FEBRUARY 28, 2025 (Unaudited) :: BIG DATA REFINERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DAT
::
Investments
Shares Value
Common Stocks — 99.8%
Electronic Equipment, Instruments & Components — 6.1%
VusionGroup (a) 696 $ 148,442
Zebra Technologies Corp.,
Class
a
A * 792 249,520
397,962
Hotels, Restaurants & Leisure — 2.3%
Genius Sports Ltd.* 17,132 148,706
IT Services — 9.7%
Couchbase, Inc.* 3,627 64,017
MongoDB, Inc., Class
a
A * 944 252,454
Snowflake, Inc., Class
a
A * 1,765 312,581
629,052
Software — 81.7%
AvePoint, Inc.* 9,135 136,477
Braze, Inc., Class
a
A * 5,967 220,660
Cellebrite DI Ltd.* 7,819 145,121
Cognyte Software Ltd.* 5,434 48,526
Commvault Systems, Inc.* 1,844 314,513
Confluent, Inc., Class
a
A * 9,628 305,593
Datadog, Inc., Class
a
A * 1,922 224,009
Dynatrace, Inc.* 5,558 318,195
Elastic NV* 2,920 339,771
Enghouse Systems Ltd. 3,896 68,454
Five9, Inc.* 6,714 243,047
I3 Verticals, Inc., Class
a
A * 2,036 52,793
Informatica, Inc., Class
a
A * 11,945 228,866
InterDigital , Inc. 1,646 351,651
MicroStrategy, Inc., Class
a
A * 820 209,452
Nice Ltd., ADR* 1,693 235,632
Nutanix, Inc., Class
a
A * 4,782 367,688
Palantir Technologies, Inc.,
Class
a
A * 4,245 360,485
Rubrik, Inc., Class
a
A * 5,014 326,512
SimilarWeb Ltd.* 3,987 38,036
SolarWinds Corp. 4,420 80,930
Investments
Shares Value
Common Stocks (continued)
Teradata Corp.* 8,563 $ 204,142
Tyler Technologies, Inc.* 520 316,384
Verint Systems, Inc.* 5,560 125,489
Weave Communications, Inc.* 4,927 62,080
5,324,506
Total Common Stocks
(Cost $5,712,853)
6,500,226
Securities Lending Reinvestments (b) — 1.4%
Investment Companies — 1.4%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (c)
(Cost $89,829) 89,829 89,829
Total Investments — 101.2%
(Cost $5,802,682) 6,590,055
Liabilities in excess of other assets — (1.2%) (77,372)
Net Assets — 100.0% $ 6,512,683
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $104,294, collateralized in the form of cash with a value of $89,829 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments. The market value of the loaned securities is determined at the close of each business day of the Fund
and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $89,829.
(c) Rate shown is the 7-day yield as of February 28, 2025.
Abbreviations
ADR American Depositary Receipt
DI Depositary Interest
Big Data Refiners ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025:
United States 87.0%
Israel 7.2%
United Kingdom 2.3%
France 2.3%
Canada 1.0%
Other
a
0.2%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

DECLINE OF THE RETAIL STORE ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMTY
::
Investments
Principal
Amount Value
Short-Term Investments — 90 .0%
Repurchase Agreements (a) — 22 .6%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $704,892
(Cost $704,636) $ 704,636
$ 704,636
U.S. Treasury Obligations (b) — 67 .4%
U.S. Treasury Bills
4.26%, 3/11/2025 (c)
(Cost $2,097,533) 2,100,000 2,098,005
Total Short-Term Investments
(Cost $2,802,169) 2,802,641
Total Investments — 90.0%
(Cost $2,802,169) 2,802,641
Other assets less liabilities — 10.0% 312,900
Net Assets — 100.0% $ 3,115,541
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $231,781.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
(1,779,264) 3/8/2027 BNP Paribas SA (4.88)%
Solactive-ProShares Bricks and
Mortar Retail Store Index 62,954
(182,234) 11/6/2026 Goldman Sachs International (4.08)%
Solactive-ProShares Bricks and
Mortar Retail Store Index 8,715
(376,064) 11/6/2026 Societe Generale (4.13)%
Solactive-ProShares Bricks and
Mortar Retail Store Index 14,150
(776,978) 1/26/2026 UBS AG (4.73)%
Solactive-ProShares Bricks and
Mortar Retail Store Index 31,069
(3,114,540) 116,888
Total Unrealized
Appreciation
116,888
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
Investments Shares Value
Common Stocks — 90.5%
Construction & Engineering — 6.7%
Ferrovial SE 48,387 $ 2,149,318
Vinci SA 50,622 5,834,164
7,983,482
Diversified Telecommunication Services — 2.7%
Cellnex Telecom SA(a) 57,839 2,066,375
China Tower Corp. Ltd.,
Class
a
H*(a) 457,726 649,770
Helios Towers plc* 74,650 91,743
Infrastrutture Wireless Italiane
SpA(a) 35,043 351,886
RAI Way SpA(a) 8,946 52,062
3,211,836
Electric Utilities — 10.9%
Edison International 23,967 1,304,764
Elia Group SA/NV 3,336 220,267
Eversource Energy 22,702 1,430,453
Exelon Corp. 62,235 2,750,787
Fortis, Inc. 49,140 2,154,789
Hydro One Ltd.(a) 31,159 998,036
PG&E Corp. 135,426 2,212,861
Redeia Corp. SA 39,799 713,413
Terna - Rete Elettrica Nazionale 138,028 1,154,058
12,939,428
Gas Utilities — 7.8%
APA Group 122,119 559,218
Atmos Energy Corp. 9,605 1,461,209
Beijing Enterprises Holdings
Ltd. 45,323 156,185
Brookfield Infrastructure Corp.,
Class
a
A 11,220 449,249
Chesapeake Utilities Corp. 1,437 182,398
China Gas Holdings Ltd. 251,955 218,681
China Resources Gas Group
Ltd. 84,296 283,984
Enagas SA 22,303 290,126
ENN Energy Holdings Ltd. 71,055 472,357
Hong Kong & China Gas Co.
Ltd. 1,020,626 813,661
Italgas SpA 46,092 295,966
Kunlun Energy Co. Ltd. 344,120 342,481
Naturgy Energy Group SA 14,701 381,252
New Jersey Resources Corp. 6,146 297,343
Northwest Natural Holding Co. 2,465 100,769
ONE Gas, Inc. 3,504 263,326
Snam SpA 193,750 934,386
Southwest Gas Holdings, Inc. 3,724 279,486
Spire, Inc. 3,586 275,620
Toho Gas Co. Ltd. 8,834 240,957
Tokyo Gas Co. Ltd. 32,446 1,020,356
9,319,010
Media — 0.1%
SES SA, Class
a
A, ADR 35,092 152,818
Investments Shares Value
Common Stocks (continued)
Multi-Utilities — 11.6%
ACEA SpA 4,168 $ 76,399
CenterPoint Energy, Inc. 40,374 1,388,058
Consolidated Edison, Inc. 21,459 2,178,518
National Grid plc 481,949 5,910,876
NiSource, Inc. 28,762 1,173,777
Northwestern Energy Group,
Inc. 3,792 212,087
Sempra 39,248 2,808,979
Unitil Corp. 1,040 58,344
13,807,038
Oil, Gas & Consumable Fuels — 29.9%
Antero Midstream Corp. 20,838 353,204
Cheniere Energy, Inc. 13,896 3,176,070
DT Midstream, Inc. 5,957 572,408
Enbridge, Inc. 205,399 8,775,332
Gibson Energy, Inc. 15,154 225,202
Hess Midstream LP, Class
a
A 7,117 296,992
Keyera Corp. 21,451 629,111
Kinder Morgan, Inc. 119,710 3,244,141
Koninklijke Vopak NV 6,211 262,358
New Fortress Energy, Inc.(b) 6,786 67,860
ONEOK, Inc. 38,322 3,847,146
Pembina Pipeline Corp. 54,853 2,132,319
South Bow Corp. 19,437 517,245
Targa Resources Corp. 13,523 2,727,860
TC Energy Corp. 97,873 4,380,354
Williams Cos., Inc. (The) 75,517 4,393,579
35,601,181
Specialized REITs — 8.4%
American Tower Corp., REIT 28,934 5,949,409
Crown Castle, Inc., REIT 26,922 2,533,360
SBA Communications Corp.,
Class
a
A, REIT 6,673 1,454,047
9,936,816
Transportation Infrastructure — 7.8%
Aena SME SA(a) 7,250 1,615,465
Aeroports de Paris SA 3,807 389,588
Atlas Arteria Ltd. 104,468 328,001
Auckland International Airport
Ltd. 164,994 755,332
Beijing Capital International
Airport Co. Ltd., Class
a
H* 185,376 65,550
China Merchants Port Holdings
Co. Ltd. 115,943 189,634
Corp. America Airports SA* 2,723 49,831
COSCO SHIPPING Ports Ltd. 117,207 65,860
Flughafen Zurich AG
(Registered) 1,866 457,950
Fraport AG Frankfurt Airport
Services Worldwide* 3,101 178,534
Getlink SE 30,768 509,717
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR 3,427 264,667
Grupo Aeroportuario del
Pacifico SAB de CV, ADR 4,006 761,340

DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
Investments Shares Value
Common Stocks (continued)
Grupo Aeroportuario del
Sureste SAB de CV, ADR 1,724 $ 466,894
Hutchison Port Holdings Trust,
Class
a
U 487,044 80,362
Japan Airport Terminal Co. Ltd. 9,188 272,829
Jiangsu Expressway Co. Ltd.,
Class
a
H 114,588 130,397
Shenzhen Expressway Corp.
Ltd., Class
a
H 58,074 49,135
Transurban Group 306,165 2,498,176
Westshore Terminals
Investment Corp. 3,260 55,252
Yuexiu Transport Infrastructure
Ltd. 86,614 40,762
9,225,276
Water Utilities — 4.6%
American States Water Co. 2,397 183,466
American Water Works Co., Inc. 12,083 1,642,926
Beijing Enterprises Water Group
Ltd. 445,939 130,163
California Water Service Group 3,761 170,937
China Water Affairs Group Ltd. 82,640 63,757
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, ADR(b) 44,917 723,613
Essential Utilities, Inc. 15,544 590,361
Pennon Group plc 46,391 244,392
Severn Trent plc 25,901 815,499
SJW Group 1,905 100,336
United Utilities Group plc 66,867 824,466
5,489,916
Total Common Stocks
(Cost $112,106,943)
107,666,801
Master Limited Partnerships — 8.6%
Multi-Utilities — 0.6%
Brookfield Infrastructure
Partners LP 21,372 677,920
Oil, Gas & Consumable Fuels — 8.0%
Cheniere Energy Partners LP 2,517 170,426
Energy Transfer LP 190,889 3,682,249
Enterprise Products Partners LP 89,972 3,005,965
Genesis Energy LP 7,191 92,332
MPLX LP 23,186 1,249,957
Plains All American Pipeline LP 28,565 581,012
Plains GP Holdings LP Class A 12,226 264,082
Western Midstream Partners LP 11,937 484,403
9,530,426
Total Master Limited Partnerships
(Cost $8,612,632)
10,208,346
Closed End Funds — 0.4%
Capital Markets — 0.4%
3i Infrastructure plc 64,549 255,768
Hicl Infrastructure plc 197,854 275,262
Total Closed End Funds
(Cost $700,270)
531,030
Investments
Shares Value
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (d)
(Cost $71,243) 71,243 $ 71,243
Principal
Amount
Short-Term Investments — 0.2%
Repurchase Agreements (e) — 0.2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $265,203
(Cost $265,106) $ 265,106
265,106
Total Investments — 99.8%
(Cost $121,756,194) 118,742,526
Other assets less liabilities — 0.2% 282,967
Net Assets — 100.0% $ 119,025,493
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $193,508, collateralized in the form of cash with a value of $71,243 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $131,449 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.38% – 4.38%, and maturity dates ranging from January
31, 2026 – February 15, 2050. The total value of collateral is
$202,692.
(c) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $71,243.
(d) Rate shown is the 7-day yield as of February 28, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust

FEBRUARY 28, 2025 (Unaudited) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025:
United States 49.8%
Canada 17.6%
United Kingdom 7.1%
Spain 6.1%
France 5.7%
Australia 2.8%
Italy 2.4%
China 2.0%
Japan 1.3%
Mexico 1.3%
Hong Kong 1.1%
New Zealand 0.6%
Brazil 0.6%
Switzerland 0.4%
Netherlands 0.2%
Belgium 0.2%
Germany 0.1%
Luxembourg 0.1%
Singapore 0.1%
Other
a
0.5%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

EQUITIES FOR RISING RATES ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EQRR
::
Investments
Shares Value
Common Stocks — 99 .6%
Banks — 4.6%
Bank of America Corp. 4,046 $ 186,520
JPMorgan Chase & Co. 744 196,900
Wells Fargo & Co. 2,522 197,523
580,943
Beverages — 1.9%
Constellation Brands, Inc.,
Class
a
A 1,342 235,521
Capital Markets — 3.0%
LPL Financial Holdings, Inc. 539 200,368
Raymond James Financial, Inc. 1,142 176,633
377,001
Chemicals — 6.5%
CF Industries Holdings, Inc. 1,410 114,238
Corteva, Inc. 5,222 328,882
Linde plc 282 131,708
LyondellBasell Industries NV,
Class
a
A 1,614 124,004
Westlake Corp. 1,047 117,578
816,410
Consumer Staples Distribution & Retail — 2.4%
Casey's General Stores, Inc. 740 306,515
Containers & Packaging — 1.9%
Avery Dennison Corp. 635 119,361
International Paper Co. 2,195 123,688
243,049
Energy Equipment & Services — 5.9%
Halliburton Co. 13,386 352,989
Schlumberger NV 9,488 395,270
748,259
Food Products — 9.2%
Archer-Daniels-Midland Co. 5,910 278,952
Bunge Global SA 3,827 283,925
Hershey Co. (The) 1,739 300,343
Kraft Heinz Co. (The) 9,742 299,177
1,162,397
Ground Transportation — 2.4%
Uber Technologies, Inc.* 3,911 297,275
Health Care Providers & Services — 6.1%
CVS Health Corp. 6,718 441,507
McKesson Corp. 517 331,014
772,521
Hotels, Restaurants & Leisure — 5.7%
Booking Holdings, Inc. 47 235,753
Hilton Worldwide Holdings, Inc. 956 253,302
Marriott International, Inc.,
Class
a
A 843 236,419
725,474
Investments
Shares Value
Common Stocks (continued)
Insurance — 7.3%
American International Group,
Inc. 2,457 $ 203,784
Loews Corp. 2,118 183,567
MetLife, Inc. 2,180 187,872
Prudential Financial, Inc. 1,506 173,341
Reinsurance Group of America,
Inc. 848 171,881
920,445
Media — 2.2%
Fox Corp., Class
a
A 4,834 278,438
Metals & Mining — 3.2%
Nucor Corp. 1,019 140,082
Reliance, Inc. 442 131,345
Steel Dynamics, Inc. 1,032 139,392
410,819
Oil, Gas & Consumable Fuels — 24.2%
Chevron Corp. 2,490 394,964
ConocoPhillips 3,700 366,855
Coterra Energy, Inc. 14,553 392,786
Diamondback Energy, Inc. 2,265 360,044
EOG Resources, Inc. 2,977 377,900
Exxon Mobil Corp. 3,368 374,959
Marathon Petroleum Corp. 2,642 396,776
Valero Energy Corp. 2,997 391,798
3,056,082
Passenger Airlines — 5.4%
Delta Air Lines, Inc. 3,904 234,708
Southwest Airlines Co. 7,025 218,197
United Airlines Holdings, Inc.* 2,399 225,050
677,955
Specialty Retail — 4.2%
AutoZone, Inc.* 74 258,483
O'Reilly Automotive, Inc.* 199 273,354
531,837
Tobacco — 2.5%
Altria Group, Inc. 5,705 318,624
Trading Companies & Distributors — 1.0%
Fastenal Co. 1,638 124,046
Total Common Stocks
(Cost $12,142,056)
12,583,611

FEBRUARY 28, 2025 (Unaudited) :: EQUITIES FOR RISING RATES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EQRR
::
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $8,516
(Cost $8,514) $ 8,514
$ 8,514
Total Investments — 99.7%
(Cost $12,150,570) 12,592,125
Other assets less liabilities — 0.3% 31,562
Net Assets — 100.0% $ 12,623,687
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

GLOBAL LISTED PRIVATE EQUITY ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PEX
::
Investments Shares Value
Common Stocks — 87.8%
Capital Markets — 73.8%
3i Group plc 29,502 $ 1,468,465
Ares Capital Corp. 61,061 1,427,606
Barings BDC, Inc. 19,729 205,576
Capital Southwest Corp.(a) 9,859 229,616
FS KKR Capital Corp.(a) 57,734 1,355,594
Gimv NV 4,650 180,647
Goldman Sachs BDC, Inc. 23,920 311,917
Golub Capital BDC, Inc. 40,348 632,253
Hercules Capital, Inc. 30,291 633,385
IP Group plc* 207,184 112,196
Main Street Capital Corp.(a) 17,422 1,059,258
MidCap Financial Investment
Corp. 19,590 269,950
New Mountain Finance Corp. 19,841 231,148
Oaktree Specialty Lending
Corp. 16,554 266,850
Onex Corp. 12,779 943,972
Prospect Capital Corp. 75,853 333,753
Ratos AB, Class
a
B 42,158 148,082
Sixth Street Specialty Lending,
Inc. 20,129 473,233
SLR Investment Corp. 10,283 181,289
10,464,790
Financial Services — 14.0%
Compass Diversified Holdings 14,294 312,896
Eurazeo SE 8,200 646,902
Kinnevik AB, Class
a
B* 51,479 415,433
Wendel SE 6,028 604,054
1,979,285
Total Common Stocks
(Cost $11,796,078)
12,444,075
Closed End Funds — 11.6%
Capital Markets — 11.6%
Apax Global Alpha Ltd.(b) 84,439 143,604
HBM Healthcare Investments
AG Class A 1,214 261,367
HgCapital Trust plc 89,899 594,822
NB Private Equity Partners Ltd. 8,250 162,514
Oakley Capital Investments Ltd. 30,390 181,199
Partners Group Private Equity
Ltd. 12,884 136,994
Syncona Ltd.* 132,286 158,914
Total Closed End Funds
(Cost $1,583,713)
1,639,414
Securities Lending Reinvestments (c) — 7.6%
Investment Companies — 7.6%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (d)
(Cost $1,070,990) 1,070,990 1,070,990
Investments
Principal
Amount Value
Short-Term Investments — 0.5%
Repurchase Agreements (e) — 0.5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $75,735
(Cost $75,709) $ 75,709
$ 75,709
Total Investments — 107.5%
(Cost $14,526,490) 15,230,188
Liabilities in excess of other assets — (7.5%) (1,060,525)
Net Assets — 100.0% $ 14,169,663
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $2,059,274, collateralized in the form of cash with a value of $1,070,990 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $969,347 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.00%, and maturity dates ranging from
March 13, 2025 – August 15, 2051. The total value of collateral is $2,040,337. The market value of the loaned securities is
determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $1,070,990.
(d) Rate shown is the 7-day yield as of February 28, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 28, 2025 (Unaudited) :: GLOBAL LISTED PRIVATE EQUITY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PEX
::
Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025:
United States 55.9%
United Kingdom 20.9%
France 8.8%
Canada 6.7%
Sweden 4.0%
Switzerland 1.8%
Belgium 1.3%
Other
a
0.6%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

HEDGE REPLICATION ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks — 12 .2%
Aerospace & Defense — 0.2%
AAR Corp.* 41 $ 2,666
AeroVironment, Inc.* 33 4,937
AerSale Corp.* 40 280
Archer Aviation, Inc., Class
a
A* 275 2,442
Astronics Corp.* 34 680
Byrna Technologies, Inc.* 20 515
Cadre Holdings, Inc. 31 1,042
Ducommun, Inc.* 16 938
Eve Holding, Inc.* 60 247
Intuitive Machines, Inc.* 36 525
Kratos Defense & Security
Solutions, Inc.* 174 4,592
Leonardo DRS, Inc.* 87 2,649
Mercury Systems, Inc.* 61 2,709
Moog, Inc., Class
a
A 33 5,626
National Presto Industries, Inc.* 6 610
Park Aerospace Corp. 22 304
Redwire Corp.* 27 377
Rocket Lab USA, Inc.* 409 8,380
Triumph Group, Inc.* 86 2,183
V2X, Inc.* 17 798
Virgin Galactic Holdings, Inc.* 31 118
VirTra, Inc.* 13 78
42,696
Air Freight & Logistics — 0.0%(a)
Air Transport Services Group,
Inc.* 60 1,340
Forward Air Corp.* 29 652
Hub Group, Inc., Class
a
A 71 2,918
Radiant Logistics, Inc.* 42 284
5,194
Automobile Components — 0.1%
Adient plc* 102 1,615
American Axle & Manufacturing
Holdings, Inc.* 135 670
Cooper-Standard Holdings,
Inc.* 20 303
Dana, Inc. 154 2,290
Dorman Products, Inc.* 30 3,944
Fox Factory Holding Corp.* 50 1,386
Gentherm, Inc.* 36 1,191
Goodyear Tire & Rubber Co.
(The)* 335 3,166
Holley, Inc.* 55 150
LCI Industries 29 3,011
Luminar Technologies, Inc.,
Class
a
A* 26 135
Modine Manufacturing Co.* 61 5,158
Patrick Industries, Inc. 38 3,443
Phinia, Inc. 49 2,416
Solid Power, Inc.* 182 224
Standard Motor Products, Inc. 25 713
Stoneridge, Inc.* 32 180
Visteon Corp.* 32 2,775
XPEL, Inc.*(b) 30 1,003
33,773
Investments
Shares Value
Common Stocks (continued)
Automobiles — 0.0%(a)
Livewire Group, Inc.* 21 $ 48
Winnebago Industries, Inc. 33 1,334
1,382
Banks — 1.2%
1st Source Corp. 22 1,428
ACNB Corp. 10 410
Amalgamated Financial Corp. 21 681
Amerant Bancorp, Inc., Class
a
A 44 1,010
Ameris Bancorp 77 4,973
Ames National Corp. 10 188
Arrow Financial Corp. 19 514
Associated Banc-Corp. 190 4,722
Atlantic Union Bankshares
Corp. 105 3,745
Axos Financial, Inc.* 64 4,275
Banc of California, Inc. 164 2,439
BancFirst Corp. 23 2,745
Bancorp, Inc. (The)* 55 3,070
Bank First Corp. 11 1,152
Bank of Hawaii Corp. 46 3,322
Bank of Marin Bancorp 19 463
Bank of NT Butterfield & Son
Ltd. (The) 52 2,018
Bank7 Corp. 5 206
BankUnited, Inc. 88 3,307
Bankwell Financial Group, Inc. 8 254
Banner Corp. 40 2,759
Bar Harbor Bankshares 18 578
BayCom Corp. 12 330
BCB Bancorp, Inc. 18 182
Berkshire Hills Bancorp, Inc. 51 1,453
Blue Foundry Bancorp* 24 238
Bridgewater Bancshares, Inc.* 23 334
Brookline Bancorp, Inc. 104 1,227
Burke & Herbert Financial
Services Corp. 16 998
Business First Bancshares, Inc. 28 743
Byline Bancorp, Inc. 37 1,056
Cadence Bank 214 7,096
California BanCorp* 29 464
Camden National Corp. 17 748
Capital Bancorp, Inc. 11 336
Capital City Bank Group, Inc. 16 594
Capitol Federal Financial, Inc. 146 864
Carter Bankshares, Inc.* 27 468
Cathay General Bancorp 82 3,850
Central Pacific Financial Corp. 31 900
Chemung Financial Corp. 4 207
ChoiceOne Financial Services,
Inc. 10 318
Citizens & Northern Corp. 18 384
Citizens Financial Services, Inc. 5 302
City Holding Co. 17 2,023
Civista Bancshares, Inc. 18 371
CNB Financial Corp. 24 599
Coastal Financial Corp.* 13 1,283
Colony Bankcorp, Inc. 19 321

FEBRUARY 28, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Columbia Financial, Inc.* 32 $ 508
Community Financial System,
Inc. 62 3,924
Community Trust Bancorp, Inc. 18 983
Community West Bancshares 20 386
ConnectOne Bancorp, Inc. 43 1,098
Customers Bancorp, Inc.* 35 1,890
CVB Financial Corp. 156 3,147
Dime Community Bancshares,
Inc. 42 1,302
Eagle Bancorp, Inc. 35 814
Eastern Bankshares, Inc. 227 4,061
Enterprise Bancorp, Inc. 12 518
Enterprise Financial Services
Corp. 44 2,600
Equity Bancshares, Inc.,
Class
a
A 17 730
Esquire Financial Holdings, Inc. 8 617
ESSA Bancorp, Inc. 10 210
Farmers & Merchants Bancorp,
Inc. 15 386
Farmers National Banc Corp. 43 623
FB Financial Corp. 42 2,122
Fidelity D&D Bancorp, Inc. 6 269
Financial Institutions, Inc. 18 504
First Bancorp 191 3,719
First Bancorp 47 1,972
First Bancorp, Inc. (The) 13 341
First Bancshares, Inc. (The) 36 1,284
First Bank 25 382
First Busey Corp. 98 2,351
First Business Financial
Services, Inc. 9 478
First Commonwealth Financial
Corp. 119 1,956
First Community Bankshares,
Inc. 20 839
First Financial Bancorp 111 3,043
First Financial Bankshares, Inc. 153 5,762
First Financial Corp. 13 672
First Financial Northwest, Inc. 8 170
First Foundation, Inc. 75 382
First Internet Bancorp 10 297
First Interstate BancSystem,
Inc., Class
a
A 93 2,855
First Merchants Corp. 69 3,022
First Mid Bancshares, Inc. 27 1,029
First of Long Island Corp. (The) 25 329
First Western Financial, Inc.* 10 199
Five Star Bancorp 20 609
Flagstar Financial, Inc. 298 3,576
Flushing Financial Corp. 32 459
FS Bancorp, Inc. 8 315
Fulton Financial Corp. 214 4,241
FVCBankcorp, Inc.* 20 236
German American Bancorp, Inc. 34 1,357
Glacier Bancorp, Inc. 134 6,545
Great Southern Bancorp, Inc. 10 590
Greene County Bancorp, Inc. 8 207
Guaranty Bancshares, Inc. 9 364
Hancock Whitney Corp. 102 5,827
Investments
Shares Value
Common Stocks (continued)
Hanmi Financial Corp. 35 $ 840
HarborOne Bancorp, Inc. 45 522
HBT Financial, Inc. 15 375
Heritage Commerce Corp. 70 743
Heritage Financial Corp. 40 1,011
Hilltop Holdings, Inc. 55 1,759
Hingham Institution For Savings
(The) 2 519
Home Bancorp, Inc. 8 376
Home BancShares, Inc. 219 6,559
HomeStreet, Inc.* 22 221
HomeTrust Bancshares, Inc. 17 624
Hope Bancorp, Inc. 136 1,485
Horizon Bancorp, Inc. 51 869
Independent Bank Corp. 23 782
Independent Bank Corp. 50 3,428
International Bancshares Corp. 64 4,288
Investar Holding Corp. 11 206
John Marshall Bancorp, Inc. 15 280
Kearny Financial Corp. 64 447
Lakeland Financial Corp. 29 1,926
LCNB Corp. 15 232
LINKBANCORP, Inc. 26 198
Live Oak Bancshares, Inc. 41 1,304
Mercantile Bank Corp. 19 916
Metrocity Bankshares, Inc. 22 666
Metropolitan Bank Holding
Corp.* 12 725
Mid Penn Bancorp, Inc. 18 511
Middlefield Banc Corp. 9 241
Midland States Bancorp, Inc. 24 465
MidWestOne Financial Group,
Inc. 22 670
MVB Financial Corp. 14 259
National Bank Holdings Corp.,
Class
a
A 43 1,800
National Bankshares, Inc. 7 197
NB Bancorp, Inc.* 46 889
NBT Bancorp, Inc. 54 2,578
Nicolet Bankshares, Inc. 16 1,918
Northeast Bank 8 803
Northeast Community Bancorp,
Inc. 14 326
Northfield Bancorp, Inc. 45 530
Northrim Bancorp, Inc. 6 494
Northwest Bancshares, Inc. 150 1,893
Norwood Financial Corp. 9 233
Oak Valley Bancorp 8 217
OceanFirst Financial Corp. 68 1,225
OFG Bancorp 54 2,294
Old National Bancorp 370 8,788
Old Second Bancorp, Inc. 51 935
Orange County Bancorp, Inc. 12 307
Origin Bancorp, Inc. 35 1,355
Orrstown Financial Services,
Inc. 22 737
Pacific Premier Bancorp, Inc. 113 2,700
Park National Corp. 17 2,829
Parke Bancorp, Inc. 12 240
Pathward Financial, Inc. 30 2,325
PCB Bancorp 13 255

HEDGE REPLICATION ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Peapack-Gladstone Financial
Corp. 20 $ 647
Peoples Bancorp of North
Carolina, Inc. 5 132
Peoples Bancorp, Inc. 41 1,312
Peoples Financial Services
Corp. 11 537
Pioneer Bancorp, Inc.* 14 167
Plumas Bancorp 6 276
Ponce Financial Group, Inc.* 23 302
Preferred Bank 15 1,331
Primis Financial Corp. 24 252
Princeton Bancorp, Inc. 6 197
Provident Bancorp, Inc.* 18 217
Provident Financial Services,
Inc. 148 2,701
QCR Holdings, Inc. 19 1,431
RBB Bancorp 19 336
Red River Bancshares, Inc. 5 282
Renasant Corp. 74 2,679
Republic Bancorp, Inc., Class
a
A 10 678
S&T Bancorp, Inc. 45 1,810
Sandy Spring Bancorp, Inc. 52 1,662
Seacoast Banking Corp. of
Florida 99 2,800
ServisFirst Bancshares, Inc. 60 5,484
Shore Bancshares, Inc. 36 545
Sierra Bancorp 15 461
Simmons First National Corp.,
Class
a
A 146 3,208
SmartFinancial, Inc. 19 660
South Plains Financial, Inc. 14 493
Southern First Bancshares,
Inc.* 9 307
Southern Missouri Bancorp,
Inc. 11 641
Southern States Bancshares,
Inc. 10 325
Southside Bancshares, Inc. 34 1,046
SouthState Corp. 115 11,592
Stellar Bancorp, Inc. 58 1,687
Sterling Bancorp, Inc.* 25 118
Stock Yards Bancorp, Inc. 30 2,186
Texas Capital Bancshares, Inc.* 55 4,354
Third Coast Bancshares, Inc.* 13 466
Timberland Bancorp, Inc. 9 288
Tompkins Financial Corp. 15 1,033
Towne Bank 83 3,061
TriCo Bancshares 38 1,661
Triumph Financial, Inc.* 26 1,790
TrustCo Bank Corp. 22 726
Trustmark Corp. 72 2,634
UMB Financial Corp. 80 8,826
United Bankshares, Inc. 156 5,638
United Community Banks, Inc. 141 4,544
Unity Bancorp, Inc. 8 380
Univest Financial Corp. 34 1,039
USCB Financial Holdings, Inc. 12 234
Valley National Bancorp 551 5,422
Veritex Holdings, Inc. 62 1,633
Investments
Shares Value
Common Stocks (continued)
Virginia National Bankshares
Corp. 5 $ 182
WaFd, Inc. 79 2,338
Washington Trust Bancorp, Inc. 20 642
WesBanco, Inc. 101 3,542
West Bancorp, Inc. 19 430
Westamerica Bancorp 30 1,564
WSFS Financial Corp. 70 3,800
328,092
Beverages — 0.1%
MGP Ingredients, Inc. 17 557
National Beverage Corp. 28 1,115
Primo Brands Corp., Class
a
A 186 6,266
Vita Coco Co., Inc. (The)* 46 1,492
9,430
Biotechnology — 1.0%
2seventy bio, Inc.* 58 153
4D Molecular Therapeutics,
Inc.* 59 267
89bio, Inc.* 99 914
Absci Corp.* 94 362
ACADIA Pharmaceuticals, Inc.* 141 2,764
ACELYRIN, Inc.* 86 230
Achieve Life Sciences, Inc.* 41 126
Acrivon Therapeutics, Inc.* 14 74
Actinium Pharmaceuticals, Inc.* 37 43
Acumen Pharmaceuticals, Inc.* 49 63
ADC Therapeutics SA* 96 169
ADMA Biologics, Inc.* 265 4,343
Adverum Biotechnologies, Inc.* 24 113
Aerovate Therapeutics, Inc.* 16 39
Agenus, Inc.* 25 71
Agios Pharmaceuticals, Inc.* 67 2,381
Akebia Therapeutics, Inc.* 245 453
Akero Therapeutics, Inc.* 80 3,930
Aldeyra Therapeutics, Inc.* 59 301
Alector, Inc.* 95 156
Alkermes plc* 190 6,523
Allogene Therapeutics, Inc.* 151 294
Altimmune, Inc.* 84 559
ALX Oncology Holdings, Inc.* 41 45
Amicus Therapeutics, Inc.* 345 3,274
AnaptysBio, Inc.* 25 420
Anavex Life Sciences Corp.* 88 696
Anika Therapeutics, Inc.* 15 262
Annexon, Inc.* 115 304
Apogee Therapeutics, Inc.* 45 1,415
Applied Therapeutics, Inc.* 113 57
Arbutus Biopharma Corp.* 172 593
Arcellx, Inc.* 51 3,306
Arcturus Therapeutics Holdings,
Inc.* 27 453
Arcus Biosciences, Inc.* 64 697
Arcutis Biotherapeutics, Inc.* 127 1,739
Ardelyx, Inc.* 277 1,485
ArriVent Biopharma, Inc.* 33 779
Arrowhead Pharmaceuticals,
Inc.* 140 2,647

FEBRUARY 28, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
ARS Pharmaceuticals, Inc.* 58 $ 608
Artiva Biotherapeutics, Inc.* 17 71
Astria Therapeutics, Inc.* 54 348
Atossa Therapeutics, Inc.* 149 114
Aura Biosciences, Inc.* 55 412
Aurinia Pharmaceuticals, Inc.* 158 1,256
Avidity Biosciences, Inc.* 131 4,014
Avita Medical, Inc.* 30 273
Beam Therapeutics, Inc.* 90 2,371
Bicara Therapeutics, Inc.* 23 306
BioCryst Pharmaceuticals, Inc.* 243 2,092
Biohaven Ltd.* 101 3,755
Biomea Fusion, Inc.* 33 95
Black Diamond Therapeutics,
Inc.* 47 94
Bluebird Bio, Inc.* 11 45
Blueprint Medicines Corp.* 75 7,243
Boundless Bio, Inc.* 20 39
Bridgebio Pharma, Inc.* 165 5,758
C4 Therapeutics, Inc.* 71 192
Cabaletta Bio, Inc.* 53 96
CAMP4 Therapeutics Corp.* 8 39
Candel Therapeutics, Inc.* 25 224
Capricor Therapeutics, Inc.* 43 661
Cardiff Oncology, Inc.* 48 204
CareDx, Inc.* 60 1,329
Cargo Therapeutics, Inc.* 40 150
Caribou Biosciences, Inc.* 97 113
Cartesian Therapeutics, Inc.* 13 245
Catalyst Pharmaceuticals, Inc.* 132 3,021
Celcuity, Inc.* 38 358
Celldex Therapeutics, Inc.* 76 1,563
Century Therapeutics, Inc.* 55 38
CervoMed, Inc.* 6 13
CG oncology, Inc.* 56 1,448
Cibus, Inc., Class
a
A* 21 43
Climb Bio, Inc.* 35 51
Cogent Biosciences, Inc.* 108 813
Coherus Biosciences, Inc.* 131 145
Compass Therapeutics, Inc.* 120 348
Corbus Pharmaceuticals
Holdings, Inc.* 14 106
Crinetics Pharmaceuticals, Inc.* 103 3,685
Cullinan Therapeutics, Inc.* 61 518
Cytokinetics, Inc.* 135 6,210
Day One Biopharmaceuticals,
Inc.* 61 553
Denali Therapeutics, Inc.* 146 2,418
Design Therapeutics, Inc.* 37 180
Dianthus Therapeutics, Inc.* 28 605
Disc Medicine, Inc.* 23 1,292
Dynavax Technologies Corp.* 155 2,137
Dyne Therapeutics, Inc.* 97 1,320
Editas Medicine, Inc.* 98 188
Elevation Oncology, Inc.* 66 35
Enanta Pharmaceuticals, Inc.* 24 187
Entrada Therapeutics, Inc.* 29 346
Erasca, Inc.* 216 296
Fate Therapeutics, Inc.* 118 132
Fennec Pharmaceuticals, Inc.* 28 197
Investments
Shares Value
Common Stocks (continued)
Fibrobiologics, Inc.* 32 $ 40
Foghorn Therapeutics, Inc.* 30 145
Galectin Therapeutics, Inc.* 24 38
Generation Bio Co.* 58 34
Geron Corp.* 696 1,225
Greenwich Lifesciences, Inc.* 7 86
Gyre Therapeutics, Inc.* 8 93
Halozyme Therapeutics, Inc.* 147 8,695
Heron Therapeutics, Inc.* 138 341
HilleVax, Inc.* 37 66
Humacyte, Inc.* 103 350
Ideaya Biosciences, Inc.* 99 2,036
IGM Biosciences, Inc.* 18 24
ImmunityBio, Inc.* 170 559
Immunome, Inc.* 60 564
Immunovant, Inc.* 68 1,401
Inhibrx Biosciences, Inc.* 14 186
Inmune Bio, Inc.* 16 128
Inovio Pharmaceuticals, Inc.* 31 61
Inozyme Pharma, Inc.* 62 74
Insmed, Inc.* 203 16,555
Intellia Therapeutics, Inc.* 119 1,201
Invivyd, Inc.* 93 108
Iovance Biotherapeutics, Inc.* 323 1,368
Ironwood Pharmaceuticals,
Inc., Class
a
A* 166 267
iTeos Therapeutics, Inc.* 31 225
Janux Therapeutics, Inc.* 33 1,085
Jasper Therapeutics, Inc.
(Registered)* 13 77
KalVista Pharmaceuticals, Inc.* 40 456
Keros Therapeutics, Inc.* 36 399
Kiniksa Pharmaceuticals
International plc, Class
a
A* 45 913
Kodiak Sciences, Inc.* 38 156
Korro Bio, Inc.* 7 175
Krystal Biotech, Inc.* 29 5,198
Kura Oncology, Inc.* 85 655
Kymera Therapeutics, Inc.* 55 1,724
Kyverna Therapeutics, Inc.* 30 85
Larimar Therapeutics, Inc.* 50 151
LENZ Therapeutics, Inc. 15 327
Lexeo Therapeutics, Inc.* 28 80
Lexicon Pharmaceuticals, Inc.* 135 94
Lineage Cell Therapeutics, Inc.* 174 98
Lyell Immunopharma, Inc.* 191 136
MacroGenics, Inc.* 72 177
Madrigal Pharmaceuticals, Inc.* 21 7,167
MannKind Corp.* 317 1,693
MeiraGTx Holdings plc* 55 392
Mersana Therapeutics, Inc.* 133 70
Metagenomi, Inc.* 32 66
MiMedx Group, Inc.* 140 1,177
Mineralys Therapeutics, Inc.* 34 311
Mirum Pharmaceuticals, Inc.* 47 2,236
Monte Rosa Therapeutics, Inc.* 49 270
Myriad Genetics, Inc.* 105 1,127
Neurogene, Inc.* 12 212
Nkarta, Inc.* 62 108
Novavax, Inc.* 181 1,508

HEDGE REPLICATION ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Nurix Therapeutics, Inc.* 83 $ 1,282
Nuvalent, Inc., Class
a
A* 41 3,074
Ocugen, Inc.* 337 220
Olema Pharmaceuticals, Inc.* 48 210
Organogenesis Holdings, Inc.,
Class
a
A* 85 528
ORIC Pharmaceuticals, Inc.* 72 578
Outlook Therapeutics, Inc.* 18 27
Ovid therapeutics, Inc.* 69 37
PepGen, Inc.* 18 57
Perspective Therapeutics, Inc.* 64 178
Praxis Precision Medicines,
Inc.* 20 772
Precigen, Inc.* 159 275
Prelude Therapeutics, Inc.* 16 12
Prime Medicine, Inc.* 67 169
ProKidney Corp., Class
a
A* 129 159
Protagonist Therapeutics, Inc.* 69 2,594
Prothena Corp. plc* 50 791
PTC Therapeutics, Inc.* 90 4,973
Puma Biotechnology, Inc.* 50 179
Pyxis Oncology, Inc.* 57 68
Q32 Bio, Inc.* 7 16
RAPT Therapeutics, Inc.* 35 40
Recursion Pharmaceuticals,
Inc., Class
a
A* 293 2,200
REGENXBIO, Inc.* 54 355
Regulus Therapeutics, Inc.* 74 100
Relay Therapeutics, Inc.* 143 488
Renovaro, Inc.* 136 134
Replimune Group, Inc.* 72 913
Revolution Medicines, Inc.* 197 8,026
Rhythm Pharmaceuticals, Inc.* 64 3,514
Rigel Pharmaceuticals, Inc.* 20 461
Rocket Pharmaceuticals, Inc.* 77 728
Sage Therapeutics, Inc.* 64 467
Sana Biotechnology, Inc.* 156 407
Savara, Inc.* 136 339
Scholar Rock Holding Corp.* 91 3,533
Sera Prognostics, Inc., Class
a
A* 33 140
Shattuck Labs, Inc.* 46 61
Skye Bioscience, Inc.* 23 66
Soleno Therapeutics, Inc.* 30 1,465
Solid Biosciences, Inc.* 27 151
SpringWorks Therapeutics, Inc.* 81 4,679
Spyre Therapeutics, Inc.* 41 808
Stoke Therapeutics, Inc.* 42 330
Summit Therapeutics, Inc.* 108 2,235
Sutro Biopharma, Inc.* 96 153
Syndax Pharmaceuticals, Inc.* 97 1,517
Tango Therapeutics, Inc.* 56 116
Taysha Gene Therapies, Inc.* 206 330
Tenaya Therapeutics, Inc.* 65 66
Tevogen Bio Holdings, Inc.* 27 35
TG Therapeutics, Inc.* 164 4,935
Tourmaline Bio, Inc.* 27 353
Travere Therapeutics, Inc.* 89 1,905
TScan Therapeutics, Inc.* 45 95
Twist Bioscience Corp.* 69 2,679
Tyra Biosciences, Inc.* 24 281
Investments
Shares Value
Common Stocks (continued)
Upstream Bio, Inc.* 20 $ 159
UroGen Pharma Ltd.* 46 435
Vanda Pharmaceuticals, Inc.* 67 319
Vaxcyte, Inc.* 146 10,661
Vera Therapeutics, Inc.,
Class
a
A* 52 1,556
Veracyte, Inc.* 90 3,128
Verastem, Inc.* 46 257
Vericel Corp.* 58 2,975
Verve Therapeutics, Inc.* 84 532
Vir Biotechnology, Inc.* 105 881
Viridian Therapeutics, Inc.* 86 1,336
Voyager Therapeutics, Inc.* 54 220
Werewolf Therapeutics, Inc.* 36 45
X4 Pharmaceuticals, Inc.* 198 78
XBiotech, Inc.* 23 81
Xencor, Inc.* 79 1,213
XOMA Royalty Corp.* 9 204
Y-mAbs Therapeutics, Inc.* 44 245
Zenas Biopharma, Inc.* 18 126
Zentalis Pharmaceuticals, Inc.* 67 139
Zura Bio Ltd., Class
a
A* 58 79
Zymeworks, Inc.* 64 858
252,917
Broadline Retail — 0.0%(a)
1stdibs.com, Inc.* 30 110
Groupon, Inc., Class
a
A* 27 300
Qurate Retail Group, Inc.,
Class
a
B* 1 10
Savers Value Village, Inc.* 28 209
629
Building Products — 0.3%
American Woodmark Corp.* 18 1,117
Apogee Enterprises, Inc. 26 1,246
AZZ, Inc. 35 3,364
Caesarstone Ltd.* 24 91
CSW Industrials, Inc. 20 6,122
Gibraltar Industries, Inc.* 36 2,366
Griffon Corp. 44 3,183
Insteel Industries, Inc. 22 619
Janus International Group, Inc.* 167 1,351
JELD-WEN Holding, Inc.* 99 544
Masterbrand, Inc.* 149 2,085
Quanex Building Products
Corp. 53 1,022
Resideo Technologies, Inc.* 172 3,304
Tecnoglass,
Inc. 26 1,915
UFP Industries, Inc. 71 7,597
Zurn Elkay Water Solutions
Corp. 170 6,023
41,949
Capital Markets — 0.3%
Acadian Asset Management,
Inc. 32 789
AlTi Global, Inc.* 41 142
Artisan Partners Asset
Management, Inc., Class
a
A 74 3,124

FEBRUARY 28, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
B Riley Financial, Inc. 24 $ 153
BGC Group, Inc., Class
a
A 429 4,247
Cohen & Steers, Inc. 32 2,797
Diamond Hill Investment Group,
Inc. 3 438
DigitalBridge Group, Inc. 187 2,126
Donnelley Financial Solutions,
Inc.* 30 1,487
Forge Global Holdings, Inc.* 137 137
GCM Grosvenor, Inc., Class
a
A 50 706
Hamilton Lane, Inc., Class
a
A 45 7,034
MarketWise, Inc. 46 28
Moelis & Co., Class
a
A 83 5,863
Open Lending Corp.* 120 586
P10, Inc., Class
a
A 48 613
Patria Investments Ltd., Class
a
A 66 748
Perella Weinberg Partners,
Class
a
A 61 1,410
Piper Sandler Cos. 20 5,792
PJT Partners, Inc., Class
a
A 27 4,300
Resolute Holdings
Management, Inc.* 2 113
Silvercrest Asset Management
Group, Inc., Class
a
A 11 199
StepStone Group, Inc., Class
a
A 77 4,632
StoneX Group, Inc.* 33 3,982
Value Line, Inc. 1 41
Victory Capital Holdings, Inc.,
Class
a
A 48 3,074
Virtus Investment Partners, Inc. 8 1,502
WisdomTree, Inc. 164 1,496
57,559
Chemicals — 0.2%
AdvanSix, Inc. 30 838
American Vanguard Corp. 30 154
Arcadium Lithium plc* 1,275 7,446
Arq, Inc.* 33 172
ASP Isotopes, Inc.* 62 295
Aspen Aerogels, Inc.* 73 556
Avient Corp. 106 4,534
Balchem Corp. 38 6,613
Cabot Corp. 63 5,418
Core Molding Technologies,
Inc.* 9 124
Ecovyst, Inc.* 137 930
Hawkins, Inc. 23 2,415
HB Fuller Co. 64 3,631
Ingevity Corp.* 43 2,049
Innospec, Inc. 29 2,999
Intrepid Potash, Inc.* 13 339
Koppers Holdings, Inc. 23 670
Kronos Worldwide, Inc. 26 227
LSB Industries, Inc.* 63 462
Mativ Holdings, Inc. 64 433
Minerals Technologies, Inc. 37 2,543
Northern Technologies
International Corp. 9 102
Orion SA 68 951
Perimeter Solutions, Inc.* 157 1,661
PureCycle Technologies, Inc.* 145 1,493
Investments
Shares Value
Common Stocks (continued)
Quaker Chemical Corp. 16 $ 2,224
Rayonier Advanced Materials,
Inc.* 75 577
Sensient Technologies Corp. 50 3,470
Stepan Co. 25 1,544
Tronox Holdings plc 140 1,086
Valhi, Inc. 3 51
56,007
Commercial Services & Supplies — 0.1%
ABM Industries, Inc. 74 4,020
ACCO Brands Corp. 110 514
ACV Auctions, Inc., Class
a
A* 174 2,794
Bridger Aerospace Group
Holdings, Inc.* 12 21
BrightView Holdings, Inc.* 68 913
Brink's Co. (The) 52 4,890
Casella Waste Systems, Inc.,
Class
a
A* 73 8,177
CECO Environmental Corp.* 34 846
Cimpress plc* 20 962
CompX International, Inc. 2 48
CoreCivic, Inc.* 128 2,401
Deluxe Corp. 52 856
Driven Brands Holdings, Inc.* 71 1,245
Ennis, Inc. 30 636
Enviri Corp.* 93 604
GEO Group, Inc. (The)* 150 4,104
Healthcare Services Group,
Inc.* 87 913
HNI Corp. 56 2,609
Interface, Inc., Class
a
A 68 1,376
LanzaTech Global, Inc.* 132 105
Liquidity Services, Inc.* 25 837
Matthews International Corp.,
Class
a
A 35 872
MillerKnoll, Inc. 82 1,763
Montrose Environmental Group,
Inc.* 37 719
NL Industries, Inc. 10 69
OPENLANE, Inc.* 126 2,810
Perma-Fix Environmental
Services, Inc.* 17 137
Pitney Bowes, Inc. 191 2,069
Pursuit Attractions and
Hospitality, Inc.* 24 953
Quad/Graphics, Inc. 36 226
Quest Resource Holding Corp.* 21 96
Steelcase, Inc., Class
a
A 109 1,325
UniFirst Corp. 18 3,869
Virco Mfg. Corp. 13 134
VSE Corp. 21 2,489
56,402
Communications Equipment — 0.0%(a)
ADTRAN Holdings, Inc.* 93 983
Applied Optoelectronics, Inc.* 48 1,049
Aviat Networks, Inc.* 14 293
Calix, Inc.* 70 2,591
Clearfield, Inc.* 14 454

HEDGE REPLICATION ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
CommScope Holding Co., Inc.* 253 $ 1,607
Digi International, Inc.* 42 1,283
Extreme Networks, Inc.* 152 2,348
Harmonic, Inc.* 130 1,340
NETGEAR, Inc.* 33 868
NetScout Systems, Inc.* 81 1,822
Ribbon Communications, Inc.* 108 510
Viasat, Inc.* 146 1,276
Viavi Solutions, Inc.* 259 2,896
19,320
Construction & Engineering — 0.1%
Ameresco, Inc., Class
a
A* 38 448
Arcosa, Inc. 57 4,781
Argan, Inc. 15 1,956
Bowman Consulting Group
Ltd., Class
a
A* 16 331
Centuri Holdings, Inc.* 20 347
Concrete Pumping Holdings,
Inc. 28 183
Construction Partners, Inc.,
Class
a
A* 51 3,701
Dycom Industries, Inc.* 33 5,407
Fluor Corp.* 201 7,644
Granite Construction, Inc. 52 4,294
Great Lakes Dredge & Dock
Corp.* 78 662
IES Holdings, Inc.* 10 1,783
Limbach Holdings, Inc.* 12 996
Matrix Service Co.* 31 387
MYR Group, Inc.* 19 2,332
Northwest Pipe Co.* 11 485
Orion Group Holdings, Inc.* 43 306
Primoris Services Corp. 63 4,520
Southland Holdings, Inc.* 12 40
Sterling Infrastructure, Inc.* 35 4,452
Tutor Perini Corp.* 51 1,499
46,554
Construction Materials — 0.1%
Knife River Corp.* 67 6,411
Smith-Midland Corp.* 5 171
United States Lime & Minerals,
Inc. 12 1,126
7,708
Consumer Finance — 0.2%
Atlanticus Holdings Corp.* 6 330
Bread Financial Holdings, Inc. 59 3,186
Consumer Portfolio Services,
Inc.* 10 100
Dave, Inc.* 9 906
Encore Capital Group, Inc.* 28 1,056
Enova International, Inc.* 30 3,100
FirstCash Holdings, Inc. 45 5,053
Green Dot Corp., Class
a
A* 63 482
LendingClub Corp.* 130 1,663
LendingTree, Inc.* 12 485
Medallion Financial Corp. 22 183
Moneylion, Inc.* 10 871
Investments
Shares Value
Common Stocks (continued)
Navient Corp. 91 $ 1,302
Nelnet, Inc., Class
a
A 17 2,081
NerdWallet, Inc., Class
a
A* 41 418
OppFi, Inc. 22 217
PRA Group, Inc.* 46 963
PROG Holdings, Inc. 48 1,362
Regional Management Corp. 10 336
Upstart Holdings, Inc.* 92 6,134
World Acceptance Corp.* 4 539
30,767
Consumer Staples Distribution & Retail — 0.1%
Andersons, Inc. (The) 38 1,626
Chefs' Warehouse, Inc. (The)* 41 2,566
Guardian Pharmacy Services,
Inc., Class
a
A* 10 200
HF Foods Group, Inc.* 47 90
Ingles Markets, Inc., Class
a
A 17 1,044
Natural Grocers by Vitamin
Cottage, Inc. 11 489
PriceSmart, Inc. 30 2,682
SpartanNash Co. 40 808
Sprouts Farmers Market, Inc.* 119 17,660
United Natural Foods, Inc.* 69 2,193
Village Super Market, Inc.,
Class
a
A 10 315
Weis Markets, Inc. 19 1,406
31,079
Containers & Packaging — 0.0%(a)
Ardagh Metal Packaging SA 170 488
Greif, Inc., Class
a
A 29 1,661
Greif, Inc., Class
a
B 6 364
Myers Industries, Inc. 43 471
O-I Glass, Inc.* 182 2,088
Pactiv Evergreen, Inc. 48 857
Ranpak Holdings Corp.,
Class
a
A* 51 341
TriMas Corp. 48 984
7,254
Distributors — 0.0%(a)
A-Mark Precious Metals, Inc. 21 571
GigaCloud Technology, Inc.,
Class
a
A* 28 474
Weyco Group, Inc. 7 243
1,288
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.* 44 4,502
American Public Education,
Inc.* 18 381
Carriage Services, Inc., Class
a
A 16 642
Chegg, Inc.* 119 130
Coursera, Inc.* 162 1,283
European Wax Center, Inc.,
Class
a
A* 39 254
Frontdoor, Inc.* 91 4,139
Graham Holdings Co., Class
a
B 4 3,935
KinderCare Learning Cos., Inc.* 33 642

FEBRUARY 28, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Laureate Education, Inc.* 153 $ 3,051
Lincoln Educational Services
Corp.* 31 569
Mister Car Wash, Inc.* 112 951
Nerdy, Inc.* 89 135
OneSpaWorld Holdings Ltd. 118 2,251
Perdoceo Education Corp. 77 1,971
Strategic Education, Inc. 26 2,094
Stride, Inc.* 50 6,840
Udemy, Inc.* 107 1,031
Universal Technical Institute,
Inc.* 46 1,299
36,100
Diversified REITs — 0.1%
Alexander & Baldwin, Inc., REIT 86 1,557
Alpine Income Property Trust,
Inc., REIT 15 249
American Assets Trust, Inc.,
REIT 56 1,258
Armada Hoffler Properties, Inc.,
REIT 93 854
Broadstone Net Lease, Inc.,
REIT 222 3,741
CTO Realty Growth, Inc., REIT 34 647
Empire State Realty Trust, Inc.,
Class
a
A, REIT 160 1,483
Essential Properties Realty
Trust, Inc., REIT 206 6,740
Gladstone Commercial Corp.,
REIT 50 811
Global Net Lease, Inc., REIT 236 1,888
NexPoint Diversified Real
Estate Trust, REIT 39 193
One Liberty Properties, Inc.,
REIT 19 505
19,926
Diversified Telecommunication Services — 0.2%
Anterix, Inc.* 12 468
AST SpaceMobile, Inc.,
Class
a
A* 158 4,283
ATN International, Inc. 12 207
Bandwidth, Inc., Class
a
A* 29 463
Cogent Communications
Holdings, Inc. 52 3,800
Globalstar, Inc.* 57 1,231
IDT Corp., Class
a
B 18 874
Liberty Latin America Ltd.,
Class
a
A* 37 250
Liberty Latin America Ltd.,
Class
a
C* 153 1,027
Lumen Technologies, Inc.* 1,191 5,622
Shenandoah
Telecommunications Co. 57 616
18,841
Electric Utilities — 0.1%
ALLETE, Inc. 68 4,467
Genie Energy Ltd., Class
a
B 15 214
Investments
Shares Value
Common Stocks (continued)
Hawaiian Electric Industries,
Inc.* 195 $ 2,135
MGE Energy, Inc. 43 3,946
Otter Tail Corp. 49 3,907
Portland General Electric Co. 122 5,469
TXNM Energy, Inc. 106 5,538
25,676
Electrical Equipment — 0.2%
Allient, Inc. 17 423
American Superconductor
Corp.* 41 931
Amprius Technologies, Inc.* 18 46
Array Technologies, Inc.* 180 950
Atkore, Inc. 42 2,583
Blink Charging Co.* 113 115
Bloom Energy Corp., Class
a
A* 237 5,693
ChargePoint Holdings, Inc.* 466 310
Energy Vault Holdings, Inc.* 123 167
EnerSys 47 4,770
Enovix Corp.* 194 1,730
Fluence Energy, Inc.* 73 418
Freyr Battery, Inc.* 132 202
FuelCell Energy, Inc.* 23 133
GrafTech International Ltd.* 305 357
LSI Industries, Inc. 34 629
NANO Nuclear Energy, Inc.* 5 144
Net Power, Inc.* 25 181
NEXTracker, Inc., Class
a
A* 170 7,483
NuScale Power Corp., Class
a
A* 100 1,719
Plug Power, Inc.* 938 1,510
Powell Industries, Inc. 11 1,867
Preformed Line Products Co. 3 391
SES AI Corp.* 153 101
Shoals Technologies Group,
Inc., Class
a
A* 197 597
SolarMax Technology, Inc.* 35 41
Solidion Technology, Inc.* 59 20
Stem, Inc.* 179 77
Sunrun, Inc.* 257 1,863
Thermon Group Holdings, Inc.* 39 1,150
TPI Composites, Inc.* 54 61
Ultralife Corp.* 12 75
Vicor Corp.* 27 1,710
38,447
Electronic Equipment, Instruments & Components — 0.4%
908 Devices, Inc.* 28 63
Advanced Energy Industries,
Inc. 44 5,067
Aeva Technologies, Inc.* 27 97
Arlo Technologies, Inc.* 115 1,654
Badger Meter, Inc. 35 7,362
Bel Fuse, Inc., Class
a
A 2 163
Bel Fuse, Inc., Class
a
B 12 1,007
Belden, Inc. 48 5,281
Benchmark Electronics, Inc. 42 1,678
Climb Global Solutions, Inc. 5 613
CTS Corp. 35 1,563
Daktronics, Inc.* 47 717

HEDGE REPLICATION ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
ePlus, Inc.* 31 $ 1,996
Evolv Technologies Holdings,
Inc.* 156 552
Fabrinet* 43 8,602
FARO Technologies, Inc.* 23 735
Insight Enterprises, Inc.* 32 4,924
Itron, Inc.* 53 5,771
Kimball Electronics, Inc.* 29 523
Knowles Corp.* 102 1,692
Lightwave Logic, Inc.* 141 171
Methode Electronics, Inc. 41 447
MicroVision, Inc.* 248 360
Mirion Technologies, Inc.,
Class
a
A* 243 3,774
Napco Security Technologies,
Inc. 41 1,007
nLight, Inc.* 55 504
Novanta, Inc.* 42 6,075
OSI Systems, Inc.* 19 3,918
Ouster, Inc.* 55 454
PAR Technology Corp.* 40 2,748
PC Connection, Inc. 14 893
Plexus Corp.* 32 4,253
Powerfleet, Inc.* 111 783
Richardson Electronics Ltd. 14 185
Rogers Corp.* 22 1,759
Sanmina Corp.* 63 5,161
ScanSource, Inc.* 28 1,025
SmartRent, Inc., Class
a
A* 225 279
TTM Technologies, Inc.* 119 2,869
Vishay Intertechnology, Inc. 149 2,554
Vishay Precision Group, Inc.* 14 330
89,609
Energy Equipment & Services — 0.2%
Archrock, Inc. 196 5,316
Aris Water Solutions, Inc.,
Class
a
A 32 1,007
Atlas Energy Solutions, Inc.,
Class
a
A 80 1,550
Borr Drilling Ltd. 279 709
Bristow Group, Inc., Class
a
A* 29 1,074
Cactus, Inc., Class
a
A 78 4,098
ChampionX Corp. 225 6,705
Core Laboratories, Inc. 55 805
DMC Global, Inc.* 23 195
Drilling Tools International
Corp.* 14 45
Expro Group Holdings NV* 111 1,320
Forum Energy Technologies,
Inc.* 14 261
Geospace Technologies Corp.* 14 113
Helix Energy Solutions Group,
Inc.* 170 1,465
Helmerich & Payne, Inc. 114 3,022
Innovex International, Inc.* 40 732
Kodiak Gas Services, Inc. 38 1,634
Liberty Energy, Inc., Class
a
A 186 3,212
Mammoth Energy Services,
Inc.* 29 71
Nabors Industries Ltd.* 11 442
Investments
Shares Value
Common Stocks (continued)
Natural Gas Services Group,
Inc.* 13 $ 334
Noble Corp. plc 162 4,196
NPK International, Inc.* 99 604
Oceaneering International, Inc.* 119 2,629
Oil States International, Inc.* 71 386
Patterson-UTI Energy, Inc. 458 3,806
ProFrac Holding Corp.,
Class
a
A* 26 187
ProPetro Holding Corp.* 102 861
Ranger Energy Services, Inc.,
Class
a
A 18 301
RPC, Inc. 100 558
SEACOR Marine Holdings, Inc.* 29 168
Seadrill Ltd.* 82 2,089
Select Water Solutions, Inc.,
Class
a
A 107 1,298
Solaris Energy Infrastructure,
Inc., Class
a
A 30 1,024
TETRA Technologies, Inc.* 148 561
Tidewater, Inc.* 57 2,600
Transocean Ltd.* 858 2,531
Valaris Ltd.* 73 2,606
60,515
Entertainment — 0.0%(a)
AMC Entertainment Holdings,
Inc., Class
a
A* 411 1,356
Atlanta Braves Holdings, Inc.,
Class
a
A* 12 530
Atlanta Braves Holdings, Inc.,
Class
a
C* 59 2,382
Cinemark Holdings, Inc.* 130 3,329
Eventbrite, Inc., Class
a
A* 94 229
Golden Matrix Group, Inc.* 24 50
IMAX Corp.* 50 1,280
Lions Gate Entertainment
Corp., Class
a
A* 70 698
Lions Gate Entertainment
Corp., Class
a
B* 146 1,286
LiveOne, Inc.* 88 68
Madison Square Garden
Entertainment Corp., Class
a
A* 47 1,623
Marcus Corp. (The) 27 495
Playstudios, Inc.* 104 169
Reservoir Media, Inc.* 23 180
Sphere Entertainment Co.* 32 1,396
Vivid Seats, Inc., Class
a
A* 91 377
15,448
Financial Services — 0.4%
Acacia Research Corp.* 44 185
Alerus Financial Corp. 26 530
AvidXchange Holdings, Inc.* 205 1,558
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 32 1,356
Burford Capital Ltd. 236 3,682
Cannae Holdings, Inc. 66 1,323
Cantaloupe, Inc.* 69 678
Cass Information Systems, Inc. 16 699

FEBRUARY 28, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Compass Diversified Holdings 78 $ 1,707
Enact Holdings, Inc. 34 1,169
Essent Group Ltd. 123 7,087
EVERTEC, Inc. 76 2,838
Federal Agricultural Mortgage
Corp., Class
a
C 11 2,300
Flywire Corp.* 142 1,619
HA Sustainable Infrastructure
Capital, Inc. 136 3,907
International Money Express,
Inc.* 37 567
Jackson Financial, Inc., Class
a
A 88 8,063
Marqeta, Inc., Class
a
A* 558 2,332
Merchants Bancorp 21 855
Mr Cooper Group, Inc.* 74 8,315
NCR Atleos Corp.* 85 2,417
NewtekOne, Inc. 29 377
NMI Holdings, Inc., Class
a
A* 92 3,352
Onity Group, Inc.* 8 259
Pagseguro Digital Ltd., Class
a
A* 222 1,634
Payoneer Global, Inc.* 341 2,916
Paysafe Ltd.* 38 752
Paysign, Inc.* 39 103
PennyMac Financial Services,
Inc. 31 3,213
Priority Technology Holdings,
Inc.* 22 236
Radian Group, Inc. 178 5,858
Remitly Global, Inc.* 176 4,224
Repay Holdings Corp., Class
a
A* 102 735
Sezzle, Inc.* 3 897
StoneCo Ltd., Class
a
A* 337 3,117
SWK Holdings Corp.* 4 68
Velocity Financial, Inc.* 11 207
Walker & Dunlop, Inc. 38 3,255
Waterstone Financial, Inc. 19 267
84,657
Food Products — 0.2%
Alico, Inc. 8 235
B&G Foods, Inc. 91 608
Beyond Meat, Inc.* 70 221
BRC, Inc., Class
a
A* 62 160
Calavo Growers, Inc. 20 458
Cal-Maine Foods, Inc. 48 4,339
Dole plc 88 1,287
Forafric Global plc* 6 54
Fresh Del Monte Produce, Inc. 40 1,220
Hain Celestial Group, Inc. (The)* 106 379
J & J Snack Foods Corp. 18 2,366
John B Sanfilippo & Son, Inc. 11 777
Lancaster Colony Corp. 23 4,397
Lifeway Foods, Inc.* 5 106
Limoneira Co. 19 419
Mama's Creations, Inc.* 39 238
Mission Produce, Inc.* 51 630
Seneca Foods Corp., Class
a
A* 6 487
Simply Good Foods Co. (The)* 107 4,039
SunOpta, Inc.* 111 696
TreeHouse Foods, Inc.* 56 1,763
Investments
Shares Value
Common Stocks (continued)
Utz Brands, Inc. 78 $ 1,062
Vital Farms, Inc.* 39 1,291
Westrock Coffee Co.* 40 255
WK Kellogg Co. 77 1,526
29,013
Gas Utilities — 0.2%
Brookfield Infrastructure Corp.,
Class
a
A 141 5,646
Chesapeake Utilities Corp. 26 3,300
New Jersey Resources Corp. 116 5,612
Northwest Natural Holding Co. 45 1,840
ONE Gas, Inc. 66 4,960
RGC Resources, Inc. 10 203
Southwest Gas Holdings, Inc. 72 5,404
Spire, Inc. 67 5,150
32,115
Ground Transportation — 0.0%(a)
ArcBest Corp. 28 2,206
Covenant Logistics Group, Inc.,
Class
a
A 19 478
FTAI Infrastructure, Inc. 119 695
Heartland Express, Inc. 55 568
Hertz Global Holdings, Inc.* 144 600
Marten Transport Ltd. 68 1,001
PAMT Corp.* 7 91
Proficient Auto Logistics, Inc.* 18 188
RXO, Inc.* 188 3,848
Universal Logistics Holdings,
Inc. 8 218
Werner Enterprises, Inc. 73 2,377
12,270
Health Care Equipment & Supplies — 0.3%
Accuray, Inc.* 114 229
Alphatec Holdings, Inc.* 123 1,541
AngioDynamics, Inc.* 46 427
Artivion, Inc.* 47 1,194
AtriCure, Inc.* 56 2,169
Avanos Medical, Inc.* 53 798
Axogen, Inc.* 50 1,001
Bioventus, Inc., Class
a
A* 45 456
Ceribell, Inc.* 14 325
Cerus Corp.* 212 350
CONMED Corp. 36 2,130
CVRx, Inc.* 16 207
Embecta Corp. 68 918
Fractyl Health, Inc.* 40 62
Glaukos Corp.* 58 6,961
Haemonetics Corp.* 59 3,864
ICU Medical, Inc.* 25 3,658
Inmode Ltd.* 85 1,591
Inogen, Inc.* 28 233
Integer Holdings Corp.* 39 4,805
Integra LifeSciences Holdings
Corp.* 80 1,857
iRadimed Corp. 9 485
iRhythm Technologies, Inc.* 37 4,076
Lantheus Holdings, Inc.* 81 7,599

HEDGE REPLICATION ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
LeMaitre Vascular, Inc. 24 $ 2,204
LivaNova plc* 64 2,664
Merit Medical Systems, Inc.* 67 6,837
Neogen Corp.* 257 2,583
NeuroPace, Inc.* 16 207
Nevro Corp.* 43 246
Novocure Ltd.* 125 2,384
Omnicell, Inc.* 54 2,055
OraSure Technologies, Inc.* 85 296
Orchestra BioMed Holdings,
Inc.* 29 136
Orthofix Medical, Inc.* 40 695
OrthoPediatrics Corp.* 20 464
Paragon 28, Inc.* 55 717
PROCEPT BioRobotics Corp.* 52 3,346
Pulmonx Corp.* 45 388
Pulse Biosciences, Inc.* 22 403
RxSight, Inc.* 43 1,219
Sanara Medtech, Inc.* 5 173
Semler Scientific, Inc.* 6 258
SI-BONE, Inc.* 48 870
Sight Sciences, Inc.* 42 111
STAAR Surgical Co.* 58 1,015
Stereotaxis, Inc.* 66 136
Surmodics, Inc.* 16 526
Tactile Systems Technology,
Inc.* 28 400
Tandem Diabetes Care, Inc.* 77 1,705
TransMedics Group, Inc.* 39 2,976
Treace Medical Concepts, Inc.* 57 510
UFP Technologies, Inc.* 9 2,048
Utah Medical Products, Inc. 4 238
Varex Imaging Corp.* 46 592
Zimvie, Inc.* 32 425
Zynex, Inc.* 18 130
85,893
Health Care Providers & Services — 0.5%
Accolade, Inc.* 86 599
AdaptHealth Corp., Class
a
A* 120 1,366
Addus HomeCare Corp.* 21 2,011
agilon health, Inc.* 363 1,133
AirSculpt Technologies, Inc.* 16 73
Alignment Healthcare, Inc.* 118 1,851
AMN Healthcare Services, Inc.* 45 1,139
Ardent Health Partners, Inc.* 14 205
Astrana Health, Inc.* 51 1,294
Aveanna Healthcare Holdings,
Inc.* 62 264
BrightSpring Health Services,
Inc.* 63 1,215
Brookdale Senior Living, Inc.* 225 1,282
Castle Biosciences, Inc.* 30 650
Community Health Systems,
Inc.* 148 445
Concentra Group Holdings
Parent, Inc. 130 2,935
CorVel Corp.* 31 3,418
Cross Country Healthcare, Inc.* 38 652
DocGo, Inc.* 120 371
Investments
Shares Value
Common Stocks (continued)
Enhabit, Inc.* 59 $ 494
Ensign Group, Inc. (The) 65 8,395
Fulgent Genetics, Inc.* 24 371
GeneDx Holdings Corp.,
Class
a
A* 15 1,543
Guardant Health, Inc.* 139 5,914
HealthEquity, Inc.* 101 11,086
Hims & Hers Health, Inc.* 223 10,055
InfuSystem Holdings, Inc.* 23 184
Innovage Holding Corp.* 22 72
Joint Corp. (The)* 13 148
LifeStance Health Group, Inc.* 164 1,278
ModivCare, Inc.* 13 43
Nano-X Imaging Ltd.* 65 402
National HealthCare Corp. 15 1,398
National Research Corp. 18 263
NeoGenomics, Inc.* 150 1,499
OPKO Health, Inc.* 383 666
Option Care Health, Inc.* 202 6,767
Owens & Minor, Inc.* 89 853
PACS Group, Inc.* 45 586
Patterson Cos., Inc. 93 2,896
Pediatrix Medical Group, Inc.* 101 1,492
Pennant Group, Inc. (The)* 38 865
Performant Healthcare, Inc.* 83 238
Privia Health Group, Inc.* 120 2,996
Progyny, Inc.* 93 2,095
Quipt Home Medical Corp.* 49 129
RadNet, Inc.* 78 4,327
Select Medical Holdings Corp. 128 2,328
Sonida Senior Living, Inc.* 6 146
Surgery Partners, Inc.* 90 2,167
Talkspace, Inc.* 145 415
US Physical Therapy, Inc. 18 1,458
Viemed Healthcare, Inc.* 40 314
94,786
Health Care REITs — 0.1%
American Healthcare REIT, Inc. 179 5,332
CareTrust REIT, Inc. 219 5,666
Community Healthcare Trust,
Inc., REIT 32 600
Diversified Healthcare Trust,
REIT 257 727
Global Medical REIT, Inc. 72 634
LTC Properties, Inc., REIT 53 1,849
National Health Investors, Inc.,
REIT 49 3,512
Sabra Health Care REIT, Inc. 278 4,618
Strawberry Fields REIT, Inc. 7 82
Universal Health Realty Income
Trust, REIT 15 599
23,619
Health Care Technology — 0.0%(a)
Definitive Healthcare Corp.,
Class
a
A* 63 203
Evolent Health, Inc., Class
a
A* 136 1,223
Health Catalyst, Inc.* 70 327
HealthStream, Inc. 29 979

FEBRUARY 28, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
LifeMD, Inc.* 43 $ 226
OptimizeRx Corp.* 21 109
Phreesia, Inc.* 65 1,725
Schrodinger, Inc.* 65 1,450
Simulations Plus, Inc. 19 551
Teladoc Health, Inc.* 203 1,941
Waystar Holding Corp.* 74 3,217
11,951
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. 268 3,969
Braemar Hotels & Resorts, Inc.,
REIT 78 224
Chatham Lodging Trust, REIT 57 461
DiamondRock Hospitality Co.,
REIT 243 2,000
Pebblebrook Hotel Trust, REIT 141 1,741
RLJ Lodging Trust, REIT 179 1,658
Ryman Hospitality Properties,
Inc., REIT 69 6,823
Service Properties Trust, REIT 194 578
Summit Hotel Properties, Inc.,
REIT 124 802
Sunstone Hotel Investors, Inc.,
REIT 239 2,505
Xenia Hotels & Resorts, Inc.,
REIT 120 1,613
22,374
Hotels, Restaurants & Leisure — 0.2%
Accel Entertainment, Inc.,
Class
a
A* 61 657
Biglari Holdings, Inc., Class
a
B* 1 245
BJ's Restaurants, Inc.* 22 839
Bloomin' Brands, Inc. 91 854
Brinker International, Inc.* 52 8,571
Cheesecake Factory, Inc. (The) 57 3,080
Cracker Barrel Old Country
Store, Inc. 26 1,178
Dave & Buster's Entertainment,
Inc.* 38 794
Denny's Corp.* 59 293
Despegar.com Corp.* 72 1,384
Dine Brands Global, Inc. 18 451
El Pollo Loco Holdings, Inc.* 30 338
Everi Holdings, Inc.* 95 1,308
First Watch Restaurant Group,
Inc.* 36 768
Full House Resorts, Inc.* 39 188
Global Business Travel Group I* 148 1,230
Golden Entertainment, Inc. 23 715
Hilton Grand Vacations, Inc.* 84 3,604
Inspired Entertainment, Inc.* 26 280
International Game Technology
plc 134 2,376
Jack in the Box, Inc. 23 884
Krispy Kreme, Inc. 101 627
Kura Sushi USA, Inc., Class
a
A* 7 435
Life Time Group Holdings, Inc.* 73 2,224
Lindblad Expeditions Holdings,
Inc.* 42 469
Investments
Shares Value
Common Stocks (continued)
Monarch Casino & Resort, Inc. 15 $ 1,374
Nathan's Famous, Inc. 3 306
ONE Group Hospitality, Inc.
(The)* 25 81
Papa John's International, Inc. 39 1,769
PlayAGS, Inc.* 46 558
Portillo's, Inc., Class
a
A* 64 894
Potbelly Corp.* 32 408
RCI Hospitality Holdings, Inc. 10 498
Red Rock Resorts, Inc., Class
a
A 58 2,898
Rush Street Interactive, Inc.* 89 1,038
Sabre Corp.* 450 1,858
Shake Shack, Inc., Class
a
A* 45 4,887
Six Flags Entertainment Corp. 109 4,793
Super Group SGHC Ltd. 176 1,322
Sweetgreen, Inc., Class
a
A* 118 2,686
Target Hospitality Corp.* 39 219
United Parks & Resorts, Inc.* 38 1,919
Vacasa, Inc., Class
a
A* 11 56
Xponential Fitness, Inc.,
Class
a
A* 29 383
61,739
Household Durables — 0.4%
Beazer Homes USA, Inc.* 34 758
Cavco Industries, Inc.* 10 5,245
Century Communities, Inc. 33 2,291
Champion Homes, Inc.* 63 6,457
Cricut, Inc., Class
a
A 55 297
Dream Finders Homes, Inc.,
Class
a
A* 33 789
Ethan Allen Interiors, Inc. 27 769
Flexsteel Industries, Inc. 5 225
GoPro, Inc., Class
a
A* 147 110
Green Brick Partners, Inc.* 37 2,210
Hamilton Beach Brands Holding
Co., Class
a
A 10 195
Helen of Troy Ltd.* 27 1,486
Hooker Furnishings Corp. 12 157
Hovnanian Enterprises, Inc.,
Class
a
A* 6 610
Installed Building Products, Inc. 28 4,799
iRobot Corp.* 35 254
KB Home 77 4,697
Landsea Homes Corp.* 21 150
La-Z-Boy, Inc. 50 2,262
Legacy Housing Corp.* 13 321
LGI Homes, Inc.* 25 1,836
Lifetime Brands, Inc. 15 75
Lovesac Co. (The)* 17 356
M/I Homes, Inc.* 31 3,631
Meritage Homes Corp. 85 6,160
Purple Innovation, Inc., Class
a
A* 67 57
Sonos, Inc.* 142 1,877
Taylor Morrison Home Corp.,
Class
a
A* 120 7,397
Traeger, Inc.* 41 95
Tri Pointe Homes, Inc.* 109 3,451
United Homes Group, Inc.* 6 22
59,039

HEDGE REPLICATION ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Household Products — 0.0%(a)
Central Garden & Pet Co.* 11 $ 388
Central Garden & Pet Co.,
Class
a
A* 61 1,920
Energizer Holdings, Inc. 85 2,612
Oil-Dri Corp. of America 12 529
WD-40 Co. 16 3,818
9,267
Independent Power and Renewable Electricity Producers — 0.0%(a)
Altus Power, Inc., Class
a
A* 89 439
Montauk Renewables, Inc.* 78 268
Ormat Technologies, Inc. 68 4,749
Sunnova Energy International,
Inc.* 128 212
5,668
Industrial Conglomerates — 0.0%(a)
Brookfield Business Corp.,
Class
a
A 31 855
Industrial REITs — 0.1%
Industrial Logistics Properties
Trust, REIT 77 303
Innovative Industrial Properties,
Inc., REIT 33 2,374
LXP Industrial Trust, REIT 342 3,064
Plymouth Industrial REIT, Inc. 47 815
Terreno Realty Corp., REIT 112 7,596
14,152
Insurance — 0.3%
Ambac Financial Group, Inc.* 54 524
American Coastal Insurance
Corp. 28 340
AMERISAFE, Inc. 22 1,132
Baldwin Insurance Group, Inc.
(The), Class
a
A* 78 3,209
Bowhead Specialty Holdings,
Inc.* 14 471
CNO Financial Group, Inc. 124 5,170
Crawford & Co., Class
a
A 18 221
Donegal Group, Inc., Class
a
A 18 315
Employers Holdings, Inc. 29 1,502
Enstar Group Ltd.* 15 4,992
F&G Annuities & Life, Inc. 22 937
Fidelis Insurance Holdings Ltd. 60 883
Genworth Financial, Inc.,
Class
a
A* 507 3,524
GoHealth, Inc., Class
a
A* 5 72
Goosehead Insurance, Inc.,
Class
a
A 26 3,203
Greenlight Capital Re Ltd.,
Class
a
A* 32 446
Hamilton Insurance Group Ltd.,
Class
a
B* 47 919
HCI Group, Inc. 10 1,317
Heritage Insurance Holdings,
Inc.* 27 317
Investments
Shares Value
Common Stocks (continued)
Hippo Holdings, Inc.* 24 $ 690
Horace Mann Educators Corp. 48 2,032
Investors Title Co. 2 475
James River Group Holdings
Ltd. 44 218
Kingsway Financial Services,
Inc.* 15 117
Lemonade, Inc.* 61 2,217
Maiden Holdings Ltd.* 104 100
MBIA, Inc.* 53 322
Mercury General Corp. 32 1,726
NI Holdings, Inc.* 9 128
Oscar Health, Inc., Class
a
A* 234 3,419
Palomar Holdings, Inc.* 30 3,860
ProAssurance Corp.* 60 938
Root, Inc., Class
a
A* 10 1,352
Safety Insurance Group, Inc. 17 1,294
Selective Insurance Group, Inc. 72 6,195
Selectquote, Inc.* 160 730
SiriusPoint Ltd.* 111 1,703
Skyward Specialty Insurance
Group, Inc.* 44 2,289
Stewart Information Services
Corp. 32 2,278
Tiptree, Inc., Class
a
A 30 679
Trupanion, Inc.* 39 1,347
United Fire Group, Inc. 25 702
Universal Insurance Holdings,
Inc. 28 621
64,926
Interactive Media & Services — 0.0%(a)
Bumble, Inc., Class
a
A* 113 588
Cargurus, Inc., Class
a
A* 102 3,283
Cars.com, Inc.* 78 1,030
EverQuote, Inc., Class
a
A* 30 806
fuboTV, Inc.* 380 1,151
Getty Images Holdings, Inc.* 118 252
Grindr, Inc.* 29 532
MediaAlpha, Inc., Class
a
A* 35 325
Nextdoor Holdings, Inc.* 203 359
Outbrain, Inc.* 46 228
QuinStreet, Inc.* 63 1,234
Shutterstock, Inc. 29 623
System1, Inc.* 28 15
TrueCar, Inc.* 101 235
Vimeo, Inc.* 171 1,007
Webtoon Entertainment, Inc.* 18 163
Yelp, Inc., Class
a
A* 76 2,608
Ziff Davis, Inc.* 52 2,135
ZipRecruiter, Inc., Class
a
A* 84 470
17,044
IT Services — 0.0%(a)
Applied Digital Corp.* 226 1,808
ASGN, Inc.* 51 3,436
Backblaze, Inc., Class
a
A* 47 307
BigBear.ai Holdings, Inc.* 122 629
BigCommerce Holdings, Inc.,
Series 1* 84 595

FEBRUARY 28, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Couchbase, Inc.* 47 $ 830
DigitalOcean Holdings, Inc.* 77 3,299
Fastly, Inc., Class
a
A* 154 1,049
Grid Dynamics Holdings, Inc.* 67 1,261
Hackett Group, Inc. (The) 30 911
Information Services Group,
Inc. 42 131
Rackspace Technology, Inc.* 80 190
Tucows, Inc., Class
a
A* 9 179
Unisys Corp.* 77 332
14,957
Leisure Products — 0.0%(a)
Acushnet Holdings Corp. 33 2,122
AMMO, Inc.* 106 170
Clarus Corp. 36 166
Escalade, Inc. 12 183
Funko, Inc., Class
a
A* 37 456
JAKKS Pacific, Inc.* 10 271
Johnson Outdoors, Inc.,
Class
a
A 6 161
Latham Group, Inc.* 48 284
Malibu Boats, Inc., Class
a
A* 23 768
Marine Products Corp. 10 86
MasterCraft Boat Holdings,
Inc.* 19 334
Peloton Interactive, Inc.,
Class
a
A* 414 3,117
Smith & Wesson Brands, Inc. 53 576
Solo Brands, Inc., Class
a
A* 33 25
Sturm Ruger & Co., Inc. 19 750
Topgolf Callaway Brands Corp.* 167 1,091
10,560
Life Sciences Tools & Services — 0.0%(a)
Adaptive Biotechnologies
Corp.* 136 1,123
Akoya Biosciences, Inc.* 31 51
BioLife Solutions, Inc.* 42 1,008
ChromaDex Corp.* 58 327
Codexis, Inc.* 95 289
Conduit Pharmaceuticals, Inc.* 1 1
CryoPort, Inc.* 51 284
Cytek Biosciences, Inc.* 143 642
Harvard Bioscience, Inc.* 48 40
Lifecore Biomedical, Inc.* 27 158
Maravai LifeSciences Holdings,
Inc., Class
a
A* 130 419
MaxCyte, Inc.* 123 411
Mesa Laboratories, Inc. 6 836
Nautilus Biotechnology, Inc.,
Class
a
A* 57 74
OmniAb, Inc.* 109 379
Pacific Biosciences of
California, Inc.* 322 467
Quanterix Corp.* 42 319
Quantum-Si, Inc.* 118 163
Standard BioTools, Inc.* 347 370
7,361
Investments
Shares Value
Common Stocks (continued)
Machinery — 0.7%
374Water, Inc.* 77 $ 26
3D Systems Corp.* 150 509
Alamo Group, Inc. 12 2,100
Albany International Corp.,
Class
a
A 37 2,833
Astec Industries, Inc. 27 961
Atmus Filtration Technologies,
Inc. 99 3,940
Blue Bird Corp.* 38 1,335
Chart Industries, Inc.* 51 9,718
Columbus McKinnon Corp. 33 575
Commercial Vehicle Group,
Inc.* 39 81
Douglas Dynamics, Inc. 27 730
Eastern Co. (The) 6 169
Energy Recovery, Inc.* 67 1,002
Enerpac Tool Group Corp.,
Class
a
A 64 2,961
Enpro, Inc. 25 4,552
ESCO Technologies, Inc. 30 4,946
Federal Signal Corp. 71 5,771
Franklin Electric Co., Inc. 53 5,414
Gencor Industries, Inc.* 12 156
Gorman-Rupp Co. (The) 25 953
Graham Corp.* 12 406
Greenbrier Cos., Inc. (The) 36 2,023
Helios Technologies, Inc. 39 1,539
Hillenbrand, Inc. 83 2,482
Hillman Solutions Corp.* 231 2,255
Hyliion Holdings Corp.* 164 277
Hyster-Yale, Inc. 13 661
JBT Marel Corp. 55 7,260
Kadant, Inc. 14 5,243
Kennametal, Inc. 92 2,036
L B Foster Co., Class
a
A* 11 302
Lindsay Corp. 13 1,718
Luxfer Holdings plc 31 378
Manitowoc Co., Inc. (The)* 41 424
Mayville Engineering Co., Inc.* 15 224
Miller Industries, Inc. 13 753
Mueller Industries, Inc. 132 10,584
Mueller Water Products, Inc.,
Class
a
A 183 4,714
NN, Inc.* 55 168
Omega Flex, Inc. 4 142
Park-Ohio Holdings Corp. 11 266
Proto Labs, Inc.* 30 1,196
REV Group, Inc. 60 1,830
Shyft Group, Inc. (The) 40 401
SPX Technologies, Inc.* 53 7,719
Standex International Corp. 14 2,604
Taylor Devices, Inc.* 3 101
Tennant Co. 22 1,904
Terex Corp. 78 3,175
Titan International, Inc.* 59 503
Trinity Industries, Inc. 96 2,985
Twin Disc, Inc. 13 112
Wabash National Corp. 51 597

HEDGE REPLICATION ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Watts Water Technologies, Inc.,
Class
a
A 32 $ 6,867
Worthington Enterprises, Inc. 37 1,554
124,135
Marine Transportation — 0.1%
Costamare, Inc. 51 519
Genco Shipping & Trading Ltd. 50 714
Golden Ocean Group Ltd. 143 1,387
Himalaya Shipping Ltd. 35 191
Matson, Inc. 39 5,619
Pangaea Logistics Solutions
Ltd. 37 189
Safe Bulkers, Inc. 71 266
8,885
Media — 0.1%
Advantage Solutions, Inc.* 125 314
AMC Networks, Inc., Class
a
A* 38 277
Boston Omaha Corp., Class
a
A* 29 413
Cable One, Inc. 7 1,821
Cardlytics, Inc.* 49 129
Clear Channel Outdoor
Holdings, Inc.* 415 519
EchoStar Corp., Class
a
A* 143 4,466
Emerald Holding, Inc. 18 74
Entravision Communications
Corp., Class
a
A 72 161
EW Scripps Co. (The), Class
a
A* 72 117
Gambling.com Group Ltd.* 20 284
Gannett Co., Inc.* 167 675
Gray Media, Inc. 101 380
Ibotta, Inc., Class
a
A* 18 601
iHeartMedia, Inc., Class
a
A* 124 219
Integral Ad Science Holding
Corp.* 86 905
John Wiley & Sons, Inc.,
Class
a
A 47 1,874
Magnite, Inc.* 148 2,334
National CineMedia, Inc.* 82 549
PubMatic, Inc., Class
a
A* 49 521
Scholastic Corp. 27 591
Sinclair, Inc. 38 552
Stagwell, Inc., Class
a
A* 101 655
TechTarget, Inc.* 31 455
TEGNA, Inc. 195 3,549
Thryv Holdings, Inc.* 44 759
Townsquare Media, Inc.,
Class
a
A 16 137
WideOpenWest, Inc.* 59 291
23,622
Metals & Mining — 0.2%
Alpha Metallurgical Resources,
Inc.* 13 1,788
Caledonia Mining Corp. plc 19 191
Carpenter Technology Corp. 56 11,596
Century Aluminum Co.* 62 1,175
Coeur Mining, Inc.* 736 3,790
Commercial Metals Co. 134 6,491
Investments
Shares Value
Common Stocks (continued)
Compass Minerals
International, Inc. 41 $ 428
Constellium SE, Class
a
A* 152 1,730
Contango ORE, Inc.* 12 112
Critical Metals Corp.* 10 19
Dakota Gold Corp.* 82 248
Hecla Mining Co. 691 3,545
i-80 Gold Corp.* 373 289
Ivanhoe Electric, Inc.* 98 609
Kaiser Aluminum Corp. 19 1,344
Lifezone Metals Ltd.* 43 231
MAC Copper Ltd., Class
a
A* 63 634
Materion Corp. 24 2,193
Metallus, Inc.* 50 722
Novagold Resources, Inc.* 287 861
Olympic Steel, Inc. 12 399
Perpetua Resources Corp.* 45 386
Piedmont Lithium, Inc.* 21 149
Radius Recycling, Inc., Class
a
A 31 429
Ramaco Resources, Inc.,
Class
a
A 31 277
Ramaco Resources, Inc.,
Class
a
B 6 53
Ryerson Holding Corp. 32 806
SSR Mining, Inc.* 239 2,388
SunCoke Energy, Inc. 99 898
Tredegar Corp.* 31 241
Warrior Met Coal, Inc. 61 2,937
Worthington Steel, Inc. 38 1,013
47,972
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(a)
Advanced Flower Capital, Inc. 20 171
AG Mortgage Investment Trust,
Inc. 34 257
Angel Oak Mortgage REIT, Inc. 14 140
Apollo Commercial Real Estate
Finance, Inc. 163 1,651
Arbor Realty Trust, Inc. 217 2,678
Ares Commercial Real Estate
Corp. 63 308
ARMOUR Residential REIT, Inc. 66 1,257
Blackstone Mortgage Trust,
Inc., Class
a
A 204 4,239
BrightSpire Capital, Inc.,
Class
a
A 152 947
Chicago Atlantic Real Estate
Finance, Inc. 20 322
Chimera Investment Corp. 96 1,366
Claros Mortgage Trust, Inc. 102 238
Dynex Capital, Inc. 93 1,309
Ellington Financial, Inc. 99 1,421
Franklin BSP Realty Trust, Inc. 97 1,314
Granite Point Mortgage Trust,
Inc. 59 175
Invesco Mortgage Capital, Inc. 65 571
KKR Real Estate Finance Trust,
Inc. 69 765
Ladder Capital Corp., Class
a
A 134 1,591
MFA Financial, Inc. 120 1,277
New York Mortgage Trust, Inc. 107 750

FEBRUARY 28, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Nexpoint Real Estate Finance,
Inc. 10 $ 165
Orchid Island Capital, Inc. 93 795
PennyMac Mortgage
Investment Trust 102 1,494
Ready Capital Corp. 190 1,317
Redwood Trust, Inc. 155 1,035
Seven Hills Realty Trust 15 193
Sunrise Realty Trust, Inc. 7 85
TPG RE Finance Trust, Inc. 70 604
Two Harbors Investment Corp. 122 1,730
30,165
Multi-Utilities — 0.0%(a)
Avista Corp. 92 3,677
Black Hills Corp. 82 5,017
Northwestern Energy Group,
Inc. 73 4,083
Unitil Corp. 19 1,066
13,843
Office REITs — 0.1%
Brandywine Realty Trust, REIT 199 1,005
City Office REIT, Inc. 46 242
COPT Defense Properties, REIT 132 3,568
Douglas Emmett, Inc., REIT 190 3,287
Easterly Government
Properties, Inc., Class
a
A, REIT 114 1,285
Franklin Street Properties
Corp., REIT 115 216
Hudson Pacific Properties, Inc.,
REIT 161 528
JBG SMITH Properties, REIT 96 1,473
NET Lease Office Properties,
REIT* 17 551
Orion Office REIT, Inc. 66 272
Paramount Group, Inc., REIT 217 979
Peakstone Realty Trust, REIT 43 488
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 145 1,101
Postal Realty Trust, Inc.,
Class
a
A, REIT 26 362
SL Green Realty Corp., REIT 83 5,357
20,714
Oil, Gas & Consumable Fuels — 0.4%
Aemetis, Inc.* 43 77
Amplify Energy Corp.* 46 223
Ardmore Shipping Corp. 49 444
Berry Corp. 90 366
BKV Corp.* 17 343
California Resources Corp. 81 3,614
Centrus Energy Corp., Class
a
A* 17 1,542
Clean Energy Fuels Corp.* 201 410
CNX Resources Corp.* 172 4,971
Comstock Resources, Inc.* 109 1,960
Core Natural Resources, Inc. 62 4,604
Crescent Energy Co., Class
a
A 191 2,410
CVR Energy, Inc. 40 737
Delek US Holdings, Inc. 75 1,223
Investments
Shares Value
Common Stocks (continued)
DHT Holdings, Inc. 159 $ 1,644
Diversified Energy Co. plc(b) 55 732
Dorian LPG Ltd. 43 875
Empire Petroleum Corp.* 18 124
Encore Energy Corp.* 214 539
Energy Fuels, Inc.* 221 911
Evolution Petroleum Corp. 36 181
Excelerate Energy, Inc., Class
a
A 20 614
FLEX LNG Ltd. 36 792
FutureFuel Corp. 31 140
Golar LNG Ltd. 116 4,447
Granite Ridge Resources, Inc. 62 364
Green Plains, Inc.* 75 440
Gulfport Energy Corp.* 15 2,547
Hallador Energy Co.* 30 290
HighPeak Energy, Inc. 17 220
International Seaways, Inc. 48 1,600
Kinetik Holdings, Inc., Class
a
A 45 2,625
Kosmos Energy Ltd.* 552 1,551
Magnolia Oil & Gas Corp.,
Class
a
A 204 4,776
Murphy Oil Corp. 169 4,477
NACCO Industries, Inc.,
Class
a
A 5 161
NextDecade Corp.* 136 1,118
Nordic American Tankers Ltd. 240 588
Northern Oil & Gas, Inc. 117 3,685
Par Pacific Holdings, Inc.* 64 920
PBF Energy, Inc., Class
a
A 118 2,529
Peabody Energy Corp. 149 2,055
Prairie Operating Co.* 5 36
PrimeEnergy Resources Corp.* 1 196
REX American Resources
Corp.* 18 695
Riley Exploration Permian, Inc. 13 410
Ring Energy, Inc.* 174 223
Sable Offshore Corp.* 59 1,674
SandRidge Energy, Inc. 38 445
Scorpio Tankers, Inc. 52 2,072
SFL Corp. Ltd. 154 1,391
Sitio Royalties Corp., Class
a
A 95 1,900
SM Energy Co. 135 4,416
Talos Energy, Inc.* 171 1,539
Teekay Corp. Ltd. 65 425
Teekay Tankers Ltd., Class
a
A 28 1,057
Uranium Energy Corp.* 469 2,626
Ur-Energy, Inc.* 416 399
VAALCO Energy, Inc. 123 492
Verde Clean Fuels, Inc.* 4 17
Vital Energy, Inc.* 34 908
Vitesse Energy, Inc. 29 746
W&T Offshore, Inc. 116 194
World Kinect Corp. 67 2,006
87,736
Paper & Forest Products — 0.0%(a)
Clearwater Paper Corp.* 19 497
Sylvamo Corp. 41 2,915
3,412

HEDGE REPLICATION ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Passenger Airlines — 0.0%(a)
Allegiant Travel Co. 18 $ 1,323
Blade Air Mobility, Inc.* 68 230
Frontier Group Holdings, Inc.* 50 360
JetBlue Airways Corp.* 368 2,399
Joby Aviation, Inc.* 509 3,563
SkyWest, Inc.* 47 4,649
Sun Country Airlines Holdings,
Inc.* 46 741
Wheels Up Experience, Inc.* 106 128
13,393
Personal Care Products — 0.0%(a)
Beauty Health Co. (The)* 88 129
Edgewell Personal Care Co. 57 1,794
Herbalife Ltd.* 119 988
Honest Co., Inc. (The)* 97 524
Interparfums, Inc. 21 2,917
Medifast, Inc.* 13 187
Nature's Sunshine Products,
Inc.* 15 219
Nu Skin Enterprises, Inc.,
Class
a
A 58 459
Olaplex Holdings, Inc.* 163 236
USANA Health Sciences, Inc.* 13 385
Veru, Inc.* 155 81
Waldencast plc, Class
a
A* 29 95
8,014
Pharmaceuticals — 0.2%
Alto Neuroscience, Inc.* 25 70
Alumis, Inc.* 16 74
Amneal Pharmaceuticals, Inc.* 187 1,621
Amphastar Pharmaceuticals,
Inc.* 45 1,279
ANI Pharmaceuticals, Inc.* 22 1,362
Aquestive Therapeutics, Inc.* 87 244
Arvinas, Inc.* 76 1,345
Atea Pharmaceuticals, Inc.* 91 276
Avadel Pharmaceuticals plc,
ADR* 109 862
Axsome Therapeutics, Inc.* 43 5,484
BioAge Labs, Inc.* 14 65
Biote Corp., Class
a
A* 32 140
Cassava Sciences, Inc.* 48 115
Collegium Pharmaceutical, Inc.* 38 1,104
Contineum Therapeutics, Inc.,
Class
a
A* 12 84
Corcept Therapeutics, Inc.* 95 5,755
CorMedix, Inc.* 71 736
Edgewise Therapeutics, Inc.* 85 2,224
Enliven Therapeutics, Inc.* 41 854
Esperion Therapeutics, Inc.* 222 377
Evolus, Inc.* 65 948
EyePoint Pharmaceuticals, Inc.* 77 483
Fulcrum Therapeutics, Inc.* 73 262
Harmony Biosciences Holdings,
Inc.* 45 1,523
Harrow, Inc.* 36 1,011
Investments
Shares Value
Common Stocks (continued)
Innoviva, Inc.* 65 $ 1,165
Ligand Pharmaceuticals, Inc.* 20 2,445
Liquidia Corp.* 75 1,162
Lyra Therapeutics, Inc.* 57 12
MBX Biosciences, Inc.* 13 125
MediWound Ltd.* 9 149
Mind Medicine MindMed, Inc.* 95 638
Nektar Therapeutics, Class
a
A* 210 176
Neumora Therapeutics, Inc.* 99 154
Nuvation Bio, Inc.* 213 420
Ocular Therapeutix, Inc.* 183 1,307
Omeros Corp.* 66 555
Pacira BioSciences, Inc.* 54 1,299
Phathom Pharmaceuticals, Inc.* 46 254
Phibro Animal Health Corp.,
Class
a
A 24 546
Pliant Therapeutics, Inc.* 67 230
Prestige Consumer Healthcare,
Inc.* 58 4,915
Rapport Therapeutics, Inc.* 11 110
Scilex Holding Co.* 249 59
scPharmaceuticals, Inc.* 46 151
Septerna, Inc.* 22 142
SIGA Technologies, Inc. 55 302
Supernus Pharmaceuticals,
Inc.* 59 1,892
Tarsus Pharmaceuticals, Inc.* 43 1,913
Telomir Pharmaceuticals, Inc.* 23 92
Terns Pharmaceuticals, Inc.* 83 306
Theravance Biopharma, Inc.* 43 402
Third Harmonic Bio, Inc.* 23 79
Trevi Therapeutics, Inc.* 71 321
Ventyx Biosciences, Inc.* 72 114
Verrica Pharmaceuticals, Inc.* 22 14
WaVe Life Sciences Ltd.* 108 1,142
Xeris Biopharma Holdings, Inc.* 165 632
Zevra Therapeutics, Inc.* 62 497
52,018
Professional Services — 0.1%
Alight, Inc., Class
a
A 494 3,374
Asure Software, Inc.* 29 304
Barrett Business Services, Inc. 30 1,207
BlackSky Technology, Inc.* 30 434
CBIZ, Inc.* 56 4,378
Conduent, Inc.* 186 658
CRA International, Inc. 8 1,545
CSG Systems International, Inc. 35 2,250
DLH Holdings Corp.* 10 51
ExlService Holdings, Inc.* 185 8,963
Exponent, Inc. 59 4,995
First Advantage Corp.* 71 1,062
FiscalNote Holdings, Inc.* 74 91
Forrester Research, Inc.* 14 155
Franklin Covey Co.* 13 416
Heidrick & Struggles
International, Inc. 24 984
HireQuest, Inc. 6 91
Huron Consulting Group, Inc.* 21 3,202
IBEX Holdings Ltd.* 10 253

FEBRUARY 28, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
ICF International, Inc. 22 $ 1,744
Innodata, Inc.* 32 1,687
Insperity, Inc. 42 3,695
Kelly Services, Inc., Class
a
A 36 485
Kforce, Inc. 21 1,053
Korn Ferry 61 4,005
Legalzoom.com, Inc.* 151 1,534
Maximus, Inc. 71 4,629
Mistras Group, Inc.* 25 246
NV5 Global, Inc.* 67 1,209
Planet Labs PBC* 254 1,173
Resources Connection, Inc. 39 284
Spire Global, Inc.* 26 297
TriNet Group, Inc. 38 2,801
TrueBlue, Inc.* 34 214
TTEC Holdings, Inc. 23 78
Upwork, Inc.* 147 2,342
Verra Mobility Corp., Class
a
A* 194 4,441
Willdan Group, Inc.* 15 490
WNS Holdings Ltd.* 51 2,900
69,720
Real Estate Management & Development — 0.0%(a)
American Realty Investors, Inc.* 2 31
Anywhere Real Estate, Inc.* 116 402
Compass, Inc., Class
a
A* 429 3,857
Cushman & Wakefield plc* 269 3,198
eXp World Holdings, Inc. 96 971
Forestar Group, Inc.* 22 485
FRP Holdings, Inc.* 16 502
Kennedy-Wilson Holdings, Inc. 134 1,301
Marcus & Millichap, Inc. 28 1,077
Maui Land & Pineapple Co.,
Inc.* 9 175
Newmark Group, Inc., Class
a
A 155 2,274
Offerpad Solutions, Inc.* 12 24
Opendoor Technologies, Inc.* 741 993
RE/MAX Holdings, Inc.,
Class
a
A* 21 186
Real Brokerage, Inc. (The)* 118 609
Redfin Corp.* 141 940
RMR Group, Inc. (The), Class
a
A 18 328
St Joe Co. (The) 42 2,015
Star Holdings* 15 139
Stratus Properties, Inc.* 7 129
Tejon Ranch Co.* 25 384
Transcontinental Realty
Investors, Inc.* 1 29
20,049
Residential REITs — 0.1%
Apartment Investment and
Management Co., Class
a
A,
REIT 164 1,484
BRT Apartments Corp., REIT 13 234
Centerspace, REIT 19 1,258
Clipper Realty, Inc., REIT 14 65
Elme Communities, REIT 104 1,809
Independence Realty Trust,
Inc., REIT 266 5,799
Investments
Shares Value
Common Stocks (continued)
NexPoint Residential Trust, Inc.,
REIT 26 $ 1,106
UMH Properties, Inc., REIT 85 1,609
Veris Residential, Inc., REIT 92 1,558
14,922
Retail REITs — 0.2%
Acadia Realty Trust, REIT 138 3,182
Alexander's, Inc., REIT 3 643
CBL & Associates Properties,
Inc., REIT 26 811
Curbline Properties Corp., REIT 112 2,759
FrontView REIT, Inc. 17 291
Getty Realty Corp., REIT 59 1,853
InvenTrust Properties Corp.,
REIT 91 2,710
Kite Realty Group Trust, REIT 256 5,870
Macerich Co. (The), REIT 279 5,033
NETSTREIT Corp., REIT 92 1,376
Phillips Edison & Co., Inc., REIT 145 5,394
Saul Centers, Inc., REIT 12 449
SITE Centers Corp., REIT 56 785
Tanger, Inc., REIT 125 4,431
Urban Edge Properties, REIT 148 3,049
Whitestone REIT 58 790
39,426
Semiconductors & Semiconductor Equipment — 0.2%
ACM Research, Inc., Class
a
A* 60 1,556
Aehr Test Systems* 33 318
Alpha & Omega Semiconductor
Ltd.* 28 848
Ambarella, Inc.* 45 2,764
Axcelis Technologies, Inc.* 38 2,082
CEVA, Inc.* 27 925
Cohu, Inc.* 54 1,062
Credo Technology Group
Holding Ltd.* 165 9,105
Diodes, Inc.* 54 2,666
Everspin Technologies, Inc.* 23 130
FormFactor, Inc.* 91 3,030
GCT Semiconductor Holding,
Inc.* 9 17
Ichor Holdings Ltd.* 39 1,142
Impinj, Inc.* 27 2,610
indie Semiconductor, Inc.,
Class
a
A* 193 581
Kulicke & Soffa Industries, Inc. 62 2,373
MaxLinear, Inc., Class
a
A* 94 1,373
Navitas Semiconductor Corp.,
Class
a
A* 148 361
NVE Corp. 6 413
PDF Solutions, Inc.* 37 833
Penguin Solutions, Inc.* 61 1,216
Photronics, Inc.* 73 1,521
Power Integrations, Inc. 67 4,074
QuickLogic Corp.* 16 98
Rambus, Inc.* 126 7,042
Rigetti Computing, Inc.* 186 1,574
Semtech Corp.* 86 3,284

HEDGE REPLICATION ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Silicon Laboratories, Inc.* 38 $ 5,331
SiTime Corp.* 22 3,413
SkyWater Technology, Inc.* 32 299
Synaptics, Inc.* 47 3,109
Ultra Clean Holdings, Inc.* 52 1,279
Veeco Instruments, Inc.* 65 1,446
67,875
Software — 0.9%
8x8, Inc.* 150 375
A10 Networks, Inc. 83 1,726
ACI Worldwide, Inc.* 124 7,111
Adeia, Inc. 128 2,012
Agilysys, Inc.* 27 2,187
Airship AI Holdings, Inc.* 9 38
Alarm.com Holdings, Inc.* 56 3,253
Alkami Technology, Inc.* 62 1,912
Altair Engineering, Inc., Class
a
A* 64 7,142
Amplitude, Inc., Class
a
A* 92 1,158
Appian Corp., Class
a
A* 47 1,526
Arteris, Inc.* 33 300
Asana, Inc., Class
a
A* 96 1,848
AudioEye, Inc.* 8 104
Aurora Innovation, Inc.,
Class
a
A* 1,130 8,215
AvePoint, Inc.* 152 2,271
Bit Digital, Inc.* 141 347
Blackbaud, Inc.* 48 3,173
BlackLine, Inc.* 68 3,284
Blend Labs, Inc., Class
a
A* 279 873
Box, Inc., Class
a
A* 166 5,428
Braze, Inc., Class
a
A* 78 2,884
C3.ai, Inc., Class
a
A* 130 3,048
Cerence, Inc.* 48 548
Cipher Mining, Inc.* 238 971
Cleanspark, Inc.* 293 2,341
Clear Secure, Inc., Class
a
A 103 2,442
Clearwater Analytics Holdings,
Inc., Class
a
A* 210 6,531
Commvault Systems, Inc.* 51 8,699
Consensus Cloud Solutions,
Inc.* 21 550
Core Scientific, Inc.* 210 2,344
CS Disco, Inc.* 34 164
Daily Journal Corp.* 2 787
Digimarc Corp.* 18 294
Digital Turbine, Inc.* 113 388
Domo, Inc., Class
a
B* 40 304
D-Wave Quantum, Inc.* 116 636
E2open Parent Holdings, Inc.* 241 552
eGain Corp.* 21 103
Enfusion, Inc., Class
a
A* 58 666
EverCommerce, Inc.* 25 248
Freshworks, Inc., Class
a
A* 243 4,146
Hut 8 Corp.* 95 1,401
I3 Verticals, Inc., Class
a
A* 27 700
Intapp, Inc.* 63 4,155
InterDigital, Inc. 30 6,409
Jamf Holding Corp.* 96 1,313
Kaltura, Inc.* 115 244
Investments
Shares Value
Common Stocks (continued)
Life360, Inc.* 12 $ 542
LiveRamp Holdings, Inc.* 78 2,331
Logility Supply Chain Solutions,
Inc., Class
a
A 37 523
MARA Holdings, Inc.* 335 4,663
Matterport, Inc.* 312 1,704
Meridianlink, Inc.* 38 694
Mitek Systems, Inc.* 54 506
N-able, Inc.* 84 842
NCR Voyix Corp.* 171 1,929
NextNav, Inc.* 91 955
Olo, Inc., Class
a
A* 123 847
ON24, Inc.* 32 179
OneSpan, Inc. 45 722
Ooma, Inc.* 29 417
Pagaya Technologies Ltd.,
Class
a
A* 42 539
PagerDuty, Inc.* 105 1,861
Porch Group, Inc.* 93 650
Progress Software Corp. 50 2,732
PROS Holdings, Inc.* 54 1,306
Q2 Holdings, Inc.* 69 6,029
Qualys, Inc.* 44 5,784
Rapid7, Inc.* 73 2,124
Red Violet, Inc. 13 528
Rekor Systems, Inc.* 87 107
ReposiTrak, Inc. 14 275
Rimini Street, Inc.* 62 220
Riot Platforms, Inc.* 336 3,118
Roadzen, Inc.* 44 54
Sapiens International Corp. NV 36 993
SEMrush Holdings, Inc.,
Class
a
A* 43 473
Silvaco Group, Inc.* 7 43
SolarWinds Corp. 64 1,172
SoundHound AI, Inc., Class
a
A* 363 3,928
SoundThinking, Inc.* 12 197
Sprinklr, Inc., Class
a
A* 137 1,160
Sprout Social, Inc., Class
a
A* 59 1,565
SPS Commerce, Inc.* 44 5,861
Telos Corp.* 65 194
Tenable Holdings, Inc.* 139 5,301
Terawulf, Inc.* 315 1,320
Varonis Systems, Inc., Class
a
B* 130 5,586
Verint Systems, Inc.* 72 1,625
Vertex, Inc., Class
a
A* 64 2,067
Viant Technology, Inc., Class
a
A* 18 360
Weave Communications, Inc.* 47 592
WM Technology, Inc.* 101 132
Workiva, Inc., Class
a
A* 59 5,164
Xperi, Inc.* 54 457
Yext, Inc.* 125 850
Zeta Global Holdings Corp.,
Class
a
A* 210 3,614
191,986
Specialized REITs — 0.0%(a)
Farmland Partners, Inc., REIT 52 610
Four Corners Property Trust,
Inc., REIT 114 3,277

FEBRUARY 28, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Gladstone Land Corp., REIT 40 $ 458
Outfront Media, Inc., REIT 171 3,181
PotlatchDeltic Corp., REIT 93 4,318
Safehold, Inc., REIT 61 1,138
Uniti Group, Inc., REIT 286 1,642
14,624
Specialty Retail — 0.3%
1-800-Flowers.com, Inc.,
Class
a
A* 30 207
Abercrombie & Fitch Co.,
Class
a
A* 59 6,076
Academy Sports & Outdoors,
Inc. 81 4,017
aka Brands Holding Corp.* 1 14
American Eagle Outfitters, Inc. 209 2,736
America's Car-Mart, Inc.* 8 335
Arhaus, Inc., Class
a
A 60 571
Arko Corp. 95 428
Asbury Automotive Group, Inc.* 23 6,173
BARK, Inc.* 153 259
Beyond, Inc.* 54 345
Boot Barn Holdings, Inc.* 35 4,285
Buckle, Inc. (The) 36 1,442
Build-A-Bear Workshop, Inc. 15 614
Caleres, Inc. 40 646
Camping World Holdings, Inc.,
Class
a
A 66 1,286
Citi Trends, Inc.* 8 197
Designer Brands, Inc., Class
a
A 48 193
Destination XL Group, Inc.* 63 144
EVgo, Inc., Class
a
A* 119 315
Foot Locker, Inc.* 98 1,697
Genesco, Inc.* 12 439
Group 1 Automotive, Inc. 16 7,353
GrowGeneration Corp.* 66 75
Haverty Furniture Cos., Inc. 17 388
J Jill, Inc. 7 166
Lands' End, Inc.* 17 200
Leslie's, Inc.* 212 220
MarineMax, Inc.* 25 634
Monro, Inc. 35 623
National Vision Holdings, Inc.* 92 1,169
ODP Corp. (The)* 38 591
OneWater Marine, Inc., Class
a
A* 14 232
Petco Health & Wellness Co.,
Inc., Class
a
A* 99 266
RealReal, Inc. (The)* 118 805
Revolve Group, Inc., Class
a
A* 45 1,195
RumbleON, Inc., Class
a
B* 20 84
Sally Beauty Holdings, Inc.* 121 1,091
Shoe Carnival, Inc. 21 465
Signet Jewelers Ltd. 50 2,616
Sleep Number Corp.* 25 352
Sonic Automotive, Inc., Class
a
A 17 1,159
Stitch Fix, Inc., Class
a
A* 119 563
ThredUp, Inc., Class
a
A* 93 219
Tile Shop Holdings, Inc.* 34 257
Tilly's, Inc., Class
a
A* 17 65
Torrid Holdings, Inc.* 24 144
Investments
Shares Value
Common Stocks (continued)
Upbound Group, Inc. 63 $ 1,627
Urban Outfitters, Inc.* 75 4,364
Victoria's Secret & Co.* 92 2,459
Warby Parker, Inc., Class
a
A* 104 2,572
Winmark Corp. 3 1,008
Zumiez, Inc.* 18 257
65,638
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure, Inc., Class
a
A 29 387
Corsair Gaming, Inc.* 53 622
CPI Card Group, Inc.* 6 201
Diebold Nixdorf, Inc.* 30 1,327
Eastman Kodak Co.* 71 498
Immersion Corp. 36 289
IonQ, Inc.* 237 5,823
Turtle Beach Corp.* 19 326
Xerox Holdings Corp. 137 908
10,381
Textiles, Apparel & Luxury Goods — 0.0%(a)
Figs, Inc., Class
a
A* 153 699
G-III Apparel Group Ltd.* 46 1,245
Hanesbrands, Inc.* 416 2,508
Kontoor Brands, Inc. 65 4,228
Movado Group, Inc. 18 348
Oxford Industries, Inc. 17 1,055
Rocky Brands, Inc. 9 183
Steven Madden Ltd. 85 2,787
Superior Group of Cos., Inc. 15 214
Vera Bradley, Inc.* 29 95
Wolverine World Wide, Inc. 93 1,375
14,737
Tobacco — 0.0%(a)
Ispire Technology, Inc.* 23 109
Turning Point Brands, Inc. 20 1,406
Universal Corp. 28 1,501
3,016
Trading Companies & Distributors — 0.4%
Alta Equipment Group, Inc. 32 175
Applied Industrial Technologies,
Inc. 45 11,276
Beacon Roofing Supply, Inc.* 73 8,426
BlueLinx Holdings, Inc.* 10 794
Boise Cascade Co. 46 4,768
Custom Truck One Source, Inc.* 58 257
Distribution Solutions Group,
Inc.* 12 354
DNOW, Inc.* 124 1,982
DXP Enterprises, Inc.* 15 1,357
EVI Industries, Inc. 6 104
FTAI Aviation Ltd. 120 15,445
GATX Corp. 42 7,016
Global Industrial Co. 16 375
GMS, Inc.* 46 3,662
H&E Equipment Services, Inc. 38 3,644
Herc Holdings, Inc. 33 4,735
Hudson Technologies, Inc.* 52 300

HEDGE REPLICATION ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Karat Packaging, Inc. 8 $ 239
McGrath RentCorp 29 3,538
MRC Global, Inc.* 99 1,205
Rush Enterprises, Inc., Class
a
A 72 4,199
Rush Enterprises, Inc., Class
a
B 10 569
Titan Machinery, Inc.* 25 430
Transcat, Inc.* 11 875
Willis Lease Finance Corp. 3 607
Xometry, Inc., Class
a
A* 50 1,366
77,698
Transportation Infrastructure — 0.0%(a)
Sky Harbour Group Corp.* 13 143
Water Utilities — 0.0%(a)
American States Water Co. 44 3,368
Cadiz, Inc.* 50 213
California Water Service Group 70 3,181
Consolidated Water Co. Ltd. 18 487
Global Water Resources, Inc. 14 161
Middlesex Water Co. 21 1,053
Pure Cycle Corp.* 24 279
SJW Group 39 2,054
York Water Co. (The) 17 545
11,341
Wireless Telecommunication Services — 0.0%(a)
Gogo, Inc.* 76 557
Spok Holdings, Inc. 22 371
Telephone and Data Systems,
Inc. 116 4,188
5,116
Total Common Stocks
(Cost $2,022,618)
3,037,389
Number of
Rights
Rights — 0 .0% (a)
Biotechnology — 0.0%(a)
Aduro Biotech, Inc., CVR*(c) 39 —
Cartesian Therapeutics,
Inc., expiring 12/31/2049* 263 47
Chinook Therape, CVR* 118 —
Tobira Therapeutics, Inc.,
CVR* 10 —
Total Rights
(Cost $146) 47
Shares
Securities Lending Reinvestments (d) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (e)
(Cost $44) 44 44
Investments
Principal
Amount Value
Short-Term Investments — 84 .7%
Repurchase Agreements (f) — 16 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $4,026,891
(Cost $4,025,439) $ 4,025,439
$ 4,025,439
U.S. Treasury Obligations — 68 .4%
U.S. Treasury Bills
4.25%, 5/8/2025 (g)
(Cost $16,914,576) 17,050,000 16,922,315
Total Short-Term Investments
(Cost $20,940,015) 20,947,754
Total Investments — 96.9%
(Cost $22,962,823) 23,985,234
Other assets less liabilities — 3.1% 758,633
Net Assets — 100.0% $ 24,743,867
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $0, collateralized in the form of cash with a value of
$44 that was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of Portfolio
Investments.
(d) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $44.
(e) Rate shown is the 7-day yield as of February 28, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(g) The rate shown was the current yield as of February 28, 2025.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust

FEBRUARY 28, 2025 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Futures Contracts Sold
Hedge Replication ETF had the following open long and short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
E-Mini Euro 90 3/17/2025 U.S. Dollar $ 5,839,875 $ 47,232
Swap Agreements
Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
278,690 3/6/2025
Morgan Stanley & Co.
International plc 5.03%
iShares
®
MSCI Emerging
Markets ETF 10,673
34,609 11/6/2026 Societe Generale 5.23%
Russell 2000
®
Total Return
Index (3,240)
565,677 11/6/2026 Societe Generale 5.38% S&P 500
®
Total Return Index (19,931)
900,559 1/26/2026 Societe Generale 5.13%
iShares
®
MSCI Emerging
Markets ETF 89,284
2,649,239 11/6/2026 Societe Generale 4.88% iShares
®
MSCI EAFE ETF 143,498
4,150,084 209,611
62,729 11/6/2026 UBS AG 5.03%
Russell 2000
®
Total Return
Index (7,234)
536,650 11/6/2025 UBS AG 4.73%
iShares
®
MSCI Emerging
Markets ETF 37,728
1,031,091 1/26/2026 UBS AG 4.73% iShares
®
MSCI EAFE ETF (2,715)
1,630,470 27,779
6,059,244 248,063
Total Unrealized
Appreciation
281,183
Total Unrealized
Depreciation
(33,120)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

HIGH YIELD-INTEREST RATE HEDGED :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds — 95 .3%
Aerospace & Defense — 2 .2%
Spirit AeroSystems, Inc.
9.75%, 11/15/2030 (a) $ 550,000 $ 608,931
TransDigm, Inc.
5.50%, 11/15/2027 1,765,000 1,747,756
6.38%, 3/1/2029 (a) 1,540,000 1,558,842
3,915,529
Automobile Components — 0 .9%
Allison Transmission, Inc.
3.75%, 1/30/2031 (a) 634,000 570,475
Tenneco, Inc.
8.00%, 11/17/2028 (a) 998,000 991,509
1,561,984
Automobiles — 0 .2%
Aston Martin Capital Holdings Ltd.
10.00%, 3/31/2029 (a) 431,000 417,808
Banks — 0 .4%
UniCredit SpA
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.75%),
5.46%, 6/30/2035 (a)(b) 786,000 770,943
Broadline Retail — 0 .6%
Saks Global Enterprises LLC
11.00%, 12/15/2029 (a) 1,062,000 980,732
Building Products — 3 .8%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a) 280,000 253,381
6.38%, 3/1/2034 (a) 971,000 982,731
EMRLD Borrower LP
6.63%, 12/15/2030 (a) 1,775,000 1,795,496
Quikrete Holdings, Inc.
6.38%, 3/1/2032 (a) 500,000 507,105
6.75%, 3/1/2033 (a) 500,000 507,500
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028 (a) 322,000 319,087
8.88%, 11/15/2031 (a) 628,000 674,673
Standard Industries, Inc.
4.38%, 7/15/2030 (a) 1,076,000 1,005,049
3.38%, 1/15/2031 (a) 874,000 767,251
6,812,273
Capital Markets — 1 .3%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a) 521,000 477,689
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (a) 232,000 224,766
Investments
Principal
Amount Value
Corporate Bonds (continued)
Capital Markets
Focus Financial Partners LLC
6.75%, 9/15/2031 (a) $ 382,000 $ 385,181
Jane Street Group
7.13%, 4/30/2031 (a) 709,000 735,554
6.13%, 11/1/2032 (a) 495,000 495,973
2,319,163
Chemicals — 1 .2%
Olympus Water US Holding Corp.
9.75%, 11/15/2028 (a) 803,000 845,158
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a) 443,000 427,168
Tronox, Inc.
4.63%, 3/15/2029 (a) 572,000 511,755
WR Grace Holdings LLC
5.63%, 8/15/2029 (a) 396,000 363,669
2,147,750
Commercial Services & Supplies — 3 .3%
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a) 1,223,000 1,166,159
7.88%, 2/15/2031 (a) 569,000 586,744
Garda World Security Corp.
8.38%, 11/15/2032 (a) 442,000 454,369
GFL Environmental, Inc.
6.75%, 1/15/2031 (a) 572,000 593,211
Madison IAQ LLC
5.88%, 6/30/2029 (a)(c) 532,000 513,019
Prime Security Services Borrower LLC
3.38%, 8/31/2027 (a) 729,000 692,633
Raven Acquisition Holdings LLC
6.88%, 11/15/2031 (a) 750,000 740,752
RR Donnelley & Sons Co.
9.50%, 8/1/2029 (a) 520,000 532,665
Veritiv Operating Co.
10.50%, 11/30/2030 (a) 649,000 705,821
5,985,373
Construction & Engineering — 0 .3%
Brand Industrial Services, Inc.
10.38%, 8/1/2030 (a) 563,000 573,396
Consumer Staples Distribution & Retail — 1 .0%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (a) 539,000 498,244
KeHE Distributors LLC
9.00%, 2/15/2029 (a) 384,000 399,261
Performance Food Group, Inc.
4.25%, 8/1/2029 (a) 679,000 640,007
6.13%, 9/15/2032 (a) 277,000 278,388
1,815,900

FEBRUARY 28, 2025 (Unaudited) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Containers & Packaging — 3 .0%
Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029 (a) $ 424,000 $ 370,106
Ardagh Packaging Finance plc
5.25%, 8/15/2027 (a) 634,000 323,784
Ball Corp.
6.00%, 6/15/2029 610,000 620,241
2.88%, 8/15/2030 1,158,000 1,015,781
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/2030 (a) 507,000 514,705
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a) 1,953,000 1,982,768
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027 (a) 591,000 592,321
5,419,706
Diversified Consumer Services — 0 .7%
Belron UK Finance plc
5.75%, 10/15/2029 (a) 632,000 631,128
Wand NewCo 3, Inc.
7.63%, 1/30/2032 (a)(c) 673,000 696,171
1,327,299
Diversified REITs — 1 .1%
Uniti Group LP
REIT, 10.50%, 2/15/2028
(a) 1,167,000 1,248,089
REIT, 6.50%, 2/15/2029
(a) 689,000 640,316
1,888,405
Diversified Telecommunication Services — 6 .3%
Altice France SA
5.13%, 7/15/2029 (a)(c) 1,033,000 799,619
5.50%, 10/15/2029 (a) 1,311,000 1,024,097
CCO Holdings LLC
4.25%, 2/1/2031 (a) 2,661,000 2,386,795
4.50%, 5/1/2032 471,000 414,933
Frontier Communications Holdings LLC
5.00%, 5/1/2028 (a) 960,000 949,815
8.75%, 5/15/2030 (a) 454,000 480,047
Intelsat Jackson Holdings SA
6.50%, 3/15/2030 (a) 1,662,000 1,553,338
Level 3 Financing, Inc.
11.00%, 11/15/2029 (a) 809,000 918,013
Sable International Finance Ltd.
7.13%, 10/15/2032 (a) 519,000 509,007
Windstream Escrow LLC
7.75%, 8/15/2028 ‡ 556 —
Windstream Services LLC
8.25%, 10/1/2031 (a) 1,100,000 1,137,120
Zayo Group Holdings, Inc.
4.00%, 3/1/2027 (a) 578,000 544,135
6.13%, 3/1/2028 (a) 713,000 631,888
11,348,807
Investments
Principal
Amount Value
Corporate Bonds (continued)
Electric Utilities — 2 .2%
Alpha Generation LLC
6.75%, 10/15/2032 (a) $ 485,000 $ 491,684
NRG Energy, Inc.
3.63%, 2/15/2031 (a) 828,000 738,817
PG&E Corp.
5.25%, 7/1/2030 1,070,000 1,026,870
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.88%),
7.38%, 3/15/2055 (b) 419,000 414,104
Vistra Operations Co. LLC
4.38%, 5/1/2029 (a) 550,000 524,838
7.75%, 10/15/2031 (a) 755,000 797,136
3,993,449
Electrical Equipment — 0 .2%
Sensata Technologies BV
4.00%, 4/15/2029 (a)(c) 461,000 428,159
Energy Equipment & Services — 1 .0%
USA Compression Partners LP
7.13%, 3/15/2029 (a) 419,000 430,020
Valaris Ltd.
8.38%, 4/30/2030 (a) 481,000 487,214
Weatherford International Ltd.
8.63%, 4/30/2030 (a) 921,000 951,147
1,868,381
Entertainment — 0 .8%
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a) 557,000 566,055
ROBLOX Corp.
3.88%, 5/1/2030 (a) 851,000 783,043
1,349,098
Financial Services — 4 .0%
Block, Inc.
3.50%, 6/1/2031 97,000 86,111
6.50%, 5/15/2032 (a) 1,210,000 1,234,523
Boost Newco Borrower LLC
7.50%, 1/15/2031 (a) 1,246,000 1,303,078
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029 (a) 556,000 582,396
Jefferies Finance LLC
5.00%, 8/15/2028 (a) 422,000 403,075
Midcap Financial Issuer Trust
6.50%, 5/1/2028 (a) 394,000 388,783
Nationstar Mortgage Holdings, Inc.
7.13%, 2/1/2032 (a) 500,000 515,043
NCR Atleos Corp.
9.50%, 4/1/2029 (a) 770,000 840,528
Rocket Mortgage LLC
2.88%, 10/15/2026 (a) 457,000 438,375
3.88%, 3/1/2031 (a) 1,053,000 943,569

HIGH YIELD-INTEREST RATE HEDGED :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Financial Services
Shift4 Payments LLC
6.75%, 8/15/2032 (a) $ 446,000 $ 454,420
7,189,901
Food Products — 1 .1%
Darling Ingredients, Inc.
6.00%, 6/15/2030 (a) 436,000 437,112
Post Holdings, Inc.
6.38%, 3/1/2033 (a) 1,540,000 1,535,491
1,972,603
Ground Transportation — 1 .1%
Brightline East LLC
11.00%, 1/31/2030 (a) 653,000 597,289
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a) 441,000 464,170
Hertz Corp. (The)
12.63%, 7/15/2029 (a) 464,000 489,071
5.00%, 12/1/2029 (a)(c) 729,000 501,349
2,051,879
Health Care Equipment & Supplies — 1 .9%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a) 646,000 625,112
Medline Borrower LP
3.88%, 4/1/2029 (a) 746,000 698,847
5.25%, 10/1/2029 (a) 2,167,000 2,100,683
3,424,642
Health Care Providers & Services — 5 .3%
Community Health Systems, Inc.
5.63%, 3/15/2027 (a) 1,401,000 1,352,113
10.88%, 1/15/2032 (a) 708,000 726,198
CVS Health Corp.
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.89%),
7.00%, 3/10/2055 (b) 1,029,000 1,037,695
DaVita, Inc.
4.63%, 6/1/2030 (a) 1,384,000 1,283,120
3.75%, 2/15/2031 (a) 640,000 561,481
LifePoint Health, Inc.
11.00%, 10/15/2030 (a) 421,000 463,296
MPH Acquisition Holdings LLC
5.50%, 9/1/2028 (a) 485,000 373,586
Prime Healthcare Services, Inc.
9.38%, 9/1/2029 (a) 649,000 612,782
Star Parent, Inc.
9.00%, 10/1/2030 (a) 393,000 410,672
Tenet Healthcare Corp.
6.13%, 10/1/2028 1,133,000 1,131,615
6.13%, 6/15/2030 1,085,000 1,086,890
US Acute Care Solutions LLC
9.75%, 5/15/2029 (a) 513,000 524,359
9,563,807
Investments
Principal
Amount Value
Corporate Bonds (continued)
Health Care REITs — 0 .7%
MPT Operating Partnership LP
REIT, 3.50%, 3/15/2031 $ 1,072,000 $ 734,816
REIT, 8.50%, 2/15/2032
(a) 461,000 472,918
1,207,734
Hotel & Resort REITs — 0 .5%
RHP Hotel Properties LP
REIT, 6.50%, 4/1/2032 (a) 382,000 387,042
Service Properties Trust
REIT, 8.63%, 11/15/2031
(a) 420,000 449,868
836,910
Hotels, Restaurants & Leisure — 7 .0%
1011778 BC ULC
6.13%, 6/15/2029 (a) 1,119,000 1,138,222
4.00%, 10/15/2030 (a) 1,004,000 915,433
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a) 1,614,000 1,663,392
6.50%, 2/15/2032 (a) 242,000 245,499
Carnival Corp.
5.75%, 3/1/2027 (a) 1,765,000 1,769,390
6.13%, 2/15/2033 (a) 500,000 503,268
Churchill Downs, Inc.
5.75%, 4/1/2030 (a) 850,000 840,011
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a) 714,000 675,152
6.75%, 1/15/2030 (a) 467,000 434,178
Hilton Domestic Operating Co., Inc.
4.00%, 5/1/2031 (a) 769,000 705,418
3.63%, 2/15/2032 (a) 1,430,000 1,266,865
NCL Corp. Ltd.
5.88%, 2/15/2027 (a) 920,000 922,145
6.75%, 2/1/2032 (a) 595,000 607,721
Wynn Resorts Finance LLC
7.13%, 2/15/2031 (a) 426,000 448,265
Yum! Brands, Inc.
3.63%, 3/15/2031 148,000 134,081
4.63%, 1/31/2032 281,000 264,143
12,533,183
Independent Power and Renewable Electricity Producers — 0 .8%
Lightning Power LLC
7.25%, 8/15/2032 (a) 862,000 895,927
Talen Energy Supply LLC
8.63%, 6/1/2030 (a) 542,000 579,462
1,475,389
Insurance — 4 .7%
Acrisure LLC
7.50%, 11/6/2030 (a) 489,000 504,823
Alliant Holdings Intermediate LLC
6.75%, 4/15/2028 (a) 346,000 349,898
7.00%, 1/15/2031 (a) 1,107,000 1,127,936

FEBRUARY 28, 2025 (Unaudited) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Insurance
Ardonagh Finco Ltd.
7.75%, 2/15/2031 (a) $ 500,000 $ 514,372
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032 (a) 789,000 819,527
Howden UK Refinance plc
7.25%, 2/15/2031 (a) 608,000 618,889
HUB International Ltd.
7.25%, 6/15/2030 (a) 563,000 581,337
7.38%, 1/31/2032 (a) 1,707,000 1,752,406
Panther Escrow Issuer LLC
7.13%, 6/1/2031 (a) 1,283,000 1,320,208
Ryan Specialty LLC
5.88%, 8/1/2032 (a) 844,000 839,311
8,428,707
Interactive Media & Services — 0 .3%
Snap, Inc.
6.88%, 3/1/2033 (a) 500,000 505,941
Machinery — 1 .1%
Chart Industries, Inc.
7.50%, 1/1/2030 (a) 646,000 674,937
Husky Injection Molding Systems Ltd.
9.00%, 2/15/2029 (a) 624,000 656,573
TK Elevator US Newco, Inc.
5.25%, 7/15/2027 (a) 721,000 713,781
2,045,291
Media — 10 .2%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a) 155,000 144,246
7.50%, 6/1/2029 (a) 897,000 793,481
CSC Holdings LLC
11.75%, 1/31/2029 (a) 1,150,000 1,122,800
4.63%, 12/1/2030 (a) 999,000 531,527
Directv Financing LLC
5.88%, 8/15/2027 (a) 2,026,000 1,995,495
10.00%, 2/15/2031 (a) 500,000 490,791
DISH Network Corp.
11.75%, 11/15/2027 (a) 2,173,000 2,292,888
EchoStar Corp.
10.75%, 11/30/2029 1,123,000 1,204,256
Gray Media, Inc.
10.50%, 7/15/2029 (a) 521,000 538,090
5.38%, 11/15/2031 (a) 918,000 533,110
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a) 1,201,000 1,075,924
Nexstar Media, Inc.
4.75%, 11/1/2028 (a) 455,000 431,097
Paramount Global
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.00%),
6.38%, 3/30/2062 (b) 542,000 528,190
Investments
Principal
Amount Value
Corporate Bonds (continued)
Media
Radiate Holdco LLC
6.50%, 9/15/2028 (a) $ 450,000 $ 314,186
Sinclair Television Group, Inc.
8.13%, 2/15/2033 (a) 500,000 494,707
Sirius XM Radio LLC
4.00%, 7/15/2028 (a) 1,420,000 1,333,815
3.88%, 9/1/2031 (a) 285,000 247,182
Stagwell Global LLC
5.63%, 8/15/2029 (a) 759,000 735,262
Sunrise FinCo. I BV
4.88%, 7/15/2031 (a) 586,000 546,905
TEGNA, Inc.
4.63%, 3/15/2028 296,000 282,752
5.00%, 9/15/2029 750,000 709,211
Univision Communications, Inc.
6.63%, 6/1/2027 (a) 693,000 694,433
8.00%, 8/15/2028 (a) 782,000 794,295
VZ Secured Financing BV
5.00%, 1/15/2032 (a) 598,000 527,239
18,361,882
Metals & Mining — 1 .3%
Cleveland-Cliffs, Inc.
7.00%, 3/15/2032 (a) 780,000 783,384
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (a) 1,012,000 1,019,725
9.38%, 3/1/2029 (a) 485,000 517,480
2,320,589
Oil, Gas & Consumable Fuels — 8 .4%
Aethon United BR LP
7.50%, 10/1/2029 (a) 566,000 583,752
CITGO Petroleum Corp.
8.38%, 1/15/2029 (a) 450,000 464,097
Civitas Resources, Inc.
8.38%, 7/1/2028 (a) 500,000 520,332
8.75%, 7/1/2031 (a) 797,000 833,382
Comstock Resources, Inc.
6.75%, 3/1/2029 (a) 529,000 521,180
CQP Holdco LP
5.50%, 6/15/2031 (a) 789,000 764,445
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a) 558,000 559,303
7.38%, 1/15/2033 (a) 489,000 480,347
Delek Logistics Partners LP
8.63%, 3/15/2029 (a) 536,000 562,749
DT Midstream, Inc.
4.38%, 6/15/2031 (a) 1,045,000 970,543
Hilcorp Energy I LP
7.25%, 2/15/2035 (a) 725,000 711,788
ITT Holdings LLC
6.50%, 8/1/2029 (a) 711,000 677,343
Kinetik Holdings LP
5.88%, 6/15/2030 (a) 356,000 355,012
New Fortress Energy, Inc.
6.50%, 9/30/2026 (a) 628,000 591,653

HIGH YIELD-INTEREST RATE HEDGED :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels
NFE Financing LLC
12.00%, 11/15/2029 (a) $ 721,000 $ 712,499
NGL Energy Operating LLC
8.38%, 2/15/2032 (a) 751,000 762,978
Permian Resources Operating LLC
7.00%, 1/15/2032 (a) 450,000 462,220
6.25%, 2/1/2033 (a) 606,000 609,706
Tullow Oil plc
10.25%, 5/15/2026 (a) 625,000 560,937
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a) 1,300,000 1,435,548
8.38%, 6/1/2031 (a) 1,382,000 1,439,573
Vital Energy, Inc.
7.88%, 4/15/2032 (a)(c) 451,000 434,756
15,014,143
Passenger Airlines — 2 .0%
American Airlines, Inc.
5.75%, 4/20/2029 (a) 1,735,000 1,726,820
8.50%, 5/15/2029 (a) 301,000 317,199
JetBlue Airways Corp.
9.88%, 9/20/2031 (a) 1,001,000 1,059,756
VistaJet Malta Finance plc
6.38%, 2/1/2030 (a)(c) 452,000 407,882
3,511,657
Pharmaceuticals — 2 .2%
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (a) 1,081,000 937,768
11.00%, 9/30/2028 (a) 745,000 746,192
Endo Finance Holdings, Inc.
8.50%, 4/15/2031 (a) 411,000 440,515
Organon & Co.
4.13%, 4/30/2028 (a) 894,000 850,443
5.13%, 4/30/2031 (a)(c) 1,155,000 1,050,221
4,025,139
Professional Services — 0 .3%
Amentum Holdings, Inc.
7.25%, 8/1/2032 (a) 529,000 539,880
Software — 4 .1%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (a) 1,244,000 1,207,460
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a) 2,511,000 2,466,050
9.00%, 9/30/2029 (a) 1,170,000 1,195,843
McAfee Corp.
7.38%, 2/15/2030 (a) 1,039,000 1,013,002
UKG, Inc.
6.88%, 2/1/2031 (a) 1,420,000 1,457,425
7,339,780
Investments
Principal
Amount Value
Corporate Bonds (continued)
Specialized REITs — 1 .4%
Iron Mountain, Inc.
REIT, 5.25%, 7/15/2030
(a) $ 1,211,000 $ 1,168,915
SBA Communications Corp.
REIT, 3.88%, 2/15/2027 810,000 789,253
REIT, 3.13%, 2/1/2029 665,000 609,560
2,567,728
Specialty Retail — 2 .1%
eG Global Finance plc
12.00%, 11/30/2028 (a) 450,000 504,639
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a) 471,000 448,903
Michaels Cos., Inc. (The)
7.88%, 5/1/2029 (a) 749,000 453,953
PetSmart, Inc.
4.75%, 2/15/2028 (a) 622,000 591,709
7.75%, 2/15/2029 (a) 503,000 486,675
Staples, Inc.
10.75%, 9/1/2029 (a) 1,330,000 1,270,284
3,756,163
Trading Companies & Distributors — 2 .5%
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 5/1/2028 (a) 465,000 458,684
H&E Equipment Services, Inc.
3.88%, 12/15/2028 (a) 834,000 833,549
Imola Merger Corp.
4.75%, 5/15/2029 (a) 826,000 794,509
United Rentals North America, Inc.
3.88%, 2/15/2031 135,000 123,396
6.13%, 3/15/2034 (a) 1,617,000 1,635,233
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a) 614,000 624,571
4,469,942
Wireless Telecommunication Services — 1 .8%
Connect Finco SARL
9.00%, 9/15/2029 (a) 976,000 894,668
Rogers Communications, Inc.
Series NC5, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 7.00%,
4/15/2055 (b) 500,000 501,256
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.62%),
7.13%, 4/15/2055 (b) 500,000 501,381
Vmed O2 UK Financing I plc
4.25%, 1/31/2031 (a) 834,000 723,363
4.75%, 7/15/2031 (a) 630,000 552,261
3,172,929
Total Corporate Bonds
(Cost $169,765,010) 171,239,974

FEBRUARY 28, 2025 (Unaudited) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Shares Value
Securities Lending Reinvestments (d) — 1 .7%
Investment Companies — 1 .7%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (e)
(Cost $3,005,058) 3,005,058 $ 3,005,058
Principal
Amount
Short-Term Investments — 2 .5%
Repurchase Agreements (f) — 2 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $4,551,084
(Cost $4,549,444) $ 4,549,444
4,549,444
Total Investments — 99.5%
(Cost $177,319,512) 178,794,476
Other assets less liabilities — 0.5% 833,983
Net Assets — 100.0% $ 179,628,459
‡ Value determined using significant unobservable inputs.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold,
normally to qualified institutional buyers in transactions exempt from registration.The aggregate value of these securities as of
February 28, 2025 was $156,275,683 which represents 87.00%
of net assets.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of
February 28, 2025.
(c) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $3,687,797, collateralized in the form of cash with a value of $3,005,058 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $847,299 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.63% – 4.63%, and maturity dates ranging from
April 15, 2026 – August 15, 2053. The total value of collateral is
$3,852,357.
(d) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $3,005,058.
(e) Rate shown is the 7-day yield as of February 28, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
Futures Contracts Sold
High Yield-Interest Rate Hedged had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 159 6/18/2025 U.S. Dollar $ 17,663,906 $ (88,626)
U.S. Treasury 2 Year Note 261 6/30/2025 U.S. Dollar 54,018,844 (104,486)
U.S. Treasury 5 Year Note 933 6/30/2025 U.S. Dollar 100,705,688 (424,823)
$ (617,935)

INFLATION EXPECTATIONS ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RINF
::
Investments
Principal
Amount Value
Short-Term Investments — 95 .1%
Repurchase Agreements (a) — 95 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $22,095,558
(Cost $22,087,589) $ 22,087,589
$ 22,087,589
Total Investments — 95.1%
(Cost $22,087,589) 22,087,589
Other assets less liabilities — 4.9% 1,140,750
Net Assets — 100.0% $ 23,228,339
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
4,655,161 12/11/2025 Citibank NA 4.24%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Inflation-Protected Securities
(TIPS) bond)
c
(128,016)
5,449,919 12/11/2025 Citibank NA 4.21%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Bond inverse index)
c
70,815
10,105,080 (57,201)
18,543,035 11/6/2025 Societe Generale 4.36%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Inflation-Protected Securities
(TIPS) bond)
c
31,419
25,799,933 11/6/2025 Societe Generale 4.18%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Bond inverse index)
c
(410,246)
44,342,968 (378,827)
54,448,048 (436,028)
Total Unrealized
Appreciation
102,234
Total Unrealized
Depreciation
(538,262)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/FTSE30-Year_
TIPS_February.pdf.

FEBRUARY 28, 2025 (Unaudited) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds — 93 .9%
Aerospace & Defense — 2 .2%
GE Capital International Funding Co. ULC.
4.42%, 11/15/2035 $ 963,000 $ 915,888
General Electric Co.
6.75%, 3/15/2032 1,405,000 1,566,256
Lockheed Martin Corp.
4.07%, 12/15/2042 921,000 783,541
RTX Corp.
4.50%, 6/1/2042 3,283,000 2,908,821
6,174,506
Air Freight & Logistics — 0 .5%
United Parcel Service, Inc.
6.20%, 1/15/2038 1,389,000 1,519,335
Automobiles — 2 .5%
Ford Motor Co.
7.45%, 7/16/2031 1,632,000 1,758,557
4.75%, 1/15/2043 815,000 633,080
General Motors Co.
6.25%, 10/2/2043 1,951,000 1,931,173
5.20%, 4/1/2045 670,000 584,331
Mercedes-Benz Finance North America LLC
8.50%, 1/18/2031 1,827,000 2,159,329
7,066,470
Banks — 25 .5%
Banco Santander SA
5.44%, 7/15/2031 1,900,000 1,944,775
6.92%, 8/8/2033 2,458,000 2,640,201
6.94%, 11/7/2033 1,450,000 1,621,872
6.35%, 3/14/2034 1,148,000 1,188,620
6.03%, 1/17/2035 500,000 519,435
Bank of America Corp.
6.11%, 1/29/2037 321,000 335,446
7.75%, 5/14/2038 1,934,000 2,306,456
5.88%, 2/7/2042 3,867,000 4,110,742
Bank of America NA
6.00%, 10/15/2036 1,642,000 1,729,847
Barclays plc
5.25%, 8/17/2045 2,116,000 2,035,413
4.95%, 1/10/2047 696,000 635,854
Citigroup, Inc.
6.63%, 6/15/2032 1,586,000 1,712,263
8.13%, 7/15/2039 676,000 845,483
6.68%, 9/13/2043 2,037,000 2,248,974
4.65%, 7/30/2045 1,151,000 1,028,734
4.75%, 5/18/2046 1,970,000 1,725,162
Cooperatieve Rabobank UA
5.25%, 5/24/2041 1,550,000 1,549,268
5.75%, 12/1/2043 1,495,000 1,534,322
5.25%, 8/4/2045 614,000 597,309
Fifth Third Bancorp
8.25%, 3/1/2038 1,072,000 1,314,453
Investments
Principal
Amount Value
Corporate Bonds (continued)
Banks
HSBC Holdings plc
6.50%, 5/2/2036 $ 1,228,000 $ 1,317,195
6.50%, 9/15/2037 2,584,000 2,778,633
5.25%, 3/14/2044 518,000 490,968
JPMorgan Chase & Co.
6.40%, 5/15/2038 2,460,000 2,735,099
5.50%, 10/15/2040 4,008,000 4,084,446
4.95%, 6/1/2045 1,222,000 1,132,977
Lloyds Banking Group plc
4.34%, 1/9/2048 1,414,000 1,130,534
Mitsubishi UFJ Financial Group, Inc.
3.75%, 7/18/2039 1,185,000 1,021,333
Mizuho Financial Group, Inc.
2.56%, 9/13/2031 908,000 779,755
Royal Bank of Canada
2.30%, 11/3/2031 2,513,000 2,159,962
3.88%, 5/4/2032 300,000 281,409
5.00%, 2/1/2033 842,000 844,733
5.15%, 2/1/2034 1,310,000 1,323,185
Sumitomo Mitsui Financial Group, Inc.
2.22%, 9/17/2031 (a) 199,000 169,716
5.77%, 1/13/2033 2,921,000 3,055,912
5.56%, 7/9/2034 1,971,000 2,028,983
6.18%, 7/13/2043 1,257,000 1,377,319
5.84%, 7/9/2044 424,000 440,051
Toronto-Dominion Bank (The)
3.20%, 3/10/2032 1,901,000 1,699,322
4.46%, 6/8/2032 1,485,000 1,433,334
Wells Fargo & Co.
5.38%, 11/2/2043 300,000 287,999
5.61%, 1/15/2044 1,731,000 1,702,123
4.65%, 11/4/2044 1,452,000 1,262,463
3.90%, 5/1/2045 300,000 239,787
4.90%, 11/17/2045 2,076,000 1,856,815
4.75%, 12/7/2046 898,000 778,029
Wells Fargo Bank NA
6.60%, 1/15/2038 965,000 1,069,150
Westpac Banking Corp.
2.15%, 6/3/2031 1,591,000 1,382,787
4.42%, 7/24/2039 358,000 326,108
2.96%, 11/16/2040 (a) 242,000 179,158
3.13%, 11/18/2041 1,257,000 928,273
71,922,187
Beverages — 1 .7%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042 1,519,000 1,445,592
Coca-Cola Co. (The)
1.38%, 3/15/2031 350,000 293,270
2.50%, 6/1/2040 1,364,000 987,634
3.00%, 3/5/2051 1,453,000 987,871
2.50%, 3/15/2051 101,000 61,428
Molson Coors Beverage Co.
5.00%, 5/1/2042 1,028,000 959,479
4,735,274

INVESTMENT GRADE-INTEREST RATE HEDGED :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Biotechnology — 0 .8%
AbbVie, Inc.
4.40%, 11/6/2042 $ 2,668,000 $ 2,391,432
Capital Markets — 6 .5%
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033 788,000 851,734
6.75%, 10/1/2037 2,011,000 2,195,987
6.25%, 2/1/2041 3,247,000 3,481,482
5.15%, 5/22/2045 2,395,000 2,240,258
Morgan Stanley
6.38%, 7/24/2042 450,000 496,305
4.30%, 1/27/2045 2,146,000 1,835,149
4.38%, 1/22/2047 4,146,000 3,550,609
Nomura Holdings, Inc.
2.61%, 7/14/2031 1,332,000 1,157,276
5.78%, 7/3/2034 716,000 739,231
UBS Group AG
4.88%, 5/15/2045 1,869,000 1,701,293
18,249,324
Communications Equipment — 1 .6%
Cisco Systems, Inc.
5.90%, 2/15/2039 3,232,000 3,485,184
5.50%, 1/15/2040 899,000 926,972
4,412,156
Consumer Finance — 2 .7%
Ally Financial, Inc.
8.00%, 11/1/2031 2,286,000 2,581,632
American Express Co.
4.05%, 12/3/2042 1,026,000 876,572
John Deere Capital Corp.
4.40%, 9/8/2031 588,000 580,032
Series I, 5.15%, 9/8/2033 1,401,000 1,430,983
5.10%, 4/11/2034 1,099,000 1,115,783
Toyota Motor Credit Corp.
5.55%, 11/20/2030 1,030,000 1,076,285
7,661,287
Consumer Staples Distribution & Retail — 0 .9%
Target Corp.
4.00%, 7/1/2042 1,013,000 870,790
Walmart, Inc.
5.25%, 9/1/2035 561,000 589,603
6.50%, 8/15/2037 1,010,000 1,166,837
2,627,230
Diversified Telecommunication Services — 5 .5%
Sprint Capital Corp.
8.75%, 3/15/2032 2,520,000 3,031,782
Telefonica Emisiones SA
7.05%, 6/20/2036 2,108,000 2,358,270
5.21%, 3/8/2047 2,171,000 1,969,677
4.90%, 3/6/2048 1,217,000 1,050,327
Investments
Principal
Amount Value
Corporate Bonds (continued)
Diversified Telecommunication Services
Verizon Communications, Inc.
4.50%, 8/10/2033 $ 3,065,000 $ 2,948,163
4.27%, 1/15/2036 1,209,000 1,115,948
5.25%, 3/16/2037 1,039,000 1,042,613
4.81%, 3/15/2039 699,000 659,908
4.86%, 8/21/2046 453,000 415,134
4.52%, 9/15/2048 1,180,000 1,018,044
15,609,866
Electric Utilities — 1 .0%
Duke Energy Florida LLC
6.40%, 6/15/2038 1,604,000 1,770,240
Georgia Power Co.
4.30%, 3/15/2042 1,217,000 1,055,540
2,825,780
Electrical Equipment — 0 .2%
Eaton Corp.
4.15%, 11/2/2042 769,000 666,792
Energy Equipment & Services — 0 .4%
Baker Hughes Holdings LLC
5.13%, 9/15/2040 1,134,000 1,112,787
Entertainment — 1 .5%
TWDC Enterprises 18 Corp.
4.13%, 6/1/2044 851,000 717,880
Walt Disney Co. (The)
2.65%, 1/13/2031 1,536,000 1,380,354
6.65%, 11/15/2037 1,771,000 2,011,423
4,109,657
Financial Services — 1 .6%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043 471,000 440,596
Shell International Finance BV
6.38%, 12/15/2038 1,975,000 2,212,627
5.50%, 3/25/2040 1,775,000 1,830,293
4,483,516
Food Products — 0 .9%
Kraft Heinz Foods Co.
5.00%, 6/4/2042 1,628,000 1,503,005
Unilever Capital Corp.
5.90%, 11/15/2032 859,000 927,977
2,430,982
Health Care Equipment & Supplies — 0 .9%
Medtronic, Inc.
4.38%, 3/15/2035 952,000 918,292
4.63%, 3/15/2045 1,830,000 1,668,142
2,586,434

FEBRUARY 28, 2025 (Unaudited) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Health Care Providers & Services — 2 .0%
Ascension Health
3.95%, 11/15/2046 $ 1,443,000 $ 1,199,560
Elevance Health, Inc.
4.65%, 1/15/2043 1,016,000 902,423
UnitedHealth Group, Inc.
4.63%, 7/15/2035 864,000 835,337
6.88%, 2/15/2038 2,353,000 2,711,188
4.75%, 7/15/2045 (a) 148,000 133,613
5,782,121
Household Products — 0 .7%
Procter & Gamble Co. (The)
1.20%, 10/29/2030 1,869,000 1,575,622
1.95%, 4/23/2031 438,000 382,881
1,958,503
Insurance — 1 .0%
MetLife, Inc.
5.70%, 6/15/2035 650,000 682,344
4.88%, 11/13/2043 2,077,000 1,931,933
4.05%, 3/1/2045 158,000 130,467
2,744,744
IT Services — 1 .4%
International Business Machines Corp.
4.15%, 5/15/2039 723,000 635,400
4.00%, 6/20/2042 751,000 626,560
4.25%, 5/15/2049 3,272,000 2,692,159
3,954,119
Machinery — 0 .5%
Caterpillar, Inc.
3.80%, 8/15/2042 1,702,000 1,418,675
Media — 3 .4%
Comcast Corp.
4.25%, 1/15/2033 1,569,000 1,486,985
Paramount Global
6.88%, 4/30/2036 607,000 635,322
4.38%, 3/15/2043 2,140,000 1,628,203
Time Warner Cable Enterprises LLC
8.38%, 7/15/2033 1,785,000 2,049,971
Time Warner Cable LLC
6.55%, 5/1/2037 1,572,000 1,563,396
7.30%, 7/1/2038 140,000 147,722
6.75%, 6/15/2039 2,107,000 2,123,766
9,635,365
Metals & Mining — 3 .3%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042 1,183,000 1,021,312
5.00%, 9/30/2043 2,282,000 2,179,113
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 1,670,000 1,646,882
Investments
Principal
Amount Value
Corporate Bonds (continued)
Metals & Mining
Southern Copper Corp.
6.75%, 4/16/2040 $ 1,196,000 $ 1,299,523
5.25%, 11/8/2042 744,000 687,437
5.88%, 4/23/2045 1,498,000 1,473,866
Vale Overseas Ltd.
6.88%, 11/10/2039 981,000 1,090,893
9,399,026
Multi-Utilities — 0 .4%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036 996,000 1,062,800
Oil, Gas & Consumable Fuels — 7 .1%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038 1,204,000 1,259,963
ConocoPhillips
6.50%, 2/1/2039 1,617,000 1,804,579
Hess Corp.
5.60%, 2/15/2041 989,000 997,968
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038 1,602,000 1,773,584
Kinder Morgan, Inc.
7.75%, 1/15/2032 1,627,000 1,859,725
Occidental Petroleum Corp.
6.45%, 9/15/2036 1,921,000 2,006,238
Phillips 66
5.88%, 5/1/2042 1,413,000 1,427,502
Shell Finance US, Inc.
4.38%, 5/11/2045 3,021,000 2,607,712
4.00%, 5/10/2046 1,202,000 972,622
TransCanada PipeLines Ltd.
6.20%, 10/15/2037 2,122,000 2,224,049
7.63%, 1/15/2039 250,000 293,163
Valero Energy Corp.
6.63%, 6/15/2037 1,384,000 1,497,004
Williams Cos., Inc. (The)
6.30%, 4/15/2040 1,344,000 1,425,521
20,149,630
Pharmaceuticals — 7 .0%
AstraZeneca plc
4.00%, 9/18/2042 4,132,000 3,547,226
4.38%, 11/16/2045 1,820,000 1,598,872
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 2,688,000 2,986,790
Johnson & Johnson
5.95%, 8/15/2037 1,533,000 1,688,680
Merck & Co., Inc.
4.15%, 5/18/2043 1,294,000 1,114,253
Novartis Capital Corp.
4.40%, 5/6/2044 1,658,000 1,493,648
Pfizer, Inc.
4.00%, 12/15/2036 2,897,000 2,653,130
7.20%, 3/15/2039 2,336,000 2,780,477
4.13%, 12/15/2046 771,000 641,350

INVESTMENT GRADE-INTEREST RATE HEDGED :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Pharmaceuticals
Wyeth LLC
5.95%, 4/1/2037 $ 1,242,000 $ 1,321,448
19,825,874
Software — 1 .6%
Oracle Corp.
6.50%, 4/15/2038 3,801,000 4,130,722
6.13%, 7/8/2039 354,000 373,193
4,503,915
Specialty Retail — 1 .0%
Home Depot, Inc. (The)
5.88%, 12/16/2036 2,520,000 2,704,929
Technology Hardware, Storage & Peripherals — 2 .2%
Apple, Inc.
3.85%, 5/4/2043 400,000 339,317
4.45%, 5/6/2044 393,000 366,539
3.45%, 2/9/2045 4,657,000 3,654,851
4.38%, 5/13/2045 689,000 620,191
HP, Inc.
6.00%, 9/15/2041 1,166,000 1,192,011
6,172,909
Tobacco — 2 .0%
Altria Group, Inc.
5.38%, 1/31/2044 2,852,000 2,765,387
Philip Morris International, Inc.
6.38%, 5/16/2038 2,322,000 2,561,971
4.25%, 11/10/2044 562,000 475,641
5,802,999
Wireless Telecommunication Services — 3 .4%
America Movil SAB de CV
6.13%, 3/30/2040 1,965,000 2,079,339
4.38%, 7/16/2042 1,098,000 948,375
Telefonica Europe BV
8.25%, 9/15/2030 1,724,000 1,984,943
Vodafone Group plc
6.15%, 2/27/2037 2,298,000 2,449,151
5.25%, 5/30/2048 446,000 417,245
4.88%, 6/19/2049 234,000 203,746
4.25%, 9/17/2050 2,094,000 1,646,672
9,729,471
Total Corporate Bonds
(Cost $260,581,716) 265,430,095
Asset-Backed Securities - 0 .4%
United Airlines Pass-Through Trust
Series 2023-1, Class A,
5.80%, 1/15/2036
(Cost $1,121,973) 1,106,254 1,131,476
Investments
Shares Value
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (c)
(Cost $186,743) 186,743 $ 186,743
Principal
Amount
Short-Term Investments — 1 .2%
Repurchase Agreements (d) — 1 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $3,423,453
(Cost $3,422,217) $ 3,422,217
3,422,217
Total Investments — 95.6%
(Cost $265,312,649) 270,170,531
Other assets less liabilities — 4.4% 12,318,050
Net Assets — 100.0% $ 282,488,581
(a) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $313,329, collateralized in the form of cash with a value of $186,743 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $136,420 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 1.13% – 1.25%, and maturity dates ranging from May
31, 2028 – August 31, 2028. The total value of collateral is
$323,163.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $186,743.
(c) Rate shown is the 7-day yield as of February 28, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 28, 2025 (Unaudited) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Futures Contracts Sold
Investment Grade-Interest Rate Hedged had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 558 6/18/2025 U.S. Dollar $ 61,990,313 $ (305,106)
U.S. Treasury Long Bond 1,607 6/18/2025 U.S. Dollar 189,776,656 (1,154,842)
U.S. Treasury Ultra Bond 43 6/18/2025 U.S. Dollar 5,337,375 (26,772)
$ (1,486,720)

K-1 FREE CRUDE OIL ETF :: FEBRUARY 28, 2025 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

OILK
::
Investments
Principal
Amount Value
Short-Term Investments — 80 .4%
Repurchase Agreements (a) — 80 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $56,622,447
(Cost $56,602,029) $ 56,602,029
$ 56,602,029
Total Investments — 80.4%
(Cost $56,602,029) 56,602,029
Other assets less liabilities — 19.6% 13,822,220
Net Assets — 100.0% $ 70,424,249
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
K-1 Free Crude Oil ETF had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
WTI Crude Oil 335 4/22/2025 U.S. Dollar $ 23,228,900 $ (579,227)
WTI Crude Oil 343 5/20/2025 U.S. Dollar 23,622,410 167,496
WTI Crude Oil 349 11/20/2025 U.S. Dollar 23,054,940 88,971
$ (322,760)

FEBRUARY 28, 2025 (Unaudited) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) — 94.9%
Aerospace & Defense — 2.1%
General Dynamics Corp. 2,800 $ 707,280
General Electric Co. 9,108 1,885,174
Howmet Aerospace, Inc. 13,530 1,848,198
Huntington Ingalls Industries,
Inc. 5,307 931,803
L3Harris Technologies, Inc. 842 173,545
Lockheed Martin Corp. 3,659 1,647,904
Northrop Grumman Corp. 3,869 1,786,472
Textron, Inc. 13,540 1,011,844
9,992,220
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. 9,303 945,371
Automobile Components — 0.1%
BorgWarner, Inc. 19,528 581,348
Automobiles — 1.7%
Ford Motor Co. 177,763 1,697,637
General Motors Co. 33,387 1,640,303
Tesla, Inc.* 16,322 4,782,019
8,119,959
Banks — 2.0%
Bank of America Corp. 15,750 726,075
Citizens Financial Group, Inc. 16,977 777,037
Fifth Third Bancorp 13,965 607,059
Huntington Bancshares, Inc. 67,744 1,115,744
JPMorgan Chase & Co. 14,021 3,710,658
M&T Bank Corp. 6,985 1,339,164
Regions Financial Corp. 8,096 191,956
Wells Fargo & Co. 9,120 714,278
9,181,971
Beverages — 1.3%
Coca-Cola Co. (The) 5,671 403,832
Constellation Brands, Inc.,
Class
a
A 6,984 1,225,692
Keurig Dr Pepper, Inc. 45,361 1,520,501
Molson Coors Beverage Co.,
Class
a
B 23,767 1,456,679
PepsiCo, Inc. 9,689 1,486,971
6,093,675
Biotechnology — 0.9%
AbbVie, Inc. 4,717 985,994
Amgen, Inc. 644 198,391
Biogen, Inc.* 4,040 567,620
Incyte Corp.* 8,786 645,771
Regeneron Pharmaceuticals,
Inc. 2,459 1,718,202
4,115,978
Broadline Retail — 2.7%
Amazon.com, Inc.* 58,575 12,434,301
eBay, Inc. 5,553 359,501
12,793,802
Investments
Shares Value
Common Stocks (a) (continued)
Building Products — 1.1%
A O Smith Corp. 2,640 $ 175,507
Allegion plc 11,167 1,437,305
Builders FirstSource, Inc.* 9,703 1,348,620
Lennox International, Inc. 607 364,837
Masco Corp. 2,624 197,272
Trane Technologies plc 4,962 1,755,060
5,278,601
Capital Markets — 4.1%
Ameriprise Financial, Inc. 3,293 1,769,329
Blackstone, Inc. 4,751 765,671
Cboe Global Markets, Inc. 7,329 1,544,953
Charles Schwab Corp. (The) 6,411 509,867
CME Group, Inc. 8,206 2,082,437
FactSet Research Systems, Inc. 428 197,625
Franklin Resources, Inc. 63,976 1,295,514
Invesco Ltd. 77,200 1,342,508
MarketAxess Holdings, Inc. 2,689 518,412
Morgan Stanley 1,330 177,036
MSCI, Inc., Class
a
A 1,173 692,668
Northern Trust Corp. 13,963 1,539,002
Raymond James Financial, Inc. 9,792 1,514,529
S&P Global, Inc. 4,731 2,525,124
State Street Corp. 16,118 1,599,389
T. Rowe Price Group, Inc. 13,432 1,420,031
19,494,095
Chemicals — 2.2%
Air Products and Chemicals,
Inc. 5,405 1,708,791
Celanese Corp., Class
a
A 16,007 815,396
Dow, Inc. 33,883 1,291,281
DuPont de Nemours, Inc. 19,930 1,629,676
Eastman Chemical Co. 14,616 1,430,176
FMC Corp. 28,972 1,069,067
Linde plc 378 176,545
LyondellBasell Industries NV,
Class
a
A 17,999 1,382,863
PPG Industries, Inc. 8,875 1,004,827
10,508,622
Commercial Services & Supplies — 1.1%
Cintas Corp. 9,107 1,889,703
Republic Services, Inc., Class
a
A 7,417 1,757,977
Rollins, Inc. 24,520 1,284,603
4,932,283
Communications Equipment — 0.9%
Arista Networks, Inc.* 14,056 1,307,911
Cisco Systems, Inc. 4,703 301,509
F5, Inc.* 4,912 1,436,416
Motorola Solutions, Inc. 2,198 967,604
4,013,440
Consumer Finance — 0.5%
Discover Financial Services 4,120 804,183

LARGE CAP CORE PLUS :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Synchrony Financial 22,166 $ 1,345,033
2,149,216
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp. 1,687 1,769,005
Kroger Co. (The) 25,935 1,681,107
Sysco Corp. 3,038 229,490
Walgreens Boots Alliance, Inc. 123,668 1,320,774
Walmart, Inc. 15,831 1,561,095
6,561,471
Containers & Packaging — 0.1%
International Paper Co. 10,906 614,553
Distributors — 0.1%
LKQ Corp. 9,771 412,238
Diversified Telecommunication Services — 0.3%
AT&T, Inc. 38,292 1,049,584
Verizon Communications, Inc. 6,030 259,893
1,309,477
Electric Utilities — 2.7%
Alliant Energy Corp. 6,934 447,451
Edison International 30,049 1,635,868
Exelon Corp. 39,692 1,754,386
FirstEnergy Corp. 37,804 1,465,661
NRG Energy, Inc. 14,687 1,552,563
PG&E Corp. 75,107 1,227,248
Pinnacle West Capital Corp. 6,918 640,192
Southern Co. (The) 23,549 2,114,465
Xcel Energy, Inc. 24,101 1,737,682
12,575,516
Electrical Equipment — 1.2%
AMETEK, Inc. 6,429 1,217,010
Eaton Corp. plc 6,603 1,936,792
GE Vernova, Inc. 2,290 767,562
Generac Holdings, Inc.* 1,819 247,657
Hubbell, Inc., Class
a
B 3,873 1,439,168
5,608,189
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class
a
A 26,907 1,792,006
TE Connectivity plc 9,433 1,452,965
Teledyne Technologies, Inc.* 1,225 630,900
Trimble, Inc.* 2,601 187,220
Zebra Technologies Corp.,
Class
a
A* 4,281 1,348,729
5,411,820
Energy Equipment & Services — 0.3%
Schlumberger NV 31,115 1,296,251
Entertainment — 0.9%
Electronic Arts, Inc. 6,537 844,057
Live Nation Entertainment, Inc.* 6,971 999,363
Netflix, Inc.* 1,516 1,486,529
Walt Disney Co. (The) 4,581 521,318
Investments
Shares Value
Common Stocks (a) (continued)
Warner Bros Discovery, Inc.* 29,094 $ 333,417
4,184,684
Financial Services — 2.4%
Berkshire Hathaway, Inc.,
Class
a
B* 9,482 4,872,136
Fidelity National Information
Services, Inc. 3,612 256,885
Jack Henry & Associates, Inc. 3,439 596,976
Mastercard, Inc., Class
a
A 3,244 1,869,550
PayPal Holdings, Inc.* 13,221 939,352
Visa, Inc., Class
a
A 7,744 2,808,826
11,343,725
Food Products — 1.7%
Archer-Daniels-Midland Co. 17,741 837,375
Bunge Global SA 20,875 1,548,716
Campbell's Co. (The) 10,234 409,974
Conagra Brands, Inc. 16,895 431,498
General Mills, Inc. 27,243 1,651,471
J M Smucker Co. (The) 7,850 867,661
Kraft Heinz Co. (The) 16,803 516,020
McCormick & Co., Inc.
(Non-Voting) 3,535 292,026
Tyson Foods, Inc., Class
a
A 25,652 1,573,494
8,128,235
Ground Transportation — 0.7%
CSX Corp. 31,423 1,005,850
Uber Technologies, Inc.* 32,391 2,462,040
3,467,890
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories 2,379 328,326
Baxter International, Inc. 16,944 584,737
Becton Dickinson & Co. 8,030 1,811,006
Dexcom, Inc.* 3,232 285,612
GE HealthCare Technologies,
Inc. 6,243 545,326
Hologic, Inc.* 6,942 440,053
IDEXX Laboratories, Inc.* 3,244 1,417,985
Insulet Corp.* 1,552 422,563
Intuitive Surgical, Inc.* 764 437,887
Medtronic plc 13,906 1,279,630
ResMed, Inc. 6,475 1,512,042
Solventum Corp.* 4,579 365,175
STERIS plc 6,909 1,514,867
Teleflex, Inc. 5,209 691,495
Zimmer Biomet Holdings, Inc. 2,109 220,011
11,856,715
Health Care Providers & Services — 2.7%
Cardinal Health, Inc. 12,494 1,617,723
Cencora, Inc. 6,205 1,573,216
Centene Corp.* 27,703 1,611,206
CVS Health Corp. 29,736 1,954,250
HCA Healthcare, Inc. 2,139 655,176
McKesson Corp. 2,710 1,735,105
Molina Healthcare, Inc.* 1,507 453,788
UnitedHealth Group, Inc. 4,124 1,958,735

FEBRUARY 28, 2025 (Unaudited) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Universal Health Services, Inc.,
Class
a
B 7,653 $ 1,341,188
12,900,387
Health Care REITs — 0.9%
Alexandria Real Estate Equities,
Inc., REIT 14,471 1,479,805
Healthpeak Properties, Inc.,
REIT 48,127 984,678
Ventas, Inc., REIT 25,646 1,774,190
4,238,673
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.,
REIT 82,406 1,329,209
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class
a
A* 2,852 396,057
Booking Holdings, Inc. 505 2,533,085
Carnival Corp.* 59,240 1,417,613
Chipotle Mexican Grill, Inc.,
Class
a
A* 3,420 184,577
McDonald's Corp. 561 172,973
MGM Resorts International* 21,672 753,319
Norwegian Cruise Line Holdings
Ltd.* 55,887 1,269,753
Royal Caribbean Cruises Ltd. 7,106 1,748,787
Wynn Resorts Ltd. 18,723 1,672,338
10,148,502
Household Durables — 1.1%
DR Horton, Inc. 2,318 293,946
Garmin Ltd. 2,401 549,661
Lennar Corp., Class
a
A 10,439 1,248,817
NVR, Inc.* 207 1,499,835
PulteGroup, Inc. 14,373 1,484,443
5,076,702
Household Products — 0.9%
Church & Dwight Co., Inc. 2,656 295,347
Clorox Co. (The) 1,726 269,929
Kimberly-Clark Corp. 12,723 1,806,794
Procter & Gamble Co. (The) 10,099 1,755,610
4,127,680
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) 141,038 1,634,630
Industrial REITs — 0.2%
Prologis, Inc., REIT 9,003 1,115,652
Insurance — 4.9%
Allstate Corp. (The) 9,152 1,822,621
Arch Capital Group Ltd. 17,961 1,668,757
Assurant, Inc. 6,738 1,400,763
Brown & Brown, Inc. 14,423 1,709,702
Cincinnati Financial Corp. 11,051 1,633,448
Erie Indemnity Co., Class
a
A 3,257 1,394,224
Everest Group Ltd. 3,111 1,098,867
Investments
Shares Value
Common Stocks (a) (continued)
Globe Life, Inc. 12,042 $ 1,534,512
Hartford Insurance Group, Inc.
(The) 13,077 1,546,748
Loews Corp. 17,492 1,516,032
Marsh & McLennan Cos., Inc. 808 192,175
MetLife, Inc. 20,357 1,754,366
Principal Financial Group, Inc. 5,834 519,459
Progressive Corp. (The) 9,383 2,646,006
Prudential Financial, Inc. 14,895 1,714,415
Travelers Cos., Inc. (The) 1,980 511,810
W R Berkley Corp. 6,528 411,786
23,075,691
Interactive Media & Services — 4.0%
Alphabet, Inc., Class
a
A 32,521 5,537,676
Alphabet, Inc., Class
a
C 24,914 4,290,689
Match Group, Inc. 11,678 370,309
Meta Platforms, Inc., Class
a
A 12,847 8,584,366
18,783,040
IT Services — 1.0%
Accenture plc, Class
a
A 663 231,056
Akamai Technologies, Inc.* 9,787 789,615
Cognizant Technology Solutions
Corp., Class
a
A 19,124 1,593,603
EPAM Systems, Inc.* 2,007 413,723
GoDaddy, Inc., Class
a
A* 7,592 1,362,764
International Business
Machines Corp. 798 201,447
4,592,208
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. 4,964 634,995
Charles River Laboratories
International, Inc.* 5,757 951,690
Danaher Corp. 7,343 1,525,582
IQVIA Holdings, Inc.* 5,431 1,025,373
Mettler-Toledo International,
Inc.* 756 962,176
Revvity, Inc. 12,774 1,432,604
Thermo Fisher Scientific, Inc. 319 168,738
6,701,158
Machinery — 2.8%
Fortive Corp. 19,731 1,569,404
Illinois Tool Works, Inc. 7,209 1,903,032
Ingersoll Rand, Inc. 14,313 1,213,456
Otis Worldwide Corp. 15,498 1,546,390
Parker-Hannifin Corp. 2,919 1,951,381
Pentair plc 14,505 1,366,371
Snap-on, Inc. 3,356 1,144,967
Stanley Black & Decker, Inc. 14,691 1,271,212
Westinghouse Air Brake
Technologies Corp. 6,026 1,116,979
13,083,192
Media — 0.9%
Comcast Corp., Class
a
A 15,376 551,691
Fox Corp., Class
a
A 25,851 1,489,018
News Corp., Class
a
A 7,380 211,216

LARGE CAP CORE PLUS :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Omnicom Group, Inc. 10,581 $ 875,683
Paramount Global, Class
a
B 81,973 931,213
4,058,821
Metals & Mining — 0.6%
Freeport-McMoRan, Inc. 32,667 1,205,739
Newmont Corp. 38,352 1,643,000
2,848,739
Multi-Utilities — 0.7%
CenterPoint Energy, Inc. 47,412 1,630,024
DTE Energy Co. 12,561 1,679,406
3,309,430
Oil, Gas & Consumable Fuels — 2.7%
APA Corp. 55,450 1,147,815
Chevron Corp. 2,480 393,377
ConocoPhillips 22,472 2,228,099
Devon Energy Corp. 36,451 1,320,255
Exxon Mobil Corp. 19,930 2,218,807
Hess Corp. 4,581 682,294
Marathon Petroleum Corp. 4,259 639,617
ONEOK, Inc. 10,022 1,006,108
Phillips 66 4,365 566,097
Targa Resources Corp. 8,337 1,681,740
Texas Pacific Land Corp. 282 402,682
Valero Energy Corp. 2,551 333,492
12,620,383
Passenger Airlines — 0.6%
Southwest Airlines Co. 41,044 1,274,827
United Airlines Holdings, Inc.* 14,142 1,326,661
2,601,488
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co. 37,308 2,224,303
Eli Lilly & Co. 3,731 3,434,871
Johnson & Johnson 12,767 2,106,810
Merck & Co., Inc. 33,250 3,067,312
Pfizer, Inc. 72,997 1,929,311
Viatris, Inc. 71,216 657,324
Zoetis, Inc., Class
a
A 4,317 721,975
14,141,906
Professional Services — 0.6%
Automatic Data Processing, Inc. 2,431 766,203
Jacobs Solutions, Inc. 1,307 167,440
Leidos Holdings, Inc. 11,031 1,433,699
Paychex, Inc. 2,293 347,779
2,715,121
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class
a
A* 11,867 1,684,402
CoStar Group, Inc.* 2,398 182,847
1,867,249
Residential REITs — 1.1%
AvalonBay Communities, Inc.,
REIT 7,328 1,657,447
Investments
Shares Value
Common Stocks (a) (continued)
Equity Residential, REIT 21,360 $ 1,584,271
Essex Property Trust, Inc., REIT 1,174 365,783
Invitation Homes, Inc., REIT 11,092 377,239
Mid-America Apartment
Communities, Inc., REIT 8,379 1,408,678
5,393,418
Retail REITs — 0.8%
Federal Realty Investment Trust,
REIT 12,737 1,342,735
Kimco Realty Corp., REIT 66,843 1,477,230
Regency Centers Corp., REIT 12,880 987,896
3,807,861
Semiconductors & Semiconductor Equipment — 7.1%
Advanced Micro Devices, Inc.* 5,042 503,494
Applied Materials, Inc. 5,420 856,739
Broadcom, Inc. 27,494 5,483,129
First Solar, Inc.* 2,412 328,466
Intel Corp. 25,748 611,000
Lam Research Corp. 10,714 822,192
Micron Technology, Inc. 22,330 2,090,758
Monolithic Power Systems, Inc. 1,394 851,748
NVIDIA Corp. 155,848 19,468,532
QUALCOMM, Inc. 13,968 2,195,351
Skyworks Solutions, Inc. 6,135 408,959
33,620,368
Software — 8.6%
Adobe, Inc.* 4,517 1,980,976
Autodesk, Inc.* 2,471 677,573
Cadence Design Systems, Inc.* 2,341 586,420
Crowdstrike Holdings, Inc.,
Class
a
A* 926 360,825
Fair Isaac Corp.* 940 1,773,169
Fortinet, Inc.* 12,442 1,343,860
Gen Digital, Inc. 30,800 841,764
Intuit, Inc. 3,613 2,217,804
Microsoft Corp. 47,030 18,670,440
Oracle Corp. 3,158 524,417
Palantir Technologies, Inc.,
Class
a
A* 19,778 1,679,548
Palo Alto Networks, Inc.* 4,700 895,021
PTC, Inc.* 9,110 1,490,669
Salesforce, Inc. 10,369 3,088,407
ServiceNow, Inc.* 1,977 1,838,136
Synopsys, Inc.* 3,082 1,409,337
Tyler Technologies, Inc.* 1,880 1,143,848
40,522,214
Specialized REITs — 0.8%
Equinix, Inc., REIT 837 757,167
VICI Properties, Inc., Class
a
A,
REIT 53,595 1,741,301
Weyerhaeuser Co., REIT 47,388 1,426,379
3,924,847
Specialty Retail — 1.1%
Best Buy Co., Inc. 3,193 287,083
CarMax, Inc.* 5,151 427,378

FEBRUARY 28, 2025 (Unaudited) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Home Depot, Inc. (The) 3,388 $ 1,343,681
Lowe's Cos., Inc. 804 199,907
Ross Stores, Inc. 3,940 552,861
TJX Cos., Inc. (The) 18,623 2,323,405
5,134,315
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc. 96,512 23,340,462
Dell Technologies, Inc., Class
a
C 2,250 231,210
HP, Inc. 19,699 608,108
Sandisk Corp.* 5,265 246,666
Seagate Technology Holdings
plc 13,577 1,383,632
Western Digital Corp.* 15,797 772,947
26,583,025
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 3,567 497,097
Ralph Lauren Corp., Class
a
A 5,392 1,461,987
1,959,084
Tobacco — 0.0%(b)
Philip Morris International, Inc. 1,177 182,764
Trading Companies & Distributors — 0.3%
United Rentals, Inc. 2,296 1,474,767
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. 8,692 2,344,145
Total Common Stocks
(Cost $347,069,746)
446,888,014
Principal
Amount
Short-Term Investments — 5.2%
Repurchase Agreements (c) — 5.2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $24,648,662
(Cost $24,639,774) $ 24,639,774
24,639,774
Total Investments — 100.1%
(Cost $371,709,520) 471,527,788
Liabilities in excess of other assets — (0.1%) (568,555)
Net Assets — 100.0% $ 470,959,233
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $68,741,416.
(b) Represents less than 0.05% of net assets.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

LARGE CAP CORE PLUS :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Swap Agreements
Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(67,908,254) 3/6/2026 Goldman Sachs International (4.58)%
Credit Suisse 130/30 Large
Cap Index (short portion)c
c
1,194,758
(15,084,383) 1/26/2026 Societe Generale (4.73)%
Credit Suisse 130/30 Large
Cap Index (short portion)
c
554,058
59,416,130 1/26/2026 Societe Generale 5.63%
Credit Suisse 130/30 Large
Cap Index (long portion)
d
5,524,747
44,331,747 6,078,805
(60,638,711) 11/6/2025 UBS AG (4.73)%
Credit Suisse 130/30 Large
Cap Index (short portion)
c
(5,529,490)
108,263,496 11/6/2026 UBS AG 5.13%
Credit Suisse 130/30 Large
Cap Index (long portion)
d
(2,647,280)
47,624,785 (8,176,770)
24,048,278 (903,207)
Total Unrealized
Appreciation
7,273,563
Total Unrealized
Depreciation
(8,176,770)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_
Short_February.pdf
d
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2025 (Unaudited) :: LONG ONLINE/SHORT STORES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CLIX
::
Investments
Shares Value
Common Stocks — 85 .6%
Broadline Retail — 55.2%
Alibaba Group Holding Ltd.,
ADR 3,619 $ 479,554
Amazon.com, Inc.* 8,498 1,803,955
Coupang, Inc.* 13,865 328,600
eBay, Inc. 11,510 745,157
Etsy, Inc.* 5,568 285,026
Global-e Online Ltd.* 2,746 117,035
JD.com, Inc., ADR 4,493 188,257
MercadoLibre, Inc.* 105 222,796
Ozon Holdings plc, ADR*‡ 3,471 —
PDD Holdings, Inc., ADR* 4,753 540,369
4,710,749
Distributors — 3.2%
GigaCloud Technology, Inc.,
Class
a
A* 16,132 273,115
Entertainment — 2.3%
Sea Ltd., ADR* 1,512 192,432
Personal Care Products — 1.4%
Oddity Tech Ltd., Class
a
A* 2,550 121,431
Specialty Retail — 20.7%
Beyond, Inc.*(a) 39,073 249,676
Buckle, Inc. (The) 7,252 290,443
Carvana Co., Class
a
A* 1,529 356,410
Chewy, Inc., Class
a
A* 8,817 328,521
Revolve Group, Inc., Class
a
A* 10,311 273,860
Wayfair, Inc., Class
a
A* 6,898 272,816
1,771,726
Textiles, Apparel & Luxury Goods — 2.8%
Figs, Inc., Class
a
A* 52,796 241,278
Total Common Stocks
(Cost $6,778,648)
7,310,731
Securities Lending Reinvestments (b) — 0 .7%
Investment Companies — 0 .7%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (c)
(Cost $59,839) 59,839 59,839
Investments
Principal
Amount Value
Short-Term Investments — 7 .9%
Repurchase Agreements (d) — 7 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $671,213
(Cost $670,970) $ 670,970
$ 670,970
Total Investments — 94.2%
(Cost $7,509,457) 8,041,540
Other assets less liabilities — 5.8% 497,500
Net Assets — 100.0% $ 8,539,040
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $56,647, collateralized in the form of cash with a
value of $59,839 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $59,839.
(c) Rate shown is the 7-day yield as of February 28, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt

LONG ONLINE/SHORT STORES ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CLIX
::
Swap Agreements
Long Online/Short Stores ETF had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(2,683,805) 5/6/2025 BNP Paribas SA (4.88)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (1,654,274)
52,183 5/6/2025 BNP Paribas SA 5.33% ProShares Online Retail Index 117,222
(2,631,622) (1,537,052)
(142,474) 11/6/2026 Goldman Sachs International (4.08)%
Solactive-ProShares Bricks and
Mortar Retail Store Index 6,814
14,910 11/6/2026 Goldman Sachs International 5.08% ProShares Online Retail Index (79)
(127,564) 6,735
(1,442,960) 3/6/2025 Societe Generale (4.13)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (54,523)
1,105,162 11/6/2026 Societe Generale 4.08% ProShares Online Retail Index 22,184
(337,798) (32,339)
59,638 1/26/2026 UBS AG 5.13%
Solactive-ProShares Bricks and
Mortar Retail Store Index 8,571
(3,037,346) (1,554,085)
Total Unrealized
Appreciation
154,791
Total Unrealized
Depreciation
(1,708,876)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: MERGER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Investments
Shares Value
Common Stocks — 66.4%
Aerospace & Defense — 4.8%
Spirit AeroSystems Holdings,
Inc., Class
a
A* 7,731 $ 269,812
Triumph Group, Inc.* 11,100 281,718
551,530
Air Freight & Logistics — 2.4%
Air Transport Services Group,
Inc.* 12,566 280,599
Banks — 2.4%
Sandy Spring Bancorp, Inc. 8,664 276,988
Broadline Retail — 2.4%
Nordstrom, Inc. 11,350 275,691
Capital Markets — 2.3%
Hargreaves Lansdown plc 19,117 265,602
Chemicals — 4.7%
Arcadium Lithium plc* 49,616 289,757
Covestro AG*(a) 4,279 257,718
547,475
Communications Equipment — 2.5%
Infinera Corp.*(b) 43,203 287,300
Consumer Finance — 2.4%
Moneylion, Inc.* 3,146 274,080
Containers & Packaging — 2.6%
Berry Global Group, Inc. 4,125 297,701
Electric Utilities — 2.3%
ALLETE, Inc. 4,125 270,971
Energy Equipment & Services — 1.7%
ChampionX Corp. 6,720 200,256
Entertainment — 2.8%
Endeavor Group Holdings, Inc.,
Class
a
A(b) 10,004 326,030
Food Products — 2.4%
Kellanova 3,375 279,788
Health Care Providers & Services — 4.6%
Cross Country Healthcare, Inc.* 15,127 259,579
Patterson Cos., Inc. 8,719 271,510
531,089
Hotels, Restaurants & Leisure — 7.3%
Despegar.com Corp.* 14,100 271,002
Everi Holdings, Inc.* 20,782 286,168
Playa Hotels & Resorts NV* 21,100 281,685
838,855
Investments
Shares Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers — 2.3%
Neoen SA(a) 6,423 $ 265,517
Insurance — 2.6%
Direct Line Insurance Group plc 86,500 302,052
Media — 4.2%
Interpublic Group of Cos., Inc.
(The) 9,048 247,915
Liberty Broadband Corp.,
Class
a
C* 2,959 243,408
491,323
Metals & Mining — 2.3%
De Grey Mining Ltd.* 215,631 262,915
Pharmaceuticals — 2.4%
Intra-Cellular Therapies, Inc.* 2,175 278,835
Software — 5.0%
Altair Engineering, Inc., Class
a
A* 2,657 296,521
SolarWinds Corp. 15,225 278,770
575,291
Total Common Stocks
(Cost $7,605,576)
7,679,888
Securities Lending Reinvestments (c) — 5.0%
Investment Companies — 5.0%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (d)
(Cost $581,875) 581,875 581,875
Principal
Amount
Short-Term Investments — 33.0%
Repurchase Agreements (e) — 33.0%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $3,817,277
(Cost $3,815,901) $ 3,815,901
3,815,901
Total Investments — 104.4%
(Cost $12,003,352) 12,077,664
Liabilities in excess of other assets — (4.4%) (507,413)
Net Assets — 100.0% $ 11,570,251
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

MERGER ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
(b) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $606,641, collateralized in the form of cash with a value of $581,875 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $28,543 of collateral in the form of
U.S. Government Treasury Securities, interest rate 4.00%, and maturity date December 15, 2027. The total value of collateral is
$610,418.
(c) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $581,875.
(d) Rate shown is the 7-day yield as of February 28, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Forward Currency Contracts
Merger ETF had the following open forward currency contracts as of February 28, 2025:
Currency
A
Counterparty
A
Delivery Date
A
Foreign
Currency
to Receive
(Pay)
A
U.S. Dollars
to Receive
(Pay)
A
Market
Value
A
Net Unrealized
Appreciation /
(Depreciation)
A
AAA
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 04/15/25 501,000 $ (344,996) $ 346,969 $ 1,973
U.S. Dollar vs. British Pound Goldman Sachs International 04/15/25 285,000 (355,619) 358,463 2,844
U.S. Dollar vs. Australian Dollar Goldman Sachs International 04/15/25 (451,000) 280,855 (279,936) 919
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 04/15/25 (501,000) 349,407 (346,969) 2,438
U.S. Dollar vs. Euro Goldman Sachs International 04/15/25 (11,000) 11,530 (11,437) 93
Total Unrealized Appreciation $ 8,267
U.S. Dollar vs. British Pound Goldman Sachs International 04/15/25 3,000 $ (3,791) $ 3,773 $ (18)
U.S. Dollar vs. Euro Goldman Sachs International 04/15/25 (496,000) 513,072 (515,681) (2,609)
U.S. Dollar vs. British Pound Goldman Sachs International 04/15/25 (726,000) 895,252 (913,138) (17,886)
Total Unrealized Depreciation $ (20,513)
Total Net Unrealized Depreciation $ (12,246)
Swap Agreements
Merger ETF had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(8,048) 11/13/2025 Citibank NA (3.63)%
S&P Merger Arbitrage Index
(short exposure to Acquirers)
c
236
9,021 11/13/2025 Citibank NA 4.98%
S&P Merger Arbitrage Index
(long exposure to Targets)
d
10
973 246
(2,607,419) 3/6/2025 Societe Generale (4.23)%
S&P Merger Arbitrage Index
(short exposure to Acquirers)
c
(9,159)
1,918,383 11/6/2026 Societe Generale 5.38%
S&P Merger Arbitrage Index
(long exposure to Targets)
d
853
(689,036) (8,306)
(688,063) (8,060)
Total Unrealized
Appreciation
1,099
Total Unrealized
Depreciation
(9,159)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_
Acquirers_February.pdf.
d
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2025 (Unaudited) :: MERGER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Merger ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025:
United States 52.3%
United Kingdom 4.9%
Argentina 2.4%
France 2.3%
Australia 2.3%
Germany 2.2%
Other
a
33.6%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

METAVERSE ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

VERS
::
Investments
Shares Value
Common Stocks — 99.7%
Broadline Retail — 4.3%
Amazon.com, Inc.* 1,258 $ 267,048
Communications Equipment — 0.9%
Nokia OYJ, ADR(a) 11,609 55,723
Electronic Equipment, Instruments & Components — 7.4%
MicroVision, Inc.*(a) 178,134 258,294
Vuzix Corp.* 66,231 196,044
454,338
Entertainment — 12.7%
Electronic Arts, Inc. 1,446 186,708
NetEase, Inc., ADR 736 73,394
ROBLOX Corp., Class
a
A* 4,349 276,770
Take-Two Interactive Software,
Inc.* 1,154 244,625
781,497
Health Care Equipment & Supplies — 1.1%
Penumbra, Inc.* 228 65,080
Household Durables — 2.9%
Sony Group Corp., ADR 7,191 180,063
Interactive Media & Services — 15.2%
Alphabet, Inc., Class
a
A 1,516 258,144
fuboTV, Inc.* 72,968 221,093
Meta Platforms, Inc., Class
a
A 403 269,285
Snap, Inc., Class
a
A* 18,057 185,084
933,606
IT Services — 3.7%
Accenture plc, Class
a
A 464 161,704
Globant SA* 423 63,674
225,378
Media — 2.1%
Stagwell, Inc., Class
a
A* 19,395 125,874
Real Estate Management & Development — 1.8%
eXp World Holdings, Inc. 11,164 112,868
Semiconductors & Semiconductor Equipment — 25.7%
Ambarella, Inc.* 2,179 133,856
ASML Holding NV (Registered),
ADR 20 14,182
CEVA, Inc.* 4,152 142,247
Cirrus Logic, Inc.* 962 100,250
Himax Technologies, Inc., ADR 30,244 304,859
Intel Corp. 1,123 26,649
Magnachip Semiconductor
Corp.* 8,750 39,725
Micron Technology, Inc. 200 18,726
NVIDIA Corp. 2,013 251,464
QUALCOMM, Inc. 1,716 269,704
STMicroelectronics NV, ADR 5,152 127,203
Investments
Shares Value
Common Stocks (continued)
Universal Display Corp. 990 $ 152,084
1,580,949
Software — 11.7%
Agora, Inc., ADR* 2,934 16,606
InterDigital, Inc. 396 84,602
Matterport, Inc.* 8,585 46,874
Microsoft Corp. 667 264,792
PTC, Inc.* 1,114 182,284
Unity Software, Inc.* 4,942 126,713
721,871
Specialty Retail — 1.6%
Williams-Sonoma, Inc. 510 99,236
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc. 1,195 288,999
Immersion Corp. 20,059 161,274
Xerox Holdings Corp. 12,196 80,860
531,133
Total Common Stocks
(Cost $5,363,490)
6,134,664
Securities Lending Reinvestments (b) — 4.1%
Investment Companies — 4.1%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (c)
(Cost $252,886) 252,886 252,886
Total Investments — 103.8%
(Cost $5,616,376) 6,387,550
Liabilities in excess of other assets — (3.8%) (235,726)
Net Assets — 100.0% $ 6,151,824
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $296,337, collateralized in the form of cash with a value of $252,886 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $53,289 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March
15, 2025 – August 15, 2054. The total value of collateral is
$306,175.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $252,886.
(c) Rate shown is the 7-day yield as of February 28, 2025.
Abbreviations
ADR American Depositary Receipt
OYJ Public Limited Company

FEBRUARY 28, 2025 (Unaudited) :: METAVERSE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

VERS
::
Metaverse ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025:
United States 83.9%
Taiwan 5.0%
Japan 2.9%
Ireland 2.6%
Singapore 2.1%
China 1.5%
Finland 0.9%
South Korea 0.6%
Netherlands 0.2%
Other
a
0.3%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

MSCI EAFE DIVIDEND GROWERS ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
Investments
Shares Value
Common Stocks — 98.9%
Aerospace & Defense — 1.3%
BAE Systems plc 48,080 $ 851,494
Air Freight & Logistics — 1.2%
DSV A/S 3,911 787,283
Beverages — 1.3%
Diageo plc 29,943 815,510
Biotechnology — 1.2%
CSL Ltd. 4,837 783,765
Broadline Retail — 1.2%
Pan Pacific International
Holdings Corp. 28,952 764,266
Building Products — 1.2%
Geberit AG (Registered) 1,368 801,165
Capital Markets — 1.2%
Partners Group Holding AG 517 758,095
Chemicals — 7.6%
Croda International plc 19,956 830,216
Givaudan SA (Registered) 183 823,069
Nippon Sanso Holdings Corp. 27,882 843,519
Shin-Etsu Chemical Co. Ltd. 26,649 794,368
Sika AG (Registered) 3,050 773,106
Symrise AG, Class
a
A 7,905 798,443
4,862,721
Construction & Engineering — 1.3%
ACS Actividades de
Construccion y Servicios SA 15,025 810,989
Diversified Telecommunication Services — 5.1%
Elisa OYJ 18,122 835,671
HKT Trust & HKT Ltd. 644,480 826,267
Nippon Telegraph & Telephone
Corp. 825,219 796,223
Telenor ASA 64,874 841,253
3,299,414
Electric Utilities — 3.9%
CK Infrastructure Holdings Ltd. 121,915 836,387
Enel SpA 113,620 834,125
Iberdrola SA 57,997 841,421
2,511,933
Electrical Equipment — 1.2%
Schneider Electric SE 3,089 751,578
Electronic Equipment, Instruments & Components — 2.4%
Halma plc 21,650 763,297
Murata Manufacturing Co. Ltd. 44,680 756,205
1,519,502
Investments
Shares Value
Common Stocks (continued)
Financial Services — 2.5%
Sofina SA 3,333 $ 822,905
Washington H Soul Pattinson &
Co. Ltd. 37,284 790,842
1,613,747
Food Products — 6.5%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 69 871,056
Kerry Group plc, Class
a
A 8,014 844,291
Lotus Bakeries NV 85 768,196
MEIJI Holdings Co. Ltd.(a) 42,224 863,001
Nestle SA (Registered) 8,873 856,764
4,203,308
Gas Utilities — 1.4%
APA Group 191,337 878,094
Health Care Equipment & Supplies — 4.9%
Coloplast A/S, Class
a
B 7,236 770,936
DiaSorin SpA 7,778 820,641
Fisher & Paykel Healthcare
Corp. Ltd. 40,218 768,032
Terumo Corp. 43,882 775,459
3,135,068
Health Care Providers & Services — 1.2%
Sonic Healthcare Ltd. 45,032 768,686
Household Durables — 1.3%
Sony Group Corp. 32,511 806,653
Household Products — 1.3%
Unicharm Corp. 109,053 817,382
Industrial Conglomerates — 3.8%
DCC plc 11,758 793,553
Hikari Tsushin, Inc. 3,257 819,572
Sekisui Chemical Co. Ltd. 48,690 825,366
2,438,491
Industrial REITs — 1.2%
Segro plc, REIT 89,998 798,006
Insurance — 5.2%
AIA Group Ltd. 113,773 869,043
Legal & General Group plc 265,093 816,789
Swiss Life Holding AG
(Registered) 945 821,985
Tokio Marine Holdings, Inc. 23,723 833,875
3,341,692
Interactive Media & Services — 1.2%
CAR Group Ltd. 33,541 773,812
IT Services — 5.1%
Obic Co. Ltd. 27,275 779,906

FEBRUARY 28, 2025 (Unaudited) :: MSCI EAFE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
Investments
Shares Value
Common Stocks (continued)
Otsuka Corp. 34,365 $ 748,211
SCSK Corp. 34,250 849,574
TIS, Inc. 32,667 903,954
3,281,645
Machinery — 1.2%
Spirax Group plc 8,201 751,238
Metals & Mining — 1.2%
Northern Star Resources Ltd. 72,636 775,095
Multi-Utilities — 1.3%
National Grid plc 68,099 836,032
Personal Care Products — 1.3%
Kao Corp. 19,045 818,444
Pharmaceuticals — 10.1%
Astellas Pharma, Inc. 83,305 803,779
Novartis AG (Registered) 7,601 822,736
Novo Nordisk A/S, Class
a
B 9,842 884,571
Recordati Industria Chimica e
Farmaceutica SpA 12,931 730,240
Roche Holding AG 2,498 828,375
Sanofi SA 7,468 810,535
Shionogi & Co. Ltd. 55,788 830,369
UCB SA 4,206 794,143
6,504,748
Professional Services — 3.5%
Computershare Ltd. 30,372 775,682
RELX plc 16,198 778,709
Wolters Kluwer NV 4,423 678,948
2,233,339
Real Estate Management & Development — 2.6%
Hulic Co. Ltd. 89,391 831,654
Sumitomo Realty &
Development Co. Ltd. 24,105 832,746
1,664,400
Semiconductors & Semiconductor Equipment — 2.3%
ASML Holding NV 1,081 762,909
Lasertec Corp. 8,189 726,547
1,489,456
Software — 3.5%
Nemetschek SE 6,267 729,980
Sage Group plc (The) 48,644 774,814
SAP SE 2,783 767,863
2,272,657
Technology Hardware, Storage & Peripherals — 2.4%
FUJIFILM Holdings Corp. 37,775 759,034
Logitech International SA
(Registered) 7,765 760,794
1,519,828
Investments
Shares Value
Common Stocks (continued)
Trading Companies & Distributors — 2.5%
Brenntag SE 11,934 $ 792,093
Bunzl plc 18,712 793,542
1,585,635
Water Utilities — 1.3%
United Utilities Group plc 65,677 810,598
Total Common Stocks
(Cost $60,406,824)
63,435,769
Principal
Amount
Short-Term Investments — 0.2%
Repurchase Agreements (b) — 0.2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $120,782
(Cost $120,739) $ 120,739
120,739
Total Investments — 99.1%
(Cost $60,527,563) 63,556,508
Other assets less liabilities — 0.9% 589,002
Net Assets — 100.0% $ 64,145,510
(a) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February
28, 2025 was $242,361, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 4.88%, and maturity dates ranging from November 30,
2025 – May 15, 2054. The total value of collateral is $257,729.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
OYJ Public Limited Company
REIT Real Estate Investment Trust

MSCI EAFE DIVIDEND GROWERS ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025:
Japan 29.0%
United Kingdom 16.2%
Switzerland 12.7%
Australia 8.6%
Germany 4.8%
Hong Kong 4.0%
Denmark 3.8%
Belgium 3.7%
Italy 3.7%
Spain 2.6%
France 2.4%
Netherlands 2.3%
Ireland 1.3%
Norway 1.3%
Finland 1.3%
New Zealand 1.2%
Other
a
1.1%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

FEBRUARY 28, 2025 (Unaudited) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
Investments
Shares Value
Common Stocks — 99.6%
Automobile Components — 2.0%
Hankook Tire & Technology Co.
Ltd.* 5,646 $ 146,273
Banks — 11.8%
Bank of China Ltd., Class
a
A 195,900 145,246
Bank of Communications Co.
Ltd., Class
a
A 146,400 144,929
China Construction Bank Corp.,
Class
a
A 123,600 144,419
China Merchants Bank Co. Ltd.,
Class
a
A 25,900 149,535
Industrial & Commercial Bank
of China Ltd., Class
a
A 153,600 144,886
Postal Savings Bank of China
Co. Ltd., Class
a
H (a) 234,961 148,946
877,961
Beverages — 14.5%
Anhui Gujing Distillery Co. Ltd.,
Class
a
B 10,100 150,687
Coca-Cola Femsa SAB de CV 17,577 156,503
Jiangsu King's Luck Brewery
JSC Ltd., Class
a
A 23,000 167,403
Kweichow Moutai Co. Ltd.,
Class
a
A 700 144,243
Luzhou Laojiao Co. Ltd.,
Class
a
A 9,200 159,742
Tsingtao Brewery Co. Ltd.,
Class
a
H 22,650 151,591
Wuliangye Yibin Co. Ltd.,
Class
a
A 8,400 151,757
1,081,926
Capital Markets — 1.9%
Reinet Investments SCA 5,897 144,557
Chemicals — 3.9%
Asian Paints Ltd. 5,814 144,829
Pidilite Industries Ltd. 4,702 142,822
287,651
Communications Equipment — 2.0%
Yealink Network Technology
Corp. Ltd., Class
a
A 27,000 146,062
Construction & Engineering — 2.0%
China Railway Group Ltd.,
Class
a
A 184,600 149,795
Consumer Finance — 1.9%
Sundaram Finance Ltd. 2,769 143,594
Consumer Staples Distribution & Retail — 1.9%
Grupo Comercial Chedraui SA
de CV 24,620 140,936
Electric Utilities — 4.1%
Interconexion Electrica SA ESP 32,768 163,453
Investments
Shares Value
Common Stocks (continued)
Power Grid Corp. of India Ltd. 48,733 $ 139,704
303,157
Electrical Equipment — 1.8%
WEG SA 16,100 132,406
Financial Services — 2.0%
Chailease Holding Co. Ltd. 38,554 148,047
Food Products — 2.3%
China Mengniu Dairy Co. Ltd. 74,364 169,630
Gas Utilities — 1.9%
ENN Energy Holdings Ltd. 21,301 141,604
Ground Transportation — 1.7%
Localiza Rent a Car SA 26,553 126,730
Health Care Providers & Services — 1.9%
Mouwasat Medical Services
Co. 6,263 141,282
Household Durables — 2.0%
Midea Group Co. Ltd., Class
a
A 15,100 151,452
Independent Power and Renewable Electricity Producers — 1.9%
China National Nuclear Power
Co. Ltd., Class
a
A 106,400 139,954
Industrial Conglomerates — 3.8%
LG Corp.* 3,135 142,510
Metlen Energy & Metals SA 3,863 142,258
284,768
Interactive Media & Services — 1.9%
Tencent Holdings Ltd. 2,310 142,158
IT Services — 7.1%
Infosys Ltd., ADR 6,878 138,248
LTIMindtree Ltd.(a) 2,295 122,376
Mphasis Ltd. 5,044 129,539
Persistent Systems Ltd. 2,244 136,016
526,179
Life Sciences Tools & Services — 2.1%
Hangzhou Tigermed Consulting
Co. Ltd., Class
a
A 20,400 158,787
Machinery — 2.0%
Zhejiang Dingli Machinery Co.
Ltd., Class
a
A 18,200 146,511
Metals & Mining — 0.0%
Polyus PJSC, GDR*‡(a) 3,949 —
Oil, Gas & Consumable Fuels — 1.9%
China Coal Energy Co. Ltd.,
Class
a
H 140,977 145,562

MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
Investments
Shares Value
Common Stocks (continued)
Rosneft Oil Co. PJSC, GDR*‡(a) 25,159 $ —
145,562
Personal Care Products — 1.9%
Hindustan Unilever Ltd. 5,666 141,822
Pharmaceuticals — 5.9%
CSPC Pharmaceutical Group
Ltd. 240,799 145,835
Yuhan Corp. 1,743 145,240
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class
a
A 5,300 148,837
439,912
Semiconductors & Semiconductor Equipment — 2.1%
NAURA Technology Group Co.
Ltd., Class
a
A 2,500 153,531
Software — 3.7%
Shanghai Baosight Software
Co. Ltd., Class
a
A 32,700 146,771
Tata Elxsi Ltd. 2,134 131,963
278,734
Technology Hardware, Storage & Peripherals — 1.9%
Wistron Corp. 42,336 144,507
Tobacco — 1.9%
ITC Ltd. 32,102 144,911
Wireless Telecommunication Services — 1.9%
PLDT, Inc. 6,214 142,512
Total Common Stocks
(Cost $7,704,693)
7,422,911
Principal
Amount
Short-Term Investments — 2.4%
Repurchase Agreements (b) — 2.4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $176,010
(Cost $175,945) $ 175,945
175,945
Total Investments — 102.0%
(Cost $7,880,638) 7,598,856
Liabilities in excess of other assets — (2.0%) (146,510)
Net Assets — 100.0% $ 7,452,346
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
PJSC Public Joint Stock Company
SCA Limited partnership with share capital

FEBRUARY 28, 2025 (Unaudited) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025:
China 52.2%
India 18.5%
South Korea 5.8%
Mexico 4.0%
Taiwan 3.9%
Brazil 3.5%
Colombia 2.2%
South Africa 1.9%
Philippines 1.9%
Greece 1.9%
Saudi Arabia 1.9%
Israel 1.9%
Russia 0.0%*
Other
a
0.4%
100.0%
*
Amount represents less than 0.05%.
a
Includes any non-equity securities and net other assets (liabilities).

MSCI EUROPE DIVIDEND GROWERS ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUDV
::
Investments
Shares Value
Common Stocks — 98.9%
Aerospace & Defense — 2.3%
BAE Systems plc 8,761 $ 155,157
Air Freight & Logistics — 2.2%
DSV A/S 713 143,527
Beverages — 2.2%
Diageo plc 5,456 148,596
Building Products — 2.2%
Geberit AG (Registered) 249 145,826
Capital Markets — 2.1%
Partners Group Holding AG 94 137,835
Chemicals — 8.8%
Croda International plc 3,636 151,266
Givaudan SA (Registered) 33 148,422
Sika AG (Registered) 556 140,934
Symrise AG, Class
a
A 1,440 145,447
586,069
Construction & Engineering — 2.2%
ACS Actividades de
Construccion y Servicios SA 2,738 147,786
Diversified Telecommunication Services — 4.6%
Elisa OYJ 3,302 152,267
Telenor ASA 11,821 153,289
305,556
Electric Utilities — 4.6%
Enel SpA 20,703 151,988
Iberdrola SA 10,568 153,321
305,309
Electrical Equipment — 2.1%
Schneider Electric SE 563 136,982
Electronic Equipment, Instruments & Components — 2.1%
Halma plc 3,945 139,086
Financial Services — 2.3%
Sofina SA 607 149,866
Food Products — 9.2%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 13 164,112
Kerry Group plc, Class
a
A 1,460 153,814
Lotus Bakeries NV 15 135,564
Nestle SA (Registered) 1,617 156,135
609,625
Health Care Equipment & Supplies — 4.4%
Coloplast A/S, Class
a
B 1,318 140,422
DiaSorin SpA 1,417 149,505
289,927
Investments
Shares Value
Common Stocks (continued)
Industrial Conglomerates — 2.2%
DCC plc 2,143 $ 144,632
Industrial REITs — 2.2%
Segro plc, REIT 16,399 145,409
Insurance — 4.5%
Legal & General Group plc 48,304 148,831
Swiss Life Holding AG
(Registered) 172 149,610
298,441
Machinery — 2.1%
Spirax Group plc 1,494 136,855
Multi-Utilities — 2.3%
National Grid plc 12,409 152,342
Pharmaceuticals — 13.4%
Novartis AG (Registered) 1,385 149,913
Novo Nordisk A/S, Class
a
B 1,793 161,150
Recordati Industria Chimica e
Farmaceutica SpA 2,356 133,048
Roche Holding AG 452 149,890
Sanofi SA 1,361 147,715
UCB SA 766 144,630
886,346
Professional Services — 3.9%
RELX plc 2,906 139,704
Wolters Kluwer NV 795 122,036
261,740
Semiconductors & Semiconductor Equipment — 2.1%
ASML Holding NV 197 139,032
Software — 6.2%
Nemetschek SE 1,142 133,020
Sage Group plc (The) 8,864 141,188
SAP SE 507 139,887
414,095
Technology Hardware, Storage & Peripherals — 2.1%
Logitech International SA
(Registered) 1,415 138,638
Trading Companies & Distributors — 4.4%
Brenntag SE 2,175 144,361
Bunzl plc 3,410 144,612
288,973
Water Utilities — 2.2%
United Utilities Group plc 11,967 147,699
Total Common Stocks
(Cost $6,388,622)
6,555,349

FEBRUARY 28, 2025 (Unaudited) :: MSCI EUROPE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUDV
::
Investments
Principal
Amount Value
Short-Term Investments — 0.2%
Repurchase Agreements (a) — 0.2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $16,248
(Cost $16,243) $ 16,243
$ 16,243
Total Investments — 99.1%
(Cost $6,404,865) 6,571,592
Other assets less liabilities — 0.9% 58,762
Net Assets — 100.0% $ 6,630,354
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
OYJ Public Limited Company
REIT Real Estate Investment Trust
MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025:
United Kingdom 28.6%
Switzerland 22.4%
Germany 8.5%
Denmark 6.7%
Italy 6.6%
Belgium 6.5%
Spain 4.5%
France 4.3%
Netherlands 3.9%
Ireland 2.3%
Norway 2.3%
Finland 2.3%
Other
a
1.1%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

MSCI TRANSFORMATIONAL CHANGES ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments
Shares Value
Common Stocks — 99.6%
Aerospace & Defense — 0.2%
Kratos Defense & Security
Solutions, Inc.* 601 $ 15,860
Biotechnology — 3.6%
AbbVie, Inc. 936 195,652
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class
a
A 1,500 13,815
CRISPR Therapeutics AG* 322 14,142
Moderna, Inc.* 758 23,468
Natera, Inc.* 273 42,476
Ultragenyx Pharmaceutical,
Inc.* 329 14,121
303,674
Broadline Retail — 5.8%
Alibaba Group Holding Ltd. 13,616 223,226
Amazon.com, Inc.* 745 158,149
eBay, Inc. 728 47,131
JD.com, Inc., Class
a
A 2,474 51,089
479,595
Capital Markets — 0.5%
Coinbase Global, Inc., Class
a
A* 59 12,722
Robinhood Markets, Inc.,
Class
a
A* 522 26,152
38,874
Chemicals — 9.2%
Corteva, Inc. 2,765 174,140
FMC Corp. 1,417 52,287
International Flavors &
Fragrances, Inc. 1,775 145,213
Nutrien Ltd. 3,377 176,979
Scotts Miracle-Gro Co. (The) 466 27,293
Sensient Technologies Corp. 422 29,287
Symrise AG, Class
a
A 1,436 144,673
UPL Ltd. 2,968 21,469
771,341
Communications Equipment — 0.8%
Cisco Systems, Inc. 519 33,273
F5, Inc.* 68 19,886
Juniper Networks, Inc. 436 15,783
68,942
Consumer Finance — 0.2%
Bread Financial Holdings, Inc. 296 15,984
Consumer Staples Distribution & Retail — 1.3%
Sprouts Farmers Market, Inc.* 709 105,216
Diversified Telecommunication Services — 0.4%
Cogent Communications
Holdings, Inc. 212 15,491
Iridium Communications, Inc. 578 18,241
33,732
Investments
Shares Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 1.7%
Cognex Corp. 402 $ 13,186
Trimble, Inc.* 1,733 124,741
137,927
Entertainment — 7.9%
Electronic Arts, Inc. 277 35,766
International Games System
Co. Ltd. 1,423 42,587
Konami Group Corp. 483 58,701
Netflix, Inc.* 191 187,287
Nintendo Co. Ltd. 3,046 225,817
Sea Ltd., ADR* 425 54,090
Take-Two Interactive Software,
Inc.* 245 51,935
656,183
Financial Services — 3.9%
Adyen NV*(a) 12 21,675
Euronet Worldwide, Inc.* 161 16,496
Mastercard, Inc., Class
a
A 125 72,039
PayPal Holdings, Inc.* 191 13,570
Toast, Inc., Class
a
A* 2,440 94,184
Visa, Inc., Class
a
A 253 91,766
Western Union Co. (The) 1,570 17,003
326,733
Food Products — 4.7%
Glanbia plc 1,173 13,482
Kerry Group plc, Class
a
A 1,536 161,408
McCormick & Co., Inc.
(Non-Voting) 2,099 173,399
Simply Good Foods Co. (The)* 1,116 42,129
390,418
Health Care Equipment & Supplies — 12.8%
Abbott Laboratories 1,369 188,936
Becton Dickinson & Co. 668 150,654
Boston Scientific Corp.* 1,797 186,511
Dexcom, Inc.* 920 81,300
Edwards Lifesciences Corp.* 1,391 99,624
Globus Medical, Inc., Class
a
A* 194 15,582
ICU Medical, Inc.* 92 13,462
Inspire Medical Systems, Inc.* 88 16,332
Intuitive Surgical, Inc.* 295 169,079
iRhythm Technologies, Inc.* 184 20,270
Neogen Corp.* 2,415 24,271
PROCEPT BioRobotics Corp.* 174 11,195
ResMed, Inc. 337 78,696
TransMedics Group, Inc.* 173 13,203
1,069,115
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.* 402 12,052
Guardant Health, Inc.* 507 21,573
Henry Schein, Inc.* 237 17,104
Hims & Hers Health, Inc.* 580 26,152

FEBRUARY 28, 2025 (Unaudited) :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments
Shares Value
Common Stocks (continued)
Quest Diagnostics, Inc. 258 $ 44,608
121,489
Hotels, Restaurants & Leisure — 5.1%
Booking Holdings, Inc. 32 160,512
DoorDash, Inc., Class
a
A* 906 179,787
DraftKings, Inc., Class
a
A* 1,077 47,237
Trip.com Group Ltd.* 708 39,747
427,283
Interactive Media & Services — 8.8%
Alphabet, Inc., Class
a
A 703 119,707
Kuaishou Technology*(a) 6,746 43,892
Meta Platforms, Inc., Class
a
A 276 184,423
Pinterest, Inc., Class
a
A* 1,504 55,618
REA Group Ltd. 287 42,412
Reddit, Inc., Class
a
A* 338 54,682
Snap, Inc., Class
a
A* 4,014 41,143
Tencent Holdings Ltd. 3,053 187,882
729,759
IT Services — 1.0%
Akamai Technologies, Inc.* 188 15,168
Cloudflare, Inc., Class
a
A* 177 25,718
GDS Holdings Ltd., Class
a
A* 5,777 26,482
Okta, Inc., Class
a
A* 213 19,274
86,642
Life Sciences Tools & Services — 2.8%
Danaher Corp. 661 137,329
Illumina, Inc.* 365 32,390
Medpace Holdings, Inc.* 44 14,402
QIAGEN NV* 365 13,945
West Pharmaceutical Services,
Inc. 166 38,569
236,635
Machinery — 4.5%
AGCO Corp. 736 71,370
CNH Industrial NV 7,525 96,922
Deere & Co. 410 197,124
SMC Corp. 38 13,631
379,047
Media — 0.4%
Omnicom Group, Inc. 436 36,083
Pharmaceuticals — 4.3%
Eli Lilly & Co. 195 179,523
Roche Holding AG 532 176,282
355,805
Professional Services — 0.2%
Paylocity Holding Corp.* 79 16,139
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.* 152 15,179
Broadcom, Inc. 671 133,818
MediaTek, Inc. 432 19,946
Investments
Shares Value
Common Stocks (continued)
NVIDIA Corp. 1,090 $ 136,163
NXP Semiconductors NV 75 16,169
QUALCOMM, Inc. 234 36,778
Semtech Corp.* 340 12,985
Silicon Laboratories, Inc.* 157 22,027
Synaptics, Inc.* 224 14,815
Universal Display Corp. 99 15,208
423,088
Software — 10.3%
Adobe, Inc.* 298 130,691
Altair Engineering, Inc., Class
a
A* 161 17,968
ANSYS, Inc.* 131 43,656
Blackbaud, Inc.* 192 12,691
BlackLine, Inc.* 267 12,896
Box, Inc., Class
a
A* 481 15,729
C3.ai, Inc., Class
a
A* 612 14,351
Check Point Software
Technologies Ltd.* 94 20,704
Cleanspark, Inc.* 1,113 8,893
Commvault Systems, Inc.* 94 16,033
Core Scientific, Inc.* 1,033 11,528
Crowdstrike Holdings, Inc.,
Class
a
A* 48 18,704
CyberArk Software Ltd.* 57 20,739
DocuSign, Inc., Class
a
A* 204 16,967
DoubleVerify Holdings, Inc.* 820 11,398
Dropbox, Inc., Class
a
A* 597 15,510
Five9, Inc.* 413 14,951
Gen Digital, Inc. 546 14,922
MARA Holdings, Inc.* 768 10,690
Microsoft Corp. 373 148,077
MicroStrategy, Inc., Class
a
A* 51 13,027
Oracle Corp. 235 39,024
Palo Alto Networks, Inc.* 100 19,043
Procore Technologies, Inc.* 227 17,359
Q2 Holdings, Inc.* 161 14,067
Riot Platforms, Inc.* 1,316 12,212
Rubrik, Inc., Class
a
A* 374 24,355
Salesforce, Inc. 74 22,041
SAP SE 138 37,979
ServiceNow, Inc.* 19 17,665
Tenable Holdings, Inc.* 397 15,142
Trend Micro, Inc. 319 23,289
Varonis Systems, Inc., Class
a
B* 313 13,450
Workday, Inc., Class
a
A* 60 15,800
861,551
Specialized REITs — 0.2%
Equinix, Inc., REIT 18 16,283
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc. 711 171,948
IonQ, Inc.* 623 15,307
NetApp, Inc. 139 13,874
201,129
Total Common Stocks
(Cost $6,884,832)
8,304,527

MSCI TRANSFORMATIONAL CHANGES ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments
Principal
Amount Value
Short-Term Investments — 0.2%
Repurchase Agreements (b) — 0.2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $19,060
(Cost $19,055) $ 19,055
$ 19,055
Total Investments — 99.8%
(Cost $6,903,887) 8,323,582
Other assets less liabilities — 0.2% 20,148
Net Assets — 100.0% $ 8,343,730
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust
MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025:
United States 77.0%
China 7.0%
Japan 3.9%
Germany 2.4%
Canada 2.1%
Switzerland 2.1%
Ireland 2.1%
Taiwan 0.8%
Singapore 0.6%
Australia 0.5%
Israel 0.5%
Netherlands 0.3%
India 0.3%
Other
a
0.4%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

FEBRUARY 28, 2025 (Unaudited) :: NANOTECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINY
::
Investments
Shares Value
Common Stocks — 99.8%
Biotechnology — 3.2%
Novavax, Inc.*(a) 19,978 $ 166,417
Chemicals — 1.4%
Advanced Nano Products Co.
Ltd. 1,522 73,972
Construction & Engineering — 0.7%
Jeio Co. Ltd.* 3,965 36,590
Electronic Equipment, Instruments & Components — 15.0%
Coherent Corp.* 2,801 210,607
Jeol Ltd. 6,432 209,323
Lightwave Logic, Inc.*(a) 15,064 18,227
nLight, Inc.* 6,005 55,066
Oxford Instruments plc 7,244 174,590
Park Systems Corp. 872 123,388
791,201
Life Sciences Tools & Services — 11.1%
Agilent Technologies, Inc. 2,062 263,771
Alpha Teknova, Inc.* 6,652 43,238
Bruker Corp. 4,636 218,912
Maravai LifeSciences Holdings,
Inc., Class
a
A* 17,664 56,878
582,799
Semiconductors & Semiconductor Equipment — 68.4%
ACM Research, Inc., Class
a
A* 7,169 185,964
Applied Materials, Inc. 1,439 227,463
ASML Holding NV 373 262,572
Axcelis Technologies, Inc.* 2,986 163,603
Entegris, Inc. 2,556 258,718
Intel Corp. 11,835 280,845
KLA Corp. 399 282,827
Lam Research Corp. 3,455 265,137
NVIDIA Corp. 1,896 236,848
Onto Innovation, Inc.* 1,313 191,252
SCREEN Holdings Co. Ltd. 4,282 303,510
SkyWater Technology, Inc.* 5,925 55,280
SUSS MicroTec SE 2,386 92,446
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 1,324 239,022
Tower Semiconductor Ltd.* 5,995 254,787
Ultra Clean Holdings, Inc.* 5,619 138,227
Veeco Instruments, Inc.* 7,086 157,593
3,596,094
Total Common Stocks
(Cost $5,630,071)
5,247,073
Investments
Shares Value
Securities Lending Reinvestments (b) — 3.1%
Investment Companies — 3.1%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (c)
(Cost $165,318) 165,318 $ 165,318
Total Investments — 102.9%
(Cost $5,795,389) 5,412,391
Liabilities in excess of other assets — (2.9%) (150,880)
Net Assets — 100.0% $ 5,261,511
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $184,635, collateralized in the form of cash with a value of $165,318 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments. The market value of the loaned securities is determined at the close of each business day of the Fund
and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $165,318.
(c) Rate shown is the 7-day yield as of February 28, 2025.
Abbreviations
ADR American Depositary Receipt

NANOTECHNOLOGY ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINY
::
Nanotechnology ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025:
United States 70.9%
Japan 9.8%
Netherlands 5.0%
Taiwan 4.5%
South Korea 4.5%
United Kingdom 3.3%
Germany 1.8%
Other
a
0.2%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

FEBRUARY 28, 2025 (Unaudited) :: NASDAQ-100 DORSEY WRIGHT MOMENTUM ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQQA
::
Investments
Shares Value
Common Stocks — 99 .9%
Automobiles — 3.5%
Tesla, Inc.* 1,445 $ 423,356
Broadline Retail — 4.6%
Amazon.com, Inc.* 2,605 552,989
Commercial Services & Supplies — 5.1%
Cintas Corp. 3,014 625,405
Consumer Staples Distribution & Retail — 5.2%
Costco Wholesale Corp. 608 637,555
Electric Utilities — 3.9%
Constellation Energy Corp. 1,869 468,269
Entertainment — 5.5%
Netflix, Inc.* 681 667,761
Financial Services — 4.0%
PayPal Holdings, Inc.* 6,844 486,266
Health Care Equipment & Supplies — 4.9%
Intuitive Surgical, Inc.* 1,043 597,795
Hotels, Restaurants & Leisure — 16.4%
Booking Holdings, Inc. 121 606,937
DoorDash, Inc., Class
a
A* 3,354 665,568
Starbucks Corp. 6,185 716,285
1,988,790
Interactive Media & Services — 5.1%
Meta Platforms, Inc., Class
a
A 926 618,753
Media — 2.8%
Trade Desk, Inc. (The), Class
a
A* 4,802 337,677
Semiconductors & Semiconductor Equipment — 16.7%
ARM Holdings plc, ADR* 4,061 534,793
Broadcom, Inc. 2,543 507,151
Marvell Technology, Inc. 4,990 458,182
NVIDIA Corp. 4,198 524,414
2,024,540
Software — 16.2%
AppLovin Corp., Class
a
A* 1,791 583,400
Atlassian Corp., Class
a
A* 2,354 669,148
Palantir Technologies, Inc.,
Class
a
A* 8,481 720,207
1,972,755
Wireless Telecommunication Services — 6.0%
T-Mobile US, Inc. 2,700 728,163
Total Common Stocks
(Cost $9,985,787)
12,130,074
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $10,509
(Cost $10,506) $ 10,506
$ 10,506
Total Investments — 100.0%
(Cost $9,996,293) 12,140,580
Other assets less liabilities — 0.0%(b) 1,606
Net Assets — 100.0% $ 12,142,186
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) Represents less than 0.05% of net assets.
Abbreviations
ADR American Depositary Receipt

NASDAQ-100 HIGH INCOME ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IQQQ
::
Investments
Shares Value
Common Stocks (a) — 91.9%
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.* 451 $ 238,331
Automobiles — 2.5%
Tesla, Inc.* 8,780 2,572,364
Beverages — 2.1%
Coca-Cola Europacific Partners
plc 2,744 236,697
Keurig Dr Pepper, Inc. 8,082 270,909
Monster Beverage Corp.* 5,798 316,861
PepsiCo, Inc. 8,170 1,253,850
2,078,317
Biotechnology — 3.1%
Amgen, Inc. 3,202 986,408
Biogen, Inc.* 867 121,813
Gilead Sciences, Inc. 7,422 848,409
Regeneron Pharmaceuticals,
Inc. 643 449,290
Vertex Pharmaceuticals, Inc.* 1,538 737,917
3,143,837
Broadline Retail — 6.4%
Amazon.com, Inc.* 25,451 5,402,738
MercadoLibre, Inc.* 303 642,927
PDD Holdings, Inc., ADR* 3,971 451,463
6,497,128
Chemicals — 1.3%
Linde plc 2,835 1,324,087
Commercial Services & Supplies — 0.8%
Cintas Corp. 2,401 498,207
Copart, Inc.* 5,742 314,662
812,869
Communications Equipment — 1.5%
Cisco Systems, Inc. 23,720 1,520,689
Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp. 2,644 2,772,525
Electric Utilities — 1.3%
American Electric Power Co.,
Inc. 3,169 336,072
Constellation Energy Corp. 1,864 467,016
Exelon Corp. 5,990 264,758
Xcel Energy, Inc. 3,419 246,510
1,314,356
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 791 140,956
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 5,896 262,903
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 3.1%
Electronic Arts, Inc. 1,564 $ 201,944
Netflix, Inc.* 2,546 2,496,506
Take-Two Interactive Software,
Inc.* 1,046 221,731
Warner Bros Discovery, Inc.* 14,614 167,476
3,087,657
Financial Services — 0.4%
PayPal Holdings, Inc.* 5,967 423,955
Food Products — 0.7%
Kraft Heinz Co. (The) 7,203 221,204
Mondelez International, Inc.,
Class
a
A 7,967 511,721
732,925
Ground Transportation — 0.6%
CSX Corp. 11,489 367,763
Old Dominion Freight Line, Inc. 1,271 224,331
592,094
Health Care Equipment & Supplies — 1.9%
Dexcom, Inc.* 2,323 205,283
GE HealthCare Technologies,
Inc. 2,722 237,767
IDEXX Laboratories, Inc.* 489 213,747
Intuitive Surgical, Inc.* 2,123 1,216,797
1,873,594
Hotels, Restaurants & Leisure — 3.0%
Airbnb, Inc., Class
a
A* 2,578 358,007
Booking Holdings, Inc. 197 988,154
DoorDash, Inc., Class
a
A* 2,314 459,190
Marriott International, Inc.,
Class
a
A 1,655 464,145
Starbucks Corp. 6,752 781,949
3,051,445
Industrial Conglomerates — 0.8%
Honeywell International, Inc. 3,873 824,523
Interactive Media & Services — 8.1%
Alphabet, Inc., Class
a
A 14,142 2,408,100
Alphabet, Inc., Class
a
C 13,395 2,306,887
Meta Platforms, Inc., Class
a
A 5,275 3,524,755
8,239,742
IT Services — 0.4%
Cognizant Technology Solutions
Corp., Class
a
A 2,952 245,990
MongoDB, Inc., Class
a
A* 440 117,669
363,659
Machinery — 0.3%
PACCAR, Inc. 3,123 334,911

FEBRUARY 28, 2025 (Unaudited) :: NASDAQ-100 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IQQQ
::
Investments
Shares Value
Common Stocks (a) (continued)
Media — 1.3%
Charter Communications, Inc.,
Class
a
A* 845 $ 307,216
Comcast Corp., Class
a
A 22,735 815,732
Trade Desk, Inc. (The), Class
a
A* 2,678 188,317
1,311,265
Oil, Gas & Consumable Fuels — 0.3%
Diamondback Energy, Inc. 1,736 275,955
Pharmaceuticals — 0.3%
AstraZeneca plc, ADR 3,468 264,296
Professional Services — 1.3%
Automatic Data Processing, Inc. 2,429 765,572
Paychex, Inc. 2,143 325,029
Verisk Analytics, Inc., Class
a
A 840 249,404
1,340,005
Real Estate Management & Development — 0.2%
CoStar Group, Inc.* 2,441 186,126
Semiconductors & Semiconductor Equipment — 19.5%
Advanced Micro Devices, Inc.* 9,661 964,747
Analog Devices, Inc. 2,953 679,367
Applied Materials, Inc. 4,908 775,808
ARM Holdings plc, ADR* 762 100,348
ASML Holding NV (Registered),
ADR 531 376,521
Broadcom, Inc. 18,697 3,728,743
GLOBALFOUNDRIES, Inc.* 3,296 127,786
Intel Corp. 25,690 609,624
KLA Corp. 797 564,946
Lam Research Corp. 7,664 588,135
Marvell Technology, Inc. 5,157 473,516
Microchip Technology, Inc. 3,199 188,293
Micron Technology, Inc. 6,634 621,141
NVIDIA Corp. 59,272 7,404,258
NXP Semiconductors NV 1,514 326,403
ON Semiconductor Corp.* 2,539 119,460
QUALCOMM, Inc. 6,615 1,039,680
Texas Instruments, Inc. 5,433 1,064,814
19,753,590
Software — 15.6%
Adobe, Inc.* 2,623 1,150,343
ANSYS, Inc.* 521 173,623
AppLovin Corp., Class
a
A* 1,776 578,514
Atlassian Corp., Class
a
A* 963 273,742
Autodesk, Inc.* 1,280 350,989
Cadence Design Systems, Inc.* 1,632 408,816
Crowdstrike Holdings, Inc.,
Class
a
A* 1,390 541,627
Datadog, Inc., Class
a
A* 1,865 217,366
Fortinet, Inc.* 4,564 492,958
Intuit, Inc. 1,668 1,023,885
Microsoft Corp. 17,994 7,143,438
MicroStrategy, Inc., Class
a
A* 1,379 352,238
Investments
Shares Value
Common Stocks (a) (continued)
Palantir Technologies, Inc.,
Class
a
A* 12,986 $ 1,102,771
Palo Alto Networks, Inc.* 3,906 743,820
Roper Technologies, Inc. 637 372,327
Synopsys, Inc.* 916 418,869
Workday, Inc., Class
a
A* 1,269 334,178
Zscaler, Inc.* 914 179,354
15,858,858
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.* 344 472,532
Ross Stores, Inc. 1,976 277,273
749,805
Technology Hardware, Storage & Peripherals — 8.7%
Apple, Inc. 36,584 8,847,475
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.* 705 257,755
Trading Companies & Distributors — 0.3%
Fastenal Co. 3,410 258,239
Wireless Telecommunication Services — 1.8%
T-Mobile US, Inc. 6,910 1,863,558
Total Common Stocks
(Cost $90,444,073)
93,169,794
Principal
Amount
Short-Term Investments — 8.3%
Repurchase Agreements (b) — 8.3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $8,373,354
(Cost $8,370,334) $ 8,370,334
8,370,334
Total Investments — 100.2%
(Cost $98,814,407) 101,540,128
Liabilities in excess of other assets — (0.2%) (155,137)
Net Assets — 100.0% $ 101,384,991
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $22,184,724.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt

NASDAQ-100 HIGH INCOME ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IQQQ
::
Futures Contracts Purchased
Nasdaq-100 High Income ETF had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
Nasdaq 100 E-Mini Index 18 3/21/2025 U.S. Dollar $ 7,531,020 $ (413,204)
Swap Agreements
Nasdaq-100 High Income ETF had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
100,670,491 11/6/2025 Goldman Sachs International N/A
Nasdaq-100 Daily Covered Call
Index (620,830)
100,670,491 (620,830)
Total Unrealized
Depreciation
(620,830)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap. The fund receives the appreciation on the Reference Instrument from the counterparty and pays the deprecation on the Reference Instrument to the counterparty. This amount is included as part of the unrealized appreciation/
(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: ON DEMAND ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

OND
::
Investments
Shares Value
Common Stocks — 100.0%
Entertainment — 53.8%
Capcom Co. Ltd. 3,404 $ 83,689
CD Projekt SA 712 39,004
Electronic Arts, Inc. 475 61,332
International Games System
Co. Ltd. 2,558 76,555
Krafton, Inc.* 311 73,025
NCSoft Corp.* 189 21,976
NetEase, Inc. 4,334 86,267
Netflix, Inc.* 85 83,348
Nexon Co. Ltd. 4,355 58,540
ROBLOX Corp., Class
a
A* 1,336 85,023
Spotify Technology SA* 159 96,674
Take-Two Interactive Software,
Inc.* 418 88,608
Tencent Music Entertainment
Group, Class
a
A 12,875 80,789
934,830
Ground Transportation — 12.5%
Grab Holdings Ltd., Class
a
A* 15,421 74,792
Lyft, Inc., Class
a
A* 3,848 51,332
Uber Technologies, Inc.* 1,199 91,136
217,260
Hotels, Restaurants & Leisure — 15.5%
Delivery Hero SE*(a) 2,096 60,924
DoorDash, Inc., Class
a
A* 444 88,107
Just Eat Takeaway.com NV*(a) 2,030 40,895
Meituan, Class
a
B*(a) 3,797 79,094
269,020
Interactive Media & Services — 7.4%
Bilibili, Inc., Class
a
Z* 3,189 64,091
Snap, Inc., Class
a
A* 6,372 65,313
129,404
Leisure Products — 1.6%
Peloton Interactive, Inc.,
Class
a
A* 3,698 27,846
Investments
Shares Value
Common Stocks (continued)
Passenger Airlines — 1.9%
Joby Aviation, Inc.*(b) 4,738 $ 33,166
Semiconductors & Semiconductor Equipment — 5.5%
Ambarella, Inc.* 422 25,923
NVIDIA Corp. 556 69,456
95,379
Software — 1.8%
Life360, Inc.* 711 32,137
Total Common Stocks
(Cost $1,737,311)
1,739,042
Securities Lending Reinvestments (c) — 1.1%
Investment Companies — 1.1%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (d)
(Cost $19,679) 19,679 19,679
Total Investments — 101.1%
(Cost $1,756,990) 1,758,721
Liabilities in excess of other assets — (1.1%) (19,848)
Net Assets — 100.0% $ 1,738,873
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $19,964, collateralized in the form of cash with a
value of $19,679 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments. The market value of the loaned securities is determined at the close of each business day of the Fund
and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(c) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $19,679.
(d) Rate shown is the 7-day yield as of February 28, 2025.

ON DEMAND ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

OND
::
On-Demand ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025:
United States 46.2%
Hong Kong 9.6%
China 8.2%
Japan 8.2%
Luxembourg 5.6%
South Korea 5.5%
Taiwan 4.4%
Singapore 4.3%
Germany 3.5%
Netherlands 2.3%
Poland 2.2%
Other
a
0.0%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

FEBRUARY 28, 2025 (Unaudited) :: ONLINE RETAIL ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ONLN
::
Investments
Shares Value
Common Stocks — 100 .0%
Broadline Retail — 64.4%
Alibaba Group Holding Ltd.,
ADR 35,482 $ 4,701,720
Amazon.com, Inc.* 83,309 17,684,835
Coupang, Inc.* 135,933 3,221,612
eBay, Inc. 112,843 7,305,456
Etsy, Inc.* 54,591 2,794,513
Global-e Online Ltd.* 26,925 1,147,544
JD.com, Inc., ADR 44,046 1,845,527
MercadoLibre, Inc.* 1,029 2,183,404
Ozon Holdings plc, ADR*‡ 60,470 —
PDD Holdings, Inc., ADR* 46,601 5,298,068
46,182,679
Distributors — 3.8%
GigaCloud Technology, Inc.,
Class
a
A*(a) 158,158 2,677,615
Entertainment — 2.6%
Sea Ltd., ADR* 14,823 1,886,523
Personal Care Products — 1.7%
Oddity Tech Ltd., Class
a
A*(a) 25,000 1,190,500
Specialty Retail — 24.2%
Beyond, Inc.* 383,067 2,447,798
Buckle, Inc. (The) 71,102 2,847,635
Carvana Co., Class
a
A* 14,995 3,495,335
Chewy, Inc., Class
a
A* 86,436 3,220,605
Revolve Group, Inc., Class
a
A* 101,089 2,684,924
Wayfair, Inc., Class
a
A* 67,628 2,674,687
17,370,984
Textiles, Apparel & Luxury Goods — 3.3%
Figs, Inc., Class
a
A*(a) 517,598 2,365,423
Total Common Stocks
(Cost $66,454,278)
71,673,724
Securities Lending Reinvestments (b) — 0 .8%
Investment Companies — 0 .8%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (c)
(Cost $589,456) 589,456 589,456
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $39,369
(Cost $39,356) $ 39,356
$ 39,356
Total Investments — 100.9%
(Cost $67,083,090) 72,302,536
Liabilities in excess of other assets — (0.9%) (614,365)
Net Assets — 100.0% $ 71,688,171
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $571,749, collateralized in the form of cash with a value of $589,456 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $589,456.
(c) Rate shown is the 7-day yield as of February 28, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt

PET CARE ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PAWZ
::
Investments
Shares Value
Common Stocks — 99.1%
Distributors — 0.0%(a)
Arata Corp. 678 $ 14,187
Food Products — 17.6%
Freshpet, Inc.* 45,853 4,907,646
General Mills, Inc. 14,060 852,317
I-TAIL Corp. PCL, NVDR 2,495,184 1,197,484
J M Smucker Co. (The) 2,656 293,568
Nestle SA (Registered) 29,112 2,808,835
10,059,850
Health Care Equipment & Supplies — 14.3%
IDEXX Laboratories, Inc.* 13,369 5,843,723
Vimian Group AB*(b) 622,528 2,332,941
8,176,664
Health Care Providers & Services — 6.6%
Cencora, Inc. 4,623 1,172,116
CVS Group plc 199,943 2,565,385
Patterson Cos., Inc. 1,988 61,906
3,799,407
Household Products — 8.9%
Central Garden & Pet Co.* 37,711 1,330,821
Colgate-Palmolive Co. 20,742 1,891,048
Oil-Dri Corp. of America 41,781 1,842,960
Spectrum Brands Holdings, Inc. 645 49,949
5,114,778
Insurance — 7.2%
Anicom Holdings, Inc. 287,531 1,012,332
Trupanion, Inc.* 89,810 3,102,038
4,114,370
Pharmaceuticals — 20.9%
Elanco Animal Health, Inc.* 12,558 140,273
Merck & Co., Inc. 32,217 2,972,018
Virbac SACA 8,066 2,547,832
Zoetis, Inc., Class
a
A 37,729 6,309,798
11,969,921
Specialty Retail — 23.6%
Chewy, Inc., Class
a
A* 157,723 5,876,759
Pet Valu Holdings Ltd. 154,965 2,520,357
Petco Health & Wellness Co.,
Inc., Class
a
A* 596,246 1,603,902
Pets at Home Group plc 931,192 2,755,007
Tractor Supply Co. 13,636 754,752
13,510,777
Total Common Stocks
(Cost $61,116,035)
56,759,954
Investments
Shares Value
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (d)
(Cost $30,955) 30,955 $ 30,955
Principal
Amount
Short-Term Investments — 0.4%
Repurchase Agreements (e) — 0.4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $228,689
(Cost $228,607) $ 228,607
228,607
Total Investments — 99.6%
(Cost $61,375,597) 57,019,516
Other assets less liabilities — 0.4% 234,226
Net Assets — 100.0% $ 57,253,742
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $29,669, collateralized in the form of cash with a
value of $30,955 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $30,955.
(d) Rate shown is the 7-day yield as of February 28, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
NVDR Non-Voting Depositary Receipt

FEBRUARY 28, 2025 (Unaudited) :: PET CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PAWZ
::
Pet Care ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025:
United States 68.1%
United Kingdom 9.3%
Switzerland 4.9%
France 4.4%
Canada 4.4%
Sweden 4.1%
Thailand 2.1%
Japan 1.8%
Other
a
0.9%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

RUSSELL 2000 DIVIDEND GROWERS ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
Investments
Shares Value
Common Stocks — 99 .8%
Banks — 25.6%
Associated Banc-Corp. 295,389 $ 7,340,417
Atlantic Union Bankshares
Corp. 181,247 6,465,080
Cadence Bank 204,228 6,772,200
Community Financial System,
Inc. 111,868 7,080,126
First Busey Corp. 285,297 6,844,275
First Interstate BancSystem,
Inc., Class
a
A 222,956 6,844,749
First Merchants Corp. 178,427 7,815,103
Fulton Financial Corp. 361,726 7,169,409
German American Bancorp, Inc. 170,583 6,809,673
Heritage Financial Corp. 294,032 7,430,189
Independent Bank Corp. 107,051 7,339,417
Independent Bank Corp. 202,079 6,866,644
Mercantile Bank Corp. 152,109 7,333,175
NBT Bancorp, Inc. 153,477 7,328,527
Orrstown Financial Services,
Inc. 195,150 6,537,525
Peoples Bancorp, Inc. 220,082 7,042,624
Preferred Bank 81,970 7,274,838
S&T Bancorp, Inc. 179,134 7,204,769
Simmons First National Corp.,
Class
a
A 316,958 6,963,567
Southside Bancshares, Inc. 220,271 6,773,333
Tompkins Financial Corp. 99,910 6,882,800
United Bankshares, Inc. 184,291 6,660,277
United Community Banks, Inc. 226,572 7,302,416
Washington Trust Bancorp, Inc. 210,957 6,775,939
WesBanco, Inc. 425,999 14,939,785
183,796,857
Building Products — 1.6%
Apogee Enterprises, Inc. 92,600 4,439,244
Griffon Corp. 94,410 6,829,619
11,268,863
Capital Markets — 0.9%
Cohen & Steers, Inc. 76,373 6,675,000
Chemicals — 4.6%
Avient Corp. 154,092 6,590,515
Balchem Corp. 43,277 7,531,496
HB Fuller Co. 101,708 5,770,912
Quaker Chemical Corp. 48,961 6,806,558
Stepan Co. 102,564 6,334,353
33,033,834
Commercial Services & Supplies — 2.8%
ABM Industries, Inc. 133,758 7,267,072
HNI Corp. 137,051 6,385,206
Matthews International Corp.,
Class
a
A 260,443 6,490,240
20,142,518
Consumer Staples Distribution & Retail — 2.2%
Andersons, Inc. (The) 168,673 7,215,831
Investments
Shares Value
Common Stocks (continued)
SpartanNash Co. 412,403 $ 8,326,417
15,542,248
Diversified Telecommunication Services — 1.0%
Cogent Communications
Holdings, Inc. 98,312 7,183,658
Electric Utilities — 4.4%
ALLETE, Inc. 119,044 7,820,000
Otter Tail Corp. 98,907 7,885,855
Portland General Electric Co. 166,842 7,479,527
TXNM Energy, Inc. 155,748 8,137,833
31,323,215
Electronic Equipment, Instruments & Components — 1.0%
Badger Meter, Inc. 34,241 7,201,910
Financial Services — 1.0%
HA Sustainable Infrastructure
Capital, Inc. 246,964 7,095,276
Food Products — 2.0%
J & J Snack Foods Corp. 46,028 6,049,920
Lancaster Colony Corp. 42,748 8,171,494
14,221,414
Gas Utilities — 5.4%
Chesapeake Utilities Corp. 59,214 7,516,033
New Jersey Resources Corp. 156,224 7,558,117
Northwest Natural Holding Co. 183,366 7,496,002
ONE Gas, Inc. 105,798 7,950,720
Spire, Inc. 109,104 8,385,733
38,906,605
Health Care Equipment & Supplies — 1.0%
LeMaitre Vascular, Inc. 75,979 6,978,671
Health Care Providers & Services — 1.0%
Ensign Group, Inc. (The) 53,269 6,879,691
Health Care REITs — 2.0%
CareTrust REIT, Inc. 261,863 6,774,396
Universal Health Realty Income
Trust, REIT 191,073 7,627,634
14,402,030
Household Products — 2.3%
Oil-Dri Corp. of America 225,773 9,958,847
WD-40 Co. 28,060 6,695,677
16,654,524
Industrial REITs — 1.2%
Terreno Realty Corp., REIT 129,410 8,776,586
Insurance — 2.1%
AMERISAFE, Inc. 139,590 7,183,301
Horace Mann Educators Corp. 184,866 7,825,378
15,008,679

FEBRUARY 28, 2025 (Unaudited) :: RUSSELL 2000 DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
Investments
Shares Value
Common Stocks (continued)
Leisure Products — 0.9%
Johnson Outdoors, Inc.,
Class
a
A 229,482 $ 6,173,066
Machinery — 13.2%
Alamo Group, Inc. 39,181 6,855,892
Douglas Dynamics, Inc. 302,125 8,169,460
Enpro, Inc. 39,809 7,248,423
Franklin Electric Co., Inc. 72,094 7,364,402
Gorman-Rupp Co. (The) 182,930 6,976,950
Hillenbrand, Inc. 231,557 6,923,554
Hyster-Yale, Inc. 139,641 7,096,556
Kadant, Inc.(a) 18,824 7,049,212
Lindsay Corp. 59,228 7,825,203
Mueller Water Products, Inc.,
Class
a
A 303,678 7,822,745
Standex International Corp. 37,655 7,003,077
Trinity Industries, Inc. 202,292 6,289,258
Watts Water Technologies, Inc.,
Class
a
A 35,707 7,662,008
94,286,740
Marine Transportation — 1.0%
Matson, Inc. 50,834 7,323,654
Media — 0.9%
John Wiley & Sons, Inc.,
Class
a
A 168,120 6,704,626
Metals & Mining — 0.9%
Materion Corp. 69,236 6,325,401
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Arbor Realty Trust, Inc.(a) 536,901 6,625,358
Multi-Utilities — 4.4%
Avista Corp. 206,257 8,244,092
Black Hills Corp. 124,080 7,591,215
Northwestern Energy Group,
Inc. 143,796 8,042,510
Unitil Corp. 132,948 7,458,383
31,336,200
Professional Services — 3.4%
CSG Systems International, Inc. 141,597 9,104,687
Exponent, Inc. 80,367 6,803,870
Insperity, Inc. 92,667 8,151,916
24,060,473
Residential REITs — 1.0%
NexPoint Residential Trust, Inc.,
REIT 166,516 7,085,256
Retail REITs — 1.0%
Getty Realty Corp., REIT 239,273 7,513,172
Semiconductors & Semiconductor Equipment — 1.0%
Power Integrations, Inc. 121,683 7,398,327
Investments
Shares Value
Common Stocks (continued)
Tobacco — 1.0%
Universal Corp. 136,321 $ 7,308,169
Trading Companies & Distributors — 3.2%
Applied Industrial Technologies,
Inc. 28,059 7,031,024
GATX Corp. 47,772 7,980,313
McGrath RentCorp 62,903 7,674,166
22,685,503
Water Utilities — 4.9%
American States Water Co. 93,570 7,161,848
California Water Service Group 157,763 7,170,328
Middlesex Water Co. 126,762 6,354,579
SJW Group 144,991 7,636,676
York Water Co. (The) 222,118 7,118,882
35,442,313
Total Common Stocks
(Cost $641,007,845)
715,359,837
Securities Lending Reinvestments (b) — 1 .8%
Investment Companies — 1 .8%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (c)
(Cost $13,160,672) 13,160,672 13,160,672
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (d) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $1,344,735
(Cost $1,344,249) $ 1,344,249
1,344,249
Total Investments — 101.8%
(Cost $655,512,766) 729,864,758
Liabilities in excess of other assets — (1.8%) (12,994,020)
Net Assets — 100.0% $ 716,870,738

RUSSELL 2000 DIVIDEND GROWERS ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
(a) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $12,968,723, collateralized in the form of cash with a value of $13,160,672 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $13,160,672.
(c) Rate shown is the 7-day yield as of February 28, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

FEBRUARY 28, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) — 91.8%
Aerospace & Defense — 1.3%
AAR Corp.* 608 $ 39,532
AeroVironment, Inc.* 488 73,015
AerSale Corp.* 584 4,088
Archer Aviation, Inc., Class
a
A* 4,060 36,053
Astronics Corp.* 504 10,085
Byrna Technologies, Inc.* 301 7,745
Cadre Holdings, Inc. 452 15,196
Ducommun, Inc.* 236 13,834
Eve Holding, Inc.* 889 3,654
Intuitive Machines, Inc.* 528 7,698
Kratos Defense & Security
Solutions, Inc.* 2,573 67,901
Leonardo DRS, Inc.* 1,279 38,946
Mercury Systems, Inc.* 906 40,235
Moog, Inc., Class
a
A 495 84,393
National Presto Industries, Inc.* 89 9,055
Park Aerospace Corp. 320 4,426
Redwire Corp.* 397 5,546
Rocket Lab USA, Inc.* 6,050 123,964
Triumph Group, Inc.* 1,276 32,385
V2X, Inc.* 247 11,589
Virgin Galactic Holdings, Inc.* 461 1,752
VirTra, Inc.* 190 1,144
632,236
Air Freight & Logistics — 0.2%
Air Transport Services Group,
Inc.* 892 19,918
Forward Air Corp.* 436 9,797
Hub Group, Inc., Class
a
A 1,040 42,744
Radiant Logistics, Inc.* 617 4,171
76,630
Automobile Components — 1.0%
Adient plc* 1,512 23,935
American Axle & Manufacturing
Holdings, Inc.* 1,999 9,915
Cooper-Standard Holdings,
Inc.* 293 4,436
Dana, Inc. 2,270 33,755
Dorman Products, Inc.* 448 58,894
Fox Factory Holding Corp.* 734 20,354
Gentherm, Inc.* 535 17,698
Goodyear Tire & Rubber Co.
(The)* 4,954 46,815
Holley, Inc.* 808 2,198
LCI Industries 431 44,746
Luminar Technologies, Inc.,
Class
a
A *(b) 389 2,023
Modine Manufacturing Co.* 900 76,104
Patrick Industries, Inc. 563 51,008
Phinia, Inc. 728 35,898
Solid Power, Inc.*(b) 2,691 3,310
Standard Motor Products, Inc. 364 10,385
Stoneridge, Inc.* 475 2,669
Visteon Corp.* 474 41,105
XPEL, Inc.*(c) 439 14,676
499,924
Investments
Shares Value
Common Stocks (a) (continued)
Automobiles — 0.0%(d)
Livewire Group, Inc.* 316 $ 727
Winnebago Industries, Inc. 493 19,922
20,649
Banks — 9.9%
1st Source Corp. 320 20,768
ACNB Corp. 146 5,982
Amalgamated Financial Corp. 312 10,124
Amerant Bancorp, Inc., Class
a
A 644 14,786
Ameris Bancorp 1,144 73,880
Ames National Corp. 153 2,872
Arrow Financial Corp. 285 7,704
Associated Banc-Corp. 2,811 69,853
Atlantic Union Bankshares
Corp. 1,554 55,431
Axos Financial, Inc.* 950 63,460
Banc of California, Inc. 2,418 35,956
BancFirst Corp. 346 41,299
Bancorp, Inc. (The)* 813 45,382
Bank First Corp. 168 17,596
Bank of Hawaii Corp. 678 48,965
Bank of Marin Bancorp 275 6,705
Bank of NT Butterfield & Son
Ltd. (The) 772 29,954
Bank7 Corp. 70 2,885
BankUnited, Inc. 1,297 48,741
Bankwell Financial Group, Inc. 111 3,518
Banner Corp. 596 41,112
Bar Harbor Bankshares 261 8,383
BayCom Corp. 182 5,005
BCB Bancorp, Inc. 262 2,654
Berkshire Hills Bancorp, Inc. 745 21,225
Blue Foundry Bancorp* 350 3,476
Bridgewater Bancshares, Inc.* 346 5,017
Brookline Bancorp, Inc. 1,535 18,113
Burke & Herbert Financial
Services Corp. 235 14,655
Business First Bancshares, Inc. 419 11,116
Byline Bancorp, Inc. 542 15,469
Cadence Bank 3,168 105,051
California BanCorp* 423 6,764
Camden National Corp. 252 11,083
Capital Bancorp, Inc. 159 4,851
Capital City Bank Group, Inc. 240 8,904
Capitol Federal Financial, Inc. 2,157 12,769
Carter Bankshares, Inc.* 397 6,884
Cathay General Bancorp 1,209 56,763
Central Pacific Financial Corp. 463 13,446
Chemung Financial Corp. 57 2,944
ChoiceOne Financial Services,
Inc. 147 4,673
Citizens & Northern Corp. 260 5,551
Citizens Financial Services, Inc. 79 4,777
City Holding Co. 252 29,985
Civista Bancshares, Inc. 266 5,482
CNB Financial Corp. 358 8,932
Coastal Financial Corp.* 198 19,549
Colony Bankcorp, Inc. 287 4,842

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Columbia Financial, Inc.* 475 $ 7,538
Community Financial System,
Inc. 909 57,531
Community Trust Bancorp, Inc. 266 14,521
Community West Bancshares 294 5,671
ConnectOne Bancorp, Inc. 629 16,058
Customers Bancorp, Inc.* 515 27,810
CVB Financial Corp. 2,304 46,472
Dime Community Bancshares,
Inc. 615 19,065
Eagle Bancorp, Inc. 513 11,932
Eastern Bankshares, Inc. 3,356 60,039
Enterprise Bancorp, Inc. 172 7,422
Enterprise Financial Services
Corp. 644 38,048
Equity Bancshares, Inc.,
Class
a
A 249 10,692
Esquire Financial Holdings, Inc. 122 9,409
ESSA Bancorp, Inc. 148 3,108
Farmers & Merchants Bancorp,
Inc. 221 5,680
Farmers National Banc Corp. 633 9,172
FB Financial Corp. 616 31,120
Fidelity D&D Bancorp, Inc. 83 3,723
Financial Institutions, Inc. 263 7,369
First Bancorp 2,815 54,808
First Bancorp 695 29,162
First Bancorp, Inc. (The) 186 4,884
First Bancshares, Inc. (The) 529 18,869
First Bank 368 5,623
First Busey Corp. 1,468 35,217
First Business Financial
Services, Inc. 137 7,280
First Commonwealth Financial
Corp. 1,759 28,918
First Community Bankshares,
Inc. 294 12,330
First Financial Bancorp 1,642 45,007
First Financial Bankshares, Inc. 2,261 85,149
First Financial Corp. 200 10,342
First Financial Northwest, Inc. 121 2,577
First Foundation, Inc. 1,105 5,624
First Internet Bancorp 143 4,243
First Interstate BancSystem,
Inc., Class
a
A 1,379 42,335
First Merchants Corp. 1,015 44,457
First Mid Bancshares, Inc. 398 15,164
First of Long Island Corp. (The) 374 4,926
First Western Financial, Inc.* 141 2,804
Five Star Bancorp 289 8,803
Flagstar Financial, Inc. 4,411 52,932
Flushing Financial Corp. 479 6,864
FS Bancorp, Inc. 115 4,532
Fulton Financial Corp. 3,158 62,592
FVCBankcorp, Inc.* 290 3,425
German American Bancorp, Inc. 496 19,800
Glacier Bancorp, Inc. 1,980 96,703
Great Southern Bancorp, Inc. 150 8,852
Greene County Bancorp, Inc. 121 3,134
Guaranty Bancshares, Inc. 137 5,542
Hancock Whitney Corp. 1,509 86,209
Investments
Shares Value
Common Stocks (a) (continued)
Hanmi Financial Corp. 523 $ 12,557
HarborOne Bancorp, Inc. 668 7,742
HBT Financial, Inc. 222 5,550
Heritage Commerce Corp. 1,036 10,992
Heritage Financial Corp. 587 14,833
Hilltop Holdings, Inc. 808 25,848
Hingham Institution For Savings
(The) 28 7,272
Home Bancorp, Inc. 122 5,734
Home BancShares, Inc. 3,239 97,008
HomeStreet, Inc.* 320 3,213
HomeTrust Bancshares, Inc. 257 9,437
Hope Bancorp, Inc. 2,017 22,026
Horizon Bancorp, Inc. 754 12,848
Independent Bank Corp. 346 11,757
Independent Bank Corp. 737 50,529
International Bancshares Corp. 940 62,980
Investar Holding Corp. 160 2,997
John Marshall Bancorp, Inc. 218 4,066
Kearny Financial Corp. 953 6,661
Lakeland Financial Corp. 433 28,756
LCNB Corp. 223 3,454
LINKBANCORP, Inc. 386 2,941
Live Oak Bancshares, Inc. 603 19,181
Mercantile Bank Corp. 274 13,210
Metrocity Bankshares, Inc. 322 9,750
Metropolitan Bank Holding
Corp.* 183 11,059
Mid Penn Bancorp, Inc. 261 7,412
Middlefield Banc Corp. 126 3,377
Midland States Bancorp, Inc. 357 6,919
MidWestOne Financial Group,
Inc. 322 9,805
MVB Financial Corp. 201 3,716
National Bank Holdings Corp.,
Class
a
A 641 26,839
National Bankshares, Inc. 99 2,784
NB Bancorp, Inc.* 675 13,041
NBT Bancorp, Inc. 798 38,105
Nicolet Bankshares, Inc. 234 28,050
Northeast Bank 122 12,251
Northeast Community Bancorp,
Inc. 214 4,978
Northfield Bancorp, Inc. 664 7,822
Northrim Bancorp, Inc. 92 7,572
Northwest Bancshares, Inc. 2,216 27,966
Norwood Financial Corp. 126 3,256
Oak Valley Bancorp 118 3,194
OceanFirst Financial Corp. 1,002 18,046
OFG Bancorp 798 33,907
Old National Bancorp 5,472 129,960
Old Second Bancorp, Inc. 757 13,883
Orange County Bancorp, Inc. 178 4,548
Origin Bancorp, Inc. 510 19,747
Orrstown Financial Services,
Inc. 322 10,787
Pacific Premier Bancorp, Inc. 1,665 39,777
Park National Corp. 250 41,610
Parke Bancorp, Inc. 183 3,655
Pathward Financial, Inc. 437 33,872
PCB Bancorp 189 3,714

FEBRUARY 28, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Peapack-Gladstone Financial
Corp. 290 $ 9,384
Peoples Bancorp of North
Carolina, Inc. 77 2,034
Peoples Bancorp, Inc. 601 19,232
Peoples Financial Services
Corp. 159 7,764
Pioneer Bancorp, Inc.* 205 2,440
Plumas Bancorp 94 4,320
Ponce Financial Group, Inc.* 337 4,421
Preferred Bank 216 19,170
Primis Financial Corp. 352 3,700
Princeton Bancorp, Inc. 94 3,081
Provident Bancorp, Inc.* 273 3,284
Provident Financial Services,
Inc. 2,191 39,986
QCR Holdings, Inc. 284 21,394
RBB Bancorp 282 4,994
Red River Bancshares, Inc. 81 4,572
Renasant Corp. 1,085 39,277
Republic Bancorp, Inc., Class
a
A 146 9,903
S&T Bancorp, Inc. 663 26,666
Sandy Spring Bancorp, Inc. 764 24,425
Seacoast Banking Corp. of
Florida 1,469 41,543
ServisFirst Bancshares, Inc. 883 80,706
Shore Bancshares, Inc. 535 8,097
Sierra Bancorp 226 6,943
Simmons First National Corp.,
Class
a
A 2,158 47,411
SmartFinancial, Inc. 276 9,583
South Plains Financial, Inc. 206 7,259
Southern First Bancshares,
Inc.* 134 4,577
Southern Missouri Bancorp,
Inc. 165 9,619
Southern States Bancshares,
Inc. 147 4,775
Southside Bancshares, Inc. 499 15,344
SouthState Corp. 1,700 171,360
Stellar Bancorp, Inc. 853 24,814
Sterling Bancorp, Inc.* 370 1,739
Stock Yards Bancorp, Inc. 444 32,350
Texas Capital Bancshares, Inc.* 805 63,724
Third Coast Bancshares, Inc.* 197 7,057
Timberland Bancorp, Inc. 131 4,195
Tompkins Financial Corp. 221 15,225
Towne Bank 1,223 45,104
TriCo Bancshares 557 24,352
Triumph Financial, Inc.* 384 26,438
TrustCo Bank Corp. 322 10,629
Trustmark Corp. 1,058 38,712
UMB Financial Corp. 1,185 130,741
United Bankshares, Inc. 2,300 83,122
United Community Banks, Inc. 2,079 67,006
Unity Bancorp, Inc. 123 5,841
Univest Financial Corp. 502 15,341
USCB Financial Holdings, Inc. 182 3,545
Valley National Bancorp 8,135 80,048
Veritex Holdings, Inc. 911 23,996
Investments
Shares Value
Common Stocks (a) (continued)
Virginia National Bankshares
Corp. 82 $ 2,983
WaFd, Inc. 1,161 34,354
Washington Trust Bancorp, Inc. 294 9,443
WesBanco, Inc. 1,508 52,886
West Bancorp, Inc. 280 6,334
Westamerica Bancorp 445 23,193
WSFS Financial Corp. 1,028 55,810
4,846,063
Beverages — 0.3%
MGP Ingredients, Inc. 247 8,087
National Beverage Corp. 409 16,290
Primo Brands Corp., Class
a
A 2,744 92,445
Vita Coco Co., Inc. (The)* 681 22,092
138,914
Biotechnology — 7.6%
2seventy bio, Inc.* 847 2,236
4D Molecular Therapeutics,
Inc.* 875 3,964
89bio, Inc.* 1,456 13,439
Absci Corp.* 1,388 5,344
ACADIA Pharmaceuticals, Inc.* 2,080 40,768
ACELYRIN, Inc.* 1,268 3,398
Achieve Life Sciences, Inc.* 598 1,836
Acrivon Therapeutics, Inc.* 206 1,094
Actinium Pharmaceuticals, Inc.* 547 629
Acumen Pharmaceuticals, Inc.* 728 932
ADC Therapeutics SA* 1,411 2,483
ADMA Biologics, Inc.* 3,915 64,167
Adverum Biotechnologies,
Inc.*(b) 361 1,700
Aerovate Therapeutics, Inc.* 233 566
Agenus, Inc.*(b) 376 1,072
Agios Pharmaceuticals, Inc.* 981 34,865
Akebia Therapeutics, Inc.* 3,614 6,686
Akero Therapeutics, Inc.* 1,178 57,863
Aldeyra Therapeutics, Inc.* 866 4,425
Alector, Inc.* 1,402 2,299
Alkermes plc* 2,800 96,124
Allogene Therapeutics, Inc.*(b) 2,230 4,348
Altimmune, Inc.*(b) 1,236 8,219
ALX Oncology Holdings, Inc.* 598 658
Amicus Therapeutics, Inc.* 5,102 48,418
AnaptysBio, Inc.* 377 6,341
Anavex Life Sciences Corp.*(b) 1,305 10,323
Anika Therapeutics, Inc.* 228 3,979
Annexon, Inc.* 1,696 4,477
Apogee Therapeutics, Inc.* 660 20,750
Applied Therapeutics, Inc.*(b) 1,668 848
Arbutus Biopharma Corp.* 2,542 8,770
Arcellx, Inc.* 748 48,485
Arcturus Therapeutics Holdings,
Inc.* 399 6,699
Arcus Biosciences, Inc.* 946 10,302
Arcutis Biotherapeutics, Inc.* 1,870 25,600
Ardelyx, Inc.* 4,090 21,922
ArriVent Biopharma, Inc.*(b) 491 11,593

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Arrowhead Pharmaceuticals,
Inc.* 2,077 $ 39,276
ARS Pharmaceuticals, Inc.* 855 8,960
Artiva Biotherapeutics, Inc.* 255 1,058
Astria Therapeutics, Inc.* 804 5,178
Atossa Therapeutics, Inc.*(b) 2,195 1,681
Aura Biosciences, Inc.* 806 6,037
Aurinia Pharmaceuticals, Inc.* 2,335 18,563
Avidity Biosciences, Inc.* 1,928 59,074
Avita Medical, Inc.* 444 4,040
Beam Therapeutics, Inc.* 1,329 35,006
Bicara Therapeutics, Inc.*(b) 336 4,469
BioCryst Pharmaceuticals, Inc.* 3,594 30,944
Biohaven Ltd.* 1,494 55,547
Biomea Fusion, Inc.*(b) 480 1,387
Black Diamond Therapeutics,
Inc.* 690 1,387
Bluebird Bio, Inc.* 170 694
Blueprint Medicines Corp.* 1,105 106,710
Boundless Bio, Inc.* 292 564
Bridgebio Pharma, Inc.* 2,443 85,261
C4 Therapeutics, Inc.* 1,044 2,829
Cabaletta Bio, Inc.* 780 1,408
CAMP4 Therapeutics Corp.* 120 589
Candel Therapeutics, Inc.* 379 3,402
Capricor Therapeutics, Inc.* 637 9,797
Cardiff Oncology, Inc.* 710 3,010
CareDx, Inc.* 880 19,492
Cargo Therapeutics, Inc.* 596 2,241
Caribou Biosciences, Inc.* 1,429 1,672
Cartesian Therapeutics, Inc.* 179 3,372
Catalyst Pharmaceuticals, Inc.* 1,944 44,498
Celcuity, Inc.* 569 5,366
Celldex Therapeutics, Inc.* 1,123 23,100
Century Therapeutics, Inc.* 809 552
CervoMed, Inc.* 92 206
CG oncology, Inc.* 825 21,334
Cibus, Inc., Class
a
A* 316 648
Climb Bio, Inc.* 510 739
Cogent Biosciences, Inc.* 1,596 12,018
Coherus Biosciences, Inc.* 1,932 2,145
Compass Therapeutics, Inc.* 1,772 5,139
Corbus Pharmaceuticals
Holdings, Inc.* 205 1,548
Crinetics Pharmaceuticals, Inc.* 1,524 54,529
Cullinan Therapeutics, Inc.* 902 7,658
Cytokinetics, Inc.* 1,986 91,356
Day One Biopharmaceuticals,
Inc.* 905 8,199
Denali Therapeutics, Inc.* 2,161 35,786
Design Therapeutics, Inc.* 547 2,658
Dianthus Therapeutics, Inc.*(b) 415 8,964
Disc Medicine, Inc.* 343 19,270
Dynavax Technologies Corp.* 2,292 31,607
Dyne Therapeutics, Inc.* 1,434 19,517
Editas Medicine, Inc.* 1,439 2,763
Elevation Oncology, Inc.* 978 512
Enanta Pharmaceuticals, Inc.* 349 2,715
Entrada Therapeutics, Inc.* 430 5,134
Erasca, Inc.* 3,195 4,377
Investments
Shares Value
Common Stocks (a) (continued)
Fate Therapeutics, Inc.* 1,738 $ 1,947
Fennec Pharmaceuticals, Inc.* 408 2,864
Fibrobiologics, Inc.* 473 596
Foghorn Therapeutics, Inc.* 440 2,134
Galectin Therapeutics, Inc.*(b) 352 553
Generation Bio Co.* 857 497
Geron Corp.* 10,280 18,093
Greenwich Lifesciences, Inc.* 106 1,295
Gyre Therapeutics, Inc.* 122 1,415
Halozyme Therapeutics, Inc.* 2,168 128,237
Heron Therapeutics, Inc.* 2,039 5,036
HilleVax, Inc.* 548 981
Humacyte, Inc.*(b) 1,529 5,199
Ideaya Biosciences, Inc.* 1,470 30,238
IGM Biosciences, Inc.* 264 359
ImmunityBio, Inc.*(b) 2,516 8,278
Immunome, Inc.* 896 8,422
Immunovant, Inc.* 1,010 20,806
Inhibrx Biosciences, Inc.* 204 2,703
Inmune Bio, Inc.*(b) 236 1,895
Inovio Pharmaceuticals, Inc.* 450 891
Inozyme Pharma, Inc.* 909 1,091
Insmed, Inc.* 2,998 244,487
Intellia Therapeutics, Inc.* 1,764 17,799
Invivyd, Inc.* 1,377 1,597
Iovance Biotherapeutics, Inc.* 4,773 20,214
Ironwood Pharmaceuticals,
Inc., Class
a
A* 2,460 3,961
iTeos Therapeutics, Inc.* 463 3,361
Janux Therapeutics, Inc.* 488 16,050
Jasper Therapeutics, Inc.
(Registered)* 198 1,174
KalVista Pharmaceuticals, Inc.* 593 6,757
Keros Therapeutics, Inc.* 535 5,928
Kiniksa Pharmaceuticals
International plc, Class
a
A* 669 13,567
Kodiak Sciences, Inc.* 568 2,334
Korro Bio, Inc.* 105 2,632
Krystal Biotech, Inc.* 431 77,257
Kura Oncology, Inc.* 1,260 9,715
Kymera Therapeutics, Inc.* 815 25,550
Kyverna Therapeutics, Inc.* 446 1,267
Larimar Therapeutics, Inc.* 732 2,218
LENZ Therapeutics, Inc.(b) 219 4,781
Lexeo Therapeutics, Inc.* 410 1,173
Lexicon Pharmaceuticals,
Inc.*(b) 1,993 1,394
Lineage Cell Therapeutics, Inc.* 2,566 1,441
Lyell Immunopharma, Inc.* 2,791 1,984
MacroGenics, Inc.* 1,068 2,627
Madrigal Pharmaceuticals, Inc.* 313 106,818
MannKind Corp.* 4,682 25,002
MeiraGTx Holdings plc* 809 5,768
Mersana Therapeutics, Inc.* 1,970 1,031
Metagenomi, Inc.* 475 974
MiMedx Group, Inc.* 2,062 17,331
Mineralys Therapeutics, Inc.* 498 4,552
Mirum Pharmaceuticals, Inc.* 690 32,823
Monte Rosa Therapeutics, Inc.* 720 3,960
Myriad Genetics, Inc.* 1,555 16,685

FEBRUARY 28, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Neurogene, Inc.* 179 $ 3,167
Nkarta, Inc.* 917 1,605
Novavax, Inc.*(b) 2,680 22,324
Nurix Therapeutics, Inc.* 1,222 18,880
Nuvalent, Inc., Class
a
A* 611 45,813
Ocugen, Inc.*(b) 4,973 3,241
Olema Pharmaceuticals, Inc.* 712 3,111
Organogenesis Holdings, Inc.,
Class
a
A* 1,255 7,794
ORIC Pharmaceuticals, Inc.* 1,072 8,608
Outlook Therapeutics, Inc.*(b) 266 399
Ovid therapeutics, Inc.* 1,023 542
PepGen, Inc.* 268 844
Perspective Therapeutics, Inc.* 938 2,608
Praxis Precision Medicines,
Inc.* 300 11,580
Precigen, Inc.*(b) 2,342 4,052
Prelude Therapeutics, Inc.* 227 172
Prime Medicine, Inc.*(b) 985 2,482
ProKidney Corp., Class
a
A* 1,903 2,341
Protagonist Therapeutics, Inc.* 1,017 38,229
Prothena Corp. plc* 740 11,699
PTC Therapeutics, Inc.* 1,323 73,109
Puma Biotechnology, Inc.* 732 2,621
Pyxis Oncology, Inc.* 848 1,009
Q32 Bio, Inc.* 104 236
RAPT Therapeutics, Inc.* 520 593
Recursion Pharmaceuticals,
Inc., Class
a
A*(b) 4,327 32,496
REGENXBIO, Inc.* 800 5,256
Regulus Therapeutics, Inc.* 1,095 1,478
Relay Therapeutics, Inc.* 2,115 7,212
Renovaro, Inc.* 2,009 1,974
Replimune Group, Inc.* 1,060 13,441
Revolution Medicines, Inc.* 2,909 118,513
Rhythm Pharmaceuticals, Inc.* 952 52,274
Rigel Pharmaceuticals, Inc.* 303 6,987
Rocket Pharmaceuticals, Inc.* 1,144 10,811
Sage Therapeutics, Inc.* 951 6,942
Sana Biotechnology, Inc.*(b) 2,298 5,998
Savara, Inc.* 2,006 4,995
Scholar Rock Holding Corp.* 1,348 52,329
Sera Prognostics, Inc., Class
a
A* 492 2,086
Shattuck Labs, Inc.* 678 895
Skye Bioscience, Inc.* 342 975
Soleno Therapeutics, Inc.* 443 21,627
Solid Biosciences, Inc.* 397 2,219
SpringWorks Therapeutics, Inc.* 1,196 69,081
Spyre Therapeutics, Inc.* 602 11,859
Stoke Therapeutics, Inc.* 625 4,906
Summit Therapeutics, Inc.*(b) 1,600 33,104
Sutro Biopharma, Inc.* 1,421 2,259
Syndax Pharmaceuticals, Inc.* 1,429 22,350
Tango Therapeutics, Inc.* 829 1,716
Taysha Gene Therapies, Inc.* 3,047 4,875
Tenaya Therapeutics, Inc.* 957 967
Tevogen Bio Holdings, Inc.* 393 503
TG Therapeutics, Inc.* 2,428 73,059
Tourmaline Bio, Inc.* 403 5,275
Travere Therapeutics, Inc.* 1,314 28,120
Investments
Shares Value
Common Stocks (a) (continued)
TScan Therapeutics, Inc.* 668 $ 1,403
Twist Bioscience Corp.* 1,014 39,363
Tyra Biosciences, Inc.* 354 4,145
Upstream Bio, Inc.* 303 2,403
UroGen Pharma Ltd.* 674 6,376
Vanda Pharmaceuticals, Inc.* 990 4,712
Vaxcyte, Inc.* 2,158 157,577
Vera Therapeutics, Inc.,
Class
a
A* 772 23,106
Veracyte, Inc.* 1,336 46,439
Verastem, Inc.* 674 3,771
Vericel Corp.* 852 43,699
Verve Therapeutics, Inc.* 1,236 7,824
Vir Biotechnology, Inc.* 1,557 13,063
Viridian Therapeutics, Inc.* 1,271 19,739
Voyager Therapeutics, Inc.* 799 3,260
Werewolf Therapeutics, Inc.* 529 656
X4 Pharmaceuticals, Inc.* 2,920 1,154
XBiotech, Inc.* 346 1,218
Xencor, Inc.* 1,171 17,987
XOMA Royalty Corp.* 140 3,178
Y-mAbs Therapeutics, Inc.* 650 3,614
Zenas Biopharma, Inc.* 268 1,879
Zentalis Pharmaceuticals, Inc.* 993 2,056
Zura Bio Ltd., Class
a
A* 856 1,164
Zymeworks, Inc.* 949 12,717
3,737,494
Broadline Retail — 0.0%(d)
1stdibs.com, Inc.* 442 1,627
Groupon, Inc., Class
a
A* 407 4,526
Qurate Retail Group, Inc.,
Class
a
B*(b) 18 180
Savers Value Village, Inc.* 409 3,059
9,392
Building Products — 1.3%
American Woodmark Corp.* 271 16,824
Apogee Enterprises, Inc. 382 18,313
AZZ, Inc. 510 49,016
Caesarstone Ltd.* 360 1,364
CSW Industrials, Inc. 291 89,072
Gibraltar Industries, Inc.* 532 34,958
Griffon Corp. 655 47,383
Insteel Industries, Inc. 324 9,117
Janus International Group, Inc.* 2,469 19,974
JELD-WEN Holding, Inc.* 1,470 8,085
Masterbrand, Inc.* 2,203 30,820
Quanex Building Products
Corp. 787 15,181
Resideo Technologies, Inc.* 2,541 48,813
Tecnoglass, Inc. 391 28,801
UFP Industries, Inc. 1,052 112,564
Zurn Elkay Water Solutions
Corp. 2,504 88,717
619,002
Capital Markets — 1.7%
Acadian Asset Management,
Inc. 470 11,590

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
AlTi Global, Inc.* 598 $ 2,069
Artisan Partners Asset
Management, Inc., Class
a
A 1,094 46,189
B Riley Financial, Inc. 355 2,267
BGC Group, Inc., Class
a
A 6,335 62,717
Cohen & Steers, Inc. 477 41,690
Diamond Hill Investment Group,
Inc. 46 6,722
DigitalBridge Group, Inc. 2,764 31,427
Donnelley Financial Solutions,
Inc.* 448 22,207
Forge Global Holdings, Inc.* 2,021 2,021
GCM Grosvenor, Inc.,
Class
a
A(b) 741 10,463
Hamilton Lane, Inc., Class
a
A 669 104,578
MarketWise, Inc. 677 412
Moelis & Co., Class
a
A 1,229 86,817
Open Lending Corp.* 1,777 8,672
P10, Inc., Class
a
A 711 9,079
Patria Investments Ltd., Class
a
A 971 11,001
Perella Weinberg Partners,
Class
a
A 901 20,822
Piper Sandler Cos. 302 87,465
PJT Partners, Inc., Class
a
A 406 64,660
Resolute Holdings
Management, Inc.* 36 1,686
Silvercrest Asset Management
Group, Inc., Class
a
A 165 2,991
StepStone Group, Inc., Class
a
A 1,142 68,703
StoneX Group, Inc.* 481 58,042
Value Line, Inc. 14 573
Victory Capital Holdings, Inc.,
Class
a
A 716 45,853
Virtus Investment Partners, Inc. 117 21,969
WisdomTree, Inc. 2,427 22,134
854,819
Chemicals — 1.7%
AdvanSix, Inc. 443 12,368
American Vanguard Corp. 440 2,262
Arcadium Lithium plc* 18,840 110,026
Arq, Inc.* 488 2,547
ASP Isotopes, Inc.* 910 4,332
Aspen Aerogels, Inc.* 1,074 8,173
Avient Corp. 1,569 67,106
Balchem Corp. 561 97,631
Cabot Corp. 930 79,980
Core Molding Technologies,
Inc.* 132 1,812
Ecovyst, Inc.* 2,023 13,736
Hawkins, Inc. 336 35,277
HB Fuller Co. 952 54,016
Ingevity Corp.* 633 30,169
Innospec, Inc. 434 44,880
Intrepid Potash, Inc.* 190 4,957
Koppers Holdings, Inc. 345 10,043
Kronos Worldwide, Inc. 381 3,334
LSB Industries, Inc.* 926 6,787
Mativ Holdings, Inc. 939 6,348
Minerals Technologies, Inc. 552 37,944
Investments
Shares Value
Common Stocks (a) (continued)
Northern Technologies
International Corp. 138 $ 1,566
Orion SA 1,002 14,008
Perimeter Solutions, Inc.* 2,327 24,620
PureCycle Technologies, Inc.*(b) 2,143 22,073
Quaker Chemical Corp. 241 33,504
Rayonier Advanced Materials,
Inc.* 1,114 8,578
Sensient Technologies Corp. 732 50,801
Stepan Co. 373 23,036
Tronox Holdings plc 2,066 16,032
Valhi, Inc. 42 720
828,666
Commercial Services & Supplies — 1.7%
ABM Industries, Inc. 1,098 59,654
ACCO Brands Corp. 1,625 7,589
ACV Auctions, Inc., Class
a
A* 2,573 41,322
Bridger Aerospace Group
Holdings, Inc.* 169 297
BrightView Holdings, Inc.* 1,013 13,594
Brink's Co. (The) 772 72,599
Casella Waste Systems, Inc.,
Class
a
A* 1,084 121,430
CECO Environmental Corp.* 508 12,639
Cimpress plc* 297 14,280
CompX International, Inc.(b) 28 665
CoreCivic, Inc.* 1,896 35,569
Deluxe Corp. 771 12,691
Driven Brands Holdings, Inc.* 1,041 18,249
Ennis, Inc. 441 9,349
Enviri Corp.* 1,378 8,957
GEO Group, Inc. (The)* 2,214 60,575
Healthcare Services Group,
Inc.* 1,280 13,440
HNI Corp. 826 38,483
Interface, Inc., Class
a
A 998 20,190
LanzaTech Global, Inc.* 1,941 1,551
Liquidity Services, Inc.* 374 12,522
Matthews International Corp.,
Class
a
A 517 12,884
MillerKnoll, Inc. 1,212 26,058
Montrose Environmental Group,
Inc.* 553 10,745
NL Industries, Inc. 149 1,024
OPENLANE, Inc.* 1,868 41,656
Perma-Fix Environmental
Services, Inc.* 253 2,034
Pitney Bowes, Inc. 2,822 30,562
Pursuit Attractions and
Hospitality, Inc.* 355 14,093
Quad/Graphics, Inc. 539 3,385
Quest Resource Holding Corp.* 303 1,385
Steelcase, Inc., Class
a
A 1,610 19,578
UniFirst Corp. 263 56,524
Virco Mfg. Corp. 193 1,984
VSE Corp. 305 36,142
833,699

FEBRUARY 28, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.* 1,371 $ 14,491
Applied Optoelectronics, Inc.* 709 15,499
Aviat Networks, Inc.* 201 4,207
Calix, Inc.* 1,034 38,279
Clearfield, Inc.* 210 6,806
CommScope Holding Co., Inc.* 3,732 23,698
Digi International, Inc.* 620 18,935
Extreme Networks, Inc.* 2,243 34,654
Harmonic, Inc.* 1,920 19,795
NETGEAR, Inc.* 485 12,755
NetScout Systems, Inc.* 1,202 27,033
Ribbon Communications, Inc.* 1,591 7,510
Viasat, Inc.* 2,151 18,800
Viavi Solutions, Inc.* 3,831 42,831
285,293
Construction & Engineering — 1.4%
Ameresco, Inc., Class
a
A* 559 6,596
Arcosa, Inc. 845 70,879
Argan, Inc. 219 28,551
Bowman Consulting Group
Ltd., Class
a
A* 239 4,947
Centuri Holdings, Inc.* 296 5,136
Concrete Pumping Holdings,
Inc. 413 2,701
Construction Partners, Inc.,
Class
a
A* 745 54,057
Dycom Industries, Inc.* 495 81,111
Fluor Corp.* 2,969 112,911
Granite Construction, Inc. 766 63,256
Great Lakes Dredge & Dock
Corp.* 1,147 9,738
IES Holdings, Inc.* 145 25,858
Limbach Holdings, Inc.* 178 14,774
Matrix Service Co.* 460 5,741
MYR Group, Inc.* 278 34,116
Northwest Pipe Co.* 168 7,404
Orion Group Holdings, Inc.* 631 4,493
Primoris Services Corp. 927 66,503
Southland Holdings, Inc.* 175 577
Sterling Infrastructure, Inc.* 519 66,022
Tutor Perini Corp.* 751 22,072
687,443
Construction Materials — 0.2%
Knife River Corp.* 987 94,436
Smith-Midland Corp.* 80 2,730
United States Lime & Minerals,
Inc. 183 17,175
114,341
Consumer Finance — 0.9%
Atlanticus Holdings Corp.* 94 5,163
Bread Financial Holdings, Inc. 864 46,656
Consumer Portfolio Services,
Inc.* 147 1,470
Dave, Inc.* 140 14,092
Encore Capital Group, Inc.* 408 15,388
Investments
Shares Value
Common Stocks (a) (continued)
Enova International, Inc.* 442 $ 45,676
FirstCash Holdings, Inc. 670 75,228
Green Dot Corp., Class
a
A* 934 7,145
LendingClub Corp.* 1,921 24,570
LendingTree, Inc.* 173 6,987
Medallion Financial Corp. 323 2,694
Moneylion, Inc.* 150 13,068
Navient Corp. 1,349 19,304
Nelnet, Inc., Class
a
A 248 30,353
NerdWallet, Inc., Class
a
A* 611 6,232
OppFi, Inc. 330 3,254
PRA Group, Inc.* 672 14,065
PROG Holdings, Inc. 710 20,143
Regional Management Corp. 147 4,932
Upstart Holdings, Inc.* 1,366 91,071
World Acceptance Corp.* 61 8,225
455,716
Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc. (The) 567 24,256
Chefs' Warehouse, Inc. (The)* 609 38,111
Guardian Pharmacy Services,
Inc., Class
a
A* 150 3,000
HF Foods Group, Inc.* 698 1,333
Ingles Markets, Inc., Class
a
A 252 15,483
Natural Grocers by Vitamin
Cottage, Inc. 162 7,199
PriceSmart, Inc. 436 38,974
SpartanNash Co. 586 11,832
Sprouts Farmers Market, Inc.* 1,751 259,849
United Natural Foods, Inc.* 1,023 32,521
Village Super Market, Inc.,
Class
a
A 151 4,757
Weis Markets, Inc. 285 21,084
458,399
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA(b) 2,512 7,209
Greif, Inc., Class
a
A 434 24,851
Greif, Inc., Class
a
B 84 5,091
Myers Industries, Inc. 639 7,003
O-I Glass, Inc.* 2,694 30,900
Pactiv Evergreen, Inc. 703 12,556
Ranpak Holdings Corp.,
Class
a
A* 746 4,991
TriMas Corp. 706 14,466
107,067
Distributors — 0.0%(d)
A-Mark Precious Metals, Inc. 308 8,372
GigaCloud Technology, Inc.,
Class
a
A* 413 6,992
Weyco Group, Inc. 104 3,617
18,981
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.* 653 66,808
American Public Education,
Inc.* 273 5,777
Carriage Services, Inc., Class
a
A 237 9,506

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Chegg, Inc.* 1,749 $ 1,906
Coursera, Inc.* 2,393 18,953
European Wax Center, Inc.,
Class
a
A* 578 3,757
Frontdoor, Inc.* 1,339 60,898
Graham Holdings Co., Class
a
B 56 55,091
KinderCare Learning Cos.,
Inc.*(b) 485 9,438
Laureate Education, Inc.* 2,264 45,144
Lincoln Educational Services
Corp.* 453 8,312
Mister Car Wash, Inc.* 1,649 14,000
Nerdy, Inc.*(b) 1,315 1,999
OneSpaWorld Holdings Ltd. 1,747 33,333
Perdoceo Education Corp. 1,140 29,184
Strategic Education, Inc. 386 31,085
Stride, Inc.* 740 101,232
Udemy, Inc.* 1,583 15,260
Universal Technical Institute,
Inc.* 685 19,344
531,027
Diversified REITs — 0.6%
Alexander & Baldwin, Inc., REIT 1,265 22,909
Alpine Income Property Trust,
Inc., REIT 218 3,615
American Assets Trust, Inc.,
REIT 834 18,732
Armada Hoffler Properties, Inc.,
REIT 1,372 12,595
Broadstone Net Lease, Inc.,
REIT 3,280 55,268
CTO Realty Growth, Inc., REIT 501 9,539
Empire State Realty Trust, Inc.,
Class
a
A, REIT 2,372 21,988
Essential Properties Realty
Trust, Inc., REIT 3,051 99,829
Gladstone Commercial Corp.,
REIT 735 11,929
Global Net Lease, Inc., REIT 3,491 27,928
NexPoint Diversified Real
Estate Trust, REIT 574 2,847
One Liberty Properties, Inc.,
REIT 276 7,333
294,512
Diversified Telecommunication Services — 0.6%
Anterix, Inc.* 178 6,942
AST SpaceMobile, Inc.,
Class
a
A*(b) 2,329 63,139
ATN International, Inc. 180 3,111
Bandwidth, Inc., Class
a
A* 435 6,947
Cogent Communications
Holdings, Inc. 766 55,972
Globalstar, Inc.* 846 18,265
IDT Corp., Class
a
B 268 13,014
Liberty Latin America Ltd.,
Class
a
A* 548 3,710
Liberty Latin America Ltd.,
Class
a
C* 2,254 15,124
Lumen Technologies, Inc.* 17,599 83,067
Investments
Shares Value
Common Stocks (a) (continued)
Shenandoah
Telecommunications Co. 849 $ 9,178
278,469
Electric Utilities — 0.8%
ALLETE, Inc. 1,011 66,412
Genie Energy Ltd., Class
a
B 220 3,146
Hawaiian Electric Industries,
Inc.* 2,881 31,547
MGE Energy, Inc. 633 58,097
Otter Tail Corp. 721 57,485
Portland General Electric Co. 1,808 81,053
TXNM Energy, Inc. 1,565 81,771
379,511
Electrical Equipment — 1.2%
Allient, Inc. 253 6,295
American Superconductor
Corp.* 608 13,808
Amprius Technologies, Inc.* 272 694
Array Technologies, Inc.* 2,657 14,029
Atkore, Inc. 622 38,253
Blink Charging Co.*(b) 1,670 1,703
Bloom Energy Corp., Class
a
A* 3,494 83,926
ChargePoint Holdings, Inc.*(b) 6,879 4,581
Energy Vault Holdings, Inc.* 1,822 2,478
EnerSys 695 70,536
Enovix Corp.*(b) 2,860 25,511
Fluence Energy, Inc.*(b) 1,075 6,149
Freyr Battery, Inc.*(b) 1,948 2,980
FuelCell Energy, Inc.* 323 1,864
GrafTech International Ltd.* 4,499 5,264
LSI Industries, Inc. 497 9,190
NANO Nuclear Energy, Inc.*(b) 78 2,246
Net Power, Inc.* 376 2,726
NEXTracker, Inc., Class
a
A* 2,507 110,358
NuScale Power Corp.,
Class
a
A*(b) 1,474 25,338
Plug Power, Inc.*(b) 13,862 22,318
Powell Industries, Inc. 162 27,493
Preformed Line Products Co. 42 5,472
SES AI Corp.* 2,261 1,500
Shoals Technologies Group,
Inc., Class
a
A* 2,916 8,835
SolarMax Technology, Inc.* 522 605
Solidion Technology, Inc.* 862 290
Stem, Inc.*(b) 2,637 1,132
Sunrun, Inc.* 3,801 27,557
Thermon Group Holdings, Inc.* 579 17,080
TPI Composites, Inc.* 799 903
Ultralife Corp.* 175 1,097
Vicor Corp.* 397 25,142
567,353
Electronic Equipment, Instruments & Components — 2.7%
908 Devices, Inc.* 413 925
Advanced Energy Industries,
Inc. 652 75,091
Aeva Technologies, Inc.* 403 1,443
Arlo Technologies, Inc.* 1,701 24,460

FEBRUARY 28, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Badger Meter, Inc. 511 $ 107,479
Bel Fuse, Inc., Class
a
A 31 2,527
Bel Fuse, Inc., Class
a
B 180 15,104
Belden, Inc. 705 77,571
Benchmark Electronics, Inc. 619 24,735
Climb Global Solutions, Inc. 73 8,949
CTS Corp. 524 23,402
Daktronics, Inc.* 697 10,636
ePlus, Inc.* 457 29,422
Evolv Technologies Holdings,
Inc.* 2,300 8,142
Fabrinet* 634 126,832
FARO Technologies, Inc.* 338 10,802
Insight Enterprises, Inc.* 472 72,631
Itron, Inc.* 786 85,588
Kimball Electronics, Inc.* 426 7,676
Knowles Corp.* 1,514 25,117
Lightwave Logic, Inc.*(b) 2,085 2,523
Methode Electronics, Inc. 614 6,693
MicroVision, Inc.*(b) 3,658 5,304
Mirion Technologies, Inc.,
Class
a
A* 3,592 55,784
Napco Security Technologies,
Inc. 613 15,055
nLight, Inc.* 809 7,419
Novanta, Inc.* 623 90,111
OSI Systems, Inc.* 276 56,914
Ouster, Inc.* 806 6,649
PAR Technology Corp.* 584 40,127
PC Connection, Inc. 203 12,951
Plexus Corp.* 466 61,941
Powerfleet, Inc.* 1,643 11,583
Richardson Electronics Ltd. 215 2,838
Rogers Corp.* 326 26,060
Sanmina Corp.* 933 76,431
ScanSource, Inc.* 414 15,157
SmartRent, Inc., Class
a
A* 3,322 4,119
TTM Technologies, Inc.* 1,755 42,313
Vishay Intertechnology, Inc. 2,198 37,674
Vishay Precision Group, Inc.* 208 4,896
1,321,074
Energy Equipment & Services — 1.8%
Archrock, Inc. 2,900 78,648
Aris Water Solutions, Inc.,
Class
a
A 466 14,660
Atlas Energy Solutions, Inc.,
Class
a
A 1,182 22,907
Borr Drilling Ltd.(b) 4,121 10,467
Bristow Group, Inc., Class
a
A* 427 15,816
Cactus, Inc., Class
a
A 1,159 60,894
ChampionX Corp. 3,317 98,847
Core Laboratories, Inc. 816 11,938
DMC Global, Inc.* 342 2,900
Drilling Tools International
Corp.* 205 662
Expro Group Holdings NV* 1,647 19,583
Forum Energy Technologies,
Inc.* 205 3,825
Geospace Technologies Corp.* 213 1,721
Investments
Shares Value
Common Stocks (a) (continued)
Helix Energy Solutions Group,
Inc.* 2,505 $ 21,593
Helmerich & Payne, Inc. 1,680 44,537
Innovex International, Inc.* 595 10,895
Kodiak Gas Services, Inc. 565 24,295
Liberty Energy, Inc., Class
a
A 2,752 47,527
Mammoth Energy Services,
Inc.* 422 1,034
Nabors Industries Ltd.* 158 6,350
Natural Gas Services Group,
Inc.* 186 4,782
Noble Corp. plc 2,400 62,160
NPK International, Inc.* 1,463 8,924
Oceaneering International, Inc.* 1,758 38,834
Oil States International, Inc.* 1,050 5,712
Patterson-UTI Energy, Inc. 6,765 56,217
ProFrac Holding Corp.,
Class
a
A*(b) 387 2,783
ProPetro Holding Corp.* 1,511 12,753
Ranger Energy Services, Inc.,
Class
a
A 272 4,545
RPC, Inc. 1,478 8,247
SEACOR Marine Holdings, Inc.* 425 2,461
Seadrill Ltd.* 1,207 30,742
Select Water Solutions, Inc.,
Class
a
A 1,587 19,250
Solaris Energy Infrastructure,
Inc., Class
a
A 437 14,924
TETRA Technologies, Inc.* 2,182 8,270
Tidewater, Inc.* 849 38,732
Transocean Ltd.*(b) 12,681 37,409
Valaris Ltd.* 1,073 38,306
894,150
Entertainment — 0.5%
AMC Entertainment Holdings,
Inc., Class
a
A* 6,063 20,008
Atlanta Braves Holdings, Inc.,
Class
a
A* 178 7,855
Atlanta Braves Holdings, Inc.,
Class
a
C* 872 35,203
Cinemark Holdings, Inc.* 1,917 49,094
Eventbrite, Inc., Class
a
A* 1,381 3,370
Golden Matrix Group, Inc.* 355 746
IMAX Corp.* 744 19,046
Lions Gate Entertainment
Corp., Class
a
A* 1,036 10,329
Lions Gate Entertainment
Corp., Class
a
B* 2,165 19,074
LiveOne, Inc.* 1,301 1,007
Madison Square Garden
Entertainment Corp., Class
a
A* 687 23,722
Marcus Corp. (The) 407 7,464
Playstudios, Inc.* 1,530 2,494
Reservoir Media, Inc.* 339 2,654
Sphere Entertainment Co.* 471 20,550
Vivid Seats, Inc., Class
a
A* 1,342 5,556
228,172
Financial Services — 2.6%
Acacia Research Corp.* 657 2,759

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Alerus Financial Corp. 390 $ 7,944
AvidXchange Holdings, Inc.* 3,022 22,967
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 475 20,126
Burford Capital Ltd. 3,485 54,366
Cannae Holdings, Inc. 978 19,599
Cantaloupe, Inc.* 1,018 9,997
Cass Information Systems, Inc. 235 10,272
Compass Diversified Holdings 1,157 25,327
Enact Holdings, Inc. 500 17,190
Essent Group Ltd. 1,814 104,523
EVERTEC, Inc. 1,121 41,858
Federal Agricultural Mortgage
Corp., Class
a
C 158 33,033
Flywire Corp.* 2,100 23,940
HA Sustainable Infrastructure
Capital, Inc. 2,008 57,690
International Money Express,
Inc.* 553 8,472
Jackson Financial, Inc., Class
a
A 1,303 119,394
Marqeta, Inc., Class
a
A* 8,245 34,464
Merchants Bancorp 315 12,827
Mr Cooper Group, Inc.* 1,096 123,157
NCR Atleos Corp.* 1,255 35,692
NewtekOne, Inc. 426 5,534
NMI Holdings, Inc., Class
a
A* 1,364 49,704
Onity Group, Inc.* 111 3,587
Pagseguro Digital Ltd., Class
a
A* 3,280 24,141
Payoneer Global, Inc.* 5,046 43,143
Paysafe Ltd.* 559 11,068
Paysign, Inc.* 572 1,516
PennyMac Financial Services,
Inc. 464 48,094
Priority Technology Holdings,
Inc.* 322 3,455
Radian Group, Inc. 2,635 86,718
Remitly Global, Inc.* 2,597 62,328
Repay Holdings Corp., Class
a
A* 1,508 10,873
Sezzle, Inc.* 40 11,964
StoneCo Ltd., Class
a
A* 4,978 46,046
SWK Holdings Corp.* 58 986
Velocity Financial, Inc.* 163 3,071
Walker & Dunlop, Inc. 558 47,804
Waterstone Financial, Inc. 281 3,954
1,249,583
Food Products — 0.9%
Alico, Inc. 123 3,612
B&G Foods, Inc. 1,352 9,031
Beyond Meat, Inc.*(b) 1,038 3,280
BRC, Inc., Class
a
A*(b) 917 2,366
Calavo Growers, Inc. 290 6,647
Cal-Maine Foods, Inc. 714 64,538
Dole plc 1,305 19,092
Forafric Global plc* 95 860
Fresh Del Monte Produce, Inc. 587 17,898
Hain Celestial Group, Inc. (The)* 1,558 5,578
J & J Snack Foods Corp. 265 34,832
John B Sanfilippo & Son, Inc. 156 11,024
Investments
Shares Value
Common Stocks (a) (continued)
Lancaster Colony Corp. 340 $ 64,993
Lifeway Foods, Inc.* 79 1,671
Limoneira Co. 287 6,325
Mama's Creations, Inc.* 573 3,504
Mission Produce, Inc.* 756 9,337
Seneca Foods Corp., Class
a
A* 82 6,658
Simply Good Foods Co. (The)* 1,587 59,909
SunOpta, Inc.* 1,641 10,289
TreeHouse Foods, Inc.* 821 25,845
Utz Brands, Inc. 1,146 15,609
Vital Farms, Inc.* 578 19,138
Westrock Coffee Co.*(b) 590 3,764
WK Kellogg Co.(b) 1,142 22,634
428,434
Gas Utilities — 1.0%
Brookfield Infrastructure Corp.,
Class
a
A 2,085 83,483
Chesapeake Utilities Corp. 384 48,741
New Jersey Resources Corp. 1,709 82,681
Northwest Natural Holding Co. 671 27,430
ONE Gas, Inc. 978 73,497
RGC Resources, Inc. 145 2,941
Southwest Gas Holdings, Inc. 1,059 79,478
Spire, Inc. 987 75,861
474,112
Ground Transportation — 0.4%
ArcBest Corp. 409 32,217
Covenant Logistics Group, Inc.,
Class
a
A 281 7,073
FTAI Infrastructure, Inc. 1,750 10,220
Heartland Express, Inc. 810 8,359
Hertz Global Holdings, Inc.* 2,135 8,903
Marten Transport Ltd. 1,012 14,897
PAMT Corp.* 104 1,353
Proficient Auto Logistics,
Inc.*(b) 273 2,855
RXO, Inc.* 2,774 56,784
Universal Logistics Holdings,
Inc. 118 3,209
Werner Enterprises, Inc. 1,073 34,937
180,807
Health Care Equipment & Supplies — 2.6%
Accuray, Inc.* 1,684 3,385
Alphatec Holdings, Inc.* 1,810 22,679
AngioDynamics, Inc.* 674 6,262
Artivion, Inc.* 689 17,508
AtriCure, Inc.* 823 31,883
Avanos Medical, Inc.* 791 11,905
Axogen, Inc.* 736 14,727
Bioventus, Inc., Class
a
A* 668 6,774
Ceribell, Inc.* 214 4,973
Cerus Corp.* 3,136 5,174
CONMED Corp. 536 31,715
CVRx, Inc.* 232 3,007
Embecta Corp. 1,010 13,635
Fractyl Health, Inc.*(b) 590 920
Glaukos Corp.* 849 101,897

FEBRUARY 28, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Haemonetics Corp.* 872 $ 57,116
ICU Medical, Inc.* 374 54,727
Inmode Ltd.* 1,252 23,437
Inogen, Inc.* 413 3,440
Integer Holdings Corp.* 579 71,333
Integra LifeSciences Holdings
Corp.* 1,176 27,295
iRadimed Corp. 140 7,547
iRhythm Technologies, Inc.* 545 60,037
Lantheus Holdings, Inc.* 1,198 112,396
LeMaitre Vascular, Inc. 352 32,331
LivaNova plc* 948 39,465
Merit Medical Systems, Inc.* 995 101,530
Neogen Corp.* 3,794 38,130
NeuroPace, Inc.* 242 3,134
Nevro Corp.* 639 3,655
Novocure Ltd.* 1,852 35,318
Omnicell, Inc.* 791 30,105
OraSure Technologies, Inc.* 1,255 4,367
Orchestra BioMed Holdings,
Inc.* 427 2,003
Orthofix Medical, Inc.* 596 10,359
OrthoPediatrics Corp.* 289 6,711
Paragon 28, Inc.* 819 10,680
PROCEPT BioRobotics Corp.* 776 49,928
Pulmonx Corp.*(b) 661 5,698
Pulse Biosciences, Inc.* 319 5,841
RxSight, Inc.* 631 17,895
Sanara Medtech, Inc.* 71 2,463
Semler Scientific, Inc.*(b) 83 3,562
SI-BONE, Inc.* 717 12,992
Sight Sciences, Inc.* 615 1,630
STAAR Surgical Co.* 860 15,050
Stereotaxis, Inc.* 981 2,021
Surmodics, Inc.* 240 7,886
Tactile Systems Technology,
Inc.* 412 5,888
Tandem Diabetes Care, Inc.* 1,143 25,306
TransMedics Group, Inc.* 570 43,502
Treace Medical Concepts, Inc.* 850 7,599
UFP Technologies, Inc.* 126 28,676
Utah Medical Products, Inc. 58 3,457
Varex Imaging Corp.* 673 8,655
Zimvie, Inc.* 476 6,317
Zynex, Inc.* 266 1,918
1,267,844
Health Care Providers & Services — 2.9%
Accolade, Inc.* 1,269 8,845
AdaptHealth Corp., Class
a
A* 1,770 20,143
Addus HomeCare Corp.* 303 29,018
agilon health, Inc.* 5,369 16,751
AirSculpt Technologies, Inc.* 231 1,048
Alignment Healthcare, Inc.* 1,740 27,301
AMN Healthcare Services, Inc.* 660 16,711
Ardent Health Partners, Inc.* 214 3,137
Astrana Health, Inc.* 748 18,984
Aveanna Healthcare Holdings,
Inc.* 909 3,872
Investments
Shares Value
Common Stocks (a) (continued)
BrightSpring Health Services,
Inc.* 936 $ 18,046
Brookdale Senior Living, Inc.* 3,328 18,970
Castle Biosciences, Inc.* 449 9,734
Community Health Systems,
Inc.* 2,182 6,568
Concentra Group Holdings
Parent, Inc. 1,914 43,218
CorVel Corp.* 462 50,945
Cross Country Healthcare, Inc.* 563 9,661
DocGo, Inc.* 1,768 5,463
Enhabit, Inc.* 866 7,248
Ensign Group, Inc. (The) 966 124,759
Fulgent Genetics, Inc.* 358 5,531
GeneDx Holdings Corp.,
Class
a
A* 221 22,730
Guardant Health, Inc.* 2,051 87,270
HealthEquity, Inc.* 1,492 163,762
Hims & Hers Health, Inc.* 3,300 148,797
InfuSystem Holdings, Inc.* 346 2,761
Innovage Holding Corp.* 329 1,069
Joint Corp. (The)* 190 2,157
LifeStance Health Group, Inc.* 2,427 18,906
ModivCare, Inc.* 195 643
Nano-X Imaging Ltd.*(b) 956 5,918
National HealthCare Corp. 217 20,218
National Research Corp. 264 3,852
NeoGenomics, Inc.* 2,218 22,158
OPKO Health, Inc.*(b) 5,661 9,850
Option Care Health, Inc.* 2,983 99,931
Owens & Minor, Inc.* 1,312 12,569
PACS Group, Inc.* 671 8,743
Patterson Cos., Inc. 1,370 42,662
Pediatrix Medical Group, Inc.* 1,499 22,140
Pennant Group, Inc. (The)* 567 12,911
Performant Healthcare, Inc.* 1,229 3,527
Privia Health Group, Inc.* 1,773 44,272
Progyny, Inc.* 1,378 31,046
Quipt Home Medical Corp.* 720 1,901
RadNet, Inc.* 1,149 63,735
Select Medical Holdings Corp. 1,884 34,270
Sonida Senior Living, Inc.* 83 2,017
Surgery Partners, Inc.* 1,335 32,147
Talkspace, Inc.* 2,137 6,112
US Physical Therapy, Inc. 261 21,146
Viemed Healthcare, Inc.* 597 4,680
1,399,853
Health Care REITs — 0.7%
American Healthcare REIT, Inc. 2,644 78,765
CareTrust REIT, Inc. 3,228 83,508
Community Healthcare Trust,
Inc., REIT 472 8,845
Diversified Healthcare Trust,
REIT 3,798 10,748
Global Medical REIT, Inc. 1,057 9,302
LTC Properties, Inc., REIT 779 27,179
National Health Investors, Inc.,
REIT 728 52,176
Sabra Health Care REIT, Inc. 4,113 68,317

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Strawberry Fields REIT, Inc. 108 $ 1,266
Universal Health Realty Income
Trust, REIT 223 8,902
349,008
Health Care Technology — 0.4%
Definitive Healthcare Corp.,
Class
a
A* 926 2,991
Evolent Health, Inc., Class
a
A* 2,008 18,052
Health Catalyst, Inc.* 1,040 4,857
HealthStream, Inc. 423 14,285
LifeMD, Inc.* 635 3,340
OptimizeRx Corp.* 306 1,585
Phreesia, Inc.* 963 25,558
Schrodinger, Inc.* 966 21,551
Simulations Plus, Inc. 276 7,999
Teladoc Health, Inc.* 2,993 28,613
Waystar Holding Corp.* 1,105 48,034
176,865
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc. 3,963 58,692
Braemar Hotels & Resorts, Inc.,
REIT 1,145 3,286
Chatham Lodging Trust, REIT 839 6,779
DiamondRock Hospitality Co.,
REIT 3,599 29,620
Pebblebrook Hotel Trust, REIT 2,078 25,663
RLJ Lodging Trust, REIT 2,652 24,557
Ryman Hospitality Properties,
Inc., REIT 1,021 100,967
Service Properties Trust, REIT 2,867 8,544
Summit Hotel Properties, Inc.,
REIT 1,825 11,808
Sunstone Hotel Investors, Inc.,
REIT 3,540 37,099
Xenia Hotels & Resorts, Inc.,
REIT 1,773 23,829
330,844
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc.,
Class
a
A* 901 9,704
Biglari Holdings, Inc., Class
a
B* 13 3,187
BJ's Restaurants, Inc.* 328 12,507
Bloomin' Brands, Inc. 1,341 12,579
Brinker International, Inc.* 767 126,425
Cheesecake Factory, Inc. (The)
(b) 840 45,385
Cracker Barrel Old Country
Store, Inc. 385 17,437
Dave & Buster's Entertainment,
Inc.* 561 11,719
Denny's Corp.* 876 4,354
Despegar.com Corp.* 1,070 20,565
Dine Brands Global, Inc. 264 6,621
El Pollo Loco Holdings, Inc.* 449 5,062
Everi Holdings, Inc.* 1,411 19,429
First Watch Restaurant Group,
Inc.* 528 11,257
Full House Resorts, Inc.* 571 2,746
Investments
Shares Value
Common Stocks (a) (continued)
Global Business Travel Group I* 2,183 $ 18,141
Golden Entertainment, Inc. 343 10,664
Hilton Grand Vacations, Inc.* 1,243 53,325
Inspired Entertainment, Inc.* 382 4,118
International Game Technology
plc 1,979 35,088
Jack in the Box, Inc. 334 12,839
Krispy Kreme, Inc. 1,488 9,240
Kura Sushi USA, Inc., Class
a
A* 102 6,344
Life Time Group Holdings, Inc.* 1,077 32,805
Lindblad Expeditions Holdings,
Inc.* 627 7,004
Monarch Casino & Resort, Inc. 222 20,331
Nathan's Famous, Inc. 49 4,994
ONE Group Hospitality, Inc.
(The)* 362 1,180
Papa John's International, Inc. 578 26,212
PlayAGS, Inc.* 683 8,278
Portillo's, Inc., Class
a
A* 940 13,132
Potbelly Corp.* 477 6,082
RCI Hospitality Holdings, Inc. 147 7,316
Red Rock Resorts, Inc., Class
a
A 854 42,674
Rush Street Interactive, Inc.* 1,321 15,403
Sabre Corp.* 6,647 27,452
Shake Shack, Inc., Class
a
A* 662 71,893
Six Flags Entertainment Corp. 1,612 70,880
Super Group SGHC Ltd. 2,605 19,564
Sweetgreen, Inc., Class
a
A* 1,741 39,625
Target Hospitality Corp.* 573 3,214
United Parks & Resorts, Inc.* 567 28,633
Vacasa, Inc., Class
a
A* 165 845
Xponential Fitness, Inc.,
Class
a
A* 426 5,627
911,880
Household Durables — 1.8%
Beazer Homes USA, Inc.* 507 11,306
Cavco Industries, Inc.* 146 76,581
Century Communities, Inc. 486 33,743
Champion Homes, Inc.* 932 95,530
Cricut, Inc., Class
a
A(b) 817 4,412
Dream Finders Homes, Inc.,
Class
a
A*(b) 487 11,644
Ethan Allen Interiors, Inc. 398 11,343
Flexsteel Industries, Inc. 82 3,689
GoPro, Inc., Class
a
A* 2,173 1,622
Green Brick Partners, Inc.* 542 32,374
Hamilton Beach Brands Holding
Co., Class
a
A 144 2,807
Helen of Troy Ltd.* 397 21,847
Hooker Furnishings Corp. 185 2,418
Hovnanian Enterprises, Inc.,
Class
a
A* 87 8,849
Installed Building Products, Inc. 416 71,302
iRobot Corp.* 521 3,788
KB Home 1,131 68,991
Landsea Homes Corp.* 314 2,236
La-Z-Boy, Inc. 735 33,251
Legacy Housing Corp.* 195 4,814
LGI Homes, Inc.* 363 26,655

FEBRUARY 28, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Lifetime Brands, Inc. 217 $ 1,083
Lovesac Co. (The)* 247 5,175
M/I Homes, Inc.* 463 54,231
Meritage Homes Corp. 1,249 90,515
Purple Innovation, Inc., Class
a
A* 987 838
Sonos, Inc.* 2,094 27,683
Taylor Morrison Home Corp.,
Class
a
A* 1,779 109,658
Traeger, Inc.* 600 1,392
Tri Pointe Homes, Inc.* 1,602 50,719
United Homes Group, Inc.* 91 338
870,834
Household Products — 0.3%
Central Garden & Pet Co.* 167 5,893
Central Garden & Pet Co.,
Class
a
A* 909 28,615
Energizer Holdings, Inc. 1,250 38,413
Oil-Dri Corp. of America 170 7,499
WD-40 Co. 237 56,553
136,973
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc., Class
a
A* 1,319 6,503
Montauk Renewables, Inc.* 1,147 3,934
Ormat Technologies, Inc. 1,004 70,119
Sunnova Energy International,
Inc.* 1,887 3,133
83,689
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A 450 12,411
Industrial REITs — 0.4%
Industrial Logistics Properties
Trust, REIT 1,136 4,476
Innovative Industrial Properties,
Inc., REIT 491 35,327
LXP Industrial Trust, REIT 5,054 45,284
Plymouth Industrial REIT, Inc. 698 12,103
Terreno Realty Corp., REIT 1,661 112,649
209,839
Insurance — 2.0%
Ambac Financial Group, Inc.* 791 7,681
American Coastal Insurance
Corp. 421 5,111
AMERISAFE, Inc. 331 17,033
Baldwin Insurance Group, Inc.
(The), Class
a
A* 1,159 47,681
Bowhead Specialty Holdings,
Inc.* 204 6,861
CNO Financial Group, Inc. 1,831 76,334
Crawford & Co., Class
a
A 264 3,242
Donegal Group, Inc., Class
a
A 268 4,687
Employers Holdings, Inc. 429 22,222
Enstar Group Ltd.* 219 72,883
F&G Annuities & Life, Inc. 322 13,711
Fidelis Insurance Holdings Ltd. 896 13,180
Investments
Shares Value
Common Stocks (a) (continued)
Genworth Financial, Inc.,
Class
a
A* 7,485 $ 52,021
GoHealth, Inc., Class
a
A* 80 1,159
Goosehead Insurance, Inc.,
Class
a
A 391 48,175
Greenlight Capital Re Ltd.,
Class
a
A* 480 6,686
Hamilton Insurance Group Ltd.,
Class
a
B* 687 13,438
HCI Group, Inc. 146 19,222
Heritage Insurance Holdings,
Inc.* 399 4,688
Hippo Holdings, Inc.* 349 10,027
Horace Mann Educators Corp. 716 30,308
Investors Title Co. 26 6,170
James River Group Holdings
Ltd. 652 3,227
Kingsway Financial Services,
Inc.* 221 1,717
Lemonade, Inc.*(b) 908 33,006
Maiden Holdings Ltd.* 1,527 1,475
MBIA, Inc.* 777 4,716
Mercury General Corp. 465 25,078
NI Holdings, Inc.* 137 1,951
Oscar Health, Inc., Class
a
A* 3,464 50,609
Palomar Holdings, Inc.* 446 57,382
ProAssurance Corp.* 888 13,888
Root, Inc., Class
a
A* 150 20,276
Safety Insurance Group, Inc. 256 19,492
Selective Insurance Group, Inc. 1,058 91,036
Selectquote, Inc.* 2,363 10,775
SiriusPoint Ltd.* 1,636 25,096
Skyward Specialty Insurance
Group, Inc.* 646 33,605
Stewart Information Services
Corp. 470 33,464
Tiptree, Inc., Class
a
A 438 9,912
Trupanion, Inc.* 573 19,792
United Fire Group, Inc. 365 10,246
Universal Insurance Holdings,
Inc. 410 9,094
958,357
Interactive Media & Services — 0.5%
Bumble, Inc., Class
a
A* 1,670 8,684
Cargurus, Inc., Class
a
A* 1,508 48,542
Cars.com, Inc.* 1,145 15,114
EverQuote, Inc., Class
a
A* 437 11,747
fuboTV, Inc.* 5,606 16,986
Getty Images Holdings, Inc.*(b) 1,742 3,728
Grindr, Inc.* 427 7,835
MediaAlpha, Inc., Class
a
A* 520 4,831
Nextdoor Holdings, Inc.* 2,993 5,298
Outbrain, Inc.* 680 3,369
QuinStreet, Inc.* 936 18,327
Shutterstock, Inc. 423 9,090
System1, Inc.*(b) 409 217
TrueCar, Inc.* 1,489 3,469
Vimeo, Inc.* 2,528 14,890
Webtoon Entertainment, Inc.*(b) 267 2,414
Yelp, Inc., Class
a
A* 1,125 38,599

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Ziff Davis, Inc.* 768 $ 31,534
ZipRecruiter, Inc., Class
a
A* 1,248 6,989
251,663
IT Services — 0.5%
Applied Digital Corp.* 3,335 26,680
ASGN, Inc.* 750 50,535
Backblaze, Inc., Class
a
A* 694 4,539
BigBear.ai Holdings, Inc.* 1,794 9,257
BigCommerce Holdings, Inc.,
Series 1* 1,242 8,793
Couchbase, Inc.* 691 12,196
DigitalOcean Holdings, Inc.* 1,142 48,935
Fastly, Inc., Class
a
A* 2,273 15,479
Grid Dynamics Holdings, Inc.* 993 18,688
Hackett Group, Inc. (The) 438 13,307
Information Services Group,
Inc. 618 1,934
Rackspace Technology, Inc.* 1,173 2,780
Tucows, Inc., Class
a
A* 139 2,762
Unisys Corp.* 1,144 4,931
220,816
Leisure Products — 0.3%
Acushnet Holdings Corp. 493 31,700
AMMO, Inc.* 1,558 2,493
Clarus Corp. 531 2,443
Escalade, Inc. 174 2,650
Funko, Inc., Class
a
A* 545 6,714
JAKKS Pacific, Inc.* 143 3,872
Johnson Outdoors, Inc.,
Class
a
A 83 2,233
Latham Group, Inc.* 705 4,167
Malibu Boats, Inc., Class
a
A* 340 11,349
Marine Products Corp. 154 1,324
MasterCraft Boat Holdings,
Inc.* 284 4,993
Peloton Interactive, Inc.,
Class
a
A* 6,124 46,114
Smith & Wesson Brands, Inc. 783 8,503
Solo Brands, Inc., Class
a
A* 489 365
Sturm Ruger & Co., Inc. 285 11,246
Topgolf Callaway Brands Corp.* 2,468 16,116
156,282
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies
Corp.* 2,015 16,644
Akoya Biosciences, Inc.* 460 750
BioLife Solutions, Inc.* 626 15,024
ChromaDex Corp.* 861 4,856
Codexis, Inc.* 1,402 4,262
Conduit Pharmaceuticals,
Inc.*(b) 8 10
CryoPort, Inc.* 756 4,211
Cytek Biosciences, Inc.* 2,109 9,469
Harvard Bioscience, Inc.* 706 595
Lifecore Biomedical, Inc.* 394 2,301
Maravai LifeSciences Holdings,
Inc., Class
a
A* 1,918 6,176
Investments
Shares Value
Common Stocks (a) (continued)
MaxCyte, Inc.* 1,818 $ 6,072
Mesa Laboratories, Inc. 89 12,405
Nautilus Biotechnology, Inc.,
Class
a
A* 846 1,100
OmniAb, Inc.*(b) 1,604 5,582
Pacific Biosciences of
California, Inc.*(b) 4,754 6,893
Quanterix Corp.* 625 4,744
Quantum-Si, Inc.* 1,739 2,400
Standard BioTools, Inc.* 5,126 5,459
108,953
Machinery — 3.7%
374Water, Inc.*(b) 1,134 389
3D Systems Corp.* 2,215 7,509
Alamo Group, Inc. 178 31,146
Albany International Corp.,
Class
a
A 544 41,654
Astec Industries, Inc. 397 14,125
Atmus Filtration Technologies,
Inc. 1,456 57,949
Blue Bird Corp.* 558 19,608
Chart Industries, Inc.* 746 142,150
Columbus McKinnon Corp. 495 8,628
Commercial Vehicle Group,
Inc.* 581 1,208
Douglas Dynamics, Inc. 394 10,654
Eastern Co. (The) 90 2,529
Energy Recovery, Inc.* 987 14,766
Enerpac Tool Group Corp.,
Class
a
A 945 43,725
Enpro, Inc. 365 66,459
ESCO Technologies, Inc. 449 74,031
Federal Signal Corp. 1,044 84,856
Franklin Electric Co., Inc. 788 80,494
Gencor Industries, Inc.* 180 2,347
Gorman-Rupp Co. (The) 364 13,883
Graham Corp.* 178 6,022
Greenbrier Cos., Inc. (The) 534 30,011
Helios Technologies, Inc. 578 22,802
Hillenbrand, Inc. 1,222 36,538
Hillman Solutions Corp.* 3,418 33,360
Hyliion Holdings Corp.* 2,425 4,098
Hyster-Yale, Inc. 200 10,164
JBT Marel Corp. 815 107,580
Kadant, Inc. 205 76,768
Kennametal, Inc. 1,354 29,964
L B Foster Co., Class
a
A* 157 4,310
Lindsay Corp. 188 24,839
Luxfer Holdings plc 465 5,673
Manitowoc Co., Inc. (The)* 600 6,210
Mayville Engineering Co., Inc.* 224 3,349
Miller Industries, Inc. 193 11,179
Mueller Industries, Inc. 1,942 155,710
Mueller Water Products, Inc.,
Class
a
A 2,703 69,629
NN, Inc.* 807 2,461
Omega Flex, Inc. 62 2,208
Park-Ohio Holdings Corp. 156 3,775
Proto Labs, Inc.* 439 17,507

FEBRUARY 28, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
REV Group, Inc. 894 $ 27,267
Shyft Group, Inc. (The) 588 5,892
SPX Technologies, Inc.* 784 114,190
Standex International Corp. 204 37,940
Taylor Devices, Inc.* 51 1,712
Tennant Co. 329 28,478
Terex Corp. 1,157 47,090
Titan International, Inc.* 874 7,446
Trinity Industries, Inc. 1,420 44,148
Twin Disc, Inc.(b) 195 1,681
Wabash National Corp. 747 8,747
Watts Water Technologies, Inc.,
Class
a
A 475 101,926
Worthington Enterprises, Inc. 548 23,011
1,831,795
Marine Transportation — 0.3%
Costamare, Inc. 746 7,594
Genco Shipping & Trading Ltd. 733 10,467
Golden Ocean Group Ltd. 2,116 20,525
Himalaya Shipping Ltd. 517 2,818
Matson, Inc. 569 81,976
Pangaea Logistics Solutions
Ltd. 546 2,796
Safe Bulkers, Inc. 1,050 3,927
130,103
Media — 0.7%
Advantage Solutions, Inc.* 1,842 4,623
AMC Networks, Inc., Class
a
A* 556 4,059
Boston Omaha Corp., Class
a
A* 429 6,109
Cable One, Inc. 97 25,237
Cardlytics, Inc.*(b) 723 1,901
Clear Channel Outdoor
Holdings, Inc.* 6,129 7,661
EchoStar Corp., Class
a
A* 2,115 66,051
Emerald Holding, Inc.(b) 262 1,077
Entravision Communications
Corp., Class
a
A 1,069 2,384
EW Scripps Co. (The), Class
a
A* 1,066 1,727
Gambling.com Group Ltd.* 302 4,294
Gannett Co., Inc.* 2,468 9,971
Gray Media, Inc. 1,488 5,595
Ibotta, Inc., Class
a
A* 271 9,049
iHeartMedia, Inc., Class
a
A* 1,825 3,230
Integral Ad Science Holding
Corp.* 1,269 13,350
John Wiley & Sons, Inc.,
Class
a
A 693 27,637
Magnite, Inc.* 2,189 34,521
National CineMedia, Inc.* 1,211 8,102
PubMatic, Inc., Class
a
A* 729 7,749
Scholastic Corp. 404 8,844
Sinclair, Inc. 556 8,073
Stagwell, Inc., Class
a
A* 1,495 9,703
TechTarget, Inc.* 460 6,748
TEGNA, Inc. 2,879 52,398
Thryv Holdings, Inc.* 649 11,189
Townsquare Media, Inc.,
Class
a
A 235 2,007
Investments
Shares Value
Common Stocks (a) (continued)
WideOpenWest, Inc.* 869 $ 4,284
347,573
Metals & Mining — 1.5%
Alpha Metallurgical Resources,
Inc.* 191 26,266
Caledonia Mining Corp. plc 286 2,880
Carpenter Technology Corp. 828 171,454
Century Aluminum Co.* 915 17,339
Coeur Mining, Inc.* 10,865 55,955
Commercial Metals Co. 1,980 95,911
Compass Minerals
International, Inc. 601 6,274
Constellium SE, Class
a
A* 2,252 25,628
Contango ORE, Inc.* 183 1,713
Critical Metals Corp.* 142 271
Dakota Gold Corp.* 1,218 3,691
Hecla Mining Co. 10,215 52,403
i-80 Gold Corp.* 5,501 4,257
Ivanhoe Electric, Inc.* 1,454 9,029
Kaiser Aluminum Corp. 278 19,671
Lifezone Metals Ltd.* 634 3,411
MAC Copper Ltd., Class
a
A* 937 9,436
Materion Corp. 358 32,707
Metallus, Inc.* 744 10,743
Novagold Resources, Inc.* 4,240 12,720
Olympic Steel, Inc. 172 5,714
Perpetua Resources Corp.* 671 5,757
Piedmont Lithium, Inc.* 316 2,244
Radius Recycling, Inc., Class
a
A 458 6,334
Ramaco Resources, Inc.,
Class
a
A 456 4,077
Ramaco Resources, Inc.,
Class
a
B 94 832
Ryerson Holding Corp. 468 11,784
SSR Mining, Inc.* 3,530 35,265
SunCoke Energy, Inc. 1,457 13,215
Tredegar Corp.* 463 3,607
Warrior Met Coal, Inc. 903 43,470
Worthington Steel, Inc. 565 15,069
709,127
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Advanced Flower Capital, Inc. 295 2,516
AG Mortgage Investment Trust,
Inc. 501 3,793
Angel Oak Mortgage REIT, Inc. 207 2,064
Apollo Commercial Real Estate
Finance, Inc. 2,410 24,413
Arbor Realty Trust, Inc.(b) 3,202 39,513
Ares Commercial Real Estate
Corp. 928 4,538
ARMOUR Residential REIT, Inc. 974 18,555
Blackstone Mortgage Trust,
Inc., Class
a
A 3,018 62,714
BrightSpire Capital, Inc.,
Class
a
A 2,246 13,993
Chicago Atlantic Real Estate
Finance, Inc. 302 4,862
Chimera Investment Corp. 1,401 19,936
Claros Mortgage Trust, Inc. 1,499 3,493

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Dynex Capital, Inc. 1,375 $ 19,346
Ellington Financial, Inc. 1,469 21,080
Franklin BSP Realty Trust, Inc. 1,428 19,349
Granite Point Mortgage Trust,
Inc. 875 2,590
Invesco Mortgage Capital, Inc. 962 8,456
KKR Real Estate Finance Trust,
Inc. 1,024 11,356
Ladder Capital Corp., Class
a
A 1,974 23,431
MFA Financial, Inc. 1,780 18,939
New York Mortgage Trust, Inc. 1,578 11,062
Nexpoint Real Estate Finance,
Inc. 144 2,369
Orchid Island Capital, Inc. 1,370 11,714
PennyMac Mortgage
Investment Trust 1,512 22,151
Ready Capital Corp.(b) 2,811 19,480
Redwood Trust, Inc. 2,290 15,297
Seven Hills Realty Trust 223 2,874
Sunrise Realty Trust, Inc. 98 1,194
TPG RE Finance Trust, Inc. 1,036 8,941
Two Harbors Investment Corp. 1,805 25,595
445,614
Multi-Utilities — 0.4%
Avista Corp. 1,361 54,399
Black Hills Corp. 1,219 74,578
Northwestern Energy Group,
Inc. 1,073 60,013
Unitil Corp. 277 15,540
204,530
Office REITs — 0.6%
Brandywine Realty Trust, REIT 2,947 14,882
City Office REIT, Inc. 677 3,561
COPT Defense Properties, REIT 1,958 52,925
Douglas Emmett, Inc., REIT 2,808 48,578
Easterly Government
Properties, Inc., Class
a
A, REIT 1,688 19,024
Franklin Street Properties
Corp., REIT 1,695 3,187
Hudson Pacific Properties, Inc.,
REIT 2,377 7,797
JBG SMITH Properties, REIT 1,418 21,752
NET Lease Office Properties,
REIT* 259 8,402
Orion Office REIT, Inc. 974 4,013
Paramount Group, Inc., REIT 3,209 14,473
Peakstone Realty Trust, REIT 635 7,201
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 2,146 16,288
Postal Realty Trust, Inc.,
Class
a
A, REIT 382 5,321
SL Green Realty Corp., REIT 1,225 79,061
306,465
Oil, Gas & Consumable Fuels — 2.7%
Aemetis, Inc.* 628 1,130
Amplify Energy Corp.* 681 3,303
Ardmore Shipping Corp.(b) 723 6,550
Investments
Shares Value
Common Stocks (a) (continued)
Berry Corp. 1,331 $ 5,417
BKV Corp.* 250 5,048
California Resources Corp. 1,200 53,544
Centrus Energy Corp., Class
a
A* 251 22,773
Clean Energy Fuels Corp.* 2,968 6,055
CNX Resources Corp.* 2,539 73,377
Comstock Resources, Inc.* 1,607 28,894
Core Natural Resources, Inc. 912 67,716
Crescent Energy Co., Class
a
A 2,827 35,677
CVR Energy, Inc. 595 10,960
Delek US Holdings, Inc. 1,103 17,979
DHT Holdings, Inc. 2,349 24,289
Diversified Energy Co. plc(b)(c) 817 10,874
Dorian LPG Ltd. 631 12,847
Empire Petroleum Corp.* 262 1,808
Encore Energy Corp.* 3,156 7,953
Energy Fuels, Inc.* 3,261 13,435
Evolution Petroleum Corp. 534 2,691
Excelerate Energy, Inc., Class
a
A 297 9,112
FLEX LNG Ltd. 532 11,704
FutureFuel Corp. 454 2,052
Golar LNG Ltd. 1,722 66,021
Granite Ridge Resources, Inc. 914 5,365
Green Plains, Inc.* 1,108 6,504
Gulfport Energy Corp.* 225 38,205
Hallador Energy Co.* 439 4,241
HighPeak Energy, Inc. 253 3,269
International Seaways, Inc. 713 23,764
Kinetik Holdings, Inc., Class
a
A 666 38,854
Kosmos Energy Ltd.* 8,134 22,857
Magnolia Oil & Gas Corp.,
Class
a
A 3,012 70,511
Murphy Oil Corp. 2,494 66,066
NACCO Industries, Inc.,
Class
a
A 71 2,292
NextDecade Corp.* 2,011 16,530
Nordic American Tankers Ltd. 3,543 8,680
Northern Oil & Gas, Inc. 1,727 54,401
Par Pacific Holdings, Inc.* 946 13,594
PBF Energy, Inc., Class
a
A 1,745 37,395
Peabody Energy Corp. 2,199 30,324
Prairie Operating Co.* 74 536
PrimeEnergy Resources Corp.* 12 2,351
REX American Resources
Corp.* 267 10,312
Riley Exploration Permian, Inc. 198 6,249
Ring Energy, Inc.* 2,576 3,297
Sable Offshore Corp.* 878 24,909
SandRidge Energy, Inc. 559 6,540
Scorpio Tankers, Inc. 776 30,924
SFL Corp. Ltd. 2,271 20,507
Sitio Royalties Corp., Class
a
A 1,404 28,080
SM Energy Co. 1,989 65,060
Talos Energy, Inc.* 2,522 22,698
Teekay Corp. Ltd. 957 6,259
Teekay Tankers Ltd., Class
a
A 417 15,738
Uranium Energy Corp.* 6,938 38,853
Ur-Energy, Inc.* 6,147 5,889
VAALCO Energy, Inc. 1,810 7,240
Verde Clean Fuels, Inc.* 58 240

FEBRUARY 28, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Vital Energy, Inc.* 498 $ 13,302
Vitesse Energy, Inc. 435 11,184
W&T Offshore, Inc. 1,714 2,862
World Kinect Corp. 993 29,730
1,296,821
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 282 7,374
Sylvamo Corp. 605 43,016
50,390
Passenger Airlines — 0.4%
Allegiant Travel Co. 269 19,771
Blade Air Mobility, Inc.* 1,010 3,414
Frontier Group Holdings, Inc.* 733 5,278
JetBlue Airways Corp.* 5,431 35,410
Joby Aviation, Inc.*(b) 7,515 52,605
SkyWest, Inc.* 688 68,050
Sun Country Airlines Holdings,
Inc.* 687 11,068
Wheels Up Experience, Inc.*(b) 1,557 1,884
197,480
Personal Care Products — 0.2%
Beauty Health Co. (The)* 1,292 1,899
Edgewell Personal Care Co. 846 26,624
Herbalife Ltd.* 1,755 14,566
Honest Co., Inc. (The)* 1,435 7,749
Interparfums, Inc. 318 44,177
Medifast, Inc.* 188 2,700
Nature's Sunshine Products,
Inc.* 221 3,220
Nu Skin Enterprises, Inc.,
Class
a
A 862 6,827
Olaplex Holdings, Inc.* 2,410 3,494
USANA Health Sciences, Inc.* 198 5,859
Veru, Inc.* 2,294 1,192
Waldencast plc, Class
a
A* 431 1,405
119,712
Pharmaceuticals — 1.6%
Alto Neuroscience, Inc.*(b) 372 1,042
Alumis, Inc.*(b) 244 1,135
Amneal Pharmaceuticals, Inc.* 2,768 23,999
Amphastar Pharmaceuticals,
Inc.* 669 19,020
ANI Pharmaceuticals, Inc.* 322 19,929
Aquestive Therapeutics, Inc.*(b) 1,289 3,609
Arvinas, Inc.* 1,118 19,789
Atea Pharmaceuticals, Inc.* 1,341 4,063
Avadel Pharmaceuticals plc,
ADR* 1,607 12,711
Axsome Therapeutics, Inc.* 640 81,626
BioAge Labs, Inc.* 212 982
Biote Corp., Class
a
A* 469 2,049
Cassava Sciences, Inc.* 706 1,694
Collegium Pharmaceutical, Inc.* 557 16,181
Contineum Therapeutics, Inc.,
Class
a
A* 183 1,288
Corcept Therapeutics, Inc.* 1,405 85,115
Investments
Shares Value
Common Stocks (a) (continued)
CorMedix, Inc.* 1,055 $ 10,930
Edgewise Therapeutics, Inc.* 1,261 33,000
Enliven Therapeutics, Inc.*(b) 612 12,748
Esperion Therapeutics, Inc.* 3,285 5,584
Evolus, Inc.* 962 14,036
EyePoint Pharmaceuticals, Inc.* 1,137 7,129
Fulcrum Therapeutics, Inc.* 1,079 3,874
Harmony Biosciences Holdings,
Inc.* 663 22,442
Harrow, Inc.* 532 14,939
Innoviva, Inc.* 964 17,275
Ligand Pharmaceuticals, Inc.* 301 36,791
Liquidia Corp.* 1,101 17,054
Lyra Therapeutics, Inc.*(b) 838 179
MBX Biosciences, Inc.*(b) 197 1,891
MediWound Ltd.* 136 2,258
Mind Medicine MindMed, Inc.* 1,402 9,421
Nektar Therapeutics, Class
a
A* 3,102 2,606
Neumora Therapeutics, Inc.*(b) 1,461 2,279
Nuvation Bio, Inc.* 3,151 6,207
Ocular Therapeutix, Inc.* 2,708 19,335
Omeros Corp.*(b) 973 8,183
Pacira BioSciences, Inc.* 795 19,120
Phathom Pharmaceuticals, Inc.* 682 3,765
Phibro Animal Health Corp.,
Class
a
A 355 8,073
Pliant Therapeutics, Inc.* 990 3,406
Prestige Consumer Healthcare,
Inc.* 860 72,885
Rapport Therapeutics, Inc.* 162 1,625
scPharmaceuticals, Inc.* 684 2,243
Septerna, Inc.* 323 2,090
SIGA Technologies, Inc. 805 4,419
Supernus Pharmaceuticals,
Inc.* 873 27,988
Tarsus Pharmaceuticals, Inc.* 639 28,423
Telomir Pharmaceuticals, Inc.* 337 1,348
Terns Pharmaceuticals, Inc.* 1,222 4,509
Theravance Biopharma, Inc.* 639 5,975
Third Harmonic Bio, Inc.* 345 1,190
Trevi Therapeutics, Inc.* 1,052 4,755
Ventyx Biosciences, Inc.* 1,056 1,668
Verrica Pharmaceuticals, Inc.* 325 211
WaVe Life Sciences Ltd.* 1,603 16,944
Xeris Biopharma Holdings, Inc.* 2,437 9,334
Zevra Therapeutics, Inc.* 918 7,353
769,717
Professional Services — 2.1%
Alight, Inc., Class
a
A 7,297 49,839
Asure Software, Inc.* 424 4,448
Barrett Business Services, Inc. 444 17,871
BlackSky Technology, Inc.* 438 6,338
CBIZ, Inc.* 834 65,194
Conduent, Inc.* 2,749 9,731
CRA International, Inc. 114 22,019
CSG Systems International, Inc. 515 33,115
DLH Holdings Corp.* 147 744
ExlService Holdings, Inc.* 2,732 132,365
Exponent, Inc. 880 74,501

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
First Advantage Corp.* 1,040 $ 15,558
FiscalNote Holdings, Inc.*(b) 1,087 1,337
Forrester Research, Inc.* 206 2,283
Franklin Covey Co.* 195 6,236
Heidrick & Struggles
International, Inc. 349 14,306
HireQuest, Inc. 94 1,425
Huron Consulting Group, Inc.* 305 46,500
IBEX Holdings Ltd.* 149 3,771
ICF International, Inc. 323 25,601
Innodata, Inc.* 470 24,778
Insperity, Inc. 623 54,805
Kelly Services, Inc., Class
a
A 541 7,287
Kforce, Inc. 318 15,938
Korn Ferry 905 59,413
Legalzoom.com, Inc.* 2,230 22,657
Maximus, Inc. 1,044 68,069
Mistras Group, Inc.* 366 3,601
NV5 Global, Inc.* 994 17,942
Planet Labs PBC* 3,752 17,334
Resources Connection, Inc. 582 4,237
Spire Global, Inc.* 389 4,439
TriNet Group, Inc. 556 40,983
TrueBlue, Inc.* 507 3,184
TTEC Holdings, Inc. 340 1,149
Upwork, Inc.* 2,166 34,504
Verra Mobility Corp., Class
a
A* 2,865 65,580
Willdan Group, Inc.* 221 7,227
WNS Holdings Ltd.* 745 42,368
1,028,677
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.* 28 431
Anywhere Real Estate, Inc.* 1,707 5,923
Compass, Inc., Class
a
A* 6,340 56,997
Cushman & Wakefield plc* 3,982 47,346
eXp World Holdings, Inc.(b) 1,425 14,407
Forestar Group, Inc.* 330 7,277
FRP Holdings, Inc.* 231 7,249
Kennedy-Wilson Holdings, Inc. 1,978 19,206
Marcus & Millichap, Inc. 409 15,738
Maui Land & Pineapple Co.,
Inc.* 132 2,569
Newmark Group, Inc., Class
a
A 2,289 33,580
Offerpad Solutions, Inc.* 181 358
Opendoor Technologies, Inc.*(b) 10,950 14,673
RE/MAX Holdings, Inc.,
Class
a
A* 313 2,779
Real Brokerage, Inc. (The)* 1,746 9,009
Redfin Corp.* 2,080 13,874
RMR Group, Inc. (The), Class
a
A 268 4,883
St Joe Co. (The) 626 30,029
Star Holdings* 226 2,091
Stratus Properties, Inc.* 96 1,774
Tejon Ranch Co.* 365 5,606
Transcontinental Realty
Investors, Inc.* 22 634
296,433
Investments
Shares Value
Common Stocks (a) (continued)
Residential REITs — 0.5%
Apartment Investment and
Management Co., Class
a
A,
REIT 2,420 $ 21,901
BRT Apartments Corp., REIT 196 3,536
Centerspace, REIT 287 18,996
Clipper Realty, Inc., REIT 207 969
Elme Communities, REIT 1,531 26,624
Independence Realty Trust,
Inc., REIT 3,930 85,674
NexPoint Residential Trust, Inc.,
REIT 389 16,552
UMH Properties, Inc., REIT 1,258 23,814
Veris Residential, Inc., REIT 1,366 23,126
221,192
Retail REITs — 1.2%
Acadia Realty Trust, REIT 2,038 46,996
Alexander's, Inc., REIT 37 7,930
CBL & Associates Properties,
Inc., REIT 382 11,911
Curbline Properties Corp., REIT 1,651 40,664
FrontView REIT, Inc. 250 4,275
Getty Realty Corp., REIT 878 27,569
InvenTrust Properties Corp.,
REIT 1,348 40,143
Kite Realty Group Trust, REIT 3,777 86,607
Macerich Co. (The), REIT 4,116 74,253
NETSTREIT Corp., REIT(b) 1,353 20,241
Phillips Edison & Co., Inc., REIT 2,135 79,422
Saul Centers, Inc., REIT 183 6,853
SITE Centers Corp., REIT 827 11,586
Tanger, Inc., REIT 1,851 65,618
Urban Edge Properties, REIT 2,191 45,135
Whitestone REIT 861 11,727
580,930
Semiconductors & Semiconductor Equipment — 2.0%
ACM Research, Inc., Class
a
A* 887 23,009
Aehr Test Systems* 495 4,772
Alpha & Omega Semiconductor
Ltd.* 413 12,506
Ambarella, Inc.* 660 40,544
Axcelis Technologies, Inc.* 566 31,011
CEVA, Inc.* 406 13,910
Cohu, Inc.* 803 15,787
Credo Technology Group
Holding Ltd.* 2,435 134,363
Diodes, Inc.* 791 39,060
Everspin Technologies, Inc.* 345 1,946
FormFactor, Inc.* 1,347 44,855
GCT Semiconductor Holding,
Inc.*(b) 135 259
Ichor Holdings Ltd.* 574 16,812
Impinj, Inc.* 399 38,567
indie Semiconductor, Inc.,
Class
a
A*(b) 2,852 8,585
Kulicke & Soffa Industries, Inc. 921 35,247
MaxLinear, Inc., Class
a
A* 1,389 20,293

FEBRUARY 28, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Navitas Semiconductor Corp.,
Class
a
A*(b) 2,193 $ 5,351
NVE Corp. 83 5,714
PDF Solutions, Inc.* 542 12,206
Penguin Solutions, Inc.* 907 18,076
Photronics, Inc.* 1,072 22,340
Power Integrations, Inc. 983 59,766
QuickLogic Corp.* 241 1,482
Rambus, Inc.* 1,857 103,788
Rigetti Computing, Inc.*(b) 2,740 23,180
Semtech Corp.* 1,262 48,196
Silicon Laboratories, Inc.* 556 78,007
SiTime Corp.* 322 49,958
SkyWater Technology, Inc.* 473 4,413
Synaptics, Inc.* 687 45,438
Ultra Clean Holdings, Inc.* 770 18,942
Veeco Instruments, Inc.* 967 21,506
999,889
Software — 5.8%
8x8, Inc.* 2,223 5,558
A10 Networks, Inc. 1,233 25,634
ACI Worldwide, Inc.* 1,834 105,180
Adeia, Inc. 1,892 29,742
Agilysys, Inc.* 392 31,748
Airship AI Holdings, Inc.* 140 594
Alarm.com Holdings, Inc.* 823 47,808
Alkami Technology, Inc.* 921 28,404
Altair Engineering, Inc., Class
a
A* 944 105,350
Amplitude, Inc., Class
a
A* 1,359 17,110
Appian Corp., Class
a
A* 700 22,729
Arteris, Inc.* 493 4,486
Asana, Inc., Class
a
A* 1,413 27,200
AudioEye, Inc.* 125 1,626
Aurora Innovation, Inc.,
Class
a
A* 16,692 121,351
AvePoint, Inc.* 2,240 33,466
Bit Digital, Inc.* 2,081 5,119
Blackbaud, Inc.* 704 46,534
BlackLine, Inc.* 1,004 48,493
Blend Labs, Inc., Class
a
A* 4,126 12,914
Box, Inc., Class
a
A* 2,448 80,050
Braze, Inc., Class
a
A* 1,145 42,342
C3.ai, Inc., Class
a
A*(b) 1,922 45,071
Cerence, Inc.* 717 8,181
Cipher Mining, Inc.* 3,522 14,370
Cleanspark, Inc.* 4,327 34,573
Clear Secure, Inc., Class
a
A 1,526 36,182
Clearwater Analytics Holdings,
Inc., Class
a
A* 3,109 96,690
Commvault Systems, Inc.* 758 129,285
Consensus Cloud Solutions,
Inc.* 314 8,217
Core Scientific, Inc.* 3,103 34,630
CS Disco, Inc.* 505 2,434
Daily Journal Corp.* 25 9,832
Digimarc Corp.* 263 4,300
Digital Turbine, Inc.* 1,668 5,721
Domo, Inc., Class
a
B* 597 4,537
D-Wave Quantum, Inc.*(b) 1,721 9,431
Investments
Shares Value
Common Stocks (a) (continued)
E2open Parent Holdings, Inc.* 3,556 $ 8,143
eGain Corp.* 304 1,490
Enfusion, Inc., Class
a
A* 863 9,907
EverCommerce, Inc.* 368 3,651
Freshworks, Inc., Class
a
A* 3,596 61,348
Hut 8 Corp.* 1,409 20,783
I3 Verticals, Inc., Class
a
A* 402 10,424
Intapp, Inc.* 925 61,013
InterDigital, Inc. 438 93,574
Jamf Holding Corp.* 1,424 19,480
Kaltura, Inc.* 1,694 3,591
Life360, Inc.* 178 8,046
LiveRamp Holdings, Inc.* 1,147 34,272
Logility Supply Chain Solutions,
Inc., Class
a
A 549 7,757
MARA Holdings, Inc.*(b) 4,950 68,904
Matterport, Inc.* 4,644 25,356
Meridianlink, Inc.* 568 10,372
Mitek Systems, Inc.* 793 7,430
N-able, Inc.* 1,243 12,467
NCR Voyix Corp.* 2,531 28,550
NextNav, Inc.* 1,347 14,130
Olo, Inc., Class
a
A* 1,822 12,554
ON24, Inc.* 480 2,678
OneSpan, Inc. 661 10,602
Ooma, Inc.* 437 6,284
Pagaya Technologies Ltd.,
Class
a
A*(b) 626 8,032
PagerDuty, Inc.* 1,557 27,590
Porch Group, Inc.* 1,375 9,611
Progress Software Corp. 738 40,324
PROS Holdings, Inc.* 793 19,175
Q2 Holdings, Inc.* 1,025 89,554
Qualys, Inc.* 645 84,792
Rapid7, Inc.* 1,076 31,301
Red Violet, Inc. 192 7,799
Rekor Systems, Inc.*(b) 1,280 1,574
ReposiTrak, Inc. 205 4,026
Rimini Street, Inc.* 921 3,270
Riot Platforms, Inc.*(b) 4,960 46,029
Roadzen, Inc.* 656 804
Sapiens International Corp. NV 535 14,755
SEMrush Holdings, Inc.,
Class
a
A* 641 7,051
Silvaco Group, Inc.*(b) 105 650
SolarWinds Corp. 946 17,321
SoundHound AI, Inc.,
Class
a
A*(b) 5,364 58,039
SoundThinking, Inc.* 173 2,842
Sprinklr, Inc., Class
a
A* 2,028 17,177
Sprout Social, Inc., Class
a
A* 869 23,046
SPS Commerce, Inc.* 657 87,512
Telos Corp.* 958 2,864
Tenable Holdings, Inc.* 2,049 78,149
Terawulf, Inc.*(b) 4,653 19,496
Varonis Systems, Inc., Class
a
B* 1,915 82,288
Verint Systems, Inc.* 1,063 23,992
Vertex, Inc., Class
a
A* 943 30,450
Viant Technology, Inc., Class
a
A* 266 5,317
Weave Communications, Inc.* 689 8,681

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
WM Technology, Inc.* 1,497 $ 1,961
Workiva, Inc., Class
a
A* 879 76,930
Xperi, Inc.* 794 6,717
Yext, Inc.* 1,851 12,587
Zeta Global Holdings Corp.,
Class
a
A* 3,108 53,489
2,834,893
Specialized REITs — 0.4%
Farmland Partners, Inc., REIT 766 8,985
Four Corners Property Trust,
Inc., REIT 1,676 48,185
Gladstone Land Corp., REIT 584 6,693
Outfront Media, Inc., REIT 2,511 46,705
PotlatchDeltic Corp., REIT 1,380 64,073
Safehold, Inc., REIT 902 16,831
Uniti Group, Inc., REIT 4,227 24,263
215,735
Specialty Retail — 2.0%
1-800-Flowers.com, Inc.,
Class
a
A* 442 3,050
Abercrombie & Fitch Co.,
Class
a
A* 874 90,013
Academy Sports & Outdoors,
Inc. 1,198 59,409
aka Brands Holding Corp.* 11 157
American Eagle Outfitters, Inc. 3,089 40,435
America's Car-Mart, Inc.* 124 5,191
Arhaus, Inc., Class
a
A 893 8,501
Arko Corp. 1,400 6,314
Asbury Automotive Group, Inc.* 342 91,793
BARK, Inc.* 2,254 3,809
Beyond, Inc.*(b) 792 5,061
Boot Barn Holdings, Inc.* 514 62,929
Buckle, Inc. (The) 538 21,547
Build-A-Bear Workshop, Inc. 217 8,880
Caleres, Inc. 596 9,631
Camping World Holdings, Inc.,
Class
a
A 974 18,983
Citi Trends, Inc.* 110 2,709
Designer Brands, Inc., Class
a
A 706 2,838
Destination XL Group, Inc.* 930 2,130
EVgo, Inc., Class
a
A* 1,749 4,635
Foot Locker, Inc.* 1,451 25,131
Genesco, Inc.* 183 6,692
Group 1 Automotive, Inc. 230 105,703
GrowGeneration Corp.* 970 1,106
Haverty Furniture Cos., Inc. 256 5,845
J Jill, Inc. 104 2,465
Lands' End, Inc.* 248 2,921
Leslie's, Inc.* 3,124 3,249
MarineMax, Inc.* 377 9,557
Monro, Inc. 519 9,243
National Vision Holdings, Inc.* 1,354 17,209
ODP Corp. (The)* 569 8,854
OneWater Marine, Inc., Class
a
A* 207 3,428
Petco Health & Wellness Co.,
Inc., Class
a
A* 1,464 3,938
RealReal, Inc. (The)* 1,742 11,881
Investments
Shares Value
Common Stocks (a) (continued)
Revolve Group, Inc., Class
a
A* 668 $ 17,742
RumbleON, Inc., Class
a
B* 298 1,255
Sally Beauty Holdings, Inc.* 1,791 16,155
Shoe Carnival, Inc. 310 6,863
Signet Jewelers Ltd. 734 38,403
Sleep Number Corp.* 377 5,304
Sonic Automotive, Inc., Class
a
A 258 17,585
Stitch Fix, Inc., Class
a
A* 1,761 8,330
ThredUp, Inc., Class
a
A* 1,368 3,229
Tile Shop Holdings, Inc.* 498 3,770
Tilly's, Inc., Class
a
A* 258 980
Torrid Holdings, Inc.* 352 2,112
Upbound Group, Inc. 932 24,064
Urban Outfitters, Inc.* 1,100 64,009
Victoria's Secret & Co.* 1,365 36,487
Warby Parker, Inc., Class
a
A* 1,539 38,060
Winmark Corp. 51 17,140
Zumiez, Inc.* 270 3,850
970,575
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc., Class
a
A(b) 429 5,723
Corsair Gaming, Inc.* 779 9,145
CPI Card Group, Inc.* 86 2,878
Diebold Nixdorf, Inc.* 438 19,373
Eastman Kodak Co.* 1,052 7,385
Immersion Corp. 536 4,309
IonQ, Inc.* 3,495 85,872
Turtle Beach Corp.* 287 4,919
Xerox Holdings Corp. 2,022 13,406
153,010
Textiles, Apparel & Luxury Goods — 0.4%
Figs, Inc., Class
a
A* 2,259 10,324
G-III Apparel Group Ltd.* 678 18,353
Hanesbrands, Inc.* 6,143 37,042
Kontoor Brands, Inc. 958 62,308
Movado Group, Inc. 264 5,098
Oxford Industries, Inc. 259 16,066
Rocky Brands, Inc. 126 2,563
Steven Madden Ltd. 1,259 41,283
Superior Group of Cos., Inc. 227 3,244
Vera Bradley, Inc.* 426 1,397
Wolverine World Wide, Inc. 1,380 20,410
218,088
Tobacco — 0.1%
Ispire Technology, Inc.*(b) 334 1,583
Turning Point Brands, Inc. 298 20,950
Universal Corp. 417 22,355
44,888
Trading Companies & Distributors — 2.3%
Alta Equipment Group, Inc.(b) 467 2,559
Applied Industrial Technologies,
Inc. 669 167,638
Beacon Roofing Supply, Inc.* 1,078 124,423
BlueLinx Holdings, Inc.* 144 11,429
Boise Cascade Co. 676 70,074

FEBRUARY 28, 2025 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Custom Truck One Source, Inc.* 859 $ 3,805
Distribution Solutions Group,
Inc.* 183 5,395
DNOW, Inc.* 1,835 29,323
DXP Enterprises, Inc.* 217 19,632
EVI Industries, Inc. 89 1,542
FTAI Aviation Ltd. 1,765 227,173
GATX Corp. 619 103,404
Global Industrial Co. 237 5,558
GMS, Inc.* 685 54,533
H&E Equipment Services, Inc. 560 53,704
Herc Holdings, Inc. 490 70,305
Hudson Technologies, Inc.* 774 4,458
Karat Packaging, Inc. 118 3,529
McGrath RentCorp 425 51,850
MRC Global, Inc.* 1,466 17,841
Rush Enterprises, Inc., Class
a
A 1,058 61,703
Rush Enterprises, Inc., Class
a
B 154 8,769
Titan Machinery, Inc.* 364 6,257
Transcat, Inc.* 157 12,485
Willis Lease Finance Corp. 50 10,113
Xometry, Inc., Class
a
A* 738 20,162
1,147,664
Transportation Infrastructure — 0.0%(d)
Sky Harbour Group Corp.* 198 2,184
Water Utilities — 0.3%
American States Water Co. 648 49,598
Cadiz, Inc.* 731 3,114
California Water Service Group 1,035 47,041
Consolidated Water Co. Ltd. 262 7,092
Global Water Resources, Inc. 203 2,330
Middlesex Water Co. 306 15,340
Pure Cycle Corp.* 362 4,210
SJW Group 580 30,549
York Water Co. (The) 249 7,980
167,254
Wireless Telecommunication Services — 0.2%
Gogo, Inc.*(b) 1,127 8,261
Spok Holdings, Inc. 319 5,375
Telephone and Data Systems,
Inc. 1,716 61,948
75,584
Total Common Stocks
(Cost $43,949,964)
44,864,366
Securities Lending Reinvestments (e) — 1.8%
Investment Companies — 1.8%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (f)
(Cost $865,729) 865,729 865,729
Investments
Principal
Amount Value
Short-Term Investments — 6.4%
Repurchase Agreements (g) — 6.4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $3,149,052
(Cost $3,147,915) $ 3,147,915
$ 3,147,915
Total Investments — 100.0%
(Cost $47,963,608) 48,878,010
Liabilities in excess of other assets — 0.0%(d) (6,594)
Net Assets — 100.0% $ 48,871,416
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,741,954.
(b) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $917,180, collateralized in the form of cash with a value of $865,729 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $75,176 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March
6, 2025 – February 15, 2055. The total value of collateral is
$940,905.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $865,729.
(f) Rate shown is the 7-day yield as of February 28, 2025.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust

RUSSELL 2000 HIGH INCOME ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Futures Contracts Purchased
Russell 2000 High Income ETF had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
Russell 2000 E-Mini Index 34 3/21/2025 U.S. Dollar $ 3,681,010 $ (360,433)
Swap Agreements
Russell 2000 High Income ETF had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
48,540,367 4/7/2025 Goldman Sachs International N/A
Russell 2000
®
Daily Covered
Call Index (119,099)
48,540,367 (119,099)
Total Unrealized
Depreciation
(119,099)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap. The fund receives the appreciation on the Reference Instrument from the counterparty and pays the deprecation on the Reference Instrument to the counterparty. This amount is included as part of the unrealized appreciation/
(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: RUSSELL U.S. DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TMDV
::
Investments
Shares Value
Common Stocks — 99 .6%
Banks — 3.0%
Commerce Bancshares, Inc. 1,154 $ 75,068
United Bankshares, Inc. 1,903 68,774
143,842
Beverages — 4.7%
Brown-Forman Corp., Class
a
B 1,787 59,168
Coca-Cola Co. (The) 1,269 90,365
PepsiCo, Inc. 502 77,042
226,575
Building Products — 1.2%
Carlisle Cos., Inc. 179 60,996
Capital Markets — 4.6%
Franklin Resources, Inc. 3,622 73,346
S&P Global, Inc. 153 81,662
T. Rowe Price Group, Inc. 639 67,555
222,563
Chemicals — 8.7%
Air Products and Chemicals,
Inc. 248 78,405
HB Fuller Co. 1,050 59,577
PPG Industries, Inc. 631 71,442
RPM International, Inc. 579 71,732
Sherwin-Williams Co. (The) 206 74,628
Stepan Co. 1,058 65,342
421,126
Commercial Services & Supplies — 3.0%
ABM Industries, Inc. 1,381 75,030
MSA Safety, Inc. 450 73,665
148,695
Consumer Staples Distribution & Retail — 4.7%
Sysco Corp. 983 74,256
Target Corp. 599 74,420
Walmart, Inc. 829 81,747
230,423
Containers & Packaging — 1.5%
Sonoco Products Co. 1,548 74,026
Distributors — 1.6%
Genuine Parts Co. 642 80,173
Electrical Equipment — 1.5%
Emerson Electric Co. 605 73,574
Food Products — 6.4%
Archer-Daniels-Midland Co. 1,543 72,830
Hormel Foods Corp. 2,444 69,972
Lancaster Colony Corp. 441 84,299
McCormick & Co., Inc.
(Non-Voting) 1,022 84,427
311,528
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 7.4%
Atmos Energy Corp. 559 $ 85,040
National Fuel Gas Co. 1,300 97,760
Northwest Natural Holding Co. 1,893 77,386
UGI Corp. 2,861 97,732
357,918
Health Care Equipment & Supplies — 5.4%
Abbott Laboratories 685 94,537
Becton Dickinson & Co. 361 81,416
Medtronic plc 944 86,867
262,820
Health Care REITs — 1.6%
Universal Health Realty Income
Trust, REIT 1,973 78,762
Hotels, Restaurants & Leisure — 1.7%
McDonald's Corp. 266 82,016
Household Products — 6.5%
Clorox Co. (The) 475 74,285
Colgate-Palmolive Co. 842 76,765
Kimberly-Clark Corp. 589 83,644
Procter & Gamble Co. (The) 457 79,445
314,139
Insurance — 6.3%
Aflac, Inc. 740 81,008
Cincinnati Financial Corp. 509 75,235
Old Republic International
Corp. 2,109 81,218
RLI Corp. 924 70,307
307,768
Machinery — 7.7%
Dover Corp. 394 78,315
Gorman-Rupp Co. (The) 1,889 72,046
Illinois Tool Works, Inc. 291 76,818
Nordson Corp. 312 65,611
Stanley Black & Decker, Inc. 939 81,252
374,042
Metals & Mining — 1.6%
Nucor Corp. 556 76,433
Multi-Utilities — 3.4%
Black Hills Corp. 1,282 78,433
Consolidated Edison, Inc. 837 84,972
163,405
Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp. 510 80,896
Pharmaceuticals — 1.8%
Johnson & Johnson 531 87,626

RUSSELL U.S. DIVIDEND GROWERS ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TMDV
::
Investments
Shares Value
Common Stocks (continued)
Professional Services — 1.7%
Automatic Data Processing, Inc. 261 $ 82,262
Retail REITs — 1.5%
Federal Realty Investment Trust,
REIT 696 73,373
Specialty Retail — 1.5%
Lowe's Cos., Inc. 291 72,354
Tobacco — 1.5%
Universal Corp. 1,407 75,429
Trading Companies & Distributors — 1.4%
WW Grainger, Inc. 66 67,400
Water Utilities — 6.0%
American States Water Co. 966 73,938
California Water Service Group 1,629 74,038
Middlesex Water Co. 1,309 65,620
SJW Group 1,496 78,794
292,390
Total Common Stocks
(Cost $4,858,568)
4,842,554
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (a) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $9,796
(Cost $9,793) $ 9,793
9,793
Total Investments — 99.8%
(Cost $4,868,361) 4,852,347
Other assets less liabilities — 0.2% 8,611
Net Assets — 100.0% $ 4,860,958
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

FEBRUARY 28, 2025 (Unaudited) :: S&P 500
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

NOBL
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 1.3%
General Dynamics Corp. 636,050 $ 160,666,230
Air Freight & Logistics — 2.8%
CH Robinson Worldwide, Inc. 1,566,785 159,216,691
Expeditors International of
Washington, Inc. 1,499,827 176,019,697
335,236,388
Beverages — 4.5%
Brown-Forman Corp., Class
a
B 4,996,008 165,417,825
Coca-Cola Co. (The) 2,736,839 194,890,305
PepsiCo, Inc. 1,136,437 174,408,986
534,717,116
Biotechnology — 1.7%
AbbVie, Inc. 994,929 207,970,009
Building Products — 1.3%
A O Smith Corp. 2,401,357 159,642,213
Capital Markets — 5.6%
FactSet Research Systems, Inc. 362,782 167,510,961
Franklin Resources, Inc. 8,435,269 170,814,197
S&P Global, Inc. 329,869 176,064,280
T. Rowe Price Group, Inc. 1,483,806 156,867,970
671,257,408
Chemicals — 8.4%
Air Products and Chemicals,
Inc. 514,680 162,716,082
Albemarle Corp. 1,909,233 147,068,218
Ecolab, Inc. 700,083 188,329,328
Linde plc 385,800 180,187,890
PPG Industries, Inc. 1,379,271 156,161,062
Sherwin-Williams Co. (The) 470,532 170,459,628
1,004,922,208
Commercial Services & Supplies — 1.5%
Cintas Corp. 858,536 178,146,220
Consumer Staples Distribution & Retail — 4.2%
Sysco Corp. 2,266,474 171,209,446
Target Corp. 1,228,975 152,687,854
Walmart, Inc. 1,788,353 176,349,489
500,246,789
Containers & Packaging — 1.5%
Amcor plc(a) 17,363,158 175,715,159
Distributors — 1.5%
Genuine Parts Co. 1,445,568 180,522,532
Electric Utilities — 3.0%
Eversource Energy 3,008,953 189,594,128
NextEra Energy, Inc. 2,326,852 163,275,205
352,869,333
Investments
Shares Value
Common Stocks (continued)
Electrical Equipment — 1.3%
Emerson Electric Co. 1,297,593 $ 157,800,285
Food Products — 5.7%
Archer-Daniels-Midland Co. 3,355,076 158,359,587
Hormel Foods Corp. 5,487,841 157,116,888
J M Smucker Co. (The) 1,634,018 180,608,010
McCormick & Co., Inc.
(Non-Voting) 2,262,851 186,934,121
683,018,606
Gas Utilities — 1.6%
Atmos Energy Corp. 1,214,720 184,795,354
Health Care Equipment & Supplies — 4.3%
Abbott Laboratories 1,355,061 187,011,969
Becton Dickinson & Co. 696,091 156,989,403
Medtronic plc 1,878,979 172,903,647
516,905,019
Health Care Providers & Services — 1.4%
Cardinal Health, Inc. 1,315,415 170,319,934
Hotels, Restaurants & Leisure — 1.5%
McDonald's Corp. 593,659 183,042,880
Household Products — 7.4%
Church & Dwight Co., Inc. 1,594,955 177,358,996
Clorox Co. (The) 1,064,004 166,399,586
Colgate-Palmolive Co. 1,928,358 175,808,399
Kimberly-Clark Corp. 1,319,715 187,412,727
Procter & Gamble Co. (The) 1,032,568 179,501,621
886,481,329
Insurance — 7.7%
Aflac, Inc. 1,615,022 176,796,458
Brown & Brown, Inc. 1,598,576 189,495,199
Chubb Ltd. 635,420 181,399,702
Cincinnati Financial Corp. 1,234,807 182,516,823
Erie Indemnity Co., Class
a
A 437,926 187,462,983
917,671,165
IT Services — 1.6%
International Business
Machines Corp. 753,844 190,300,379
Life Sciences Tools & Services — 1.0%
West Pharmaceutical Services,
Inc. 491,194 114,124,014
Machinery — 8.1%
Caterpillar, Inc. 415,727 142,989,302
Dover Corp. 852,823 169,515,628
Illinois Tool Works, Inc. 652,030 172,122,879
Nordson Corp. 777,112 163,418,882
Pentair plc 1,645,118 154,970,116
Stanley Black & Decker, Inc. 1,922,241 166,331,514
969,348,321

S&P 500
®
DIVIDEND ARISTOCRATS ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

NOBL
::
Investments
Shares Value
Common Stocks (continued)
Metals & Mining — 1.6%
Nucor Corp. 1,387,128 $ 190,688,486
Multi-Utilities — 1.6%
Consolidated Edison, Inc. 1,870,461 189,889,201
Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp. 1,088,745 172,696,732
Exxon Mobil Corp. 1,559,593 173,629,489
346,326,221
Personal Care Products — 1.6%
Kenvue, Inc. 8,155,181 192,462,272
Pharmaceuticals — 1.6%
Johnson & Johnson 1,154,159 190,459,318
Professional Services — 1.5%
Automatic Data Processing, Inc. 570,113 179,688,215
Residential REITs — 1.6%
Essex Property Trust, Inc., REIT 609,743 189,977,627
Retail REITs — 2.9%
Federal Realty Investment Trust,
REIT 1,590,616 167,682,739
Realty Income Corp., REIT 3,118,586 177,852,959
345,535,698
Software — 1.6%
Roper Technologies, Inc. 318,914 186,405,233
Specialty Retail — 1.3%
Lowe's Cos., Inc. 646,321 160,701,253
Trading Companies & Distributors — 2.7%
Fastenal Co. 2,243,670 169,913,129
WW Grainger, Inc. 151,090 154,294,619
324,207,748
Total Common Stocks
(Cost $10,153,161,961)
11,932,060,163
Securities Lending Reinvestments (b) — 0 .2%
Investment Companies — 0 .2%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (c)
(Cost $26,185,551) 26,185,551 26,185,551
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $9,529,125
(Cost $9,525,690) $ 9,525,690
$ 9,525,690
Total Investments — 100.1%
(Cost $10,188,873,202) 11,967,771,404
Liabilities in excess of other assets — (0.1%) (7,445,176)
Net Assets — 100.0% $ 11,960,326,228
(a) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $25,237,883, collateralized in the form of cash with a value of $26,185,551 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $26,185,551.
(c) Rate shown is the 7-day yield as of February 28, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 28, 2025 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.0%
Axon Enterprise, Inc.* 94 $ 49,674
Boeing Co. (The)* 991 173,058
General Dynamics Corp. 343 86,642
General Electric Co. 1,433 296,602
Howmet Aerospace, Inc. 537 73,354
Huntington Ingalls Industries,
Inc. 51 8,955
L3Harris Technologies, Inc. 250 51,528
Lockheed Martin Corp. 278 125,203
Northrop Grumman Corp. 180 83,113
RTX Corp. 1,764 234,594
Textron, Inc. 245 18,309
TransDigm Group, Inc. 73 99,806
1,300,838
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 155 15,751
Expeditors International of
Washington, Inc. 184 21,594
FedEx Corp. 296 77,819
United Parcel Service, Inc.,
Class
a
B 971 115,578
230,742
Automobile Components — 0.0%(a)
Aptiv plc* 311 20,252
BorgWarner, Inc. 288 8,574
28,826
Automobiles — 1.9%
Ford Motor Co. 5,172 49,393
General Motors Co. 1,455 71,484
Tesla, Inc.* 3,700 1,084,026
1,204,903
Banks — 3.7%
Bank of America Corp. 8,847 407,847
Citigroup, Inc. 2,505 200,275
Citizens Financial Group, Inc. 585 26,776
Fifth Third Bancorp 888 38,601
Huntington Bancshares, Inc. 1,925 31,705
JPMorgan Chase & Co. 3,731 987,409
KeyCorp 1,313 22,741
M&T Bank Corp. 219 41,987
PNC Financial Services Group,
Inc. (The) 526 100,950
Regions Financial Corp. 1,206 28,594
Truist Financial Corp. 1,760 81,576
US Bancorp 2,067 96,942
Wells Fargo & Co. 4,410 345,391
2,410,794
Beverages — 1.2%
Brown-Forman Corp., Class
a
B 240 7,946
Coca-Cola Co. (The) 5,137 365,806
Constellation Brands, Inc.,
Class
a
A 207 36,328
Investments
Shares Value
Common Stocks (continued)
Keurig Dr Pepper, Inc. 1,492 $ 50,012
Molson Coors Beverage Co.,
Class
a
B 231 14,158
Monster Beverage Corp.* 926 50,606
PepsiCo, Inc. 1,819 279,162
804,018
Biotechnology — 1.9%
AbbVie, Inc. 2,344 489,966
Amgen, Inc. 712 219,339
Biogen, Inc.* 191 26,836
Gilead Sciences, Inc. 1,652 188,840
Incyte Corp.* 211 15,508
Moderna, Inc.* 447 13,839
Regeneron Pharmaceuticals,
Inc. 139 97,125
Vertex Pharmaceuticals, Inc.* 342 164,088
1,215,541
Broadline Retail — 4.1%
Amazon.com, Inc.* 12,401 2,632,484
eBay, Inc. 633 40,981
2,673,465
Building Products — 0.5%
A O Smith Corp. 157 10,437
Allegion plc 115 14,802
Builders FirstSource, Inc.* 151 20,988
Carrier Global Corp. 1,106 71,669
Johnson Controls International
plc 887 75,980
Lennox International, Inc. 42 25,244
Masco Corp. 284 21,351
Trane Technologies plc 296 104,695
345,166
Capital Markets — 3.4%
Ameriprise Financial, Inc. 128 68,774
Bank of New York Mellon Corp.
(The) 964 85,748
Blackrock, Inc. 191 186,756
Blackstone, Inc. 955 153,908
Cboe Global Markets, Inc. 138 29,090
Charles Schwab Corp. (The) 2,246 178,624
CME Group, Inc. 478 121,302
FactSet Research Systems, Inc. 49 22,625
Franklin Resources, Inc. 410 8,303
Goldman Sachs Group, Inc.
(The) 416 258,873
Intercontinental Exchange, Inc. 762 132,001
Invesco Ltd. 596 10,364
KKR & Co., Inc. 894 121,217
MarketAxess Holdings, Inc. 49 9,447
Moody's Corp. 206 103,812
Morgan Stanley 1,643 218,700
MSCI, Inc., Class
a
A 104 61,413
Nasdaq, Inc. 547 45,281
Northern Trust Corp. 262 28,878
Raymond James Financial, Inc. 241 37,275
S&P Global, Inc. 421 224,705

S&P 500
®
EX-ENERGY ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
State Street Corp. 388 $ 38,501
T. Rowe Price Group, Inc. 294 31,082
2,176,679
Chemicals — 1.4%
Air Products and Chemicals,
Inc. 292 92,316
Albemarle Corp. 155 11,940
Celanese Corp., Class
a
A 144 7,335
CF Industries Holdings, Inc. 230 18,634
Corteva, Inc. 911 57,375
Dow, Inc. 926 35,290
DuPont de Nemours, Inc. 552 45,137
Eastman Chemical Co. 152 14,873
Ecolab, Inc. 335 90,118
FMC Corp. 164 6,052
International Flavors &
Fragrances, Inc. 338 27,652
Linde plc 631 294,708
LyondellBasell Industries NV,
Class
a
A 343 26,353
Mosaic Co. (The) 421 10,070
PPG Industries, Inc. 309 34,985
Sherwin-Williams Co. (The) 307 111,217
884,055
Commercial Services & Supplies — 0.6%
Cintas Corp. 454 94,205
Copart, Inc.* 1,162 63,678
Republic Services, Inc., Class
a
A 268 63,522
Rollins, Inc. 372 19,489
Veralto Corp. 328 32,721
Waste Management, Inc. 485 112,898
386,513
Communications Equipment — 0.9%
Arista Networks, Inc.* 1,369 127,385
Cisco Systems, Inc. 5,282 338,629
F5, Inc.* 75 21,932
Juniper Networks, Inc. 439 15,892
Motorola Solutions, Inc. 221 97,289
601,127
Construction & Engineering — 0.1%
Quanta Services, Inc. 193 50,109
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 79 38,168
Vulcan Materials Co. 173 42,785
80,953
Consumer Finance — 0.6%
American Express Co. 737 221,808
Capital One Financial Corp. 506 101,478
Discover Financial Services 334 65,193
Synchrony Financial 515 31,250
419,729
Investments
Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp. 588 $ 616,583
Dollar General Corp. 289 21,438
Dollar Tree, Inc.* 266 19,381
Kroger Co. (The) 882 57,171
Sysco Corp. 649 49,025
Target Corp. 611 75,910
Walgreens Boots Alliance, Inc. 950 10,146
Walmart, Inc. 5,752 567,205
1,416,859
Containers & Packaging — 0.2%
Amcor plc 1,915 19,380
Avery Dennison Corp. 106 19,925
Ball Corp. 396 20,865
International Paper Co. 691 38,938
Packaging Corp. of America 118 25,144
Smurfit WestRock plc 654 34,054
158,306
Distributors — 0.1%
Genuine Parts Co. 182 22,728
LKQ Corp. 345 14,556
Pool Corp. 49 17,003
54,287
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 9,507 260,587
Verizon Communications, Inc. 5,578 240,412
500,999
Electric Utilities — 1.6%
Alliant Energy Corp. 339 21,876
American Electric Power Co.,
Inc. 705 74,765
Constellation Energy Corp. 415 103,976
Duke Energy Corp. 1,024 120,310
Edison International 513 27,928
Entergy Corp. 568 49,592
Evergy, Inc. 304 20,949
Eversource Energy 485 30,560
Exelon Corp. 1,331 58,830
FirstEnergy Corp. 680 26,364
NextEra Energy, Inc. 2,726 191,283
NRG Energy, Inc. 267 28,225
PG&E Corp. 2,897 47,337
Pinnacle West Capital Corp. 149 13,788
PPL Corp. 978 34,435
Southern Co. (The) 1,451 130,285
Xcel Energy, Inc. 763 55,012
1,035,515
Electrical Equipment — 0.8%
AMETEK, Inc. 306 57,926
Eaton Corp. plc 524 153,700
Emerson Electric Co. 754 91,694
GE Vernova, Inc. 368 123,346
Generac Holdings, Inc.* 77 10,484

FEBRUARY 28, 2025 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Hubbell, Inc., Class
a
B 70 $ 26,011
Rockwell Automation, Inc. 148 42,498
505,659
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class
a
A 1,598 106,427
CDW Corp. 175 31,185
Corning, Inc. 1,020 51,153
Jabil, Inc. 148 22,928
Keysight Technologies, Inc.* 229 36,532
TE Connectivity plc 398 61,304
Teledyne Technologies, Inc.* 60 30,901
Trimble, Inc.* 323 23,250
Zebra Technologies Corp.,
Class
a
A* 67 21,108
384,788
Entertainment — 1.5%
Electronic Arts, Inc. 316 40,802
Live Nation Entertainment, Inc.* 207 29,675
Netflix, Inc.* 568 556,958
Take-Two Interactive Software,
Inc.* 216 45,788
Walt Disney Co. (The) 2,400 273,120
Warner Bros Discovery, Inc.* 2,957 33,887
980,230
Financial Services — 5.0%
Apollo Global Management, Inc. 594 88,666
Berkshire Hathaway, Inc.,
Class
a
B* 2,429 1,248,093
Corpay, Inc.* 90 33,034
Fidelity National Information
Services, Inc. 713 50,709
Fiserv, Inc.* 753 177,475
Global Payments, Inc. 337 35,479
Jack Henry & Associates, Inc. 95 16,491
Mastercard, Inc., Class
a
A 1,087 626,449
PayPal Holdings, Inc.* 1,328 94,354
Visa, Inc., Class
a
A 2,291 830,969
3,201,719
Food Products — 0.6%
Archer-Daniels-Midland Co. 633 29,878
Bunge Global SA 183 13,577
Campbell's Co. (The) 259 10,375
Conagra Brands, Inc. 632 16,141
General Mills, Inc. 736 44,616
Hershey Co. (The) 194 33,506
Hormel Foods Corp. 387 11,080
J M Smucker Co. (The) 140 15,474
Kellanova 357 29,595
Kraft Heinz Co. (The) 1,171 35,961
Lamb Weston Holdings, Inc. 187 9,700
McCormick & Co., Inc.
(Non-Voting) 333 27,509
Mondelez International, Inc.,
Class
a
A 1,772 113,816
Tyson Foods, Inc., Class
a
A 379 23,248
414,476
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 205 $ 31,187
Ground Transportation — 1.0%
CSX Corp. 2,555 81,785
JB Hunt Transport Services,
Inc. 105 16,925
Norfolk Southern Corp. 297 72,988
Old Dominion Freight Line, Inc. 248 43,772
Uber Technologies, Inc.* 2,792 212,220
Union Pacific Corp. 803 198,092
625,782
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories 2,298 317,147
Align Technology, Inc.* 91 17,020
Baxter International, Inc. 677 23,363
Becton Dickinson & Co. 385 86,829
Boston Scientific Corp.* 1,951 202,494
Cooper Cos., Inc. (The)* 263 23,770
Dexcom, Inc.* 517 45,687
Edwards Lifesciences Corp.* 783 56,078
GE HealthCare Technologies,
Inc. 605 52,847
Hologic, Inc.* 307 19,461
IDEXX Laboratories, Inc.* 108 47,208
Insulet Corp.* 91 24,777
Intuitive Surgical, Inc.* 474 271,673
Medtronic plc 1,701 156,526
ResMed, Inc. 192 44,836
Solventum Corp.* 181 14,435
STERIS plc 130 28,504
Stryker Corp. 456 176,103
Teleflex, Inc. 60 7,965
Zimmer Biomet Holdings, Inc. 264 27,540
1,644,263
Health Care Providers & Services — 2.2%
Cardinal Health, Inc. 321 41,563
Cencora, Inc. 231 58,568
Centene Corp.* 671 39,026
Cigna Group (The) 371 114,583
CVS Health Corp. 1,667 109,555
DaVita, Inc.* 59 8,725
Elevance Health, Inc. 307 121,842
HCA Healthcare, Inc. 241 73,818
Henry Schein, Inc.* 164 11,836
Humana, Inc. 158 42,726
Labcorp Holdings, Inc. 110 27,615
McKesson Corp. 167 106,924
Molina Healthcare, Inc.* 74 22,283
Quest Diagnostics, Inc. 147 25,416
UnitedHealth Group, Inc. 1,219 578,976
Universal Health Services, Inc.,
Class
a
B 76 13,319
1,396,775

S&P 500
®
EX-ENERGY ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 206 $ 21,066
Healthpeak Properties, Inc.,
REIT 925 18,925
Ventas, Inc., REIT 556 38,464
Welltower, Inc., REIT 783 120,198
198,653
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 925 14,920
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class
a
A* 575 79,850
Booking Holdings, Inc. 43 215,688
Caesars Entertainment, Inc.* 280 9,302
Carnival Corp.* 1,377 32,952
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,805 97,416
Darden Restaurants, Inc. 154 30,871
Domino's Pizza, Inc. 45 22,037
Expedia Group, Inc.* 162 32,069
Hilton Worldwide Holdings, Inc. 323 85,582
Las Vegas Sands Corp. 462 20,656
Marriott International, Inc.,
Class
a
A 305 85,537
McDonald's Corp. 948 292,297
MGM Resorts International* 298 10,358
Norwegian Cruise Line Holdings
Ltd.* 583 13,246
Royal Caribbean Cruises Ltd. 328 80,721
Starbucks Corp. 1,503 174,062
Wynn Resorts Ltd. 122 10,897
Yum! Brands, Inc. 372 58,170
1,351,711
Household Durables — 0.3%
DR Horton, Inc. 388 49,202
Garmin Ltd. 203 46,473
Lennar Corp., Class
a
A 306 36,607
Mohawk Industries, Inc.* 68 7,996
NVR, Inc.* 4 28,982
PulteGroup, Inc. 272 28,092
197,352
Household Products — 1.2%
Church & Dwight Co., Inc. 325 36,140
Clorox Co. (The) 163 25,492
Colgate-Palmolive Co. 1,083 98,737
Kimberly-Clark Corp. 442 62,768
Procter & Gamble Co. (The) 3,121 542,555
765,692
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 940 10,895
Vistra Corp. 450 60,147
71,042
Investments
Shares Value
Common Stocks (continued)
Industrial Conglomerates — 0.5%
3M Co. 720 $ 111,687
Honeywell International, Inc. 862 183,511
295,198
Industrial REITs — 0.2%
Prologis, Inc., REIT 1,226 151,926
Insurance — 2.3%
Aflac, Inc. 663 72,579
Allstate Corp. (The) 352 70,101
American International Group,
Inc. 827 68,591
Aon plc, Class
a
A 285 116,599
Arch Capital Group Ltd. 497 46,176
Arthur J Gallagher & Co. 330 111,454
Assurant, Inc. 67 13,929
Brown & Brown, Inc. 315 37,340
Chubb Ltd. 497 141,884
Cincinnati Financial Corp. 207 30,597
Erie Indemnity Co., Class
a
A 32 13,698
Everest Group Ltd. 56 19,780
Globe Life, Inc. 111 14,145
Hartford Insurance Group, Inc.
(The) 385 45,538
Loews Corp. 238 20,627
Marsh & McLennan Cos., Inc. 650 154,596
MetLife, Inc. 771 66,445
Principal Financial Group, Inc. 277 24,664
Progressive Corp. (The) 777 219,114
Prudential Financial, Inc. 473 54,442
Travelers Cos., Inc. (The) 298 77,030
W R Berkley Corp. 399 25,169
Willis Towers Watson plc 133 45,173
1,489,671
Interactive Media & Services — 6.7%
Alphabet, Inc., Class
a
A 7,746 1,318,989
Alphabet, Inc., Class
a
C 6,305 1,085,847
Match Group, Inc. 334 10,591
Meta Platforms, Inc., Class
a
A 2,888 1,929,762
4,345,189
IT Services — 1.2%
Accenture plc, Class
a
A 827 288,209
Akamai Technologies, Inc.* 197 15,894
Cognizant Technology Solutions
Corp., Class
a
A 657 54,748
EPAM Systems, Inc.* 74 15,254
Gartner, Inc.* 102 50,829
GoDaddy, Inc., Class
a
A* 184 33,028
International Business
Machines Corp. 1,224 308,987
VeriSign, Inc.* 109 25,929
792,878
Leisure Products — 0.0%(a)
Hasbro, Inc. 172 11,199

FEBRUARY 28, 2025 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. 383 $ 48,993
Bio-Techne Corp. 210 12,968
Charles River Laboratories
International, Inc.* 66 10,911
Danaher Corp. 850 176,596
IQVIA Holdings, Inc.* 228 43,046
Mettler-Toledo International,
Inc.* 27 34,363
Revvity, Inc. 160 17,944
Thermo Fisher Scientific, Inc. 507 268,183
Waters Corp.* 77 29,055
West Pharmaceutical Services,
Inc. 94 21,840
663,899
Machinery — 1.7%
Caterpillar, Inc. 639 219,784
Cummins, Inc. 180 66,272
Deere & Co. 338 162,507
Dover Corp. 180 35,779
Fortive Corp. 460 36,588
IDEX Corp. 98 19,044
Illinois Tool Works, Inc. 359 94,769
Ingersoll Rand, Inc. 533 45,188
Nordson Corp. 70 14,720
Otis Worldwide Corp. 528 52,684
PACCAR, Inc. 694 74,425
Parker-Hannifin Corp. 169 112,978
Pentair plc 218 20,536
Snap-on, Inc. 68 23,199
Stanley Black & Decker, Inc. 204 17,652
Westinghouse Air Brake
Technologies Corp. 227 42,077
Xylem, Inc. 322 42,147
1,080,349
Media — 0.5%
Charter Communications, Inc.,
Class
a
A* 127 46,173
Comcast Corp., Class
a
A 5,059 181,517
Fox Corp., Class
a
A 291 16,762
Fox Corp., Class
a
B 173 9,354
Interpublic Group of Cos., Inc.
(The) 494 13,536
News Corp., Class
a
A 503 14,396
News Corp., Class
a
B 147 4,745
Omnicom Group, Inc. 257 21,269
Paramount Global, Class
a
B 790 8,974
316,726
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 1,905 70,313
Newmont Corp. 1,509 64,646
Nucor Corp. 312 42,891
Steel Dynamics, Inc. 186 25,123
202,973
Investments
Shares Value
Common Stocks (continued)
Multi-Utilities — 0.7%
Ameren Corp. 354 $ 35,952
CenterPoint Energy, Inc. 864 29,704
CMS Energy Corp. 396 28,928
Consolidated Edison, Inc. 460 46,699
Dominion Energy, Inc. 1,112 62,962
DTE Energy Co. 273 36,500
NiSource, Inc. 619 25,261
Public Service Enterprise
Group, Inc. 660 53,559
Sempra 840 60,119
WEC Energy Group, Inc. 419 44,703
424,387
Office REITs — 0.0%(a)
BXP, Inc., REIT 191 13,548
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 849 51,042
Southwest Airlines Co. 795 24,693
United Airlines Holdings, Inc.* 435 40,807
116,542
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 309 22,220
Kenvue, Inc. 2,540 59,944
82,164
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co. 2,689 160,318
Eli Lilly & Co. 1,044 961,138
Johnson & Johnson 3,191 526,579
Merck & Co., Inc. 3,352 309,222
Pfizer, Inc. 7,508 198,436
Viatris, Inc. 1,582 14,602
Zoetis, Inc., Class
a
A 598 100,010
2,270,305
Professional Services — 0.7%
Automatic Data Processing, Inc. 540 170,197
Broadridge Financial Solutions,
Inc. 154 37,148
Dayforce, Inc.* 209 12,956
Equifax, Inc. 163 39,967
Jacobs Solutions, Inc. 163 20,882
Leidos Holdings, Inc. 175 22,745
Paychex, Inc. 425 64,460
Paycom Software, Inc. 63 13,827
Verisk Analytics, Inc., Class
a
A 185 54,928
437,110
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 399 56,634
CoStar Group, Inc.* 542 41,328
97,962

S&P 500
®
EX-ENERGY ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 186 $ 42,070
Camden Property Trust, REIT 140 17,368
Equity Residential, REIT 451 33,451
Essex Property Trust, Inc., REIT 83 25,860
Invitation Homes, Inc., REIT 754 25,644
Mid-America Apartment
Communities, Inc., REIT 154 25,890
UDR, Inc., REIT 400 18,072
188,355
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 101 10,647
Kimco Realty Corp., REIT 892 19,713
Realty Income Corp., REIT 1,157 65,984
Regency Centers Corp., REIT 216 16,567
Simon Property Group, Inc.,
REIT 407 75,739
188,650
Semiconductors & Semiconductor Equipment — 10.9%
Advanced Micro Devices, Inc.* 2,149 214,599
Analog Devices, Inc. 659 151,610
Applied Materials, Inc. 1,093 172,771
Broadcom, Inc. 6,188 1,234,073
Enphase Energy, Inc.* 177 10,147
First Solar, Inc.* 141 19,201
Intel Corp. 5,716 135,641
KLA Corp. 176 124,756
Lam Research Corp. 1,704 130,765
Microchip Technology, Inc. 712 41,908
Micron Technology, Inc. 1,469 137,542
Monolithic Power Systems, Inc. 63 38,494
NVIDIA Corp. 32,498 4,059,650
NXP Semiconductors NV 338 72,869
ON Semiconductor Corp.* 565 26,583
QUALCOMM, Inc. 1,472 231,354
Skyworks Solutions, Inc. 212 14,132
Teradyne, Inc. 215 23,620
Texas Instruments, Inc. 1,210 237,148
7,076,863
Software — 10.2%
Adobe, Inc.* 584 256,119
ANSYS, Inc.* 115 38,324
Autodesk, Inc.* 283 77,601
Cadence Design Systems, Inc.* 366 91,683
Crowdstrike Holdings, Inc.,
Class
a
A* 308 120,015
Fair Isaac Corp.* 32 60,363
Fortinet, Inc.* 841 90,836
Gen Digital, Inc. 719 19,650
Intuit, Inc. 374 229,576
Microsoft Corp. 9,853 3,911,542
Oracle Corp. 2,129 353,542
Palantir Technologies, Inc.,
Class
a
A* 2,716 230,643
Investments
Shares Value
Common Stocks (continued)
Palo Alto Networks, Inc.* 867 $ 165,103
PTC, Inc.* 158 25,854
Roper Technologies, Inc. 141 82,415
Salesforce, Inc. 1,267 377,376
ServiceNow, Inc.* 271 251,965
Synopsys, Inc.* 203 92,828
Tyler Technologies, Inc.* 56 34,072
Workday, Inc., Class
a
A* 280 73,735
6,583,242
Specialized REITs — 0.9%
American Tower Corp., REIT 619 127,279
Crown Castle, Inc., REIT 576 54,202
Digital Realty Trust, Inc., REIT 413 64,560
Equinix, Inc., REIT 127 114,887
Extra Space Storage, Inc., REIT 279 42,564
Iron Mountain, Inc., REIT 390 36,336
Public Storage, REIT 208 63,153
SBA Communications Corp.,
Class
a
A, REIT 141 30,724
VICI Properties, Inc., Class
a
A,
REIT 1,397 45,389
Weyerhaeuser Co., REIT 964 29,016
608,110
Specialty Retail — 1.9%
AutoZone, Inc.* 22 76,846
Best Buy Co., Inc. 257 23,107
CarMax, Inc.* 205 17,009
Home Depot, Inc. (The) 1,316 521,926
Lowe's Cos., Inc. 751 186,729
O'Reilly Automotive, Inc.* 75 103,023
Ross Stores, Inc. 439 61,600
TJX Cos., Inc. (The) 1,494 186,391
Tractor Supply Co. 708 39,188
Ulta Beauty, Inc.* 61 22,348
1,238,167
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc. 20,028 4,843,571
Dell Technologies, Inc., Class
a
C 407 41,823
Hewlett Packard Enterprise Co. 1,723 34,133
HP, Inc. 1,277 39,421
NetApp, Inc. 270 26,949
Seagate Technology Holdings
plc 278 28,331
Super Micro Computer, Inc.* 669 27,737
Western Digital Corp.* 458 22,410
5,064,375
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 199 27,733
Lululemon Athletica, Inc.* 149 54,476
NIKE, Inc., Class
a
B 1,579 125,420
Ralph Lauren Corp., Class
a
A 52 14,099
Tapestry, Inc. 308 26,309
248,037

FEBRUARY 28, 2025 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Tobacco — 0.7%
Altria Group, Inc. 2,244 $ 125,327
Philip Morris International, Inc. 2,059 319,722
445,049
Trading Companies & Distributors — 0.3%
Fastenal Co. 761 57,631
United Rentals, Inc. 85 54,597
WW Grainger, Inc. 57 58,209
170,437
Water Utilities — 0.1%
American Water Works Co., Inc. 257 34,944
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 645 173,950
Total Common Stocks
(Cost $47,419,578)
64,575,878
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (b) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $63,473
(Cost $63,451) $ 63,451
63,451
Total Investments — 99.9%
(Cost $47,483,029) 64,639,329
Other assets less liabilities — 0.1% 55,511
Net Assets — 100.0% $ 64,694,840
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
EX-FINANCIALS ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.* 105 $ 55,487
Boeing Co. (The)* 1,088 189,997
General Dynamics Corp. 377 95,230
General Electric Co. 1,575 325,994
Howmet Aerospace, Inc. 591 80,731
Huntington Ingalls Industries,
Inc. 56 9,833
L3Harris Technologies, Inc. 274 56,474
Lockheed Martin Corp. 308 138,714
Northrop Grumman Corp. 199 91,886
RTX Corp. 1,937 257,602
Textron, Inc. 269 20,102
TransDigm Group, Inc. 80 109,376
1,431,426
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 170 17,276
Expeditors International of
Washington, Inc. 203 23,824
FedEx Corp. 327 85,968
United Parcel Service, Inc.,
Class
a
B 1,065 126,767
253,835
Automobile Components — 0.1%
Aptiv plc* 344 22,401
BorgWarner, Inc. 321 9,556
31,957
Automobiles — 2.2%
Ford Motor Co. 5,684 54,282
General Motors Co. 1,603 78,755
Tesla, Inc.* 4,064 1,190,671
1,323,708
Beverages — 1.4%
Brown-Forman Corp., Class
a
B 266 8,807
Coca-Cola Co. (The) 5,644 401,909
Constellation Brands, Inc.,
Class
a
A 226 39,663
Keurig Dr Pepper, Inc. 1,641 55,006
Molson Coors Beverage Co.,
Class
a
B 254 15,568
Monster Beverage Corp.* 1,021 55,798
PepsiCo, Inc. 1,998 306,633
883,384
Biotechnology — 2.2%
AbbVie, Inc. 2,574 538,043
Amgen, Inc. 781 240,595
Biogen, Inc.* 211 29,646
Gilead Sciences, Inc. 1,814 207,358
Incyte Corp.* 233 17,126
Moderna, Inc.* 494 15,294
Regeneron Pharmaceuticals,
Inc. 152 106,208
Vertex Pharmaceuticals, Inc.* 376 180,401
1,334,671
Investments
Shares Value
Common Stocks (continued)
Broadline Retail — 4.8%
Amazon.com, Inc.* 13,620 $ 2,891,253
eBay, Inc. 697 45,124
2,936,377
Building Products — 0.6%
A O Smith Corp. 173 11,501
Allegion plc 125 16,089
Builders FirstSource, Inc.* 165 22,933
Carrier Global Corp. 1,216 78,797
Johnson Controls International
plc 973 83,347
Lennox International, Inc. 46 27,648
Masco Corp. 314 23,607
Trane Technologies plc 328 116,014
379,936
Chemicals — 1.6%
Air Products and Chemicals,
Inc. 324 102,433
Albemarle Corp. 169 13,018
Celanese Corp., Class
a
A 159 8,099
CF Industries Holdings, Inc. 253 20,498
Corteva, Inc. 1,000 62,980
Dow, Inc. 1,022 38,948
DuPont de Nemours, Inc. 608 49,716
Eastman Chemical Co. 167 16,341
Ecolab, Inc. 368 98,996
FMC Corp. 181 6,679
International Flavors &
Fragrances, Inc. 373 30,515
Linde plc 692 323,199
LyondellBasell Industries NV,
Class
a
A 379 29,119
Mosaic Co. (The) 465 11,123
PPG Industries, Inc. 338 38,268
Sherwin-Williams Co. (The) 337 122,085
972,017
Commercial Services & Supplies — 0.7%
Cintas Corp. 499 103,543
Copart, Inc.* 1,278 70,034
Republic Services, Inc., Class
a
A 296 70,158
Rollins, Inc. 409 21,428
Veralto Corp. 361 36,013
Waste Management, Inc. 531 123,606
424,782
Communications Equipment — 1.1%
Arista Networks, Inc.* 1,504 139,947
Cisco Systems, Inc. 5,803 372,030
F5, Inc.* 83 24,272
Juniper Networks, Inc. 484 17,521
Motorola Solutions, Inc. 241 106,093
659,863
Construction & Engineering — 0.1%
Quanta Services, Inc. 214 55,561

FEBRUARY 28, 2025 (Unaudited) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 87 $ 42,033
Vulcan Materials Co. 190 46,989
89,022
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp. 645 676,353
Dollar General Corp. 320 23,738
Dollar Tree, Inc.* 295 21,494
Kroger Co. (The) 969 62,811
Sysco Corp. 715 54,011
Target Corp. 670 83,241
Walgreens Boots Alliance, Inc. 1,047 11,182
Walmart, Inc. 6,317 622,919
1,555,749
Containers & Packaging — 0.3%
Amcor plc 2,106 21,313
Avery Dennison Corp. 116 21,804
Ball Corp. 434 22,867
International Paper Co. 759 42,770
Packaging Corp. of America 129 27,489
Smurfit WestRock plc 720 37,490
173,733
Distributors — 0.1%
Genuine Parts Co. 201 25,101
LKQ Corp. 381 16,074
Pool Corp. 54 18,738
59,913
Diversified Telecommunication Services — 0.9%
AT&T, Inc. 10,445 286,297
Verizon Communications, Inc. 6,128 264,117
550,414
Electric Utilities — 1.9%
Alliant Energy Corp. 374 24,134
American Electric Power Co.,
Inc. 774 82,083
Constellation Energy Corp. 456 114,248
Duke Energy Corp. 1,125 132,176
Edison International 565 30,759
Entergy Corp. 623 54,394
Evergy, Inc. 335 23,085
Eversource Energy 534 33,647
Exelon Corp. 1,463 64,665
FirstEnergy Corp. 749 29,039
NextEra Energy, Inc. 2,994 210,089
NRG Energy, Inc. 296 31,290
PG&E Corp. 3,184 52,027
Pinnacle West Capital Corp. 163 15,084
PPL Corp. 1,076 37,886
Southern Co. (The) 1,594 143,125
Xcel Energy, Inc. 838 60,420
1,138,151
Investments
Shares Value
Common Stocks (continued)
Electrical Equipment — 0.9%
AMETEK, Inc. 337 $ 63,794
Eaton Corp. plc 575 168,659
Emerson Electric Co. 831 101,058
GE Vernova, Inc. 402 134,742
Generac Holdings, Inc.* 85 11,573
Hubbell, Inc., Class
a
B 76 28,241
Rockwell Automation, Inc. 162 46,518
554,585
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 1,755 116,883
CDW Corp. 193 34,393
Corning, Inc. 1,123 56,318
Jabil, Inc. 162 25,097
Keysight Technologies, Inc.* 250 39,882
TE Connectivity plc 435 67,003
Teledyne Technologies, Inc.* 66 33,991
Trimble, Inc.* 357 25,697
Zebra Technologies Corp.,
Class
a
A* 73 22,999
422,263
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 1,441 64,254
Halliburton Co. 1,280 33,753
Schlumberger NV 2,057 85,695
183,702
Entertainment — 1.8%
Electronic Arts, Inc. 349 45,063
Live Nation Entertainment, Inc.* 227 32,543
Netflix, Inc.* 621 608,928
Take-Two Interactive Software,
Inc.* 236 50,027
Walt Disney Co. (The) 2,635 299,863
Warner Bros Discovery, Inc.* 3,252 37,268
1,073,692
Food Products — 0.7%
Archer-Daniels-Midland Co. 697 32,898
Bunge Global SA 204 15,135
Campbell's Co. (The) 285 11,417
Conagra Brands, Inc. 696 17,776
General Mills, Inc. 808 48,981
Hershey Co. (The) 214 36,960
Hormel Foods Corp. 425 12,168
J M Smucker Co. (The) 153 16,911
Kellanova 392 32,497
Kraft Heinz Co. (The) 1,286 39,493
Lamb Weston Holdings, Inc. 209 10,841
McCormick & Co., Inc.
(Non-Voting) 368 30,400
Mondelez International, Inc.,
Class
a
A 1,947 125,056
Tyson Foods, Inc., Class
a
A 416 25,517
456,050

S&P 500
®
EX-FINANCIALS ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 0.1%
Atmos Energy Corp. 225 $ 34,229
Ground Transportation — 1.1%
CSX Corp. 2,809 89,916
JB Hunt Transport Services,
Inc. 115 18,537
Norfolk Southern Corp. 329 80,852
Old Dominion Freight Line, Inc. 272 48,008
Uber Technologies, Inc.* 3,066 233,047
Union Pacific Corp. 882 217,580
687,940
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories 2,524 348,337
Align Technology, Inc.* 102 19,077
Baxter International, Inc. 745 25,710
Becton Dickinson & Co. 421 94,948
Boston Scientific Corp.* 2,145 222,630
Cooper Cos., Inc. (The)* 289 26,120
Dexcom, Inc.* 569 50,283
Edwards Lifesciences Corp.* 860 61,593
GE HealthCare Technologies,
Inc. 665 58,088
Hologic, Inc.* 338 21,426
IDEXX Laboratories, Inc.* 118 51,579
Insulet Corp.* 102 27,772
Intuitive Surgical, Inc.* 519 297,465
Medtronic plc 1,866 171,709
ResMed, Inc. 212 49,506
Solventum Corp.* 202 16,109
STERIS plc 142 31,135
Stryker Corp. 499 192,709
Teleflex, Inc. 66 8,761
Zimmer Biomet Holdings, Inc. 288 30,044
1,805,001
Health Care Providers & Services — 2.5%
Cardinal Health, Inc. 354 45,836
Cencora, Inc. 253 64,146
Centene Corp.* 737 42,864
Cigna Group (The) 405 125,084
CVS Health Corp. 1,833 120,465
DaVita, Inc.* 64 9,464
Elevance Health, Inc. 337 133,748
HCA Healthcare, Inc. 264 80,863
Henry Schein, Inc.* 181 13,063
Humana, Inc. 173 46,783
Labcorp Holdings, Inc. 121 30,376
McKesson Corp. 182 116,527
Molina Healthcare, Inc.* 81 24,391
Quest Diagnostics, Inc. 161 27,837
UnitedHealth Group, Inc. 1,340 636,446
Universal Health Services, Inc.,
Class
a
B 83 14,546
1,532,439
Investments
Shares Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class
a
A* 629 $ 87,349
Booking Holdings, Inc. 47 235,752
Caesars Entertainment, Inc.* 311 10,331
Carnival Corp.* 1,514 36,230
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,983 107,022
Darden Restaurants, Inc. 169 33,878
Domino's Pizza, Inc. 49 23,996
Expedia Group, Inc.* 177 35,039
Hilton Worldwide Holdings, Inc. 356 94,326
Las Vegas Sands Corp. 507 22,668
Marriott International, Inc.,
Class
a
A 336 94,231
McDonald's Corp. 1,044 321,897
MGM Resorts International* 330 11,471
Norwegian Cruise Line Holdings
Ltd.* 643 14,609
Royal Caribbean Cruises Ltd. 361 88,842
Starbucks Corp. 1,651 191,202
Wynn Resorts Ltd. 133 11,880
Yum! Brands, Inc. 406 63,486
1,484,209
Household Durables — 0.4%
DR Horton, Inc. 424 53,767
Garmin Ltd. 222 50,823
Lennar Corp., Class
a
A 350 41,871
Mohawk Industries, Inc.* 74 8,702
NVR, Inc.* 4 28,982
PulteGroup, Inc. 298 30,777
214,922
Household Products — 1.4%
Church & Dwight Co., Inc. 358 39,810
Clorox Co. (The) 178 27,837
Colgate-Palmolive Co. 1,188 108,310
Kimberly-Clark Corp. 486 69,017
Procter & Gamble Co. (The) 3,428 595,923
840,897
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 1,038 12,030
Vistra Corp. 495 66,162
78,192
Industrial Conglomerates — 0.5%
3M Co. 792 122,855
Honeywell International, Inc. 948 201,820
324,675
Interactive Media & Services — 7.8%
Alphabet, Inc., Class
a
A 8,508 1,448,742
Alphabet, Inc., Class
a
C 6,926 1,192,796
Match Group, Inc. 369 11,701
Meta Platforms, Inc., Class
a
A 3,173 2,120,199
4,773,438

FEBRUARY 28, 2025 (Unaudited) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
IT Services — 1.4%
Accenture plc, Class
a
A 908 $ 316,438
Akamai Technologies, Inc.* 217 17,508
Cognizant Technology Solutions
Corp., Class
a
A 720 59,998
EPAM Systems, Inc.* 81 16,697
Gartner, Inc.* 112 55,812
GoDaddy, Inc., Class
a
A* 203 36,438
International Business
Machines Corp. 1,346 339,784
VeriSign, Inc.* 119 28,308
870,983
Leisure Products — 0.0%(a)
Hasbro, Inc. 190 12,371
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc. 418 53,470
Bio-Techne Corp. 232 14,326
Charles River Laboratories
International, Inc.* 73 12,068
Danaher Corp. 937 194,671
IQVIA Holdings, Inc.* 249 47,011
Mettler-Toledo International,
Inc.* 30 38,182
Revvity, Inc. 175 19,626
Thermo Fisher Scientific, Inc. 557 294,631
Waters Corp.* 84 31,696
West Pharmaceutical Services,
Inc. 105 24,396
730,077
Machinery — 1.9%
Caterpillar, Inc. 702 241,453
Cummins, Inc. 199 73,268
Deere & Co. 371 178,373
Dover Corp. 199 39,555
Fortive Corp. 505 40,168
IDEX Corp. 110 21,376
Illinois Tool Works, Inc. 392 103,480
Ingersoll Rand, Inc. 586 49,681
Nordson Corp. 77 16,192
Otis Worldwide Corp. 581 57,972
PACCAR, Inc. 763 81,824
Parker-Hannifin Corp. 185 123,675
Pentair plc 239 22,514
Snap-on, Inc. 75 25,588
Stanley Black & Decker, Inc. 225 19,469
Westinghouse Air Brake
Technologies Corp. 248 45,969
Xylem, Inc. 355 46,466
1,187,023
Media — 0.6%
Charter Communications, Inc.,
Class
a
A* 139 50,536
Comcast Corp., Class
a
A 5,557 199,385
Fox Corp., Class
a
A 322 18,547
Fox Corp., Class
a
B 191 10,327
Investments
Shares Value
Common Stocks (continued)
Interpublic Group of Cos., Inc.
(The) 545 $ 14,933
News Corp., Class
a
A 554 15,856
News Corp., Class
a
B 163 5,262
Omnicom Group, Inc. 283 23,421
Paramount Global, Class
a
B 868 9,861
348,128
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 2,094 77,290
Newmont Corp. 1,660 71,114
Nucor Corp. 344 47,290
Steel Dynamics, Inc. 205 27,689
223,383
Multi-Utilities — 0.8%
Ameren Corp. 389 39,507
CenterPoint Energy, Inc. 952 32,730
CMS Energy Corp. 435 31,777
Consolidated Edison, Inc. 504 51,166
Dominion Energy, Inc. 1,225 69,359
DTE Energy Co. 301 40,244
NiSource, Inc. 681 27,791
Public Service Enterprise
Group, Inc. 724 58,752
Sempra 924 66,131
WEC Energy Group, Inc. 462 49,291
466,748
Oil, Gas & Consumable Fuels — 3.6%
APA Corp. 541 11,199
Chevron Corp. 2,433 385,922
ConocoPhillips 1,882 186,600
Coterra Energy, Inc. 1,074 28,987
Devon Energy Corp. 959 34,735
Diamondback Energy, Inc. 270 42,919
EOG Resources, Inc. 818 103,837
EQT Corp. 869 41,860
Exxon Mobil Corp. 6,396 712,067
Hess Corp. 403 60,023
Kinder Morgan, Inc. 2,816 76,313
Marathon Petroleum Corp. 468 70,284
Occidental Petroleum Corp. 983 48,010
ONEOK, Inc. 851 85,432
Phillips 66 601 77,944
Targa Resources Corp. 318 64,147
Texas Pacific Land Corp. 27 38,555
Valero Energy Corp. 462 60,397
Williams Cos., Inc. (The) 1,774 103,211
2,232,442
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 935 56,212
Southwest Airlines Co. 875 27,178
United Airlines Holdings, Inc.* 479 44,935
128,325

S&P 500
®
EX-FINANCIALS ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 342 $ 24,593
Kenvue, Inc. 2,793 65,915
90,508
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co. 2,952 175,998
Eli Lilly & Co. 1,147 1,055,963
Johnson & Johnson 3,505 578,395
Merck & Co., Inc. 3,682 339,664
Pfizer, Inc. 8,250 218,048
Viatris, Inc. 1,739 16,051
Zoetis, Inc., Class
a
A 657 109,877
2,493,996
Professional Services — 0.8%
Automatic Data Processing, Inc. 593 186,902
Broadridge Financial Solutions,
Inc. 168 40,525
Dayforce, Inc.* 230 14,258
Equifax, Inc. 178 43,646
Jacobs Solutions, Inc. 178 22,804
Leidos Holdings, Inc. 194 25,214
Paychex, Inc. 467 70,830
Paycom Software, Inc. 69 15,143
Verisk Analytics, Inc., Class
a
A 205 60,866
480,188
Semiconductors & Semiconductor Equipment — 12.7%
Advanced Micro Devices, Inc.* 2,361 235,770
Analog Devices, Inc. 721 165,873
Applied Materials, Inc. 1,199 189,526
Broadcom, Inc. 6,798 1,355,725
Enphase Energy, Inc.* 198 11,351
First Solar, Inc.* 154 20,972
Intel Corp. 6,280 149,024
KLA Corp. 194 137,515
Lam Research Corp. 1,872 143,657
Microchip Technology, Inc. 783 46,087
Micron Technology, Inc. 1,615 151,212
Monolithic Power Systems, Inc. 69 42,160
NVIDIA Corp. 35,694 4,458,895
NXP Semiconductors NV 371 79,984
ON Semiconductor Corp.* 620 29,171
QUALCOMM, Inc. 1,618 254,301
Skyworks Solutions, Inc. 232 15,465
Teradyne, Inc. 235 25,817
Texas Instruments, Inc. 1,329 260,471
7,772,976
Software — 11.8%
Adobe, Inc.* 641 281,117
ANSYS, Inc.* 126 41,990
Autodesk, Inc.* 313 85,828
Cadence Design Systems, Inc.* 400 100,200
Crowdstrike Holdings, Inc.,
Class
a
A* 339 132,095
Investments
Shares Value
Common Stocks (continued)
Fair Isaac Corp.* 35 $ 66,022
Fortinet, Inc.* 928 100,233
Gen Digital, Inc. 790 21,591
Intuit, Inc. 408 250,447
Microsoft Corp. 10,823 4,296,623
Oracle Corp. 2,339 388,414
Palantir Technologies, Inc.,
Class
a
A* 2,984 253,401
Palo Alto Networks, Inc.* 954 181,670
PTC, Inc.* 173 28,308
Roper Technologies, Inc. 154 90,013
Salesforce, Inc. 1,391 414,309
ServiceNow, Inc.* 300 278,928
Synopsys, Inc.* 222 101,516
Tyler Technologies, Inc.* 61 37,114
Workday, Inc., Class
a
A* 311 81,899
7,231,718
Specialty Retail — 2.2%
AutoZone, Inc.* 24 83,832
Best Buy Co., Inc. 284 25,534
CarMax, Inc.* 226 18,751
Home Depot, Inc. (The) 1,446 573,484
Lowe's Cos., Inc. 827 205,625
O'Reilly Automotive, Inc.* 82 112,639
Ross Stores, Inc. 483 67,775
TJX Cos., Inc. (The) 1,642 204,856
Tractor Supply Co. 779 43,118
Ulta Beauty, Inc.* 67 24,546
1,360,160
Technology Hardware, Storage & Peripherals — 9.1%
Apple, Inc. 22,000 5,320,480
Dell Technologies, Inc., Class
a
C 448 46,037
Hewlett Packard Enterprise Co. 1,891 37,461
HP, Inc. 1,404 43,341
NetApp, Inc. 298 29,743
Seagate Technology Holdings
plc 309 31,490
Super Micro Computer, Inc.* 736 30,515
Western Digital Corp.* 503 24,612
5,563,679
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 220 30,659
Lululemon Athletica, Inc.* 162 59,229
NIKE, Inc., Class
a
B 1,733 137,652
Ralph Lauren Corp., Class
a
A 57 15,455
Tapestry, Inc. 339 28,958
271,953
Tobacco — 0.8%
Altria Group, Inc. 2,467 137,782
Philip Morris International, Inc. 2,262 351,243
489,025
Trading Companies & Distributors — 0.3%
Fastenal Co. 836 63,310
United Rentals, Inc. 93 59,736

FEBRUARY 28, 2025 (Unaudited) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
WW Grainger, Inc. 63 $ 64,336
187,382
Water Utilities — 0.1%
American Water Works Co., Inc. 282 38,344
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 708 190,941
Total Common Stocks
(Cost $45,783,464)
61,091,083
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (b) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $73,242
(Cost $73,215) $ 73,215
73,215
Total Investments — 99.9%
(Cost $45,856,679) 61,164,298
Other assets less liabilities — 0.1% 62,691
Net Assets — 100.0% $ 61,226,989
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500
®
EX-HEALTH CARE ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks — 99 .6%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.* 44 $ 23,252
Boeing Co. (The)* 457 79,806
General Dynamics Corp. 158 39,911
General Electric Co. 661 136,814
Howmet Aerospace, Inc. 248 33,877
Huntington Ingalls Industries,
Inc. 23 4,038
L3Harris Technologies, Inc. 114 23,496
Lockheed Martin Corp. 129 58,098
Northrop Grumman Corp. 82 37,863
RTX Corp. 813 108,121
Textron, Inc. 113 8,444
TransDigm Group, Inc. 33 45,117
598,837
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 71 7,215
Expeditors International of
Washington, Inc. 83 9,741
FedEx Corp. 137 36,017
United Parcel Service, Inc.,
Class
a
B 446 53,088
106,061
Automobile Components — 0.1%
Aptiv plc* 144 9,377
BorgWarner, Inc. 134 3,989
13,366
Automobiles — 2.0%
Ford Motor Co. 2,387 22,796
General Motors Co. 674 33,113
Tesla, Inc.* 1,707 500,117
556,026
Banks — 4.0%
Bank of America Corp. 4,078 187,996
Citigroup, Inc. 1,156 92,422
Citizens Financial Group, Inc. 269 12,312
Fifth Third Bancorp 411 17,866
Huntington Bancshares, Inc. 889 14,642
JPMorgan Chase & Co. 1,720 455,198
KeyCorp 607 10,513
M&T Bank Corp. 101 19,364
PNC Financial Services Group,
Inc. (The) 243 46,637
Regions Financial Corp. 557 13,206
Truist Financial Corp. 812 37,636
US Bancorp 953 44,696
Wells Fargo & Co. 2,034 159,303
1,111,791
Beverages — 1.4%
Brown-Forman Corp., Class
a
B 111 3,675
Coca-Cola Co. (The) 2,368 168,625
Constellation Brands, Inc.,
Class
a
A 95 16,673
Investments
Shares Value
Common Stocks (continued)
Keurig Dr Pepper, Inc. 689 $ 23,095
Molson Coors Beverage Co.,
Class
a
B 107 6,558
Monster Beverage Corp.* 428 23,390
PepsiCo, Inc. 839 128,762
370,778
Broadline Retail — 4.5%
Amazon.com, Inc.* 5,716 1,213,392
eBay, Inc. 294 19,034
1,232,426
Building Products — 0.6%
A O Smith Corp. 72 4,786
Allegion plc 53 6,822
Builders FirstSource, Inc.* 69 9,590
Carrier Global Corp. 510 33,048
Johnson Controls International
plc 410 35,121
Lennox International, Inc. 19 11,420
Masco Corp. 132 9,924
Trane Technologies plc 137 48,457
159,168
Capital Markets — 3.6%
Ameriprise Financial, Inc. 58 31,164
Bank of New York Mellon Corp.
(The) 444 39,494
Blackrock, Inc. 89 87,023
Blackstone, Inc. 440 70,910
Cboe Global Markets, Inc. 63 13,280
Charles Schwab Corp. (The) 1,028 81,757
CME Group, Inc. 220 55,829
FactSet Research Systems, Inc. 22 10,158
Franklin Resources, Inc. 189 3,827
Goldman Sachs Group, Inc.
(The) 191 118,857
Intercontinental Exchange, Inc. 350 60,631
Invesco Ltd. 274 4,765
KKR & Co., Inc. 413 55,999
MarketAxess Holdings, Inc. 22 4,241
Moody's Corp. 95 47,874
Morgan Stanley 759 101,031
MSCI, Inc., Class
a
A 48 28,345
Nasdaq, Inc. 254 21,026
Northern Trust Corp. 119 13,116
Raymond James Financial, Inc. 110 17,014
S&P Global, Inc. 195 104,079
State Street Corp. 179 17,762
T. Rowe Price Group, Inc. 135 14,272
1,002,454
Chemicals — 1.5%
Air Products and Chemicals,
Inc. 135 42,680
Albemarle Corp. 70 5,392
Celanese Corp., Class
a
A 67 3,413
CF Industries Holdings, Inc. 106 8,588
Corteva, Inc. 421 26,515
Dow, Inc. 428 16,311

FEBRUARY 28, 2025 (Unaudited) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
DuPont de Nemours, Inc. 256 $ 20,933
Eastman Chemical Co. 69 6,752
Ecolab, Inc. 155 41,697
FMC Corp. 76 2,804
International Flavors &
Fragrances, Inc. 158 12,926
Linde plc 291 135,912
LyondellBasell Industries NV,
Class
a
A 160 12,293
Mosaic Co. (The) 196 4,688
PPG Industries, Inc. 141 15,964
Sherwin-Williams Co. (The) 141 51,080
407,948
Commercial Services & Supplies — 0.6%
Cintas Corp. 209 43,368
Copart, Inc.* 535 29,318
Republic Services, Inc., Class
a
A 122 28,916
Rollins, Inc. 172 9,011
Veralto Corp. 152 15,164
Waste Management, Inc. 222 51,677
177,454
Communications Equipment — 1.0%
Arista Networks, Inc.* 632 58,807
Cisco Systems, Inc. 2,436 156,172
F5, Inc.* 34 9,943
Juniper Networks, Inc. 204 7,385
Motorola Solutions, Inc. 101 44,462
276,769
Construction & Engineering — 0.1%
Quanta Services, Inc. 90 23,367
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 36 17,393
Vulcan Materials Co. 79 19,537
36,930
Consumer Finance — 0.7%
American Express Co. 340 102,326
Capital One Financial Corp. 232 46,528
Discover Financial Services 154 30,059
Synchrony Financial 239 14,503
193,416
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp. 270 283,125
Dollar General Corp. 135 10,014
Dollar Tree, Inc.* 123 8,962
Kroger Co. (The) 406 26,317
Sysco Corp. 301 22,737
Target Corp. 282 35,035
Walgreens Boots Alliance, Inc. 438 4,678
Walmart, Inc. 2,652 261,514
652,382
Containers & Packaging — 0.3%
Amcor plc 884 8,946
Investments
Shares Value
Common Stocks (continued)
Avery Dennison Corp. 49 $ 9,211
Ball Corp. 183 9,642
International Paper Co. 320 18,032
Packaging Corp. of America 54 11,507
Smurfit WestRock plc 302 15,725
73,063
Distributors — 0.1%
Genuine Parts Co. 83 10,365
LKQ Corp. 160 6,750
Pool Corp. 22 7,634
24,749
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 4,384 120,166
Verizon Communications, Inc. 2,573 110,896
231,062
Electric Utilities — 1.7%
Alliant Energy Corp. 158 10,196
American Electric Power Co.,
Inc. 327 34,678
Constellation Energy Corp. 190 47,604
Duke Energy Corp. 472 55,455
Edison International 238 12,957
Entergy Corp. 262 22,875
Evergy, Inc. 141 9,716
Eversource Energy 224 14,114
Exelon Corp. 615 27,183
FirstEnergy Corp. 313 12,135
NextEra Energy, Inc. 1,256 88,134
NRG Energy, Inc. 122 12,897
PG&E Corp. 1,336 21,830
Pinnacle West Capital Corp. 68 6,293
PPL Corp. 452 15,915
Southern Co. (The) 670 60,159
Xcel Energy, Inc. 351 25,307
477,448
Electrical Equipment — 0.8%
AMETEK, Inc. 141 26,692
Eaton Corp. plc 242 70,984
Emerson Electric Co. 348 42,320
GE Vernova, Inc. 168 56,310
Generac Holdings, Inc.* 35 4,765
Hubbell, Inc., Class
a
B 31 11,519
Rockwell Automation, Inc. 68 19,526
232,116
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class
a
A 736 49,018
CDW Corp. 80 14,256
Corning, Inc. 471 23,621
Jabil, Inc. 68 10,535
Keysight Technologies, Inc.* 105 16,751
TE Connectivity plc 182 28,033
Teledyne Technologies, Inc.* 27 13,905
Trimble, Inc.* 149 10,725

S&P 500
®
EX-HEALTH CARE ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Zebra Technologies Corp.,
Class
a
A* 30 $ 9,451
176,295
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 606 27,022
Halliburton Co. 539 14,213
Schlumberger NV 863 35,953
77,188
Entertainment — 1.6%
Electronic Arts, Inc. 145 18,722
Live Nation Entertainment, Inc.* 95 13,619
Netflix, Inc.* 261 255,926
Take-Two Interactive Software,
Inc.* 99 20,986
Walt Disney Co. (The) 1,106 125,863
Warner Bros Discovery, Inc.* 1,365 15,643
450,759
Financial Services — 5.4%
Apollo Global Management, Inc. 260 38,810
Berkshire Hathaway, Inc.,
Class
a
B* 1,119 574,976
Corpay, Inc.* 41 15,049
Fidelity National Information
Services, Inc. 330 23,469
Fiserv, Inc.* 347 81,784
Global Payments, Inc. 156 16,424
Jack Henry & Associates, Inc. 44 7,638
Mastercard, Inc., Class
a
A 502 289,308
PayPal Holdings, Inc.* 612 43,483
Visa, Inc., Class
a
A 1,056 383,022
1,473,963
Food Products — 0.7%
Archer-Daniels-Midland Co. 293 13,830
Bunge Global SA 84 6,232
Campbell's Co. (The) 119 4,767
Conagra Brands, Inc. 293 7,483
General Mills, Inc. 340 20,611
Hershey Co. (The) 90 15,544
Hormel Foods Corp. 178 5,096
J M Smucker Co. (The) 64 7,074
Kellanova 165 13,679
Kraft Heinz Co. (The) 541 16,614
Lamb Weston Holdings, Inc. 88 4,565
McCormick & Co., Inc.
(Non-Voting) 156 12,887
Mondelez International, Inc.,
Class
a
A 818 52,540
Tyson Foods, Inc., Class
a
A 175 10,734
191,656
Gas Utilities — 0.1%
Atmos Energy Corp. 94 14,300
Ground Transportation — 1.1%
CSX Corp. 1,178 37,708
Investments
Shares Value
Common Stocks (continued)
JB Hunt Transport Services,
Inc. 48 $ 7,737
Norfolk Southern Corp. 138 33,914
Old Dominion Freight Line, Inc. 113 19,944
Uber Technologies, Inc.* 1,287 97,825
Union Pacific Corp. 371 91,522
288,650
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 94 9,612
Healthpeak Properties, Inc.,
REIT 428 8,757
Ventas, Inc., REIT 257 17,779
Welltower, Inc., REIT 360 55,264
91,412
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 428 6,904
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class
a
A* 264 36,662
Booking Holdings, Inc. 19 95,304
Caesars Entertainment, Inc.* 131 4,352
Carnival Corp.* 636 15,219
Chipotle Mexican Grill, Inc.,
Class
a
A* 833 44,957
Darden Restaurants, Inc. 70 14,032
Domino's Pizza, Inc. 20 9,794
Expedia Group, Inc.* 73 14,451
Hilton Worldwide Holdings, Inc. 148 39,214
Las Vegas Sands Corp. 213 9,523
Marriott International, Inc.,
Class
a
A 140 39,263
McDonald's Corp. 437 134,740
MGM Resorts International* 139 4,832
Norwegian Cruise Line Holdings
Ltd.* 269 6,112
Royal Caribbean Cruises Ltd. 152 37,407
Starbucks Corp. 692 80,141
Wynn Resorts Ltd. 56 5,002
Yum! Brands, Inc. 170 26,583
617,588
Household Durables — 0.3%
DR Horton, Inc. 178 22,572
Garmin Ltd. 93 21,291
Lennar Corp., Class
a
A 145 17,346
Mohawk Industries, Inc.* 30 3,528
NVR, Inc.* 2 14,491
PulteGroup, Inc. 123 12,703
91,931
Household Products — 1.3%
Church & Dwight Co., Inc. 149 16,569
Clorox Co. (The) 74 11,573
Colgate-Palmolive Co. 500 45,585
Kimberly-Clark Corp. 204 28,970

FEBRUARY 28, 2025 (Unaudited) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Procter & Gamble Co. (The) 1,440 $ 250,329
353,026
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 435 5,042
Vistra Corp. 208 27,801
32,843
Industrial Conglomerates — 0.5%
3M Co. 333 51,655
Honeywell International, Inc. 396 84,304
135,959
Industrial REITs — 0.3%
Prologis, Inc., REIT 566 70,139
Insurance — 2.5%
Aflac, Inc. 306 33,498
Allstate Corp. (The) 162 32,262
American International Group,
Inc. 382 31,683
Aon plc, Class
a
A 132 54,004
Arch Capital Group Ltd. 229 21,276
Arthur J Gallagher & Co. 153 51,674
Assurant, Inc. 30 6,237
Brown & Brown, Inc. 144 17,070
Chubb Ltd. 228 65,089
Cincinnati Financial Corp. 95 14,042
Erie Indemnity Co., Class
a
A 15 6,421
Everest Group Ltd. 25 8,830
Globe Life, Inc. 51 6,499
Hartford Insurance Group, Inc.
(The) 177 20,935
Loews Corp. 110 9,534
Marsh & McLennan Cos., Inc. 300 71,352
MetLife, Inc. 355 30,594
Principal Financial Group, Inc. 126 11,219
Progressive Corp. (The) 357 100,674
Prudential Financial, Inc. 217 24,977
Travelers Cos., Inc. (The) 138 35,672
W R Berkley Corp. 184 11,607
Willis Towers Watson plc 61 20,719
685,868
Interactive Media & Services — 7.3%
Alphabet, Inc., Class
a
A 3,569 607,729
Alphabet, Inc., Class
a
C 2,907 500,644
Match Group, Inc. 155 4,915
Meta Platforms, Inc., Class
a
A 1,331 889,374
2,002,662
IT Services — 1.3%
Accenture plc, Class
a
A 381 132,778
Akamai Technologies, Inc.* 91 7,342
Cognizant Technology Solutions
Corp., Class
a
A 303 25,249
EPAM Systems, Inc.* 33 6,803
Gartner, Inc.* 47 23,421
GoDaddy, Inc., Class
a
A* 84 15,078
Investments
Shares Value
Common Stocks (continued)
International Business
Machines Corp. 565 $ 142,629
VeriSign, Inc.* 50 11,894
365,194
Leisure Products — 0.0%(a)
Hasbro, Inc. 79 5,144
Machinery — 1.8%
Caterpillar, Inc. 295 101,465
Cummins, Inc. 82 30,191
Deere & Co. 156 75,003
Dover Corp. 82 16,299
Fortive Corp. 213 16,942
IDEX Corp. 46 8,939
Illinois Tool Works, Inc. 164 43,293
Ingersoll Rand, Inc. 247 20,941
Nordson Corp. 32 6,729
Otis Worldwide Corp. 245 24,446
PACCAR, Inc. 320 34,317
Parker-Hannifin Corp. 77 51,475
Pentair plc 100 9,420
Snap-on, Inc. 31 10,576
Stanley Black & Decker, Inc. 94 8,134
Westinghouse Air Brake
Technologies Corp. 104 19,278
Xylem, Inc. 147 19,241
496,689
Media — 0.5%
Charter Communications, Inc.,
Class
a
A* 58 21,087
Comcast Corp., Class
a
A 2,331 83,636
Fox Corp., Class
a
A 136 7,834
Fox Corp., Class
a
B 80 4,326
Interpublic Group of Cos., Inc.
(The) 228 6,247
News Corp., Class
a
A 231 6,611
News Corp., Class
a
B 68 2,195
Omnicom Group, Inc. 118 9,766
Paramount Global, Class
a
B 362 4,112
145,814
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 878 32,407
Newmont Corp. 696 29,817
Nucor Corp. 143 19,658
Steel Dynamics, Inc. 86 11,616
93,498
Multi-Utilities — 0.7%
Ameren Corp. 163 16,554
CenterPoint Energy, Inc. 398 13,683
CMS Energy Corp. 183 13,368
Consolidated Edison, Inc. 212 21,522
Dominion Energy, Inc. 514 29,103
DTE Energy Co. 124 16,579
NiSource, Inc. 287 11,712
Public Service Enterprise
Group, Inc. 305 24,751

S&P 500
®
EX-HEALTH CARE ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Sempra 387 $ 27,698
WEC Energy Group, Inc. 194 20,698
195,668
Office REITs — 0.0%(a)
BXP, Inc., REIT 90 6,384
Oil, Gas & Consumable Fuels — 3.4%
APA Corp. 226 4,678
Chevron Corp. 1,021 161,951
ConocoPhillips 789 78,229
Coterra Energy, Inc. 449 12,119
Devon Energy Corp. 401 14,524
Diamondback Energy, Inc. 113 17,963
EOG Resources, Inc. 343 43,540
EQT Corp. 364 17,534
Exxon Mobil Corp. 2,686 299,032
Hess Corp. 169 25,171
Kinder Morgan, Inc. 1,182 32,032
Marathon Petroleum Corp. 197 29,586
Occidental Petroleum Corp. 414 20,220
ONEOK, Inc. 359 36,040
Phillips 66 252 32,682
Targa Resources Corp. 133 26,829
Texas Pacific Land Corp. 11 15,707
Valero Energy Corp. 194 25,362
Williams Cos., Inc. (The) 745 43,344
936,543
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 392 23,567
Southwest Airlines Co. 368 11,430
United Airlines Holdings, Inc.* 201 18,856
53,853
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 143 10,283
Kenvue, Inc. 1,171 27,636
37,919
Professional Services — 0.7%
Automatic Data Processing, Inc. 249 78,480
Broadridge Financial Solutions,
Inc. 70 16,885
Dayforce, Inc.* 97 6,013
Equifax, Inc. 74 18,145
Jacobs Solutions, Inc. 74 9,480
Leidos Holdings, Inc. 80 10,398
Paychex, Inc. 196 29,727
Paycom Software, Inc. 28 6,145
Verisk Analytics, Inc., Class
a
A 86 25,534
200,807
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 183 25,975
CoStar Group, Inc.* 251 19,139
45,114
Investments
Shares Value
Common Stocks (continued)
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 87 $ 19,678
Camden Property Trust, REIT 64 7,940
Equity Residential, REIT 210 15,576
Essex Property Trust, Inc., REIT 37 11,528
Invitation Homes, Inc., REIT 348 11,835
Mid-America Apartment
Communities, Inc., REIT 70 11,768
UDR, Inc., REIT 184 8,313
86,638
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 46 4,849
Kimco Realty Corp., REIT 413 9,127
Realty Income Corp., REIT 535 30,511
Regency Centers Corp., REIT 100 7,670
Simon Property Group, Inc.,
REIT 186 34,613
86,770
Semiconductors & Semiconductor Equipment — 11.8%
Advanced Micro Devices, Inc.* 991 98,961
Analog Devices, Inc. 303 69,708
Applied Materials, Inc. 505 79,825
Broadcom, Inc. 2,852 568,774
Enphase Energy, Inc.* 82 4,701
First Solar, Inc.* 64 8,716
Intel Corp. 2,635 62,529
KLA Corp. 80 56,707
Lam Research Corp. 785 60,241
Microchip Technology, Inc. 329 19,365
Micron Technology, Inc. 678 63,481
Monolithic Power Systems, Inc. 28 17,108
NVIDIA Corp. 14,983 1,871,676
NXP Semiconductors NV 156 33,632
ON Semiconductor Corp.* 261 12,280
QUALCOMM, Inc. 679 106,719
Skyworks Solutions, Inc. 98 6,533
Teradyne, Inc. 99 10,876
Texas Instruments, Inc. 558 109,363
3,261,195
Software — 11.0%
Adobe, Inc.* 268 117,534
ANSYS, Inc.* 53 17,662
Autodesk, Inc.* 131 35,921
Cadence Design Systems, Inc.* 168 42,084
Crowdstrike Holdings, Inc.,
Class
a
A* 141 54,942
Fair Isaac Corp.* 14 26,409
Fortinet, Inc.* 389 42,016
Gen Digital, Inc. 332 9,074
Intuit, Inc. 171 104,967
Microsoft Corp. 4,542 1,803,129
Oracle Corp. 982 163,071
Palantir Technologies, Inc.,
Class
a
A* 1,251 106,235

FEBRUARY 28, 2025 (Unaudited) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Palo Alto Networks, Inc.* 399 $ 75,982
PTC, Inc.* 72 11,781
Roper Technologies, Inc. 64 37,408
Salesforce, Inc. 585 174,242
ServiceNow, Inc.* 124 115,290
Synopsys, Inc.* 93 42,527
Tyler Technologies, Inc.* 25 15,211
Workday, Inc., Class
a
A* 130 34,234
3,029,719
Specialized REITs — 1.0%
American Tower Corp., REIT 286 58,807
Crown Castle, Inc., REIT 266 25,031
Digital Realty Trust, Inc., REIT 189 29,544
Equinix, Inc., REIT 58 52,468
Extra Space Storage, Inc., REIT 129 19,680
Iron Mountain, Inc., REIT 179 16,677
Public Storage, REIT 96 29,148
SBA Communications Corp.,
Class
a
A, REIT 65 14,164
VICI Properties, Inc., Class
a
A,
REIT 645 20,956
Weyerhaeuser Co., REIT 444 13,364
279,839
Specialty Retail — 2.1%
AutoZone, Inc.* 10 34,930
Best Buy Co., Inc. 118 10,609
CarMax, Inc.* 94 7,799
Home Depot, Inc. (The) 607 240,736
Lowe's Cos., Inc. 346 86,029
O'Reilly Automotive, Inc.* 34 46,704
Ross Stores, Inc. 203 28,485
TJX Cos., Inc. (The) 689 85,960
Tractor Supply Co. 328 18,155
Ulta Beauty, Inc.* 27 9,892
569,299
Technology Hardware, Storage & Peripherals — 8.5%
Apple, Inc. 9,233 2,232,909
Dell Technologies, Inc., Class
a
C 187 19,216
Hewlett Packard Enterprise Co. 793 15,709
HP, Inc. 591 18,244
NetApp, Inc. 123 12,277
Seagate Technology Holdings
plc 129 13,146
Super Micro Computer, Inc.* 308 12,770
Western Digital Corp.* 212 10,373
2,334,644
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 92 12,821
Lululemon Athletica, Inc.* 68 24,861
NIKE, Inc., Class
a
B 728 57,825
Ralph Lauren Corp., Class
a
A 23 6,236
Tapestry, Inc. 142 12,130
113,873
Investments
Shares Value
Common Stocks (continued)
Tobacco — 0.8%
Altria Group, Inc. 1,036 $ 57,860
Philip Morris International, Inc. 949 147,361
205,221
Trading Companies & Distributors — 0.3%
Fastenal Co. 350 26,506
United Rentals, Inc. 38 24,408
WW Grainger, Inc. 26 26,551
77,465
Water Utilities — 0.1%
American Water Works Co., Inc. 117 15,908
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 298 80,368
Total Common Stocks
(Cost $20,062,979)
27,442,320
Principal
Amount
Short-Term Investments — 0 .3%
Repurchase Agreements (b) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $87,379
(Cost $87,347) $ 87,347
87,347
Total Investments — 99.9%
(Cost $20,150,326) 27,529,667
Other assets less liabilities — 0.1% 25,479
Net Assets — 100.0% $ 27,555,146
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
EX-TECHNOLOGY ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.8%
Axon Enterprise, Inc.* 427 $ 225,648
Boeing Co. (The)* 4,316 753,703
General Dynamics Corp. 1,489 376,122
General Electric Co. 6,238 1,291,141
Howmet Aerospace, Inc. 2,344 320,191
Huntington Ingalls Industries,
Inc. 226 39,681
L3Harris Technologies, Inc. 1,096 225,897
Lockheed Martin Corp. 1,214 546,749
Northrop Grumman Corp. 787 363,389
RTX Corp. 7,680 1,021,363
Textron, Inc. 1,071 80,036
TransDigm Group, Inc. 330 451,176
5,695,096
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. 684 69,508
Expeditors International of
Washington, Inc. 805 94,475
FedEx Corp. 1,297 340,981
United Parcel Service, Inc.,
Class
a
B 4,219 502,188
1,007,152
Automobile Components — 0.1%
Aptiv plc* 1,360 88,563
BorgWarner, Inc. 1,262 37,570
126,133
Automobiles — 2.6%
Ford Motor Co. 22,522 215,085
General Motors Co. 6,343 311,631
Tesla, Inc.* 16,111 4,720,201
5,246,917
Banks — 5.2%
Bank of America Corp. 38,508 1,775,219
Citigroup, Inc. 10,906 871,935
Citizens Financial Group, Inc. 2,543 116,393
Fifth Third Bancorp 3,871 168,272
Huntington Bancshares, Inc. 8,378 137,986
JPMorgan Chase & Co. 16,238 4,297,387
KeyCorp 5,720 99,070
M&T Bank Corp. 953 182,709
PNC Financial Services Group,
Inc. (The) 2,287 438,921
Regions Financial Corp. 5,242 124,288
Truist Financial Corp. 7,660 355,041
US Bancorp 8,995 421,865
Wells Fargo & Co. 19,205 1,504,136
10,493,222
Beverages — 1.7%
Brown-Forman Corp., Class
a
B 1,051 34,799
Coca-Cola Co. (The) 22,362 1,592,398
Constellation Brands, Inc.,
Class
a
A 903 158,476
Investments
Shares Value
Common Stocks (continued)
Keurig Dr Pepper, Inc. 6,493 $ 217,645
Molson Coors Beverage Co.,
Class
a
B 1,006 61,658
Monster Beverage Corp.* 4,041 220,841
PepsiCo, Inc. 7,918 1,215,175
3,500,992
Biotechnology — 2.6%
AbbVie, Inc. 10,195 2,131,061
Amgen, Inc. 3,098 954,370
Biogen, Inc.* 841 118,160
Gilead Sciences, Inc. 7,189 821,775
Incyte Corp.* 926 68,061
Moderna, Inc.* 1,957 60,589
Regeneron Pharmaceuticals,
Inc. 615 429,725
Vertex Pharmaceuticals, Inc.* 1,486 712,968
5,296,709
Broadline Retail — 5.8%
Amazon.com, Inc.* 53,985 11,459,936
eBay, Inc. 2,764 178,941
11,638,877
Building Products — 0.8%
A O Smith Corp. 689 45,805
Allegion plc 505 64,998
Builders FirstSource, Inc.* 665 92,428
Carrier Global Corp. 4,811 311,753
Johnson Controls International
plc 3,855 330,219
Lennox International, Inc. 192 115,402
Masco Corp. 1,243 93,449
Trane Technologies plc 1,299 459,456
1,513,510
Capital Markets — 4.7%
Ameriprise Financial, Inc. 565 303,575
Bank of New York Mellon Corp.
(The) 4,193 372,967
Blackrock, Inc. 840 821,335
Blackstone, Inc. 4,162 670,748
Cboe Global Markets, Inc. 611 128,799
Charles Schwab Corp. (The) 9,442 750,922
CME Group, Inc. 2,077 527,080
FactSet Research Systems, Inc. 219 101,121
Franklin Resources, Inc. 1,787 36,187
Goldman Sachs Group, Inc.
(The) 1,806 1,123,856
Intercontinental Exchange, Inc. 3,309 573,218
Invesco Ltd. 2,596 45,145
KKR & Co., Inc. 3,897 528,394
MarketAxess Holdings, Inc. 217 41,835
Moody's Corp. 901 454,050
Morgan Stanley 7,154 952,269
MSCI, Inc., Class
a
A 453 267,501
Nasdaq, Inc. 2,390 197,844
Northern Trust Corp. 1,147 126,422
Raymond James Financial, Inc. 1,055 163,177
S&P Global, Inc. 1,828 975,677

FEBRUARY 28, 2025 (Unaudited) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
State Street Corp. 1,691 $ 167,798
T. Rowe Price Group, Inc. 1,282 135,533
9,465,453
Chemicals — 1.9%
Air Products and Chemicals,
Inc. 1,283 405,620
Albemarle Corp. 680 52,380
Celanese Corp., Class
a
A 639 32,551
CF Industries Holdings, Inc. 1,002 81,182
Corteva, Inc. 3,963 249,590
Dow, Inc. 4,040 153,964
DuPont de Nemours, Inc. 2,415 197,475
Eastman Chemical Co. 670 65,559
Ecolab, Inc. 1,453 390,872
FMC Corp. 724 26,716
International Flavors &
Fragrances, Inc. 1,475 120,670
Linde plc 2,746 1,282,519
LyondellBasell Industries NV,
Class
a
A 1,500 115,245
Mosaic Co. (The) 1,830 43,774
PPG Industries, Inc. 1,341 151,828
Sherwin-Williams Co. (The) 1,339 485,079
3,855,024
Commercial Services & Supplies — 0.8%
Cintas Corp. 1,981 411,058
Copart, Inc.* 5,057 277,124
Republic Services, Inc., Class
a
A 1,170 277,313
Rollins, Inc. 1,617 84,715
Veralto Corp. 1,425 142,158
Waste Management, Inc. 2,107 490,467
1,682,835
Construction & Engineering — 0.1%
Quanta Services, Inc. 852 221,205
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 359 173,447
Vulcan Materials Co. 758 187,461
360,908
Consumer Finance — 0.9%
American Express Co. 3,212 966,683
Capital One Financial Corp. 2,204 442,012
Discover Financial Services 1,447 282,440
Synchrony Financial 2,242 136,045
1,827,180
Consumer Staples Distribution & Retail — 3.1%
Costco Wholesale Corp. 2,557 2,681,296
Dollar General Corp. 1,268 94,060
Dollar Tree, Inc.* 1,161 84,590
Kroger Co. (The) 3,841 248,974
Sysco Corp. 2,837 214,307
Target Corp. 2,654 329,733
Walgreens Boots Alliance, Inc. 4,137 44,183
Investments
Shares Value
Common Stocks (continued)
Walmart, Inc. 25,043 $ 2,469,490
6,166,633
Containers & Packaging — 0.3%
Amcor plc 8,343 84,431
Avery Dennison Corp. 465 87,406
Ball Corp. 1,724 90,838
International Paper Co. 3,030 170,740
Packaging Corp. of America 518 110,381
Smurfit WestRock plc 2,855 148,660
692,456
Distributors — 0.1%
Genuine Parts Co. 800 99,904
LKQ Corp. 1,501 63,327
Pool Corp. 219 75,993
239,224
Diversified Telecommunication Services — 1.1%
AT&T, Inc. 41,389 1,134,473
Verizon Communications, Inc. 24,282 1,046,554
2,181,027
Electric Utilities — 2.2%
Alliant Energy Corp. 1,480 95,504
American Electric Power Co.,
Inc. 3,068 325,361
Constellation Energy Corp. 1,800 450,981
Duke Energy Corp. 4,456 523,536
Edison International 2,230 121,401
Entergy Corp. 2,471 215,743
Evergy, Inc. 1,330 91,650
Eversource Energy 2,114 133,203
Exelon Corp. 5,800 256,360
FirstEnergy Corp. 2,959 114,720
NextEra Energy, Inc. 11,863 832,427
NRG Energy, Inc. 1,164 123,047
PG&E Corp. 12,608 206,015
Pinnacle West Capital Corp. 657 60,799
PPL Corp. 4,259 149,959
Southern Co. (The) 6,320 567,473
Xcel Energy, Inc. 3,309 238,579
4,506,758
Electrical Equipment — 1.1%
AMETEK, Inc. 1,337 253,094
Eaton Corp. plc 2,277 667,890
Emerson Electric Co. 3,285 399,489
GE Vernova, Inc. 1,586 531,596
Generac Holdings, Inc.* 349 47,516
Hubbell, Inc., Class
a
B 314 116,679
Rockwell Automation, Inc. 652 187,222
2,203,486
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class
a
A 5,708 254,520
Halliburton Co. 5,068 133,643
Schlumberger NV 8,141 339,154
727,317

S&P 500
®
EX-TECHNOLOGY ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Entertainment — 2.1%
Electronic Arts, Inc. 1,373 $ 177,282
Live Nation Entertainment, Inc.* 907 130,028
Netflix, Inc.* 2,463 2,415,119
Take-Two Interactive Software,
Inc.* 947 200,745
Walt Disney Co. (The) 10,449 1,189,096
Warner Bros Discovery, Inc.* 12,877 147,570
4,259,840
Financial Services — 6.9%
Apollo Global Management, Inc. 2,688 401,238
Berkshire Hathaway, Inc.,
Class
a
B* 10,574 5,433,238
Corpay, Inc.* 410 150,491
Fidelity National Information
Services, Inc. 3,103 220,685
Fiserv, Inc.* 3,277 772,356
Global Payments, Inc. 1,468 154,551
Jack Henry & Associates, Inc. 430 74,644
Mastercard, Inc., Class
a
A 4,732 2,727,099
PayPal Holdings, Inc.* 5,786 411,095
Visa, Inc., Class
a
A 9,970 3,616,219
13,961,616
Food Products — 0.9%
Archer-Daniels-Midland Co. 2,759 130,225
Bunge Global SA 804 59,649
Campbell's Co. (The) 1,137 45,548
Conagra Brands, Inc. 2,754 70,337
General Mills, Inc. 3,204 194,226
Hershey Co. (The) 853 147,322
Hormel Foods Corp. 1,677 48,012
J M Smucker Co. (The) 622 68,750
Kellanova 1,554 128,827
Kraft Heinz Co. (The) 5,093 156,406
Lamb Weston Holdings, Inc. 822 42,637
McCormick & Co., Inc.
(Non-Voting) 1,454 120,115
Mondelez International, Inc.,
Class
a
A 7,718 495,727
Tyson Foods, Inc., Class
a
A 1,647 101,027
1,808,808
Gas Utilities — 0.1%
Atmos Energy Corp. 898 136,613
Ground Transportation — 1.4%
CSX Corp. 11,122 356,015
JB Hunt Transport Services,
Inc. 461 74,309
Norfolk Southern Corp. 1,306 320,950
Old Dominion Freight Line, Inc. 1,085 191,502
Uber Technologies, Inc.* 12,151 923,598
Union Pacific Corp. 3,492 861,441
2,727,815
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories 10,008 1,381,204
Investments
Shares Value
Common Stocks (continued)
Align Technology, Inc.* 413 $ 77,243
Baxter International, Inc. 2,945 101,632
Becton Dickinson & Co. 1,666 375,733
Boston Scientific Corp.* 8,504 882,630
Cooper Cos., Inc. (The)* 1,153 104,208
Dexcom, Inc.* 2,250 198,832
Edwards Lifesciences Corp.* 3,403 243,723
GE HealthCare Technologies,
Inc. 2,640 230,604
Hologic, Inc.* 1,343 85,133
IDEXX Laboratories, Inc.* 475 207,627
Insulet Corp.* 413 112,448
Intuitive Surgical, Inc.* 2,052 1,176,104
Medtronic plc 7,398 680,764
ResMed, Inc. 847 197,791
Solventum Corp.* 796 63,481
STERIS plc 576 126,294
Stryker Corp. 1,983 765,815
Teleflex, Inc. 271 35,975
Zimmer Biomet Holdings, Inc. 1,152 120,177
7,167,418
Health Care Providers & Services — 3.0%
Cardinal Health, Inc. 1,393 180,366
Cencora, Inc. 1,010 256,075
Centene Corp.* 2,911 169,304
Cigna Group (The) 1,601 494,469
CVS Health Corp. 7,262 477,259
DaVita, Inc.* 262 38,744
Elevance Health, Inc. 1,340 531,819
HCA Healthcare, Inc. 1,052 322,227
Henry Schein, Inc.* 722 52,107
Humana, Inc. 697 188,483
Labcorp Holdings, Inc. 485 121,754
McKesson Corp. 736 471,231
Molina Healthcare, Inc.* 335 100,875
Quest Diagnostics, Inc. 644 111,348
UnitedHealth Group, Inc. 5,310 2,522,038
Universal Health Services, Inc.,
Class
a
B 344 60,286
6,098,385
Health Care REITs — 0.4%
Alexandria Real Estate Equities,
Inc., REIT 900 92,034
Healthpeak Properties, Inc.,
REIT 4,037 82,597
Ventas, Inc., REIT 2,424 167,692
Welltower, Inc., REIT 3,413 523,930
866,253
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 4,033 65,052
Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc., Class
a
A* 2,496 346,620
Booking Holdings, Inc. 199 998,186
Caesars Entertainment, Inc.* 1,225 40,694
Carnival Corp.* 5,996 143,484

FEBRUARY 28, 2025 (Unaudited) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Chipotle Mexican Grill, Inc.,
Class
a
A* 7,862 $ 424,312
Darden Restaurants, Inc. 679 136,112
Domino's Pizza, Inc. 207 101,370
Expedia Group, Inc.* 711 140,750
Hilton Worldwide Holdings, Inc. 1,403 371,739
Las Vegas Sands Corp. 2,012 89,957
Marriott International, Inc.,
Class
a
A 1,333 373,840
McDonald's Corp. 4,130 1,273,403
MGM Resorts International* 1,307 45,431
Norwegian Cruise Line Holdings
Ltd.* 2,538 57,663
Royal Caribbean Cruises Ltd. 1,425 350,693
Starbucks Corp. 6,538 757,166
Wynn Resorts Ltd. 538 48,054
Yum! Brands, Inc. 1,606 251,130
5,950,604
Household Durables — 0.4%
DR Horton, Inc. 1,682 213,294
Garmin Ltd. 888 203,290
Lennar Corp., Class
a
A 1,374 164,372
Mohawk Industries, Inc.* 307 36,100
NVR, Inc.* 18 130,421
PulteGroup, Inc. 1,179 121,767
869,244
Household Products — 1.7%
Church & Dwight Co., Inc. 1,411 156,903
Clorox Co. (The) 717 112,132
Colgate-Palmolive Co. 4,716 429,958
Kimberly-Clark Corp. 1,925 273,369
Procter & Gamble Co. (The) 13,587 2,361,964
3,334,326
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 4,106 47,588
Vistra Corp. 1,965 262,642
310,230
Industrial Conglomerates — 0.6%
3M Co. 3,140 487,077
Honeywell International, Inc. 3,749 798,124
1,285,201
Industrial REITs — 0.3%
Prologis, Inc., REIT 5,345 662,352
Insurance — 3.2%
Aflac, Inc. 2,880 315,274
Allstate Corp. (The) 1,530 304,699
American International Group,
Inc. 3,599 298,501
Aon plc, Class
a
A 1,246 509,764
Arch Capital Group Ltd. 2,163 200,964
Arthur J Gallagher & Co. 1,440 486,346
Assurant, Inc. 300 62,367
Brown & Brown, Inc. 1,374 162,874
Investments
Shares Value
Common Stocks (continued)
Chubb Ltd. 2,164 $ 617,779
Cincinnati Financial Corp. 904 133,620
Erie Indemnity Co., Class
a
A 150 64,211
Everest Group Ltd. 249 87,952
Globe Life, Inc. 487 62,058
Hartford Insurance Group, Inc.
(The) 1,671 197,646
Loews Corp. 1,042 90,310
Marsh & McLennan Cos., Inc. 2,836 674,514
MetLife, Inc. 3,354 289,048
Principal Financial Group, Inc. 1,211 107,827
Progressive Corp. (The) 3,379 952,878
Prudential Financial, Inc. 2,051 236,070
Travelers Cos., Inc. (The) 1,311 338,880
W R Berkley Corp. 1,738 109,633
Willis Towers Watson plc 588 199,714
6,502,929
Interactive Media & Services — 9.4%
Alphabet, Inc., Class
a
A 33,709 5,739,969
Alphabet, Inc., Class
a
C 27,452 4,727,783
Match Group, Inc. 1,447 45,884
Meta Platforms, Inc., Class
a
A 12,579 8,405,288
18,918,924
Leisure Products — 0.0%(a)
Hasbro, Inc. 753 49,028
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. 1,656 211,835
Bio-Techne Corp. 920 56,810
Charles River Laboratories
International, Inc.* 299 49,428
Danaher Corp. 3,704 769,543
IQVIA Holdings, Inc.* 992 187,290
Mettler-Toledo International,
Inc.* 127 161,635
Revvity, Inc. 705 79,066
Thermo Fisher Scientific, Inc. 2,210 1,169,002
Waters Corp.* 348 131,314
West Pharmaceutical Services,
Inc. 427 99,209
2,915,132
Machinery — 2.3%
Caterpillar, Inc. 2,786 958,245
Cummins, Inc. 789 290,494
Deere & Co. 1,467 705,319
Dover Corp. 789 156,830
Fortive Corp. 2,006 159,557
IDEX Corp. 438 85,117
Illinois Tool Works, Inc. 1,553 409,961
Ingersoll Rand, Inc. 2,324 197,029
Nordson Corp. 318 66,872
Otis Worldwide Corp. 2,303 229,793
PACCAR, Inc. 3,027 324,616
Parker-Hannifin Corp. 738 493,360
Pentair plc 949 89,396
Snap-on, Inc. 307 104,739
Stanley Black & Decker, Inc. 891 77,098

S&P 500
®
EX-TECHNOLOGY ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Westinghouse Air Brake
Technologies Corp. 989 $ 183,321
Xylem, Inc. 1,398 182,984
4,714,731
Media — 0.7%
Charter Communications, Inc.,
Class
a
A* 563 204,690
Comcast Corp., Class
a
A 22,021 790,114
Fox Corp., Class
a
A 1,277 73,555
Fox Corp., Class
a
B 758 40,985
Interpublic Group of Cos., Inc.
(The) 2,150 58,910
News Corp., Class
a
A 2,190 62,678
News Corp., Class
a
B 647 20,885
Omnicom Group, Inc. 1,128 93,353
Paramount Global, Class
a
B 3,436 39,033
1,384,203
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 8,291 306,021
Newmont Corp. 6,568 281,373
Nucor Corp. 1,359 186,822
Steel Dynamics, Inc. 816 110,217
884,433
Multi-Utilities — 0.9%
Ameren Corp. 1,543 156,707
CenterPoint Energy, Inc. 3,758 129,200
CMS Energy Corp. 1,725 126,011
Consolidated Edison, Inc. 2,003 203,345
Dominion Energy, Inc. 4,845 274,324
DTE Energy Co. 1,191 159,237
NiSource, Inc. 2,691 109,820
Public Service Enterprise
Group, Inc. 2,870 232,900
Sempra 3,656 261,660
WEC Energy Group, Inc. 1,821 194,282
1,847,486
Office REITs — 0.0%(a)
BXP, Inc., REIT 839 59,510
Oil, Gas & Consumable Fuels — 4.4%
APA Corp. 2,136 44,215
Chevron Corp. 9,637 1,528,621
ConocoPhillips 7,464 740,056
Coterra Energy, Inc. 4,251 114,734
Devon Energy Corp. 3,789 137,237
Diamondback Energy, Inc. 1,079 171,518
EOG Resources, Inc. 3,247 412,174
EQT Corp. 3,445 165,946
Exxon Mobil Corp. 25,352 2,822,438
Hess Corp. 1,590 236,815
Kinder Morgan, Inc. 11,148 302,111
Marathon Petroleum Corp. 1,851 277,983
Occidental Petroleum Corp. 3,902 190,574
ONEOK, Inc. 3,579 359,296
Phillips 66 2,384 309,181
Targa Resources Corp. 1,257 253,562
Investments
Shares Value
Common Stocks (continued)
Texas Pacific Land Corp. 113 $ 161,358
Valero Energy Corp. 1,823 238,321
Williams Cos., Inc. (The) 7,034 409,238
8,875,378
Passenger Airlines — 0.3%
Delta Air Lines, Inc. 3,703 222,624
Southwest Airlines Co. 3,463 107,561
United Airlines Holdings, Inc.* 1,897 177,958
508,143
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 1,350 97,079
Kenvue, Inc. 11,064 261,110
358,189
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co. 11,703 697,733
Eli Lilly & Co. 4,549 4,187,946
Johnson & Johnson 13,885 2,291,302
Merck & Co., Inc. 14,592 1,346,112
Pfizer, Inc. 32,686 863,891
Viatris, Inc. 6,882 63,521
Zoetis, Inc., Class
a
A 2,605 435,660
9,886,165
Professional Services — 0.9%
Automatic Data Processing, Inc. 2,351 740,988
Broadridge Financial Solutions,
Inc. 676 163,065
Dayforce, Inc.* 913 56,597
Equifax, Inc. 718 176,054
Jacobs Solutions, Inc. 720 92,239
Leidos Holdings, Inc. 766 99,557
Paychex, Inc. 1,845 279,831
Paycom Software, Inc. 284 62,329
Verisk Analytics, Inc., Class
a
A 814 241,685
1,912,345
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 1,737 246,550
CoStar Group, Inc.* 2,367 180,484
427,034
Residential REITs — 0.4%
AvalonBay Communities, Inc.,
REIT 819 185,242
Camden Property Trust, REIT 623 77,289
Equity Residential, REIT 1,973 146,337
Essex Property Trust, Inc., REIT 378 117,774
Invitation Homes, Inc., REIT 3,283 111,655
Mid-America Apartment
Communities, Inc., REIT 676 113,649
UDR, Inc., REIT 1,735 78,387
830,333

FEBRUARY 28, 2025 (Unaudited) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Retail REITs — 0.4%
Federal Realty Investment Trust,
REIT 442 $ 46,596
Kimco Realty Corp., REIT 3,893 86,035
Realty Income Corp., REIT 5,048 287,887
Regency Centers Corp., REIT 947 72,635
Simon Property Group, Inc.,
REIT 1,772 329,752
822,905
Specialized REITs — 1.3%
American Tower Corp., REIT 2,693 553,735
Crown Castle, Inc., REIT 2,506 235,815
Digital Realty Trust, Inc., REIT 1,793 280,282
Equinix, Inc., REIT 562 508,396
Extra Space Storage, Inc., REIT 1,221 186,276
Iron Mountain, Inc., REIT 1,693 157,737
Public Storage, REIT 912 276,901
SBA Communications Corp.,
Class
a
A, REIT 628 136,841
VICI Properties, Inc., Class
a
A,
REIT 6,079 197,507
Weyerhaeuser Co., REIT 4,191 126,149
2,659,639
Specialty Retail — 2.7%
AutoZone, Inc.* 101 352,794
Best Buy Co., Inc. 1,130 101,598
CarMax, Inc.* 896 74,341
Home Depot, Inc. (The) 5,731 2,272,915
Lowe's Cos., Inc. 3,277 814,793
O'Reilly Automotive, Inc.* 339 465,664
Ross Stores, Inc. 1,915 268,713
TJX Cos., Inc. (The) 6,504 811,439
Tractor Supply Co. 3,078 170,367
Ulta Beauty, Inc.* 275 100,749
5,433,373
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.* 878 122,358
Lululemon Athletica, Inc.* 652 238,378
NIKE, Inc., Class
a
B 6,872 545,843
Ralph Lauren Corp., Class
a
A 232 62,904
Tapestry, Inc. 1,348 115,146
1,084,629
Tobacco — 1.0%
Altria Group, Inc. 9,779 546,157
Philip Morris International, Inc. 8,973 1,393,328
1,939,485
Trading Companies & Distributors — 0.4%
Fastenal Co. 3,301 249,985
United Rentals, Inc. 386 247,935
WW Grainger, Inc. 257 262,451
760,371
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 0.1%
American Water Works Co., Inc. 1,127 $ 153,238
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. 2,814 758,908
Total Common Stocks
(Cost $194,447,595)
201,838,382
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (b) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $151,740
(Cost $151,684) $ 151,684
151,684
Total Investments — 99.9%
(Cost $194,599,279) 201,990,066
Other assets less liabilities — 0.1% 253,125
Net Assets — 100.0% $ 202,243,191
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
HIGH INCOME ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) — 97.0%
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.* 966 $ 510,483
Boeing Co. (The)* 9,971 1,741,236
General Dynamics Corp. 3,441 869,197
General Electric Co. 14,431 2,986,928
Howmet Aerospace, Inc. 5,417 739,962
Huntington Ingalls Industries,
Inc. 522 91,653
L3Harris Technologies, Inc. 2,529 521,252
Lockheed Martin Corp. 2,813 1,266,891
Northrop Grumman Corp. 1,826 843,137
RTX Corp. 17,746 2,360,040
Textron, Inc. 2,474 184,882
TransDigm Group, Inc. 750 1,025,400
13,141,061
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 1,576 160,153
Expeditors International of
Washington, Inc. 1,866 218,994
FedEx Corp. 2,997 787,911
United Parcel Service, Inc.,
Class
a
B 9,751 1,160,662
2,327,720
Automobile Components — 0.0%(b)
Aptiv plc* 3,134 204,086
BorgWarner, Inc. 2,915 86,780
290,866
Automobiles — 1.7%
Ford Motor Co. 52,076 497,326
General Motors Co. 14,665 720,491
Tesla, Inc.* 37,239 10,910,282
12,128,099
Banks — 3.5%
Bank of America Corp. 89,032 4,104,375
Citigroup, Inc. 25,219 2,016,259
Citizens Financial Group, Inc. 5,876 268,945
Fifth Third Bancorp 8,941 388,665
Huntington Bancshares, Inc. 19,372 319,057
JPMorgan Chase & Co. 37,555 9,938,931
KeyCorp 13,220 228,970
M&T Bank Corp. 2,213 424,276
PNC Financial Services Group,
Inc. (The) 5,291 1,015,449
Regions Financial Corp. 12,118 287,318
Truist Financial Corp. 17,705 820,627
US Bancorp 20,806 975,801
Wells Fargo & Co. 44,399 3,477,330
24,266,003
Beverages — 1.2%
Brown-Forman Corp., Class
a
B 2,428 80,391
Coca-Cola Co. (The) 51,705 3,681,913
Constellation Brands, Inc.,
Class
a
A 2,082 365,391
Investments
Shares Value
Common Stocks (a) (continued)
Keurig Dr Pepper, Inc. 15,013 $ 503,236
Molson Coors Beverage Co.,
Class
a
B 2,329 142,745
Monster Beverage Corp.* 9,337 510,267
PepsiCo, Inc. 18,294 2,807,580
8,091,523
Biotechnology — 1.8%
AbbVie, Inc. 23,562 4,925,165
Amgen, Inc. 7,168 2,208,174
Biogen, Inc.* 1,943 272,991
Gilead Sciences, Inc. 16,618 1,899,604
Incyte Corp.* 2,132 156,702
Moderna, Inc.* 4,515 139,784
Regeneron Pharmaceuticals,
Inc. 1,404 981,031
Vertex Pharmaceuticals, Inc.* 3,434 1,647,599
12,231,050
Broadline Retail — 3.9%
Amazon.com, Inc.* 124,846 26,502,309
eBay, Inc. 6,387 413,494
26,915,803
Building Products — 0.5%
A O Smith Corp. 1,588 105,570
Allegion plc 1,159 149,175
Builders FirstSource, Inc.* 1,535 213,350
Carrier Global Corp. 11,124 720,835
Johnson Controls International
plc 8,908 763,059
Lennox International, Inc. 427 256,648
Masco Corp. 2,877 216,293
Trane Technologies plc 3,000 1,061,100
3,486,030
Capital Markets — 3.2%
Ameriprise Financial, Inc. 1,294 695,266
Bank of New York Mellon Corp.
(The) 9,695 862,370
Blackrock, Inc. 1,941 1,897,871
Blackstone, Inc. 9,634 1,552,615
Cboe Global Markets, Inc. 1,396 294,277
Charles Schwab Corp. (The) 22,745 1,808,910
CME Group, Inc. 4,805 1,219,365
FactSet Research Systems, Inc. 507 234,102
Franklin Resources, Inc. 4,119 83,410
Goldman Sachs Group, Inc.
(The) 4,185 2,604,284
Intercontinental Exchange, Inc. 7,656 1,326,249
Invesco Ltd. 5,997 104,288
KKR & Co., Inc. 9,001 1,220,446
MarketAxess Holdings, Inc. 503 96,973
Moody's Corp. 2,078 1,047,187
Morgan Stanley 16,541 2,201,773
MSCI, Inc., Class
a
A 1,045 617,083
Nasdaq, Inc. 5,518 456,780
Northern Trust Corp. 2,643 291,312
Raymond James Financial, Inc. 2,440 377,395
S&P Global, Inc. 4,233 2,259,321

FEBRUARY 28, 2025 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
State Street Corp. 3,909 $ 387,890
T. Rowe Price Group, Inc. 2,963 313,248
21,952,415
Chemicals — 1.3%
Air Products and Chemicals,
Inc. 2,966 937,701
Albemarle Corp. 1,567 120,706
Celanese Corp., Class
a
A 1,458 74,271
CF Industries Holdings, Inc. 2,320 187,966
Corteva, Inc. 9,168 577,401
Dow, Inc. 9,334 355,719
DuPont de Nemours, Inc. 5,574 455,786
Eastman Chemical Co. 1,546 151,276
Ecolab, Inc. 3,361 904,143
FMC Corp. 1,665 61,438
International Flavors &
Fragrances, Inc. 3,410 278,972
Linde plc 6,349 2,965,300
LyondellBasell Industries NV,
Class
a
A 3,464 266,139
Mosaic Co. (The) 4,234 101,277
PPG Industries, Inc. 3,094 350,303
Sherwin-Williams Co. (The) 3,090 1,119,414
8,907,812
Commercial Services & Supplies — 0.6%
Cintas Corp. 4,572 948,690
Copart, Inc.* 11,690 640,612
Republic Services, Inc., Class
a
A 2,715 643,509
Rollins, Inc. 3,745 196,201
Veralto Corp. 3,298 329,009
Waste Management, Inc. 4,871 1,133,871
3,891,892
Communications Equipment — 0.9%
Arista Networks, Inc.* 13,774 1,281,671
Cisco Systems, Inc. 53,176 3,409,113
F5, Inc.* 776 226,926
Juniper Networks, Inc. 4,415 159,823
Motorola Solutions, Inc. 2,229 981,250
6,058,783
Construction & Engineering — 0.1%
Quanta Services, Inc. 1,970 511,471
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 815 393,759
Vulcan Materials Co. 1,761 435,513
829,272
Consumer Finance — 0.6%
American Express Co. 7,421 2,233,424
Capital One Financial Corp. 5,087 1,020,198
Discover Financial Services 3,348 653,496
Synchrony Financial 5,191 314,990
4,222,108
Investments
Shares Value
Common Stocks (a) (continued)
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp. 5,908 $ 6,195,188
Dollar General Corp. 2,933 217,570
Dollar Tree, Inc.* 2,695 196,358
Kroger Co. (The) 8,876 575,342
Sysco Corp. 6,550 494,787
Target Corp. 6,143 763,206
Walgreens Boots Alliance, Inc. 9,568 102,186
Walmart, Inc. 57,904 5,709,914
14,254,551
Containers & Packaging — 0.2%
Amcor plc 19,273 195,043
Avery Dennison Corp. 1,071 201,316
Ball Corp. 3,979 209,654
International Paper Co. 6,998 394,337
Packaging Corp. of America 1,189 253,364
Smurfit WestRock plc 6,590 343,141
1,596,855
Distributors — 0.1%
Genuine Parts Co. 1,854 231,527
LKQ Corp. 3,466 146,231
Pool Corp. 508 176,276
554,034
Diversified Telecommunication Services — 0.7%
AT&T, Inc. 95,676 2,622,479
Verizon Communications, Inc. 56,132 2,419,289
5,041,768
Electric Utilities — 1.5%
Alliant Energy Corp. 3,422 220,822
American Electric Power Co.,
Inc. 7,101 753,061
Constellation Energy Corp. 4,168 1,044,271
Duke Energy Corp. 10,301 1,210,264
Edison International 5,163 281,074
Entergy Corp. 5,717 499,151
Evergy, Inc. 3,066 211,278
Eversource Energy 4,885 307,804
Exelon Corp. 13,399 592,236
FirstEnergy Corp. 6,839 265,148
NextEra Energy, Inc. 27,433 1,924,973
NRG Energy, Inc. 2,701 285,523
PG&E Corp. 29,150 476,311
Pinnacle West Capital Corp. 1,516 140,291
PPL Corp. 9,840 346,466
Southern Co. (The) 14,611 1,311,922
Xcel Energy, Inc. 7,659 552,214
10,422,809
Electrical Equipment — 0.7%
AMETEK, Inc. 3,084 583,801
Eaton Corp. plc 5,271 1,546,090
Emerson Electric Co. 7,603 924,601
GE Vernova, Inc. 3,676 1,232,122
Generac Holdings, Inc.* 794 108,103

S&P 500
®
HIGH INCOME ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Hubbell, Inc., Class
a
B 716 $ 266,058
Rockwell Automation, Inc. 1,506 432,448
5,093,223
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class
a
A 16,080 1,070,928
CDW Corp. 1,777 316,661
Corning, Inc. 10,278 515,442
Jabil, Inc. 1,505 233,155
Keysight Technologies, Inc.* 2,315 369,312
TE Connectivity plc 3,991 614,734
Teledyne Technologies, Inc.* 621 319,827
Trimble, Inc.* 3,256 234,367
Zebra Technologies Corp.,
Class
a
A* 688 216,754
3,891,180
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 13,194 588,320
Halliburton Co. 11,713 308,872
Schlumberger NV 18,830 784,458
1,681,650
Entertainment — 1.4%
Electronic Arts, Inc. 3,183 410,989
Live Nation Entertainment, Inc.* 2,091 299,766
Netflix, Inc.* 5,700 5,589,192
Take-Two Interactive Software,
Inc.* 2,177 461,480
Walt Disney Co. (The) 24,154 2,748,725
Warner Bros Discovery, Inc.* 29,780 341,279
9,851,431
Financial Services — 4.6%
Apollo Global Management, Inc. 5,960 889,649
Berkshire Hathaway, Inc.,
Class
a
B* 24,441 12,558,519
Corpay, Inc.* 930 341,357
Fidelity National Information
Services, Inc. 7,179 510,571
Fiserv, Inc.* 7,586 1,787,944
Global Payments, Inc. 3,394 357,320
Jack Henry & Associates, Inc. 973 168,903
Mastercard, Inc., Class
a
A 10,930 6,299,068
PayPal Holdings, Inc.* 13,368 949,796
Visa, Inc., Class
a
A 23,042 8,357,564
32,220,691
Food Products — 0.6%
Archer-Daniels-Midland Co. 6,375 300,900
Bunge Global SA 1,862 138,142
Campbell's Co. (The) 2,619 104,917
Conagra Brands, Inc. 6,361 162,460
General Mills, Inc. 7,403 448,770
Hershey Co. (The) 1,970 340,239
Hormel Foods Corp. 3,875 110,941
J M Smucker Co. (The) 1,418 156,732
Kellanova 3,585 297,196
Kraft Heinz Co. (The) 11,766 361,334
Lamb Weston Holdings, Inc. 1,901 98,605
Investments
Shares Value
Common Stocks (a) (continued)
McCormick & Co., Inc.
(Non-Voting) 3,363 $ 277,817
Mondelez International, Inc.,
Class
a
A 17,833 1,145,414
Tyson Foods, Inc., Class
a
A 3,812 233,828
4,177,295
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 2,070 314,909
Ground Transportation — 0.9%
CSX Corp. 25,713 823,073
JB Hunt Transport Services,
Inc. 1,063 171,345
Norfolk Southern Corp. 3,014 740,690
Old Dominion Freight Line, Inc. 2,505 442,133
Uber Technologies, Inc.* 28,078 2,134,209
Union Pacific Corp. 8,084 1,994,242
6,305,692
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories 23,138 3,193,276
Align Technology, Inc.* 936 175,060
Baxter International, Inc. 6,808 234,944
Becton Dickinson & Co. 3,854 869,193
Boston Scientific Corp.* 19,652 2,039,681
Cooper Cos., Inc. (The)* 2,656 240,049
Dexcom, Inc.* 5,208 460,231
Edwards Lifesciences Corp.* 7,865 563,291
GE HealthCare Technologies,
Inc. 6,092 532,136
Hologic, Inc.* 3,098 196,382
IDEXX Laboratories, Inc.* 1,091 476,887
Insulet Corp.* 935 254,573
Intuitive Surgical, Inc.* 4,749 2,721,890
Medtronic plc 17,097 1,573,266
ResMed, Inc. 1,958 457,232
Solventum Corp.* 1,843 146,979
STERIS plc 1,316 288,546
Stryker Corp. 4,575 1,766,819
Teleflex, Inc. 619 82,172
Zimmer Biomet Holdings, Inc. 2,655 276,970
16,549,577
Health Care Providers & Services — 2.0%
Cardinal Health, Inc. 3,227 417,832
Cencora, Inc. 2,338 592,776
Centene Corp.* 6,732 391,533
Cigna Group (The) 3,711 1,146,142
CVS Health Corp. 16,779 1,102,716
DaVita, Inc.* 601 88,876
Elevance Health, Inc. 3,093 1,227,550
HCA Healthcare, Inc. 2,432 744,922
Henry Schein, Inc.* 1,663 120,019
Humana, Inc. 1,605 434,024
Labcorp Holdings, Inc. 1,115 279,910
McKesson Corp. 1,693 1,083,960
Molina Healthcare, Inc.* 763 229,754
Quest Diagnostics, Inc. 1,489 257,448
UnitedHealth Group, Inc. 12,271 5,828,234

FEBRUARY 28, 2025 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Universal Health Services, Inc.,
Class
a
B 783 $ 137,221
14,082,917
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 2,074 212,087
Healthpeak Properties, Inc.,
REIT 9,326 190,810
Ventas, Inc., REIT 5,593 386,924
Welltower, Inc., REIT 7,888 1,210,887
2,000,708
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 9,320 150,332
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class
a
A* 5,772 801,558
Booking Holdings, Inc. 441 2,212,060
Caesars Entertainment, Inc.* 2,833 94,112
Carnival Corp.* 13,850 331,431
Chipotle Mexican Grill, Inc.,
Class
a
A* 18,170 980,635
Darden Restaurants, Inc. 1,566 313,920
Domino's Pizza, Inc. 460 225,267
Expedia Group, Inc.* 1,638 324,258
Hilton Worldwide Holdings, Inc. 3,250 861,120
Las Vegas Sands Corp. 4,640 207,454
Marriott International, Inc.,
Class
a
A 3,075 862,384
McDonald's Corp. 9,556 2,946,401
MGM Resorts International* 3,017 104,871
Norwegian Cruise Line Holdings
Ltd.* 5,860 133,139
Royal Caribbean Cruises Ltd. 3,298 811,638
Starbucks Corp. 15,118 1,750,816
Wynn Resorts Ltd. 1,234 110,221
Yum! Brands, Inc. 3,721 581,853
13,653,138
Household Durables — 0.3%
DR Horton, Inc. 3,889 493,164
Garmin Ltd. 2,048 468,849
Lennar Corp., Class
a
A 3,185 381,022
Mohawk Industries, Inc.* 699 82,195
NVR, Inc.* 41 297,069
PulteGroup, Inc. 2,736 282,574
2,004,873
Household Products — 1.1%
Church & Dwight Co., Inc. 3,267 363,290
Clorox Co. (The) 1,650 258,044
Colgate-Palmolive Co. 10,894 993,206
Kimberly-Clark Corp. 4,446 631,376
Procter & Gamble Co. (The) 31,408 5,459,967
7,705,883
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 9,480 109,873
Investments
Shares Value
Common Stocks (a) (continued)
Vistra Corp. 4,537 $ 606,416
716,289
Industrial Conglomerates — 0.4%
3M Co. 7,261 1,126,326
Honeywell International, Inc. 8,674 1,846,608
2,972,934
Industrial REITs — 0.2%
Prologis, Inc., REIT 12,350 1,530,412
Insurance — 2.2%
Aflac, Inc. 6,667 729,837
Allstate Corp. (The) 3,531 703,199
American International Group,
Inc. 8,317 689,812
Aon plc, Class
a
A 2,884 1,179,902
Arch Capital Group Ltd. 4,997 464,271
Arthur J Gallagher & Co. 3,331 1,125,012
Assurant, Inc. 684 142,197
Brown & Brown, Inc. 3,165 375,179
Chubb Ltd. 4,999 1,427,115
Cincinnati Financial Corp. 2,084 308,036
Erie Indemnity Co., Class
a
A 333 142,547
Everest Group Ltd. 574 202,748
Globe Life, Inc. 1,119 142,594
Hartford Insurance Group, Inc.
(The) 3,866 457,271
Loews Corp. 2,410 208,875
Marsh & McLennan Cos., Inc. 6,548 1,557,376
MetLife, Inc. 7,758 668,584
Principal Financial Group, Inc. 2,804 249,668
Progressive Corp. (The) 7,811 2,202,702
Prudential Financial, Inc. 4,750 546,725
Travelers Cos., Inc. (The) 3,027 782,449
W R Berkley Corp. 4,014 253,203
Willis Towers Watson plc 1,343 456,150
15,015,452
Interactive Media & Services — 6.3%
Alphabet, Inc., Class
a
A 77,913 13,267,026
Alphabet, Inc., Class
a
C 63,461 10,929,253
Match Group, Inc. 3,347 106,133
Meta Platforms, Inc., Class
a
A 29,083 19,433,261
43,735,673
IT Services — 1.2%
Accenture plc, Class
a
A 8,336 2,905,096
Akamai Technologies, Inc.* 2,004 161,683
Cognizant Technology Solutions
Corp., Class
a
A 6,611 550,894
EPAM Systems, Inc.* 757 156,048
Gartner, Inc.* 1,029 512,771
GoDaddy, Inc., Class
a
A* 1,870 335,665
International Business
Machines Corp. 12,329 3,112,333
VeriSign, Inc.* 1,102 262,144
7,996,634

S&P 500
®
HIGH INCOME ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Leisure Products — 0.0%(b)
Hasbro, Inc. 1,749 $ 113,877
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. 3,831 490,062
Bio-Techne Corp. 2,119 130,848
Charles River Laboratories
International, Inc.* 682 112,741
Danaher Corp. 8,572 1,780,919
IQVIA Holdings, Inc.* 2,300 434,240
Mettler-Toledo International,
Inc.* 282 358,907
Revvity, Inc. 1,623 182,020
Thermo Fisher Scientific, Inc. 5,101 2,698,225
Waters Corp.* 792 298,853
West Pharmaceutical Services,
Inc. 966 224,440
6,711,255
Machinery — 1.6%
Caterpillar, Inc. 6,441 2,215,382
Cummins, Inc. 1,829 673,401
Deere & Co. 3,393 1,631,321
Dover Corp. 1,829 363,550
Fortive Corp. 4,627 368,032
IDEX Corp. 1,010 196,273
Illinois Tool Works, Inc. 3,583 945,840
Ingersoll Rand, Inc. 5,374 455,608
Nordson Corp. 724 152,250
Otis Worldwide Corp. 5,327 531,528
PACCAR, Inc. 6,992 749,822
Parker-Hannifin Corp. 1,717 1,147,832
Pentair plc 2,203 207,523
Snap-on, Inc. 700 238,819
Stanley Black & Decker, Inc. 2,055 177,819
Westinghouse Air Brake
Technologies Corp. 2,292 424,845
Xylem, Inc. 3,242 424,345
10,904,190
Media — 0.5%
Charter Communications, Inc.,
Class
a
A* 1,290 469,005
Comcast Corp., Class
a
A 50,898 1,826,220
Fox Corp., Class
a
A 2,951 169,977
Fox Corp., Class
a
B 1,760 95,163
Interpublic Group of Cos., Inc.
(The) 4,967 136,096
News Corp., Class
a
A 5,052 144,588
News Corp., Class
a
B 1,492 48,162
Omnicom Group, Inc. 2,601 215,259
Paramount Global, Class
a
B 7,935 90,142
3,194,612
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 19,165 707,380
Newmont Corp. 15,177 650,183
Nucor Corp. 3,131 430,419
Investments
Shares Value
Common Stocks (a) (continued)
Steel Dynamics, Inc. 1,888 $ 255,012
2,042,994
Multi-Utilities — 0.6%
Ameren Corp. 3,560 361,554
CenterPoint Energy, Inc. 8,691 298,797
CMS Energy Corp. 3,984 291,031
Consolidated Edison, Inc. 4,620 469,022
Dominion Energy, Inc. 11,201 634,201
DTE Energy Co. 2,761 369,146
NiSource, Inc. 6,225 254,042
Public Service Enterprise
Group, Inc. 6,646 539,323
Sempra 8,448 604,623
WEC Energy Group, Inc. 4,218 450,018
4,271,757
Office REITs — 0.0%(b)
BXP, Inc., REIT 1,940 137,604
Oil, Gas & Consumable Fuels — 3.0%
APA Corp. 4,933 102,113
Chevron Corp. 22,285 3,534,847
ConocoPhillips 17,249 1,710,238
Coterra Energy, Inc. 9,821 265,069
Devon Energy Corp. 8,759 317,251
Diamondback Energy, Inc. 2,493 396,287
EOG Resources, Inc. 7,499 951,923
EQT Corp. 7,957 383,289
Exxon Mobil Corp. 58,606 6,524,606
Hess Corp. 3,686 548,993
Kinder Morgan, Inc. 25,772 698,421
Marathon Petroleum Corp. 4,285 643,521
Occidental Petroleum Corp. 9,009 439,999
ONEOK, Inc. 8,276 830,828
Phillips 66 5,507 714,203
Targa Resources Corp. 2,911 587,207
Texas Pacific Land Corp. 251 358,415
Valero Energy Corp. 4,223 552,073
Williams Cos., Inc. (The) 16,255 945,716
20,504,999
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 8,549 513,966
Southwest Airlines Co. 7,997 248,387
United Airlines Holdings, Inc.* 4,387 411,544
1,173,897
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 3,113 223,856
Kenvue, Inc. 25,565 603,334
827,190
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co. 27,046 1,612,483
Eli Lilly & Co. 10,507 9,673,059
Johnson & Johnson 32,096 5,296,482
Merck & Co., Inc. 33,721 3,110,762

FEBRUARY 28, 2025 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Pfizer, Inc. 75,565 $ 1,997,183
Viatris, Inc. 15,914 146,886
Zoetis, Inc., Class
a
A 6,016 1,006,116
22,842,971
Professional Services — 0.6%
Automatic Data Processing, Inc. 5,434 1,712,688
Broadridge Financial Solutions,
Inc. 1,558 375,821
Dayforce, Inc.* 2,103 130,365
Equifax, Inc. 1,653 405,316
Jacobs Solutions, Inc. 1,657 212,278
Leidos Holdings, Inc. 1,782 231,606
Paychex, Inc. 4,271 647,783
Paycom Software, Inc. 648 142,217
Verisk Analytics, Inc., Class
a
A 1,883 559,081
4,417,155
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 4,011 569,321
CoStar Group, Inc.* 5,467 416,859
986,180
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 1,894 428,385
Camden Property Trust, REIT 1,422 176,413
Equity Residential, REIT 4,553 337,696
Essex Property Trust, Inc., REIT 857 267,016
Invitation Homes, Inc., REIT 7,598 258,408
Mid-America Apartment
Communities, Inc., REIT 1,558 261,931
UDR, Inc., REIT 4,005 180,946
1,910,795
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 1,020 107,528
Kimco Realty Corp., REIT 8,987 198,613
Realty Income Corp., REIT 11,672 665,654
Regency Centers Corp., REIT 2,178 167,053
Simon Property Group, Inc.,
REIT 4,090 761,108
1,899,956
Semiconductors & Semiconductor Equipment — 10.3%
Advanced Micro Devices, Inc.* 21,650 2,161,969
Analog Devices, Inc. 6,623 1,523,687
Applied Materials, Inc. 10,993 1,737,664
Broadcom, Inc. 62,297 12,423,891
Enphase Energy, Inc.* 1,801 103,251
First Solar, Inc.* 1,428 194,465
Intel Corp. 57,510 1,364,712
KLA Corp. 1,787 1,266,697
Lam Research Corp. 17,157 1,316,628
Microchip Technology, Inc. 7,161 421,496
Micron Technology, Inc. 14,784 1,384,226
Monolithic Power Systems, Inc. 650 397,156
NVIDIA Corp. 327,089 40,859,958
NXP Semiconductors NV 3,389 730,635
Investments
Shares Value
Common Stocks (a) (continued)
ON Semiconductor Corp.* 5,678 $ 267,150
QUALCOMM, Inc. 14,815 2,328,474
Skyworks Solutions, Inc. 2,130 141,986
Teradyne, Inc. 2,172 238,616
Texas Instruments, Inc. 12,164 2,384,022
71,246,683
Software — 9.6%
Adobe, Inc.* 5,869 2,573,909
ANSYS, Inc.* 1,166 388,569
Autodesk, Inc.* 2,867 786,160
Cadence Design Systems, Inc.* 3,657 916,078
Crowdstrike Holdings, Inc.,
Class
a
A* 3,103 1,209,115
Fair Isaac Corp.* 325 613,064
Fortinet, Inc.* 8,485 916,465
Gen Digital, Inc. 7,230 197,596
Intuit, Inc. 3,736 2,293,306
Microsoft Corp. 99,171 39,369,895
Oracle Corp. 21,431 3,558,832
Palantir Technologies, Inc.,
Class
a
A* 27,385 2,325,534
Palo Alto Networks, Inc.* 8,727 1,661,883
PTC, Inc.* 1,601 261,972
Roper Technologies, Inc. 1,430 835,835
Salesforce, Inc. 12,755 3,799,077
ServiceNow, Inc.* 2,746 2,553,121
Synopsys, Inc.* 2,048 936,509
Tyler Technologies, Inc.* 571 347,413
Workday, Inc., Class
a
A* 2,840 747,886
66,292,219
Specialized REITs — 0.9%
American Tower Corp., REIT 6,231 1,281,218
Crown Castle, Inc., REIT 5,793 545,121
Digital Realty Trust, Inc., REIT 4,156 649,666
Equinix, Inc., REIT 1,287 1,164,246
Extra Space Storage, Inc., REIT 2,827 431,287
Iron Mountain, Inc., REIT 3,915 364,761
Public Storage, REIT 2,101 637,906
SBA Communications Corp.,
Class
a
A, REIT 1,434 312,469
VICI Properties, Inc., Class
a
A,
REIT 14,056 456,679
Weyerhaeuser Co., REIT 9,688 291,609
6,134,962
Specialty Retail — 1.8%
AutoZone, Inc.* 225 785,927
Best Buy Co., Inc. 2,606 234,306
CarMax, Inc.* 2,065 171,333
Home Depot, Inc. (The) 13,244 5,252,570
Lowe's Cos., Inc. 7,564 1,880,713
O'Reilly Automotive, Inc.* 770 1,057,703
Ross Stores, Inc. 4,423 620,635
TJX Cos., Inc. (The) 15,040 1,876,390
Tractor Supply Co. 7,124 394,314
Ulta Beauty, Inc.* 628 230,074
12,503,965

S&P 500
®
HIGH INCOME ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. 201,558 $ 48,744,787
Dell Technologies, Inc., Class
a
C 4,096 420,905
Hewlett Packard Enterprise Co. 17,324 343,188
HP, Inc. 12,849 396,649
NetApp, Inc. 2,731 272,581
Seagate Technology Holdings
plc 2,820 287,386
Super Micro Computer, Inc.* 6,715 278,404
Western Digital Corp.* 4,610 225,567
50,969,467
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 2,025 282,204
Lululemon Athletica, Inc.* 1,506 550,609
NIKE, Inc., Class
a
B 15,875 1,260,951
Ralph Lauren Corp., Class
a
A 537 145,602
Tapestry, Inc. 3,111 265,742
2,505,108
Tobacco — 0.6%
Altria Group, Inc. 22,599 1,262,154
Philip Morris International, Inc. 20,735 3,219,731
4,481,885
Trading Companies & Distributors — 0.2%
Fastenal Co. 7,639 578,502
United Rentals, Inc. 875 562,030
WW Grainger, Inc. 591 603,535
1,744,067
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 2,599 353,386
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 6,499 1,752,715
Total Common Stocks
(Cost $651,924,926)
672,696,707
Principal
Amount
Short-Term Investments — 2.5%
Repurchase Agreements (c) — 2.5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $17,653,657
(Cost $17,647,291) $ 17,647,291
17,647,291
Total Investments — 99.5%
(Cost $669,572,217) 690,343,998
Other assets less liabilities — 0.5% 3,449,126
Net Assets — 100.0% $ 693,793,124
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $205,101,148.
(b) Represents less than 0.05% of net assets.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

FEBRUARY 28, 2025 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Futures Contracts Purchased
S&P 500
®
High Income ETF had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
S&P 500 E-Mini Index 61 3/21/2025 U.S. Dollar $ 18,187,913 $ (376,857)
Swap Agreements
S&P 500
®
High Income ETF had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
38,154,560 11/6/2025 BNP Paribas SA N/A
S&P 500
®
Daily Covered Call
Index (128,654)
652,965,530 12/11/2025 Goldman Sachs International N/A
S&P 500 Daily Covered Call
Index (2,088,484)
691,120,090 (2,217,138)
Total Unrealized
Depreciation
(2,217,138)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap. The fund receives the appreciation on the Reference Instrument from the counterparty and pays the deprecation on the Reference Instrument to the counterparty. This amount is included as part of the unrealized appreciation/
(depreciation).

S&P GLOBAL CORE BATTERY METALS ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ION
::
Investments
Shares Value
Common Stocks — 99.7%
Broadline Retail — 0.9%
Wesfarmers Ltd. 479 $ 22,042
Chemicals — 26.3%
Albemarle Corp. 981 75,566
Arcadium Lithium plc* 16,172 94,444
Chengxin Lithium Group Co.
Ltd., Class
a
A 31,500 57,696
Ganfeng Lithium Group Co.
Ltd., Class
a
H(a) 27,666 77,729
Qinghai Salt Lake Industry Co.
Ltd., Class
a
A* 36,000 81,557
Sociedad Quimica y Minera de
Chile SA, ADR 2,270 87,100
Tianqi Lithium Corp., Class
a
A 17,600 78,344
Zangge Mining Co. Ltd.,
Class
a
A 25,500 111,864
664,300
Construction & Engineering — 0.6%
Metallurgical Corp. of China
Ltd., Class
a
H 77,008 15,843
Electrical Equipment — 2.6%
Contemporary Amperex
Technology Co. Ltd., Class
a
A 400 14,515
Zhejiang Huayou Cobalt Co.
Ltd., Class
a
A 11,200 50,747
65,262
Metals & Mining — 68.0%
African Rainbow Minerals Ltd.
(b) 8,907 64,268
AMG Critical Materials NV 5,083 87,371
Aneka Tambang Tbk. 728,347 69,628
Anglo American Platinum Ltd. 1,655 49,786
Anglo American plc 1,336 39,258
BHP Group Ltd. 1,150 27,858
Boliden AB 1,423 49,693
China Nonferrous Mining Corp.
Ltd. 72,183 44,087
CMOC Group Ltd., Class
a
H 70,132 46,983
Core Lithium Ltd.*(b) 477,321 25,768
Eramet SA 1,212 65,567
First Quantum Minerals Ltd.* 3,904 48,437
Franco-Nevada Corp. 187 26,693
Glencore plc 7,223 28,997
IGO Ltd. 32,950 81,373
Impala Platinum Holdings Ltd.* 5,726 26,971
Jinchuan Group International
Resources Co. Ltd. 1,013,929 67,795
KGHM Polska Miedz SA 601 19,233
Lundin Mining Corp. 6,604 52,905
Mineral Resources Ltd.(b) 3,793 53,449
MMG Ltd.* 6,706 1,957
Northam Platinum Holdings Ltd. 4,717 24,402
Pacific Metals Co. Ltd.* 8,843 114,139
Pilbara Minerals Ltd.* 69,360 81,772
POSCO Holdings, Inc., ADR 143 6,612
Investments
Shares Value
Common Stocks (continued)
Sayona Mining Ltd.*(b) 2,820,922 $ 33,257
Sibanye Stillwater Ltd.* 40,102 30,178
Sinomine Resource Group Co.
Ltd., Class
a
A 18,700 87,168
South32 Ltd. 28,352 61,925
Tibet Mineral Development Co.
Ltd., Class
a
A 34,900 104,271
Timah Tbk. PT* 1,001,809 53,172
Vale Indonesia Tbk. PT* 446,663 78,395
Vale SA, Class
a
B, ADR 5,365 50,592
Zijin Mining Group Co. Ltd.,
Class
a
H 5,756 10,762
1,714,722
Trading Companies & Distributors — 1.3%
Sojitz Corp. 215 4,692
Sumitomo Corp. 915 20,387
Toyota Tsusho Corp. 502 8,320
33,399
Total Common Stocks
(Cost $3,269,050)
2,515,568
Total Investments — 99.7%
(Cost $3,269,050) 2,515,568
Other assets less liabilities — 0.3% 7,786
Net Assets — 100.0% $ 2,523,354
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February
28, 2025 was $78,757, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% – 6.25%, and maturity dates ranging from March 15,
2025 – August 15, 2054. The total value of collateral is $85,913.
Abbreviations
ADR American Depositary Receipt

FEBRUARY 28, 2025 (Unaudited) :: S&P GLOBAL CORE BATTERY METALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ION
::
S&P Global Core Battery Metals ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025:
China 33.7%
Australia 15.3%
Indonesia 8.0%
South Africa 7.7%
United States 6.7%
Japan 5.8%
Canada 5.1%
Netherlands 3.5%
Chile 3.4%
United Kingdom 2.7%
France 2.6%
Brazil 2.0%
Sweden 2.0%
Poland 0.8%
South Korea 0.3%
Hong Kong 0.1%
Other
a
0.3%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

S&P KENSHO CLEANTECH ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CTEX
::
Investments
Shares Value
Common Stocks — 99.6%
Automobiles — 2.3%
Tesla, Inc.* 226 $ 66,213
Building Products — 2.6%
Gibraltar Industries, Inc.* 1,144 75,172
Construction & Engineering — 5.8%
Arcosa, Inc. 1,050 88,074
Valmont Industries, Inc. 232 80,822
168,896
Diversified Consumer Services — 2.9%
ADT, Inc. 10,376 84,979
Electrical Equipment — 41.6%
American Superconductor
Corp.* 2,480 56,321
Array Technologies, Inc.* 18,080 95,462
Ballard Power Systems, Inc.* 82,921 101,993
Bloom Energy Corp., Class
a
A* 4,642 111,501
Energy Vault Holdings, Inc.* 28,864 39,255
Eos Energy Enterprises, Inc.*(a) 47,743 208,637
Fluence Energy, Inc.*(a) 3,714 21,244
GE Vernova, Inc. 324 108,598
Generac Holdings, Inc.* 613 83,460
NEXTracker, Inc., Class
a
A* 3,029 133,337
Plug Power, Inc.*(a) 57,440 92,478
Shoals Technologies Group,
Inc., Class
a
A* 26,575 80,522
Sunrun, Inc.* 11,358 82,346
1,215,154
Electronic Equipment, Instruments & Components — 2.8%
Corning, Inc. 1,657 83,099
Independent Power and Renewable Electricity Producers — 10.0%
Altus Power, Inc., Class
a
A* 28,497 140,490
Ormat Technologies, Inc. 1,389 97,008
Sunnova Energy International,
Inc.*(a) 32,047 53,198
290,696
Machinery — 5.2%
Cummins, Inc. 216 79,527
Hyster-Yale, Inc. 1,446 73,486
153,013
Semiconductors & Semiconductor Equipment — 26.4%
Applied Materials, Inc. 462 73,028
Canadian Solar, Inc.*(a) 9,977 100,269
Daqo New Energy Corp., ADR* 6,018 121,865
Enphase Energy, Inc.* 1,797 103,022
First Solar, Inc.* 588 80,074
JinkoSolar Holding Co. Ltd.,
ADR(a) 5,295 119,296
Investments
Shares Value
Common Stocks (continued)
SolarEdge Technologies, Inc.*(a) 10,534 $ 173,706
771,260
Total Common Stocks
(Cost $5,045,732)
2,908,482
Securities Lending Reinvestments (b) — 22.8%
Investment Companies — 22.8%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (c)
(Cost $665,224) 665,224 665,224
Total Investments — 122.4%
(Cost $5,710,956) 3,573,706
Liabilities in excess of other assets — (22.4%) (654,840)
Net Assets — 100.0% $ 2,918,866
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $638,117, collateralized in the form of cash with a value of $665,224 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $8,054 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.63% – 4.63%, and maturity dates ranging from April 15, 2026
– August 15, 2053. The total value of collateral is $673,278.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $665,224.
(c) Rate shown is the 7-day yield as of February 28, 2025.
Abbreviations
ADR American Depositary Receipt

FEBRUARY 28, 2025 (Unaudited) :: S&P KENSHO CLEANTECH ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CTEX
::
S&P Kensho Cleantech ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025:
United States 84.4%
China 8.3%
Canada 6.9%
Other
a
0.4%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

S&P KENSHO SMART FACTORIES ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MAKX
::
Investments
Shares Value
Common Stocks — 99.7%
Electrical Equipment — 15.7%
Allient, Inc. 1,324 $ 32,941
Emerson Electric Co. 499 60,684
Rockwell Automation, Inc. 215 61,737
155,362
Electronic Equipment, Instruments & Components — 23.1%
Cognex Corp. 1,480 48,544
FARO Technologies, Inc.* 1,366 43,657
Ouster, Inc.* 8,065 66,536
Sanmina Corp.* 469 38,421
Zebra Technologies Corp.,
Class
a
A* 100 31,505
228,663
Machinery — 15.2%
3D Systems Corp.* 17,693 59,979
Dover Corp. 194 38,562
Stratasys Ltd.* 4,886 51,645
150,186
Metals & Mining — 3.2%
POSCO Holdings, Inc., ADR 679 31,397
Semiconductors & Semiconductor Equipment — 13.9%
Ambarella, Inc.* 652 40,052
Applied Materials, Inc. 210 33,195
ON Semiconductor Corp.* 544 25,595
Investments
Shares Value
Common Stocks (continued)
Tower Semiconductor Ltd.* 905 $ 38,463
137,305
Software — 16.0%
Aspen Technology, Inc.* 259 68,700
Autodesk, Inc.* 209 57,310
PTC, Inc.* 199 32,562
158,572
Trading Companies & Distributors — 3.7%
Applied Industrial Technologies,
Inc. 146 36,585
Wireless Telecommunication Services — 8.9%
SK Telecom Co. Ltd., ADR 2,033 44,502
Turkcell Iletisim Hizmetleri A/S,
ADR 6,399 43,385
87,887
Total Common Stocks
(Cost $936,747)
985,957
Total Investments — 99.7%
(Cost $936,747) 985,957
Other assets less liabilities — 0.3% 2,859
Net Assets — 100.0% $ 988,816
* Non-income producing security.
Abbreviations
ADR American Depositary Receipt
S&P Kensho Smart Factories ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025:
United States 83.7%
South Korea 7.7%
Turkey 4.4%
Israel 3.9%
Other
a
0.3%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

FEBRUARY 28, 2025 (Unaudited) :: S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REGL
::
Investments
Shares Value
Common Stocks — 99 .8%
Automobiles — 1.8%
Thor Industries, Inc. 299,375 $ 29,754,881
Banks — 12.4%
Bank OZK 590,520 28,350,865
Commerce Bancshares, Inc. 455,685 29,642,309
Cullen/Frost Bankers, Inc. 215,856 29,578,748
International Bancshares Corp. 457,765 30,670,255
Prosperity Bancshares, Inc. 379,498 29,130,267
UMB Financial Corp. 248,473 27,414,026
United Bankshares, Inc. 783,209 28,305,173
203,091,643
Building Products — 1.6%
Carlisle Cos., Inc. 74,664 25,442,505
Capital Markets — 3.3%
Evercore, Inc., Class
a
A 105,173 25,430,831
SEI Investments Co. 354,162 28,350,668
53,781,499
Chemicals — 3.6%
RPM International, Inc. 237,843 29,466,369
Westlake Corp. 255,612 28,705,228
58,171,597
Commercial Services & Supplies — 3.9%
MSA Safety, Inc. 183,643 30,062,359
RB Global, Inc.(a) 332,728 34,064,693
64,127,052
Consumer Staples Distribution & Retail — 1.8%
Casey's General Stores, Inc. 73,131 30,291,592
Containers & Packaging — 5.4%
AptarGroup, Inc. 189,988 27,880,739
Silgan Holdings, Inc. 572,426 31,088,456
Sonoco Products Co. 620,620 29,678,048
88,647,243
Electric Utilities — 4.0%
OGE Energy Corp. 696,185 32,219,442
Portland General Electric Co. 729,627 32,709,178
64,928,620
Food Products — 3.8%
Flowers Foods, Inc. 1,504,514 28,194,592
Lancaster Colony Corp. 174,856 33,424,599
61,619,191
Gas Utilities — 10.0%
National Fuel Gas Co. 432,612 32,532,423
New Jersey Resources Corp. 641,673 31,044,140
ONE Gas, Inc. 436,822 32,827,173
Spire, Inc. 431,805 33,188,532
UGI Corp. 991,927 33,884,226
163,476,494
Investments
Shares Value
Common Stocks (continued)
Ground Transportation — 1.8%
Ryder System, Inc. 183,441 $ 30,170,541
Health Care Providers & Services — 3.7%
Chemed Corp. 54,586 32,795,269
Ensign Group, Inc. (The) 216,915 28,014,572
60,809,841
Insurance — 13.0%
American Financial Group, Inc. 222,712 28,124,071
Hanover Insurance Group, Inc.
(The) 195,739 33,379,372
Old Republic International
Corp. 830,349 31,976,740
Reinsurance Group of America,
Inc. 133,763 27,112,422
RenaissanceRe Holdings Ltd. 117,472 27,913,697
RLI Corp. 414,945 31,573,165
Unum Group 400,949 32,994,093
213,073,560
Leisure Products — 1.5%
Polaris, Inc. 558,708 25,097,163
Machinery — 7.3%
Donaldson Co., Inc. 416,094 28,747,935
Graco, Inc. 350,282 30,499,054
Lincoln Electric Holdings, Inc. 152,457 31,511,337
Toro Co. (The) 349,468 28,030,828
118,789,154
Metals & Mining — 1.9%
Royal Gold, Inc. 215,685 31,705,695
Multi-Utilities — 3.9%
Black Hills Corp. 522,502 31,966,673
Northwestern Energy Group,
Inc. 555,611 31,075,323
63,041,996
Oil, Gas & Consumable Fuels — 1.6%
DT Midstream, Inc. 269,951 25,939,592
Pharmaceuticals — 2.2%
Perrigo Co. plc 1,217,128 35,296,712
Professional Services — 1.8%
ManpowerGroup, Inc. 498,016 28,700,662
Residential REITs — 1.9%
Equity LifeStyle Properties, Inc.,
REIT 447,348 30,679,126
Retail REITs — 2.0%
NNN REIT, Inc. 757,753 32,166,615

S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REGL
::
Investments
Shares Value
Common Stocks (continued)
Specialty Retail — 1.7%
Williams-Sonoma, Inc. 140,801 $ 27,397,059
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies,
Inc. 115,381 28,912,171
Water Utilities — 2.1%
Essential Utilities, Inc. 898,036 34,107,407
Total Common Stocks
(Cost $1,472,939,123)
1,629,219,611
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (b) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $1,764,115
(Cost $1,763,478) $ 1,763,478
1,763,478
Total Investments — 99.9%
(Cost $1,474,702,601) 1,630,983,089
Other assets less liabilities — 0.1% 2,015,651
Net Assets — 100.0% $ 1,632,998,740
(a) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February
28, 2025 was $1,863,316, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% – 6.25%, and maturity dates ranging from July 15, 2025
– August 15, 2049. The total value of collateral is $1,926,018.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

FEBRUARY 28, 2025 (Unaudited) :: S&P TECHNOLOGY DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TDV
::
Investments
Shares Value
Common Stocks — 99 .8%
Communications Equipment — 5.3%
Cisco Systems, Inc. 110,747 $ 7,099,990
Motorola Solutions, Inc. 14,462 6,366,462
13,466,452
Electronic Equipment, Instruments & Components — 17.3%
Amphenol Corp., Class
a
A 87,683 5,839,688
Avnet, Inc. 125,441 6,339,788
Badger Meter, Inc. 31,241 6,570,919
CDW Corp. 35,128 6,259,810
Cognex Corp. 169,027 5,544,086
Littelfuse, Inc. 28,984 6,727,476
TE Connectivity plc 44,008 6,778,552
44,060,319
Financial Services — 11.5%
Cass Information Systems, Inc. 169,027 7,388,170
Jack Henry & Associates, Inc. 39,329 6,827,121
Mastercard, Inc., Class
a
A 12,986 7,483,962
Visa, Inc., Class
a
A(a) 21,157 7,673,856
29,373,109
IT Services — 5.6%
Accenture plc, Class
a
A 19,007 6,623,939
International Business
Machines Corp. 30,572 7,717,596
14,341,535
Professional Services — 12.0%
Broadridge Financial Solutions,
Inc. 29,049 7,007,200
CSG Systems International, Inc. 126,254 8,118,132
Genpact Ltd. 148,991 7,929,301
SS&C Technologies Holdings,
Inc. 85,701 7,631,674
30,686,307
Semiconductors & Semiconductor Equipment — 29.6%
Analog Devices, Inc. 30,459 7,007,397
Applied Materials, Inc. 34,911 5,518,382
Broadcom, Inc. 28,330 5,649,852
KLA Corp. 8,841 6,266,854
Lam Research Corp. 81,984 6,291,452
Microchip Technology, Inc. 116,712 6,869,668
Monolithic Power Systems, Inc. 9,900 6,048,999
Power Integrations, Inc. 108,457 6,594,186
QUALCOMM, Inc. 40,092 6,301,260
Skyworks Solutions, Inc. 74,188 4,945,372
Texas Instruments, Inc. 34,636 6,788,310
Universal Display Corp. 46,073 7,077,734
75,359,466
Software — 13.1%
Dolby Laboratories, Inc.,
Class
a
A 84,303 6,879,968
Intuit, Inc. 11,157 6,848,613
Microsoft Corp. 15,297 6,072,756
Oracle Corp. 37,049 6,152,357
Investments
Shares Value
Common Stocks (continued)
Roper Technologies, Inc. 12,769 $ 7,463,480
33,417,174
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc. 30,493 7,374,427
HP, Inc. 206,015 6,359,683
13,734,110
Total Common Stocks
(Cost $217,572,318)
254,438,472
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (b) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $212,820
(Cost $212,744) $ 212,744
212,744
Total Investments — 99.9%
(Cost $217,785,062) 254,651,216
Other assets less liabilities — 0.1% 244,594
Net Assets — 100.0% $ 254,895,810
(a) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February
28, 2025 was $2,968,781, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.13%, and maturity dates ranging from March 15,
2025 – May 15, 2054. The total value of collateral is $2,971,536.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

SMART MATERIALS ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINT
::
Investments
Shares Value
Common Stocks — 99.4%
Aerospace & Defense — 4.9%
Hexcel Corp. 1,149 $ 72,812
Chemicals — 43.8%
Akzo Nobel NV 1,115 68,844
Arkema SA 825 67,952
Axalta Coating Systems Ltd.* 2,040 73,868
Cabot Corp. 657 56,502
Chemours Co. (The) 3,611 53,985
Hansol Chemical Co. Ltd. 276 20,716
Ingevity Corp.* 884 42,131
Nissan Chemical Corp. 2,125 60,968
OCI Holdings Co. Ltd. 476 25,900
PPG Industries, Inc. 568 64,309
Sika AG (Registered) 253 64,080
Solvay SA 1,729 56,480
655,735
Electrical Equipment — 5.1%
Mersen SA 594 12,940
NIDEC Corp. 3,515 62,683
75,623
Electronic Equipment, Instruments & Components — 10.1%
Corning, Inc. 1,553 77,883
LG Display Co. Ltd.* 9,918 62,034
Solus Advanced Materials Co.
Ltd. 1,707 10,875
150,792
Industrial Conglomerates — 6.0%
3M Co. 576 89,349
Metals & Mining — 2.7%
Constellium SE, Class
a
A* 3,570 40,627
Pharmaceuticals — 8.7%
Merck & Co., Inc. 694 64,021
Pfizer, Inc. 2,525 66,736
130,757
Semiconductors & Semiconductor Equipment — 18.1%
Applied Materials, Inc. 385 60,857
Ferrotec Holdings Corp. 1,146 17,776
First Solar, Inc.* 362 49,297
Himax Technologies, Inc., ADR 4,248 42,820
Innox Advanced Materials Co.
Ltd. 492 9,534
Jusung Engineering Co. Ltd. 890 20,229
LX Semicon Co. Ltd. 395 16,201
Investments
Shares Value
Common Stocks (continued)
Universal Display Corp. 357 $ 54,842
271,556
Total Common Stocks
(Cost $1,764,673)
1,487,251
Total Investments — 99.4%
(Cost $1,764,673) 1,487,251
Other assets less liabilities — 0.6% 9,456
Net Assets — 100.0% $ 1,496,707
* Non-income producing security.
Abbreviations
ADR American Depositary Receipt

FEBRUARY 28, 2025 (Unaudited) :: SMART MATERIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINT
::
Smart Materials ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025:
United States 58.1%
South Korea 11.1%
Japan 9.4%
France 8.1%
Netherlands 4.6%
Switzerland 4.3%
Belgium 3.8%
Other
a
0.6%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

SUPPLY CHAIN LOGISTICS ETF :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SUPL
::
Investments
Shares Value
Common Stocks — 99.0%
Air Freight & Logistics — 28.2%
CH Robinson Worldwide, Inc. 267 $ 27,132
Deutsche Post AG 1,184 46,292
Expeditors International of
Washington, Inc. 316 37,086
FedEx Corp. 159 41,801
GXO Logistics, Inc.* 266 10,486
InPost SA* 508 8,742
J&T Global Express Ltd.* 11,822 9,759
JD Logistics, Inc.*(a) 5,288 9,465
Mainfreight Ltd. 187 7,302
Nippon Express Holdings, Inc. 450 7,952
United Parcel Service, Inc.,
Class
a
B 354 42,137
ZTO Express Cayman, Inc. 979 18,845
266,999
Commercial Services & Supplies — 4.3%
Brambles Ltd. 3,132 40,617
Ground Transportation — 46.0%
Aurizon Holdings Ltd. 3,949 7,964
Canadian National Railway Co. 416 42,177
Canadian Pacific Kansas City
Ltd. 590 45,956
CSX Corp. 1,292 41,357
Full Truck Alliance Co. Ltd.,
ADR 1,975 23,186
JB Hunt Transport Services,
Inc. 182 29,337
Knight-Swift Transportation
Holdings, Inc., Class
a
A 356 17,957
Landstar System, Inc. 79 12,545
Norfolk Southern Corp. 171 42,023
Old Dominion Freight Line, Inc. 219 38,653
Rumo SA 2,768 7,959
RXO, Inc.* 359 7,349
Saia, Inc.* 60 24,566
TFI International, Inc. 181 16,414
Union Pacific Corp. 191 47,118
XPO, Inc.* 259 31,847
436,408
Hotels, Restaurants & Leisure — 4.8%
Amadeus IT Group SA 602 45,412
Marine Transportation — 15.7%
AP Moller - Maersk A/S,
Class
a
B 5 8,745
COSCO SHIPPING Holdings
Co. Ltd., Class
a
H 6,402 9,401
Evergreen Marine Corp. Taiwan
Ltd. 4,524 29,781
HMM Co. Ltd. 1,257 16,833
Kawasaki Kisen Kaisha Ltd.(b) 1,268 18,371
Kuehne + Nagel International
AG (Registered) 107 24,601
Matson, Inc. 74 10,661
Investments
Shares Value
Common Stocks (continued)
SITC International Holdings
Co. Ltd. 2,896 $ 6,971
Wan Hai Lines Ltd. 3,919 10,033
Yang Ming Marine Transport
Corp. 5,373 11,937
147,334
Total Common Stocks
(Cost $897,847)
936,770
Total Investments — 99.0%
(Cost $897,847) 936,770
Other assets less liabilities — 1.0% 9,047
Net Assets — 100.0% $ 945,817
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February
28, 2025 was $18,371, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.25%, and maturity dates ranging from March 15,
2025 – August 15, 2054. The total value of collateral is $19,958.

FEBRUARY 28, 2025 (Unaudited) :: SUPPLY CHAIN LOGISTICS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SUPL
::
Supply Chain Logistics ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025:
United States 51.3%
Canada 11.0%
Taiwan 5.5%
Australia 5.1%
Germany 4.9%
Spain 4.8%
China 4.8%
Japan 2.8%
Switzerland 2.6%
South Korea 1.8%
Hong Kong 1.0%
Denmark 0.9%
Netherlands 0.9%
Brazil 0.8%
New Zealand 0.8%
Other
a
1.0%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

154 :: FEBRUARY 28, 2025 (Unaudited) :: NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in re-
purchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On February 28, 2025, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Fund Name
A
Bank of America
Securities, Inc.,
4.15%, dated
02/28/2025 due
03/03/2025
(a)
Bank of America
Securities, Inc.,
4.30%, dated
02/28/2025 due
03/03/2025
(b)
Bank of America
Securities, Inc.,
4.36%, dated
02/28/2025 due
03/03/2025
(c)
Barclays
Capital, Inc.,
4.25%, dated
02/28/2025 due
03/03/2025
(d)
Barclays
Capital, Inc.,
4.34%, dated
02/28/2025 due
03/03/2025
(e)
ING Financial
Markets LLC,
4.35%, dated
02/28/2025 due
03/03/2025
(f)
Total
Decline of the Retail Store ETF
......
$ 49,438
$ 37,078 $ 160,673 $ 12,359 $ 346,212 $ 98,876 $ 704,636
DJ Brookfield Global Infrastructure ETF 18,600
13,950 60,450 4,650 130,256 37,200 265,106
Equities for Rising Rates ETF
.......

448 1,941 149 4,183 1,195 8,514
Global Listed Private Equity ETF
.....
5,312
3,984 17,264 1,328 37,198 10,623 75,709
Hedge Replication ETF
...........
282,429
211,821 917,891 70,607 1,977,835 564,856 4,025,439
High Yield-Interest Rate Hedged
.....
319,193
239,395 1,037,377 79,798 2,235,296 638,385 4,549,444
Inflation Expectations ETF
.........
1,549,683
1,162,263 5,036,472 387,421 10,852,383 3,099,367 22,087,589
Investment Grade-Interest Rate Hedged 240,105
180,079 780,344 60,026 1,681,452 480,211 3,422,217
K-1 Free Crude Oil ETF
...........
3,971,246
2,978,434 12,906,548 992,811 27,810,499 7,942,491 56,602,029
Large Cap Core Plus
.............
1,728,748
1,296,560 5,618,428 432,187 12,106,357 3,457,494 24,639,774
Long Online/Short Stores ETF
.......
47,075
35,307 152,997 11,769 329,670 94,152 670,970
Merger ETF
...................
267,726
200,795 870,112 66,932 1,874,882 535,454 3,815,901
MSCI EAFE Dividend Growers ETF
...
8,472
6,353 27,531 2,118 59,323 16,942 120,739
MSCI Emerging Markets Dividend
Growers ETF
................
12,345
9,258 40,119 3,086 86,448 24,689 175,945
MSCI Europe Dividend Growers ETF
..
1,139
855 3,704 285 7,981 2,279 16,243
MSCI Transformational Changes ETF
..
1,337
1,003 4,344 334 9,363 2,674 19,055
Nasdaq-100 Dorsey Wright Momentum
ETF
......................
737
553 2,396 184 5,162 1,474 10,506
Nasdaq-100 High Income ETF
......
587,270
440,452 1,908,627 146,817 4,112,629 1,174,539 8,370,334
Online Retail ETF
...............
2,762
2,072 8,974 690 19,336 5,522 39,356
Pet Care ETF
..................
16,039
12,029 52,127 4,010 112,323 32,079 228,607
Russell 2000 Dividend Growers ETF
...
94,314
70,735 306,520 23,578 660,475 188,627 1,344,249
Russell 2000 High Income ETF
......
220,861
165,645 717,796 55,215 1,546,677 441,721 3,147,915
Russell U.S. Dividend Growers ETF
...

515 2,234 172 4,811 1,374 9,793

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS :: FEBRUARY 28, 2025 (Unaudited) :: 155
PROSHARES TRUST
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2025 as follows:
Fund Name
A
Bank of America
Securities, Inc.,
4.15%, dated
02/28/2025 due
03/03/2025
(a)
Bank of America
Securities, Inc.,
4.30%, dated
02/28/2025 due
03/03/2025
(b)
Bank of America
Securities, Inc.,
4.36%, dated
02/28/2025 due
03/03/2025
(c)
Barclays
Capital, Inc.,
4.25%, dated
02/28/2025 due
03/03/2025
(d)
Barclays
Capital, Inc.,
4.34%, dated
02/28/2025 due
03/03/2025
(e)
ING Financial
Markets LLC,
4.35%, dated
02/28/2025 due
03/03/2025
(f)
Total
S&P 500
®
Dividend Aristocrats ETF
...
$ 668,330
$ 501,248 $ 2,172,073 $ 167,083 $ 4,680,295 $ 1,336,661 $ 9,525,690
S&P 500
®
Ex-Energy ETF
..........
4,451
3,338 14,469 1,113 31,176 8,904 63,451
S&P 500
®
Ex-Financials ETF
........
5,136
3,853 16,695 1,284 35,973 10,274 73,215
S&P 500
®
Ex-Health Care ETF
.......
6,129
4,596 19,917 1,532 42,916 12,257 87,347
S&P 500
®
Ex-Technology ETF
.......
10,641
7,982 34,587 2,661 74,528 21,285 151,684
S&P 500
®
High Income ETF
........
1,238,150
928,611 4,023,983 309,537 8,670,713 2,476,297 17,647,291
S&P MidCap 400
®
Dividend Aristocrats
ETF
......................
123,727
92,795 402,113 30,932 866,457 247,454 1,763,478
S&P Technology Dividend Aristocrats ETF 14,926
11,194 48,510 3,732 104,529 29,853 212,744
$ 11,497,606 $ 8,623,201 $ 37,367,216 $ 2,874,400 $ 80,517,338 $ 22,995,209 $ 163,874,970
(a) U.S. Treasury Notes, 3.88% to 4.13%, due 2/28/2027 to 8/15/2033, which had an aggregate value at the Trust level of $204,000,042.
(b) U.S. Treasury Bonds, 0%, due 5/15/2051; U.S. Treasury Notes, 3.5%, due 2/15/2033, which had an aggregate value at the Trust level of
$153,000,004.
(c) U.S. Treasury Notes, 1.25% to 4.25%, due 11/30/2026 to 11/15/2034, which had an aggregate value at the Trust level of $663,000,085.
(d) U.S. Treasury Notes, 3.5% to 4.13%, due 1/31/2028 to 3/31/2031, which had an aggregate value at the Trust level of $51,000,088.
(e) U.S. Treasury Bonds, 0%, due 5/15/2025 to 11/15/2054; U.S. Treasury Notes, 4.13%, due 10/31/2031 to 2/29/2032, which had an aggregate value at the Trust level of $1,428,605,231.
(f) U.S. Treasury Bills, 0%, due 3/18/2025 to 1/22/2026; U.S. Treasury Bonds, 1.25% to 4.75%, due 2/15/2036 to 2/15/2055, which had an aggregate value at the Trust level of $408,000,028.